                            N-30D TABLE OF CONTENTS


SSgA Fund Name                                                        N-30D Page
--------------                                                        ----------
SSgA-SM-Life Solutions-SM- Funds....................................
     Income and Growth Fund.........................................
     Balanced Fund..................................................
     Growth Fund....................................................
Money Market Fund...................................................
Matrix Equity Fund..................................................
Prime Money Market Fund.............................................
Small Cap Fund......................................................
US Treasury Money Market Fund.......................................
Yield Plus Fund.....................................................
Bond Market Fund....................................................
S&P 500 Index Fund..................................................
International Stock Selection Fund..................................
Tax Free Money Market Fund..........................................
US Government Money Market Fund.....................................
Growth and Income Fund..............................................
Intermediate Fund...................................................
Intermediate Municipal Bond Fund....................................
Emerging Markets Fund...............................................
Tuckerman Active REIT Fund..........................................
International Growth Opportunities..................................
High Yield Bond.....................................................
Special Equity......................................................
Aggressive Equity Fund..............................................
IAM Shares Fund.....................................................

                       SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                              LIFE SOLUTIONS FUNDS

                               FEBRUARY 28, 2001

               SSgA-Registered Trademark- LIFE SOLUTIONS-SM- FUNDS

                             INCOME AND GROWTH FUND
                                  BALANCED FUND
                                   GROWTH FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                            Page

INCOME AND GROWTH FUND Financial Statements.................................   2

   Financial Highlights.....................................................   6

BALANCED FUND Financial Statements..........................................   8

   Financial Highlights.....................................................  12

GROWTH FUND Financial Statements............................................  14

   Financial Highlights.....................................................  18

Notes to Financial Statements...............................................  19

Fund Management and Service Providers.......................................  27


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK AND "LIFE SOLUTIONS-SM-" IS A REGISTERED SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUNDS, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                                                 NUMBER          VALUE
                                                                                                   OF            (000)
                                                                                                 SHARES            $
                                                                                                 ------         ------

INVESTMENTS
DOMESTIC EQUITIES - 35.7%
SSgA Aggressive Equity Fund..........................................                           100,080            496
SSgA Matrix Equity Fund..............................................                           240,058          2,268
SSgA S&P 500 Index Fund..............................................                           186,533          3,830
SSgA -SM-all Cap Fund................................................                            36,868            734
                                                                                                                ------
                                                                                                                 7,328
                                                                                                                ------

INTERNATIONAL EQUITIES - 9.3%
SSgA International Stock Selection Fund..............................                           225,332          1,845
SSgA Emerging Markets Fund...........................................                             5,519             51
                                                                                                                ------
                                                                                                                 1,896
                                                                                                                ------

BONDS - 54.9%
SSgA Bond Market Fund................................................                           998,506         10,025
SSgA High Yield Bond Fund............................................                           127,582          1,230
                                                                                                                ------
                                                                                                                11,255
                                                                                                                ------

SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund (a)...........................................                            20,861             21
                                                                                                                ------

TOTAL INVESTMENTS - 100.0%
(identified cost $22,060)...........................................................................            20,500
                                                                                                                ------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses......................................................................                12
Receivables from Advisor............................................................................                50
Other assets........................................................................................               341
Liabilities.........................................................................................              (406)
                                                                                                                ------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.0%)........................................................................................                (3)
                                                                                                                ------

NET ASSETS - 100.0%.................................................................................            20,497
                                                                                                                ======

2  Semiannual Report

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND
STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                                 VALUE
                                                                                                                 (000)
                                                                                                                   $
                                                                                                                ------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income........................................              (521)
Accumulated distributions in excess of net realized gain............................................              (624)
Unrealized appreciation (depreciation) on investments...............................................            (1,560)
Shares of beneficial interest.......................................................................                 2
Additional paid-in capital..........................................................................            23,200
                                                                                                                ------

NET ASSETS..........................................................................................            20,497
                                                                                                                ======

NET ASSET VALUE, offering and redemption price per share:
   ($20,496,899 divided by 1,847,832 shares of $.001 par value
   shares of beneficial interest outstanding) ......................................................             11.09
                                                                                                                ======

(a)  At amortized cost, which approximates market.



  See accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  3

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                         FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)


INVESTMENT INCOME
   Income distributions from Underlying Funds ......................................................        $     514

EXPENSES
   Distribution fees ..................................................................   $        2
   Transfer agent fees ................................................................           10
   Bookkeeping service fees ...........................................................            7
   Professional fees ..................................................................            5
   Registration fees ..................................................................           15
   Shareholder servicing fees .........................................................           13
   Amortization of deferred organization expenses .....................................            4
   Miscellaneous ......................................................................            6
                                                                                          ----------
   Expenses before reductions .........................................................           62
   Expense reductions .................................................................          (15)
                                                                                          ----------
      Expenses, net ................................................................................               47
                                                                                                           ----------
Net investment income ..............................................................................              467
                                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .......................................................................        (1,013)
   Capital gain distributions from Underlying Funds ..................................         1,610              597
                                                                                          ----------
Net change in unrealized appreciation (depreciation) on investments ................................           (1,945)
                                                                                                           ----------
Net realized and unrealized gain (loss) ............................................................           (1,348)
                                                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................        $    (881)
                                                                                                           ==========


See accompanying notes which are an integral part of the financial statements.


4  Semiannual Report

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands



                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED    FOR THE FISCAL
                                                                                 FEBRUARY 28, 2001   YEAR ENDED
                                                                                    (UNAUDITED)    AUGUST 31, 2000
                                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................     $      467       $      877
   Net realized gain (loss) ....................................................            597            1,378
   Net change in unrealized appreciation (depreciation) ........................         (1,945)             360
                                                                                     ----------       ----------
      Net increase (decrease) in net assets from operations ....................           (881)           2,615
                                                                                     ----------       ----------
DISTRIBUTIONS
   From net investment income ..................................................         (1,334)          (1,449)
   From net realized gain ......................................................         (1,316)            (690)
                                                                                     ----------       ----------
      Net decrease in net assets from distributions ............................         (2,650)          (2,139)
                                                                                     ----------       ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............          2,878           (5,068)
                                                                                     ----------       ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................           (653)          (4,592)

NET ASSETS
   Beginning of period .........................................................         21,150           25,742
                                                                                     ----------       ----------
   End of period (including accumulated distributions in excess of net investment income of $521 and undistributed net investment income of
      $346, respectively) ......................................................     $   20,497       $   21,150
                                                                                     ==========       ==========


  See accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  5

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived for the financial statements.



                                                                                 FISCAL YEARS ENDED AUGUST 31,
                                                                          ------------------------------------------
                                                                 2001*      2000        1999       1998       1997**
                                                               --------   --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................        $13.21     $12.93      $12.65     $12.93     $12.68
                                                               --------   --------    --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ............................           .27        .47         .44        .46         --
   Net realized and unrealized gain (loss) ..............          (.81)       .94         .95       (.01)       .25
                                                               --------   --------    --------   --------   --------
      Total income from operations ......................          (.54)      1.41        1.39        .45        .25
                                                               --------   --------    --------   --------   --------
DISTRIBUTIONS
   From net investment income ...........................          (.79)      (.77)       (.61)      (.41)        --
   From net realized gain ...............................          (.79)      (.36)       (.50)      (.32)        --
                                                               --------   --------    --------   --------   --------
      Total distributions ...............................         (1.58)     (1.13)      (1.11)      (.73)        --
                                                               --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD ..........................        $11.09     $13.21      $12.93     $12.65     $12.93
                                                               ========   ========    ========   ========   ========

TOTAL RETURN (%)(b) .....................................         (4.19)     11.73       11.27       3.53       1.97

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .............        20,497     21,150      25,742     23,771     13,979

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .......................           .45        .45         .45        .45        .35
      Operating expenses, gross (d) .....................           .60        .55         .50        .72       1.14
      Net investment income .............................          4.50       3.71        3.37       3.00        .16

   Portfolio turnover rate (%) ..........................         28.50      31.07       93.34      93.28     106.68


*   For the six months ended February 28, 2001 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current periods amounts and Underlying Funds.


6  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                                                 NUMBER         VALUE
                                                                                                   OF           (000)
                                                                                                 SHARES           $
                                                                                                ----------    --------
INVESTMENTS
DOMESTIC EQUITIES - 50.8%
SSgA Aggressive Equity Fund..........................................                              480,857       2,385
SSgA Matrix Equity Fund..............................................                            1,410,786      13,332
SSgA S&P 500 Index Fund..............................................                              814,957      16,731
SSgA Small Cap Fund..................................................                              162,860       3,241
                                                                                                              --------
                                                                                                                35,689
                                                                                                              --------
INTERNATIONAL EQUITIES - 14.3%
SSgA International Stock Selection Fund..............................                            1,180,580       9,669
SSgA Emerging Markets Fund...........................................                               38,022         352
                                                                                                              --------
                                                                                                                10,021
                                                                                                              --------
BONDS - 35.0%
SSgA Bond Market Fund................................................                            2,164,333      21,730
SSgA High Yield Bond Fund............................................                              291,845       2,813
                                                                                                              --------
                                                                                                                24,543
                                                                                                              --------
SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund (a)...........................................                               70,304          70
                                                                                                              --------
TOTAL INVESTMENTS - 100.2%
(identified cost $80,691)...........................................................................            70,323
                                                                                                              --------
OTHER ASSETS AND LIABILITIES
Deferred organization expenses......................................................................                12
Other assets........................................................................................             1,223
Liabilities.........................................................................................            (1,367)
                                                                                                              --------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.2%)........................................................................................              (132)
                                                                                                              --------
NET ASSETS - 100.0%.................................................................................            70,191
                                                                                                              ========


8  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)



                                                                                                                VALUE
                                                                                                                (000)
                                                                                                                  $
                                                                                                              --------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income........................................            (3,836)
Accumulated distributions in excess of net realized gain............................................            (1,581)
Unrealized appreciation (depreciation) on investments...............................................           (10,368)
Shares of beneficial interest.......................................................................                 7
Additional paid-in capital..........................................................................            85,969
                                                                                                              --------
NET ASSETS..........................................................................................            70,191
                                                                                                              ========
NET ASSET VALUE, offering and redemption price per share:
   ($70,190,820 divided by 6,535,015 shares of $.001 par value
   shares of beneficial interest outstanding) ......................................................             10.74
                                                                                                              ========

(a)  At amortized cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  9

SSgA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                         FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)



INVESTMENT INCOME
   Income distributions from Underlying Funds ......................................................       $    1,408

EXPENSES
   Distribution fees .................................................................    $        6
   Transfer agent fees ...............................................................            11
   Bookkeeping service fees ..........................................................             6
   Professional fees .................................................................             5
   Registration fees .................................................................            16
   Shareholder servicing fees ........................................................            50
   Amortization of deferred organization expenses ....................................             4
   Miscellaneous .....................................................................             7
                                                                                          ----------
      Total expenses ...............................................................................              105
                                                                                                           ----------
Net investment income ..............................................................................            1,303
                                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .......................................................................        (4,637)
   Capital gain distributions from Underlying Funds ..................................        10,053            5,416
                                                                                          ----------
Net change in unrealized appreciation (depreciation) on investments ................................          (14,294)
                                                                                                           ----------
Net realized and unrealized gain (loss) ............................................................           (8,878)
                                                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................       $   (7,575)
                                                                                                           ==========


See accompanying notes which are an integral part of the financial statements.


10  Semiannual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands



                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED    FOR THE FISCAL
                                                                                 FEBRUARY 28, 2001   YEAR ENDED
                                                                                    (UNAUDITED)    AUGUST 31, 2000
                                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................     $    1,303       $    3,243
   Net realized gain (loss) ....................................................          5,416           10,330
   Net change in unrealized appreciation (depreciation) ........................        (14,294)           1,532
                                                                                     ----------       ----------
      Net increase (decrease) in net assets from operations ....................         (7,575)          15,105
                                                                                     ----------       ----------
DISTRIBUTIONS
   From net investment income ..................................................        (6,387)           (6,007)
   From net realized gain ......................................................        (9,861)           (3,568)
                                                                                     ----------       ----------
      Net decrease in net assets from distributions ............................        (16,248)          (9,575)
                                                                                     ----------       ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............         12,303          (22,911)
                                                                                     ----------       ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................        (11,520)         (17,381)

NET ASSETS
   Beginning of period .........................................................         81,711           99,092
                                                                                     ----------       ----------
   End of period (including accumulated distributions in excess of net investment income of $3,836 and undistributed net investment income of
      $1,248, respectively) ....................................................     $   70,191       $   81,711
                                                                                     ==========       ==========


  See accompanying notes which are an integral part of the financial statements.


                                                           Semiannual Report  11

SSgA LIFE SOLUTIONS
BALANCED FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived for the financial statements.



                                                                             FISCAL YEARS ENDED AUGUST 31,
                                                                      ------------------------------------------
                                                             2001*      2000        1999       1998       1997**
                                                           --------   --------    --------   --------   --------


NET ASSET VALUE, BEGINNING OF PERIOD ......................  $14.59     $13.80     $12.95      $13.98     $13.69
                                                           --------   --------    --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) ..............................     .20        .42        .38         .50         --
   Net realized and unrealized gain (loss) ................   (1.47)      1.47       1.84        (.45)       .29
                                                           --------   --------    --------   --------   --------
      Total income from operations ........................   (1.27)      1.89       2.22         .05        .29
                                                           --------   --------    --------   --------   --------
DISTRIBUTIONS
   From net investment income .............................   (1.01)      (.70)      (.61)       (.56)        --
   From net realized gain .................................   (1.57)      (.40)      (.76)       (.52)        --
                                                           --------   --------    --------   --------   --------
      Total distributions .................................   (2.58)     (1.10)     (1.37)      (1.08)        --
                                                           --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD ............................  $10.74     $14.59     $13.80      $12.95     $13.98
                                                           ========   ========    ========   ========   ========
TOTAL RETURN (%)(b) .......................................   (9.21)     14.59      17.89         .33       2.12

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............  70,191     81,711     99,092      90,804     47,003

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................     .27        .24        .28         .36        .35
      Operating expenses, gross ...........................     .27        .24        .28         .36        .49
      Net investment income ...............................    3.32       3.01       2.83        2.07        .07

   Portfolio turnover rate (%) ............................   36.79      42.47      51.09      101.40      51.61


*   For the six months ended February 28, 2001 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


12  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                 NUMBER         VALUE
                                                                                                   OF           (000)
                                                                                                 SHARES           $
                                                                                                ----------    --------


INVESTMENTS
DOMESTIC EQUITIES - 66.0%
SSgA Aggressive Equity Fund.............................................                           387,776       1,923
SSgA Matrix Equity Fund.................................................                         1,304,206      12,325
SSgA S&P 500 Index Fund.................................................                           579,127      11,889
SSgA Small Cap Fund.....................................................                           141,143       2,809
                                                                                                              --------
                                                                                                                28,946
                                                                                                              --------
INTERNATIONAL EQUITIES - 19.3%
SSgA International Stock Selection Fund.................................                         1,007,899       8,255
SSgA Emerging Markets Fund..............................................                            23,801         220
                                                                                                              --------
                                                                                                                 8,475
                                                                                                              --------
BONDS - 15.0%
SSgA Bond Market Fund...................................................                           565,687       5,680
SSgA High Yield Bond Fund...............................................                            91,379         881
                                                                                                              --------
                                                                                                                 6,561
                                                                                                              --------
SHORT-TERM ASSETS - 0.1%
SSgA Money Market Fund (a)..............................................                            45,055          45
                                                                                                              --------
TOTAL INVESTMENTS - 100.4%
(identified cost $53,234)...........................................................................            44,027
                                                                                                              --------
OTHER ASSETS AND LIABILITIES
Deferred organization expenses......................................................................                12
Other assets........................................................................................               694
Liabilities.........................................................................................              (884)
                                                                                                              --------
TOTAL OTHER ASSETS AND LIABILITIES,                                                                               (178)
NET - (0.4%)........................................................................................

NET ASSETS - 100.0%.................................................................................            43,849
                                                                                                              ========


14  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF NET ASSETS,CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                                VALUE
                                                                                                                (000)
                                                                                                                  $
                                                                                                              --------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income........................................            (3,118)
Accumulated net realized gain (loss)................................................................               338
Unrealized appreciation (depreciation) on investments...............................................            (9,207)
Shares of beneficial interest.......................................................................                 4
Additional paid-in capital..........................................................................            55,832
                                                                                                              --------
NET ASSETS..........................................................................................            43,849
                                                                                                              ========
NET ASSET VALUE, offering and redemption price per share:
   ($43,848,950 divided by 4,234,052 shares of $.001 par value
   shares of beneficial interest outstanding) ......................................................             10.36
                                                                                                              ========


(a)  At amortized cost, which approximates market.


  See accompanying notes which are an integral part of the financial statements.


                                                           Semiannual Report  15

SSgA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)


INVESTMENT INCOME
   Income distributions from Underlying Funds .....................................................        $      472

EXPENSES
   Distribution fees ...............................................................      $        5
   Transfer agent fees .............................................................               9
   Bookkeeping service fees ........................................................               8
   Professional fees ...............................................................               5
   Registration fees ...............................................................              16
   Shareholder servicing fees ......................................................              30
   Amortization of deferred organization expenses ..................................               4
   Miscellaneous ...................................................................               6
                                                                                          ----------
      Total expenses ..............................................................................                83
                                                                                                           ----------
Net investment income .............................................................................               389
                                                                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .....................................................................          (1,760)
   Capital gain distributions from Underlying Funds ................................           7,657            5,897
                                                                                          ----------
Net change in unrealized appreciation (depreciation) on investments ...............................           (13,534)
                                                                                                           ----------
Net realized and unrealized gain (loss) ...........................................................            (7,637)
                                                                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .............................................        $   (7,248)
                                                                                                           ==========


See accompanying notes which are an integral part of the financial statements.


16  Semiannual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands



                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED    FOR THE FISCAL
                                                                                 FEBRUARY 28, 2001   YEAR ENDED
                                                                                    (UNAUDITED)    AUGUST 31, 2000
                                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................     $      389       $    1,091
   Net realized gain (loss) ....................................................          5,897            7,084
   Net change in unrealized appreciation (depreciation) ........................        (13,534)           2,029
                                                                                     ----------       ----------
      Net increase (decrease) in net assets from operations ....................         (7,248)          10,204
                                                                                     ----------       ----------
DISTRIBUTIONS
   From net investment income ..................................................         (3,864)          (3,157)
   From net realized gain ......................................................         (7,423)          (2,360)
                                                                                     ----------       ----------
      Net decrease in net assets from distributions ............................        (11,287)          (5,517)
                                                                                     ----------       ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............         10,973          (18,294)
                                                                                     ----------       ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................         (7,562)         (13,607)

NET ASSETS
   Beginning of period .........................................................         51,411           65,018
                                                                                     ----------       ----------
   End of period (including accumulated distributions in excess of net investment income of $3,118 and undistributed net investment
       income of $357, respectively) ...........................................     $   43,849       $   51,411
                                                                                     ==========       ==========


  See accompanying notes which are an integral part of the financial statements.


                                                           Semiannual Report  17

SSgA LIFE SOLUTIONS
GROWTH FUND



FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived for the financial statements.


                                                                             FISCAL YEARS ENDED AUGUST 31,
                                                                      ------------------------------------------
                                                             2001*      2000        1999       1998       1997**
                                                           --------   --------    --------   --------   --------


NET ASSET VALUE, BEGINNING OF PERIOD .................       $15.73     $14.62      $13.02     $14.79     $14.44
                                                           --------   --------    --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .........................          .10        .26         .26        .38         --
   Net realized and unrealized gain (loss) ...........        (2.15)      2.13        2.81       (.75)       .35
                                                           --------   --------    --------   --------   --------
      Total income from operations ...................        (2.05)      2.39        3.07       (.37)       .35
                                                           --------   --------    --------   --------   --------
DISTRIBUTIONS
   From net investment income ........................        (1.12)      (.72)       (.55)      (.71)        --
   From net realized gain ............................        (2.20)      (.56)       (.92)      (.69)        --
                                                           --------   --------    --------   --------   --------
      Total distributions ............................        (3.32)     (1.28)      (1.47)     (1.40)        --
                                                           --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD .......................       $10.36     $15.73      $14.62     $13.02     $14.79
                                                           ========   ========    ========   ========   ========

TOTAL RETURN (%)(b) ..................................       (14.11)     17.15       24.72      (2.68)      2.42

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ..........       43,849     51,411      65,018     53,432     43,603

   Ratios to average net assets (%)(c):
      Operating expenses, net ........................          .35        .35         .38        .41        .35
      Operating expenses, gross ......................          .35        .35         .38        .41        .54
      Net investment income ..........................         1.67       1.78        1.89       1.52        .09

   Portfolio turnover rate (%) .......................        24.63      33.00       43.15      67.66      39.49


*   For the six months ended February 28, 2001 (Unaudited).
**  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) For the periods subsequent to August 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.


18  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.


ASSET CLASS/UNDERLYING FUND                                        ASSET ALLOCATION RANGES
                                                       -----------------------------------------------
                                                       INCOME AND           BALANCED          GROWTH
                                                       GROWTH FUND            FUND             FUND
                                                       ------------      --------------   ------------
EQUITIES
US Equities                                               20 - 60%          40 - 80%         60 - 100%
   SSgA S&P 500 Index Fund
   SSgA Matrix Equity Fund
   SSgA Small Cap Fund
   SSgA Growth and Income Fund
   SSgA Special Equity Fund
   SSgA Tuckerman Active REIT Fund
   SSgA Aggressive Equity Fund
   International Equities*                                 0 - 15%           0 - 20%           0 - 25%
   SSgA International Stock Selection Fund
   SSgA Emerging Markets Fund
   SSgA International Growth Opportunities Fund
BONDS                                                     40 - 80%          20 - 60%           0 - 40%
   SSgA Bond Market Fund
   SSgA Intermediate Fund
   SSgA High Yield Bond Fund
   SSgA Yield Plus Fund
SHORT TERM ASSETS                                          0 - 20%           0 - 20%           0 - 20%
   SSgA Money Market Fund
   SSgA US Government Money Market Fund


* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.


                                                           Semiannual Report  19

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

   OBJECTIVES OF THE UNDERLYING FUNDS:
   The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

   SSgA S&P 500 INDEX FUND: To seek to replicate the total return of the S&P 500 Index.

   SSgA MATRIX EQUITY FUND: To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

   SSgA SMALL CAP FUND: To maximize total return through investment in equity securities; under normal market conditions, at least 65% of total assets will be invested in securities of smaller capitalized issuers.

   SSgA GROWTH AND INCOME FUND: To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

   SSgA SPECIAL EQUITY FUND: To maximize total return through investment in mid-and small capitalization US equity securities.

   SSgA TUCKERMAN ACTIVE REIT FUND: To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

   SSgA AGGRESSIVE EQUITY FUND: To maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by SSgA's proprietary models.

   SSgA INTERNATIONAL STOCK SELECTION FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA EMERGING MARKETS FUND: To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

   SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND: To provide long-term capital growth by investing primarily in securities of foreign issuers.

   SSgA BOND MARKET FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

   SSgA INTERMEDIATE FUND: To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.


20  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

   SSgA HIGH YIELD BOND FUND: To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

   SSgA YIELD PLUS FUND: To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

   SSgA MONEY MARKET FUND: To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

   SSgA US GOVERNMENT MONEY MARKET FUND: To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

   SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.


                                                           Semiannual Report  21

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

   The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                                                   NET
                                                                                                UNREALIZED
                                           FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
                                              COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                           ----------      ------------    --------------    --------------

      Income and Growth Fund               22,404,667        362,381        (2,266,653)         (1,904,272)
      Balanced Fund                        81,993,281      1,276,761       (12,946,837)        (11,670,076)
      Growth Fund                          54,414,402        512,264       (10,900,044)        (10,387,780)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   EXPENSES: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses of the Investment Company not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

   DEFERRED ORGANIZATION EXPENSES: The Funds have incurred expenses in connection with their organization. These costs were deferred and are being amortized over 60 months on a straight-line basis.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: During the six months ended February 28, 2001, purchases and sales of the Underlying Funds aggregated to the following:

                                           PURCHASES            SALES
                                          -----------        ----------
      Income and Growth Fund             $  8,175,367      $  5,876,214
      Balanced Fund                        35,738,045        28,321,708
      Growth Fund                          19,282,158        11,540,317


22  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the six months ended February 28, 2001, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution and shareholder servicing expenses) in excess of .30% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the six months ended February 28, 2001 was $15,440.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to the percentages, stated below, of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds. Each Fund will indirectly bear its proportionate share of the following:

Money Market Portfolios              $0 up to and including $15 billion                 .0315%
                                     over $15 billion                                   .0290%

U.S. Equity Portfolios               $0 up to and including $2 billion                  .0315%
                                     over $2 billion                                    .0290%

U.S. Fixed Income Portfolios         $0 up to and including $1 billion                  .0315%
                                     over $1 billion                                    .0290%

International Portfolios             $0 up to and including $1 billion                  .0700%
                                     over $1 billion                                    .0500%

Feeder Portfolios                    $0 up to and including $1 billion                  .0315%
                                     over $1 billion                                    .0100%

   The percentage of the fee paid by the each Underlying Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Underlying Fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios, including the Funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.


                                                           Semiannual Report  23

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   The Funds and Underlying Funds have a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to the Distributor to finance activity that is intended to result in the sale and retention of the Funds' and Underlying Funds' shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

   Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .25% of a Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2001. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

   The Funds have entered into Shareholder Service Agreements with State Street Solutions ("Solutions"), State Street Brokerage Services, Inc. ("SSBSI"), the State Street Retirement Investment Services Division ("RIS"), (collectively the "Agents"), as well as other non-related third party service providers. For these services, the Fund pays .13% each, based upon the average daily net asset value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Funds were charged shareholder servicing expenses by Solutions and SSBSI as follows:

                                        SOLUTIONS        SSBSI
                                        ---------       --------
      Income and Growth Fund             $9,478               $1
      Balanced Fund                      42,610              126
      Growth Fund                        24,837               20


   The Funds did not incur any expenses from RIS during this period.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


24  Semiannual Report

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

                                         INCOME AND            BALANCED           GROWTH
                                         GROWTH FUND             FUND               FUND
                                         -----------         ----------         --------
      Administration fees                   $     70         $       63         $    124
      Bookkeeping service fees                 1,880              4,956           13,309
      Distribution                             2,971             16,664           24,073
      Shareholder servicing fees               6,776                431           13,794
      Transfer agent fees                        328                204              652
                                         -----------         ----------         --------
                                            $ 12,025         $   22,318         $ 51,952
                                         ===========         ==========         ========

   BENEFICIAL INTEREST: In the Income and Growth Fund, as of February 28, 2001, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 74% and 12%, respectively, of the total outstanding shares of the Fund. In the Balanced Fund, as of February 28, 2001, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 86% and 11%, respectively, of the total outstanding shares of the Fund. In the Growth Fund, as of February 28, 2001, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 80% and 16% respectively, of the total outstanding shares of the Fund.

   TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended February 28, 2001 with Underlying Funds which are or were affiliates are as follows:

                                                                                               DIVIDEND AND
                                                                                               DISTRIBUTION
                       AFFILIATE                            PURCHASE COST     SALES COST          INCOME
   -----------------------------------------------------    -------------     -----------      -----------
   INCOME AND GROWTH FUND
      SSgA Aggressive Equity Fund                             $   629,604     $   609,121      $   481,028
                                                            -------------     -----------      -----------
                                                              $   629,604     $   609,121      $   481,028
                                                            =============     ===========      ===========
   BALANCED FUND
      SSgA Aggressive Equity Fund                             $ 2,964,982     $ 3,608,771      $ 2,639,062
      SSgA International Stock Selection Fund                  11,903,303       2,163,365        1,441,832
      SSgA Bond Market Fund                                    20,710,873      14,558,963        1,098,349
      SSgA High Yield Bond Fund                                 2,966,216       1,163,996          186,214
                                                            -------------     -----------      -----------
                                                              $38,545,374     $21,495,095      $ 5,365,457
                                                            =============     ===========      ===========
   GROWTH FUND
      SSgA International Stock Selection Fund                   9,629,405         881,309        1,078,613
      SSgA Aggressive Equity Fund                               2,440,263       1,990,755        1,880,324
                                                            -------------     -----------      -----------
                                                              $12,069,668     $ 2,872,064      $ 2,958,937
                                                            =============     ===========      ===========

The values of the above Underlying Funds are shown in the accompanying Statements of Net Assets.


                                                           Semiannual Report  25

SSgA
LIFE SOLUTIONS FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                        FOR THE PERIODS ENDED
                                                   --------------------------------------------------------------
                                                        FEBRUARY 28, 2001                    AUGUST 31, 2000
                                                   -----------------------------    -----------------------------
                                                     SHARES           DOLLARS           SHARES           DOLLARS
                                                   ------------   --------------    --------------   ------------
   INCOME AND GROWTH FUND
   Proceeds from shares sold...................            231     $    2,731               398       $    5,072
   Proceeds from reinvestment of distributions.            231     $    2,650               173            2,139
   Payments for shares redeemed................           (215)        (2,503)             (961)         (12,279)
                                                   ------------   --------------    --------------   ------------
   Total net increase (decrease)...............            247     $    2,878              (390)      $   (5,068)
                                                   ============   ==============    ==============   ============
   BALANCED FUND
   Proceeds from shares sold...................            809     $   10,769             2,728       $   38,171
   Proceeds from reinvestment of distributions.          1,405         16,248               712            9,575
   Payments for shares redeemed................         (1,280)       (14,714)           (5,017)         (70,657)
                                                   ------------   --------------    --------------   ------------
   Total net increase (decrease)...............            934     $   12,303            (1,577)      $  (22,911)
                                                   ============   ==============    ==============   ============
   GROWTH FUND
   Proceeds from shares sold...................            294     $    3,568               714       $   10,726
   Proceeds from reinvestment of distributions.            983         11,287               385            5,517
   Payments for shares redeemed................           (310)        (3,882)           (2,277)         (34,537)
                                                   ------------   --------------    --------------   ------------
   Total net increase (decrease)...............            967     $   10,973            (1,178)      $  (18,294)
                                                   ============   ==============    ==============   ============

6. INTERFUND LENDING PROGRAM

   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


26  Semiannual Report

SSgA LIFE SOLUTIONS FUNDS
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                           Semiannual Report  27

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                                MONEY MARKET FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                                MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                      Page

Financial Statements..................................................     3

Financial Highlights..................................................    12

Notes to Financial Statements.........................................    13

Fund Management and Service Providers.................................    17



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                 DATE       VALUE
                                                                            (000)        RATE      OF        (000)
                                                                              $            %    MATURITY       $
                                                                          ----------    ------  --------   ---------
CORPORATE BONDS AND NOTES - 12.4%
Abbey National Treasury Services PLC                                          50,000     6.720  10/10/01      49,994
Abbey National Treasury Services PLC (a)                                     100,000     5.440  10/25/01      99,961
ANZ Bank (a)                                                                  40,000     6.686  06/01/01      39,999
Bank of America N.A.                                                          50,000     6.600  03/30/01      50,000
Bank of America N.A.                                                          50,000     6.480  05/10/01      50,000
Bellsouth Telecommunications (a)                                             100,000     6.560  01/04/02     100,000
BMW Corp. (a)                                                                 90,000     6.675  06/04/01      90,000
Citigroup (a)                                                                 85,000     5.520  04/04/01      85,000
Daimler Chrysler (a)                                                         125,000     5.450  11/08/01     125,000
Ford Motor Credit Co. (a)                                                     27,000     6.906  03/05/01      27,001
Ford Motor Credit Co. (a)                                                     50,000     5.849  07/16/01      50,030
General Electric Capital Corp.                                                25,000     7.380  05/23/01      25,000
Key Bank N.A. (a)                                                             25,000     5.558  07/27/01      24,998
Key Bank N.A. (a)                                                             48,000     5.620  12/05/01      48,000
PNC Financial (a)                                                             60,000     5.481  03/23/01      59,998
PNC Financial (a)                                                             30,000     5.488  05/25/01      30,000
Unilever Capital Corp. (a)                                                    53,000     6.708  09/07/01      53,000
US Bank, Minnesota                                                            40,000     6.880  04/04/01      39,999
US Bank, Minnesota (a)                                                        30,000     5.670  05/24/01      30,000
Wal Mart Stores, Inc. (a)                                                     75,000     5.378  12/27/01      74,970
Wells Fargo & Co. (a)                                                        125,000     5.511  07/24/01     124,982
                                                                                                           ---------
TOTAL CORPORATE BONDS AND NOTES (cost $1,277,932)                                                          1,277,932
                                                                                                           ---------
DOMESTIC CERTIFICATE OF DEPOSIT - 0.3%
Branch Banking & Trust (a)                                                    35,000     6.660  12/04/01      34,997
                                                                                                           ---------
TOTAL DOMESTIC CERTIFICATE OF DEPOSIT (cost $34,997)                                                          34,997
                                                                                                           ---------
EURODOLLAR CERTIFICATES OF DEPOSIT - 11.0%
Abbey National Treasury Services PLC                                          50,000     5.280  05/08/01      49,996
Abbey National Treasury Services PLC                                          25,000     6.620  05/09/01      25,000
Abbey National Treasury Services PLC                                          50,000     7.260  05/09/01      50,000
Abbey National Treasury Services PLC                                          50,000     7.330  05/17/01      50,000
ABN AMRO Bank NV, Amsterdam                                                   37,000     5.330  07/11/01      36,979
Bank of Nova Scotia                                                           50,000     6.660  03/30/01      50,000
Bank of Scotland                                                              33,000     5.500  04/27/01      33,000
Bank of Scotland                                                              75,000     5.640  06/08/01      75,004


                                                             Semiannual Report 3

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                 DATE       VALUE
                                                                            (000)        RATE      OF        (000)
                                                                              $            %    MATURITY       $
                                                                          ----------    ------  --------   ---------
Barclays Bank                                                                 50,000     5.330  05/08/01      50,000
Citibank                                                                      36,000     5.380  07/23/01      36,004
Commerzbank                                                                  125,000     5.415  04/17/01     125,001
Dresdner Bank                                                                100,000     6.600  05/24/01     100,000
Dresdner Bank                                                                 50,000     5.545  06/19/01      49,998
Dresdner Bank                                                                 28,000     5.480  07/18/01      28,000
Halifax PLC                                                                   50,000     6.500  03/08/01      50,000
ING                                                                           60,000     6.650  03/21/01      60,000
ING                                                                           40,000     5.490  07/18/01      40,000
National Bank of Australia                                                    75,000     6.470  12/04/01      75,005
Royal Bank of Scotland                                                        30,000     5.560  03/20/01      30,000
Royal Bank of Scotland                                                        75,000     5.585  03/26/01      75,000
Royal Bank of Scotland                                                        50,000     5.560  04/04/01      50,001
                                                                                                           ---------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $1,138,988)                                                 1,138,988
                                                                                                           ---------
EURODOLLAR TIME DEPOSITS - 13.6%
Banco Bilbao Vizcaya Argen                                                   300,000     5.531  03/01/01     300,000
Caisse des Depots                                                            400,000     5.531  03/01/01     400,000
Credit Suisse                                                                300,000     5.540  03/01/01     300,000
National Bank of Australia                                                   150,000     5.625  03/01/01     150,000
Societe Generale Cayman                                                      250,000     5.531  03/01/01     250,000
                                                                                                           ---------
TOTAL EURODOLLAR TIME DEPOSITS (cost $1,400,000)                                                           1,400,000
                                                                                                           ---------
FOREIGN COMMERCIAL PAPER - 4.1%
KFW International Finance, Inc.                                               70,000     6.430  03/05/01      69,950
Nordbanken                                                                   100,000     6.410  05/07/01      98,807
Royal Bank of Canada                                                          50,000     6.295  03/01/01      50,000
Swedbank                                                                     100,000     6.460  03/05/01      99,928
Toronto Dominion Holdings                                                     50,000     5.950  06/04/01      49,215
Vodafone Airtouch PLC                                                         50,000     5.550  03/06/01      49,962
                                                                                                           ---------
TOTAL FOREIGN COMMERCIAL PAPER (cost $417,862)                                                               417,862
                                                                                                           ---------
DOMESTIC COMMERCIAL PAPER - 24.3%
Amsterdam Funding Corp.                                                       40,000     5.480  03/02/01      39,994
Amsterdam Funding Corp.                                                       50,000     5.480  03/09/01      49,939
Amsterdam Funding Corp.                                                       50,000     5.480  03/15/01      49,893


4 Semiannual Report

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                 DATE       VALUE
                                                                            (000)        RATE      OF        (000)
                                                                              $            %    MATURITY       $
                                                                          ----------    ------  --------   ---------
Amsterdam Funding Corp.                                                       25,000     5.470  03/23/01      24,916
Asset Securitization Cooperative Corp.                                        70,000     5.480  03/06/01      69,947
Asset Securitization Cooperative Corp.                                        50,000     5.470  03/09/01      49,939
Asset Securitization Cooperative Corp.                                        75,000     5.350  04/06/01      74,599
Barton Capital Corp.                                                          75,000     5.480  03/08/01      74,920
Barton Capital Corp.                                                          50,000     5.480  03/09/01      49,939
Coca Cola Co.                                                                 50,000     6.370  03/14/01      49,885
Corporate Asset Funding Co., Inc.                                             60,000     5.540  03/22/01      59,806
Corporate Asset Funding Co., Inc.                                             75,000     5.200  05/08/01      74,263
Delaware Funding Corp.                                                        25,000     5.540  03/16/01      24,942
Delaware Funding Corp.                                                        39,979     5.490  03/21/01      39,857
Delaware Funding Corp.                                                        50,342     5.530  03/21/01      50,187
Delaware Funding Corp.                                                        50,000     5.450  04/12/01      49,682
Delaware Funding Corp.                                                        25,000     5.200  05/18/01      24,718
Dexia Co.                                                                     55,000     5.210  05/02/01      54,506
du Pont (E.I.) de Nemours & Co.                                               25,000     6.410  03/09/01      24,964
Edison Asset Securitization                                                   52,000     5.470  03/07/01      51,953
Edison Asset Securitization                                                   50,000     5.570  03/16/01      49,884
Edison Asset Securitization                                                   50,000     6.300  03/22/01      49,816
Falcon Asset Securitization                                                   50,000     5.500  03/20/01      49,855
Fortis Funding                                                                50,000     5.475  03/05/01      49,970
General Electric Capital Corp.                                                60,000     6.460  03/19/01      59,806
General Electric Capital Corp.                                                25,000     5.900  05/02/01      24,746
General Electric Capital Corp.                                                50,000     5.250  05/09/01      49,497
Goldman Sachs                                                                 50,000     5.580  04/16/01      49,644
J.P. Morgan Co., Inc.                                                         50,000     6.450  03/08/01      49,937
J.P. Morgan Co., Inc.                                                        200,000     6.280  03/20/01     199,337
Morgan Stanley Dean Witter                                                   100,000     6.300  03/20/01      99,668
Old Line Funding Corp.                                                        36,388     5.480  03/02/01      36,382
Old Line Funding Corp.                                                        40,000     5.490  03/09/01      39,951
Old Line Funding Corp.                                                        35,796     5.480  03/14/01      35,725
Park Avenue Receivables Corp.                                                 40,000     5.480  03/14/01      39,921
Preferred Receivables Funding Corp.                                           48,000     5.400  04/03/01      47,762
Quincy Capital Corp.                                                          59,880     5.470  03/13/01      59,771
Quincy Capital Corp.                                                         100,000     5.620  03/16/01      99,766
Quincy Capital Corp.                                                          46,596     5.420  03/28/01      46,407
Receivables Capital Co.                                                       34,000     5.480  03/15/01      33,928
Receivables Capital Co.                                                       29,692     5.370  04/05/01      29,537
Receivables Capital Co.                                                       63,584     5.950  06/12/01      62,502
UBS Financial, Inc.                                                          100,000     5.910  05/04/01      98,949


                                                             Semiannual Report 5

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                 DATE       VALUE
                                                                            (000)        RATE      OF        (000)
                                                                              $            %    MATURITY       $
                                                                          ----------    ------  --------   ---------
Windmill Funding Corp.                                                        33,000     5.470  03/08/01      32,965
Windmill Funding Corp.                                                        25,000     5.480  03/14/01      24,951
Windmill Funding Corp.                                                        75,000     6.300  03/21/01      74,738
Windmill Funding Corp.                                                        25,000     5.350  04/09/01      24,855
                                                                                                           ---------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $2,509,119)                                                          2,509,119
                                                                                                           ---------
TIME DEPOSITS - 1.0%

Branch Banking & Trust                                                       100,000     5.520  03/01/01     100,000
Branch Banking & Trust                                                         3,742     5.531  03/01/01       3,742
                                                                                                           ---------
TOTAL TIME DEPOSITS (cost $103,742)                                                                          103,742
                                                                                                           ---------
UNITED STATES GOVERNMENT AGENCIES - 9.5%
Federal Home Loan Bank                                                        41,261     5.320  04/16/01      40,981
Federal Home Loan Bank                                                        24,367     5.860  06/22/01      23,919
Federal Home Loan Bank (a)                                                    50,000     5.180  08/17/01      49,984
Federal Home Loan Bank (a)                                                   100,000     5.432  10/12/01      99,958
Federal Home Loan Bank (a)                                                    50,000     5.455  02/01/02      49,991
Federal Home Loan Mortgage Association                                        50,000     5.190  05/10/01      49,495
Federal National Mortgage Association                                         50,000     6.380  03/28/01      49,761
Federal National Mortgage Association                                         50,000     5.390  04/26/01      49,581
Federal National Mortgage Association                                         25,000     5.110  05/04/01      24,773
Federal National Mortgage Association                                        250,000     5.150  05/09/01     247,532
Federal National Mortgage Association                                         70,000     5.100  05/10/01      69,306
Federal National Mortgage Association                                         50,000     5.180  05/10/01      49,496
Federal National Mortgage Association                                         75,000     5.080  05/24/01      74,111
Federal National Mortgage Association                                         75,000     5.840  06/06/01      73,820
Federal National Mortgage Association                                         29,886     5.850  06/28/01      29,308
                                                                                                           ---------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $982,016)                                                      982,016
                                                                                                           ---------
YANKEE CERTIFICATES OF DEPOSIT - 13.9%
ANZ Bank                                                                      25,000     7.178  05/08/01      24,999
Bank of Nova Scotia (a)                                                       50,000     5.535  03/01/01      50,000
Bank of Scotland (a)                                                          25,000     5.481  03/23/01      24,999
Bank of Scotland (a)                                                          50,000     5.470  04/25/01      49,998
Bank of Scotland                                                              30,000     6.980  07/16/01      29,997


6 Semiannual Report

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                          PRINCIPAL
                                                                           AMOUNT                 DATE       VALUE
                                                                            (000)        RATE      OF        (000)
                                                                              $            %    MATURITY       $
                                                                          ----------    ------  --------   ---------
Barclays Bank PLC (a)                                                        100,000     5.570  12/11/01      99,970
Barclays Bank PLC (a)                                                         85,000     5.530  01/11/02      84,986
Barclays Bank PLC (a)                                                         50,000     5.530  01/22/02      49,991
Canadian Imperial Bank                                                        70,000     6.870  04/25/01      69,996
Canadian Imperial Bank                                                        75,000     7.070  05/03/01      74,996
Canadian Imperial Bank (a)                                                   100,000     5.520  02/27/02      99,985
Deutsche Bank AG                                                              25,000     6.050  07/05/01      25,042
Deutsche Bank AG                                                              70,000     6.890  08/20/01      69,991
Deutsche Bank AG (a)                                                          30,000     5.590  09/24/01      29,992
Dexia Bank, NY                                                               100,000     5.380  01/16/02      99,983
National Westminster Bank PLC                                                 50,000     6.855  08/31/01      49,993
National Westminster Bank PLC                                                100,000     5.370  01/16/02      99,983
Rabobank Nederland                                                            25,000     6.630  11/02/01      24,995
Royal Bank of Canada (a)                                                      50,000     5.615  07/06/01      49,990
Svenska Handelsbanken                                                         50,000     6.710  03/15/01      49,999
Svenska Handelsbanken                                                         25,000     6.930  05/02/01      24,999
Svenska Handelsbanken                                                         25,000     7.000  05/02/01      24,999
Svenska Handelsbanken                                                         40,000     7.075  07/23/01      39,996
Toronto Dominion                                                              50,000     5.660  05/04/01      50,002
Toronto Dominion                                                              37,000     7.230  05/15/01      37,000
UBSAG                                                                        100,000     5.200  02/20/02      99,981
                                                                                                           ---------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $1,436,862)                                                     1,436,862
                                                                                                           ---------
TOTAL INVESTMENTS - 90.1% (amortized cost $9,301,518)                                                      9,301,518
                                                                                                           ---------


                                                             Semiannual Report 7

SSgA
MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                                                             VALUE
                                                                                                             (000)
                                                                                                               $
                                                                                                          ----------
REPURCHASE AGREEMENTS - 9.7%
Agreement with Bear Stearns and Chase Bank (Tri-Party) of $660,000 acquired on February 28, 2001 at 5.480% to be repurchased at $660,200 on March 1, 2001, collateralized by:
      $706,591 United States Treasury Note, valued at $677,840                                               660,000
Agreement with UBS and Chase Bank (Tri-Party) of $140,000
   acquired on February 28, 2001 at 5.470% to be repurchased at $140,042 on March 1, 2001, collateralized by:
      $139,575 United States Treasury Note, valued at $142,805                                               140,000
Agreement with UBS and Chase Bank (Tri-Party) of $200,000
   acquired on February 28, 2001 at 5.500% to be repurchased at $200,061 on March 1, 2001, collateralized by:
      $199,555 United States Treasury Note, valued at $204,002                                               200,000
                                                                                                          ----------
TOTAL REPURCHASE AGREEMENTS (identified cost $1,000,000)                                                   1,000,000
                                                                                                          ----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.8% (cost $10,301,518)(B)                                 10,301,518

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                      15,726
                                                                                                          ----------
NET ASSETS - 100.0%                                                                                       10,317,244
                                                                                                          ==========



(a) Adjustable or floating rate security.
(b) The identified cost for Federal income tax purpose is the same as shown above.


See accompanying notes which are an integral part of the financial statements.


8 Semiannual Report

SSgA
MONEY MARKET FUND


STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)


ASSETS
Investments at amortized cost which approximates market .............................................     $ 9,301,518
Repurchase agreements (identified cost $1,000,000) ..................................................       1,000,000
Interest receivable .................................................................................          64,817
Prepaid expenses ....................................................................................             237
                                                                                                          -----------
      Total assets ..................................................................................      10,366,572

LIABILITIES
Payables:
   Dividends ........................................................................        $45,476
   Accrued fees to affiliates .......................................................          3,644
   Other accrued expenses ...........................................................            208
                                                                                        ------------
      Total liabilities .............................................................................          49,328
                                                                                                          -----------
NET ASSETS ..........................................................................................     $10,317,244
                                                                                                          ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest .......................................................................     $    10,317
Additional paid-in capital ..........................................................................      10,306,927
                                                                                                          -----------
NET ASSETS ..........................................................................................     $10,317,244
                                                                                                          ===========
NET ASSET VALUE, offering and redemption price per share:
   ($10,317,243,518 divided by 10,317,243,518 shares of $.001 par value
      shares of beneficial interest outstanding) ....................................................     $      1.00
                                                                                                          ===========



  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 9

SSgA
MONEY MARKET FUND


STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUIDTED)

INVESTMENT INCOME
   Interest .........................................................................................        $328,874

EXPENSES
   Advisory fees .....................................................................       $12,643
   Administrative fees ...............................................................         1,627
   Custodian fees ....................................................................           855
   Distribution fees .................................................................         1,343
   Transfer Agent fees ...............................................................           322
   Professional fees .................................................................            87
   Registration fees .................................................................            79
   Shareholder servicing fees ........................................................         1,977
   Trustees' fees ....................................................................            74
   Miscellaneous .....................................................................           134
                                                                                        -----------
   Expenses before reduction .........................................................        19,141
   Expense reductions ................................................................          (10)
                                                                                        -----------
      Expenses, net ................................................................................           19,131
                                                                                                          -----------
Net investment income ..............................................................................          309,743
                                                                                                          -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................         $309,743
                                                                                                          ===========


See accompanying notes which are an integral part of the financial statements.


10 Semiannual Report

SSgA
MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                        MONTHS ENDED       FOR THE FISCAL
                                                                                     FEBRUARY 28, 2001       YEAR ENDED
                                                                                         (UNAUDITED)      AUGUST 31, 2000
                                                                                     -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income ...........................................................     $   309,743     $    496,600
   Net realized gain (loss)                                                                       --              259
                                                                                     ---------------     ------------
      Net increase in net assets from operations ...................................         309,743          496,859
                                                                                     ---------------     ------------
DISTRIBUTIONS
   From net investment income ......................................................       (309,743)        (496,600)
                                                                                     ---------------     ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...................       1,761,000      (1,528,298)
                                                                                     ---------------     ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................................       1,761,000      (1,528,039)

NET ASSETS
   Beginning of period .............................................................       8,556,244       10,084,283
                                                                                     ---------------     ------------
   End of period ...................................................................     $10,317,244     $  8,556,244
                                                                                     ===============     ============


  See accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report 11

SSgA
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements


                                                                     FISCAL YEARS ENDED AUGUST 31,
                                                  ------------------------------------------------------------------
                                                      2001*     2000         1999        1998       1997      1996
                                                  ---------  ---------  ----------   ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD ........     $  1.0000  $  1.0000  $   1.0000   $  1.0000  $  1.0000  $  1.0000
                                                  ---------  ---------  ----------   ---------  ---------  ---------
INCOME FROM OPERATIONS
   Net investment income ....................         .0304      .0562       .0476       .0528      .0516     .0524
                                                  ---------  ---------  ----------   ---------  ---------  ---------
DISTRIBUTIONS
   From net investment income ...............        (.0304)    (.0562)     (.0476)     (.0528)    (.0516)   (.0524)
                                                  ---------  ---------  ----------   ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD ..............     $  1.0000  $  1.0000  $   1.0000     $1.0000  $  1.0000  $  1.0000
                                                  =========  =========  ==========   =========  =========  =========
TOTAL RETURN (%)(a) .........................          3.08       5.78        4.86        5.41       5.28      5.36

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .    10,317,244  8,556,244  10,084,283   5,477,326  4,278,165  3,475,409

   Ratios to average net assets (%)(b):
      Operating expenses ....................           .38        .39         .40         .41        .39       .39
      Net investment income .................          6.12       5.62        4.74        5.28       5.17      5.20

*    For the six months ended February 28, 2001 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.


12 Semiannual Report

SSgA
MONEY MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net

                                                            Semiannual Report 13

SSgA
MONEY MARKET FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       FEBRUARY 28, 2001 (UNAUDITED)

   investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund made the following reclassification among certain of its capital accounts without impacting its net asset value:

   Accumulated Net Realized Gain (Loss)                   (7,585)
   Additional Paid-In Capital                              7,585

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS

   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $149,841,273,098 and $149,572,234,000, respectively.

   For the six months ended February 28, 2001, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements, aggregated to $1,248,622,178 and $525,000,000, respectively.

4. RELATED PARTIES

   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $9,781 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and


14 Semiannual Report

SSgA
MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       FEBRUARY 28, 2001 (UNAUDITED)

   services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $1,264,187, $249,502, $7,931, $204,071 and $35,266, by the Adviser, SSBSI,
   RIS, Commercial Banking, and Solutions, respectively.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.


                                                            Semiannual Report 15

SSgA
MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       FEBRUARY 28, 2001 (UNAUDITED)


   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

        Advisory fees                       $2,038,943
        Administration fees                    274,650
        Custodian fees                         207,155
        Distribution fees                      291,267
        Shareholder servicing fees             404,299
        Transfer agent fees                    423,435
        Trustees' fees                           4,216
                                            ----------
                                            $3,643,965
                                            ==========

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                    (AMOUNTS IN THOUSANDS)
                                                     FOR THE PERIODS ENDED
                                             ------------------------------------
                                             FEBRUARY 28, 2001    AUGUST 31, 2000
                                             -----------------  -----------------
Proceeds from shares sold..............       79,313,731         142,514,809
Proceeds from reinvestment o
   distributions......................           272,488             436,772
Payments for shares redeemed...........      (77,825,219)       (144,479,879)
                                            ------------        ------------
Total net increase (decrease)..........        1,761,000          (1,528,298)
                                            ============        ============

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate.


16 Semiannual Report

SSgA MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 17

                        SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                               MATRIX EQUITY FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                               MATRIX EQUITY FUND

                          SEMIANNUAL REPORT (UNAUDITED)
                                FEBRUARY 28, 2001

                                TABLE OF CONTENTS


                                                                            Page

Financial Statements........................................................   3

Financial Highlights........................................................   9

Notes to Financial Statements...............................................  10

Fund Management and Service Providers.......................................  15


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
MATRIX EQUITY FUND
STATEMENT OF NET ASSETS
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------   ----------
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 16.7%
AOL Time Warner, Inc. (a)                                   134,850        5,937
Brinker International, Inc. (a)                              99,000        2,926
Disney (Walt) Co.                                           123,700        3,829
First Data Corp.                                             43,600        2,693
Ford Motor Co.                                              129,650        3,606
Harrah's Entertainment, Inc. (a)                            100,000        3,102
International Game Technology (a)                            34,000        1,836
Knight-Ridder, Inc.                                          31,000        1,852
May Department Stores Co.                                    87,000        3,444
New York Times Co. Class A                                   79,400        3,509
Northwest Airlines Corp. Class A (a)                        102,000        2,244
RadioShack Corp.                                             45,000        1,926
Reebok International, Ltd. (a)                               60,800        1,556
SBC Communications, Inc.                                    132,118        6,302
Sears Roebuck & Co.                                          66,500        2,730
Wal-Mart Stores, Inc.                                        68,400        3,427
                                                                      ----------
                                                                          50,919
                                                                      ----------

CONSUMER STAPLES - 5.2%
Coca-Cola Co. (The)                                          36,500        1,936
Pepsi Bottling Group, Inc. (The)                             71,700        2,893
PepsiCo, Inc.                                                63,300        2,917
Philip Morris Cos., Inc.                                    127,000        6,119
Tyson Foods, Inc. Class A                                   157,800        1,990
                                                                      ----------
                                                                          15,855
                                                                      ----------

ENERGY - 8.1%
Amerada Hess Corp.                                           30,300        2,182
Ashland, Inc.                                                39,300        1,525
Chevron Corp.                                                19,500        1,670
Exxon Mobil Corp.                                            84,358        6,837
Kerr-McGee Corp.                                             32,600        2,107
Occidental Petroleum Corp.                                  101,500        2,435
Tosco Corp.                                                  49,100        1,966
Ultramar Diamond Shamrock Corp.                              54,000        1,966
USX-Marathon Group                                           74,700        2,063
Valero Energy Corp.                                          53,200        1,951
                                                                      ----------
                                                                          24,702
                                                                      ----------

FINANCIALS - 17.1%
American International Group, Inc.                           26,225        2,145
Citigroup, Inc.                                             142,466        7,006
Dime Bancorp, Inc.                                           95,600        2,858
Dime Bancorp, Inc. 2001 Litigation
   Tracking Warrants (a)                                    121,600           30
Fannie Mae                                                   53,200        4,240
Freddie Mac                                                  50,300        3,312
Golden State Bancorp, Inc.                                  105,700        2,896
Greenpoint Financial Corp.                                   79,300        2,736
Heller Financial, Inc. Class A                               30,000        1,014
Household International, Inc.                                46,500        2,693
John Hancock Financial Services, Inc.                        56,200        1,933
KeyCorp                                                      73,000        1,898
Merrill Lynch & Co., Inc.                                    13,000          779
MGIC Investment Corp.                                        19,500        1,130
Morgan Stanley Dean Witter & Co.                              6,300          410
Old Republic International Corp.                            120,000        3,390
PMI Group, Inc. (The)                                        33,500        1,876
Progressive Corp.                                            37,000        3,663
Protective Life Corp.                                        84,900        2,556
Radian Group, Inc.                                           26,000        1,609
Washington Mutual, Inc.                                      76,400        3,926
                                                                      ----------
                                                                          52,100
                                                                      ----------

HEALTH CARE - 14.7%
ALZA Corp. (a)                                               84,000        3,322
Amgen, Inc. (a)                                              16,300        1,175
Andrx Group (a)                                              19,000        1,088
Bristol-Myers Squibb Co.                                     54,000        3,424
CVS Corp.                                                    42,000        2,562
Genzyme Corp. (a)                                            28,400        2,497
Johnson & Johnson                                            62,800        6,112


                                                             Semiannual Report 3

SSgA
MATRIX EQUITY FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                                                        MARKET
                                                           NUMBER        VALUE
                                                             OF          (000)
                                                           SHARES          $
                                                         ----------   ----------
Lilly (Eli) & Co.                                            15,700        1,248
Merck & Co., Inc.                                            64,000        5,133
Oxford Health Plans, Inc. (a)                               104,200        3,445
PacifiCare Health Systems, Inc. (a)                           5,300          207
Pfizer, Inc.                                                111,675        5,025
St. Jude Medical, Inc. (a)                                   49,400        2,772
Tenet Healthcare Corp.                                       94,200        4,345
Wellpoint Health Networks, Inc. (a)                          26,400        2,610
                                                                      ----------
                                                                          44,965
                                                                      ----------

INDUSTRIALS - 8.4%
Boeing Co. (The)                                             77,800        4,839
Burlington Northern Santa Fe Corp.                           50,000        1,501
Dover Corp.                                                  48,400        1,857
General Electric Co.                                        258,600       12,025
Tyco International, Ltd.                                     99,500        5,438
                                                                      ----------
                                                                          25,660
                                                                      ----------

INFORMATION TECHNOLOGY - 20.4%
Adobe Systems, Inc.                                          35,000        1,017
Applied Micro Circuits Corp. (a)                             27,000          722
Ariba, Inc. (a)                                              35,000          578
BMC Software, Inc. (a)                                       60,000        1,808
Cisco Systems, Inc. (a)                                     126,200        2,989
Comdisco, Inc.                                              168,300        2,146
Electronics for Imaging, Inc. (a)                            65,300        1,596
EMC Corp. (a)                                                95,400        3,793
General Dynamics Corp.                                       47,500        3,239
Integrated Device Technology, Inc. (a)                       22,000          637
Intel Corp.                                                 146,000        4,170
International Business Machines Corp.                        31,400        3,137
Juniper Networks, Inc. (a)                                   11,000          710
KEMET Corp. (a)                                              80,700        1,357
L-3 Communications Holdings, Inc. (a)                        20,000        1,640
Linear Technology Corp.                                      40,500        1,605
Mercury Interactive Corp. (a)                                28,000        1,762
Microsoft Corp. (a)                                         119,100        7,027
Nortel Networks Corp.                                        36,500          675
Oracle Corp. (a)                                            271,300        5,155
Rational Software Corp. (a)                                  32,600        1,139
Rockwell International Corp.                                 66,000        3,033
Scientific-Atlanta, Inc.                                     27,000        1,266
Siebel Systems, Inc. (a)                                     46,700        1,786
Sybase, Inc. (a)                                            131,000        2,571
Veritas Software Corp. (a)                                   16,900        1,097
Verizon Communications, Inc.                                112,400        5,563
                                                                      ----------
                                                                          62,218
                                                                      ----------

MATERIALS - 2.4%
Cabot Corp.                                                  54,400        1,865
Eastman Chemical Co.                                         41,700        2,145
FMC Corp. (a)                                                25,400        1,950
Smurfit-Stone Container Corp. (a)                            97,300        1,405
                                                                      ----------
                                                                           7,365
                                                                      ----------

TELECOMMUNICATION SERVICES - 1.8%
AT&T Corp.                                                   23,500          541
BellSouth Corp.                                              97,300        4,083
United States Cellular Corp. (a)                             16,900        1,001
                                                                      ----------
                                                                           5,625
                                                                      ----------

UTILITIES - 3.9%
Allegheny Energy, Inc.                                       61,500        2,918
Dycom Industries, Inc. (a)                                   64,000          979
Entergy Corp.                                                54,000        2,097
PPL Corp.                                                    73,400        3,354
Public Service Enterprise Group, Inc.                        56,000        2,509
                                                                      ----------
                                                                          11,857
                                                                      ----------

TOTAL COMMON STOCKS
(cost $319,353)                                                          301,266
                                                                      ----------


4 Semiannual Report

SSgA
MATRIX EQUITY FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                           (000)         (000)
                                                             $             $
                                                         ----------   ----------
SHORT-TERM INVESTMENTS - 1.6%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                                      3,192        3,192
Federated Investors Prime Cash
   Obligations Fund (b)                                       1,729        1,729
                                                                      ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,921)                                                              4,921
                                                                      ----------
TOTAL INVESTMENTS - 100.3%
(identified cost $324,274)                                               306,187

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                                (935)
                                                                      ----------

NET ASSETS - 100.0%                                                      305,252
                                                                      ==========

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.


          See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
MATRIX EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)    FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $324,274) ...............................................   $     306,187
Cash ...........................................................................................             443
Receivables:
   Dividends ...................................................................................             396
   Investments sold ............................................................................             224
   Fund shares sold ............................................................................               4
Prepaid expenses ...............................................................................              61
Short-term investments held as collateral for securities loaned, at market .....................          17,775
                                                                                                   -------------

      Total assets .............................................................................         325,090

LIABILITIES
Payables:
   Investments purchased .......................................................   $       1,445
   Fund shares redeemed ........................................................             342
   Accrued fees to affiliates ..................................................             244
   Other accrued expenses ......................................................              32
Payable upon return of securities loaned, at market ............................          17,775
                                                                                   -------------

      Total liabilities ........................................................................          19,838
                                                                                                   -------------

NET ASSETS .....................................................................................   $     305,252
                                                                                                   =============

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ...................................   $          (5)
Accumulated distributions in excess of net realized gain .......................................         (49,367)
Unrealized appreciation (depreciation) on investments ..........................................         (18,087)
Shares of beneficial interest ..................................................................              32
Additional paid-in capital .....................................................................         372,679
                                                                                                   -------------

NET ASSETS .....................................................................................   $     305,252
                                                                                                   =============

NET ASSET VALUE, offering and redemption price per share:
   ($305,251,768 divided by 32,302,383 shares of $.001 par value
      shares of beneficial interest outstanding) ...............................................   $        9.45
                                                                                                   =============


See accompanying notes which are an integral part of the financial statements.

6 Semiannual Report

SSgA
MATRIX EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends ...................................................................................   $       2,064
   Interest ....................................................................................              33
                                                                                                   -------------

      Total investment income ..................................................................           2,097

EXPENSES
   Advisory fees ...............................................................   $       1,313
   Administrative fees .........................................................              67
   Custodian fees ..............................................................              44
   Distribution fees ...........................................................              49
   Transfer agent fees .........................................................              26
   Professional fees ...........................................................              11
   Registration fees ...........................................................              18
   Shareholder servicing fees ..................................................             124
   Trustees' fees ..............................................................               6
   Miscellaneous ...............................................................               7
                                                                                   -------------

   Expenses before reductions ..................................................           1,665
   Expense reductions ..........................................................              (1)
                                                                                   -------------

      Expenses, net ............................................................................           1,664
                                                                                                   -------------

Net investment income ..........................................................................             433
                                                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................................         (39,450)
   Futures contracts ...........................................................            (891)        (40,341)
                                                                                   -------------

Net change in unrealized appreciation (depreciation) on:
   Investments .................................................................         (48,856)
   Futures contracts ...........................................................            (140)        (48,996)
                                                                                   -------------   -------------

Net realized and unrealized gain (loss) ........................................................         (89,337)
                                                                                                   -------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..........................................   $     (88,904)
                                                                                                   =============

  See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
MATRIX EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                            FOR THE SIX
                                                                            MONTHS ENDED        FOR THE FISCAL
                                                                         FEBRUARY 28, 2001        YEAR ENDED
                                                                            (UNAUDITED)        AUGUST 31, 2000
                                                                         -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .............................................   $             433    $           1,421
   Net realized gain (loss) ..........................................             (40,341)             105,971
   Net change in unrealized appreciation (depreciation) ..............             (48,996)             (39,006)
                                                                         -----------------    -----------------

      Net increase (decrease) in net assets from operations ..........             (88,904)              68,386
                                                                         -----------------    -----------------

DISTRIBUTIONS
   From net investment income ........................................                (599)              (1,950)
   From net realized gain ............................................            (105,234)             (80,236)
                                                                         -----------------    -----------------

      Net decrease in net assets from distributions ..................            (105,833)             (82,186)
                                                                         -----------------    -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .....              81,438             (124,678)
                                                                         -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................            (113,299)            (138,478)

NET ASSETS
   Beginning of period ...............................................             418,551              557,029
                                                                         -----------------    -----------------
   End of period (including accumulated distributions in excess of net investment income of $5 and undistributed net investment
      income of $161, respectively) ..................................   $         305,252    $         418,551
                                                                         =================    =================

See accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
MATRIX EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                               FISCAL YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------------
                                                    2001*        2000         1999         1998         1997         1996
                                                  ---------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $   17.01    $   17.51    $   15.68    $   18.41    $   14.13    $   13.93
                                                  ---------    ---------    ---------    ---------    ---------    ---------

INCOME FROM OPERATIONS
   Net investment income (a) ..................         .01          .05          .09          .17          .21          .24
   Net realized and unrealized gain (loss) ....       (3.15)        1.96         4.42          .29         5.43         1.64
                                                  ---------    ---------    ---------    ---------    ---------    ---------

      Total income from operations ............       (3.14)        2.01         4.51          .46         5.64         1.88
                                                  ---------    ---------    ---------    ---------    ---------    ---------

DISTRIBUTIONS
   From net investment income .................        (.02)        (.06)        (.10)        (.19)        (.22)        (.24)
   From net realized gain .....................       (4.40)       (2.45)       (2.58)       (3.00)       (1.14)       (1.44)
                                                  ---------    ---------    ---------    ---------    ---------    ---------

      Total distributions .....................       (4.42)       (2.51)       (2.68)       (3.19)       (1.36)       (1.68)
                                                  ---------    ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD ................   $    9.45    $   17.01    $   17.51    $   15.68    $   18.41    $   14.13
                                                  =========    =========    =========    =========    =========    =========

TOTAL RETURN (%)(b) ...........................      (21.93)       14.19        32.83         2.09        42.75        14.67

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...     305,252      418,551      557,029      445,077      429,397      261,888

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............         .95          .91          .78          .69          .58          .66
      Operating expenses, gross (d) ...........         .95          .96          .94          .97          .96         1.04
      Net investment income ...................         .25          .28          .52          .97         1.33         1.76

   Portfolio turnover rate (%) ................       99.53       149.82       130.98       133.63       117.27       150.68

*    For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.

                                                             Semiannual Report 9

SSgA
MATRIX EQUITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated
     October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


10 Semiannual Report

SSgA
MATRIX EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                 NET
                                                              UNREALIZED
          FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
             COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
        --------------   --------------   --------------   --------------
        $  333,137,484   $   31,268,758   $  (58,218,944)  $  (26,950,186)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $274,821,067 and $294,883,143, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to

                                                            Semiannual Report 11

SSgA
MATRIX EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $17,080,289 and $17,774,863, respectively. Included in interest income is securities lending income of $17,037 for the six months ended February 28, 2001.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $793 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

12 Semiannual Report

SSgA
MATRIX EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $39,639, $568, $2,354 and $69,583, by the Adviser, SSBSI, RIS, and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


      The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $3,180 for the six months ended
     February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


                                                            Semiannual Report 13

SSgA
MATRIX EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

        Advisory fees                   $    186,304
        Administration fees                    5,815
        Custodian fees                         1,896
        Distribution fees                      3,753
        Shareholder servicing fees            34,181
        Transfer agent fees                    9,002
        Trustees' fees                         2,925
                                        ------------
                                        $    243,876
                                        ============

     BENEFICIAL INTEREST: As of February 28, 2001, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 24% and 15%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                  ------------------------------------------------------------
                                                        FEBRUARY 28, 2001                AUGUST 31, 2000
                                                  ----------------------------    ----------------------------
                                                     SHARES          DOLLARS         SHARES         DOLLARS
                                                  ------------    ------------    ------------    ------------
Proceeds from shares sold .....................          2,201    $     25,764           5,694    $     92,941
Proceeds from reinvestment of distributions ...          9,557         104,278           5,377          78,260
Payments for shares redeemed ..................         (4,068)        (48,604)        (18,266)       (295,879)
                                                  ------------    ------------    ------------    ------------

Total net increase (decrease) .................          7,690    $     81,438          (7,195)   $   (124,678)
                                                  ============    ============    ============    ============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.   DIVIDENDS
     On March 2, 2001, the Board of Trustees declared a dividend of $.0079 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


14 Semiannual Report

SSgA MATRIX EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110

                                                            Semiannual Report 15

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                             PRIME MONEY MARKET FUND
                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                             PRIME MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                            Page

Financial Statements......................................................     3

Financial Highlights......................................................    11

Notes to Financial Statements.............................................    12

Fund Management and Service Providers.....................................    16



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
PRIME MONEY MARKET FUND
STATEMENT OF NET ASSETS
                                                                                            FEBRUARY 28, 2001 (UNAUDITED)


                                                                      PRINCIPAL
                                                                       AMOUNT                     DATE          VALUE
                                                                        (000)        RATE          OF           (000)
                                                                          $            %        MATURITY          $
                                                                  -----------    -----------   -----------   -----------
CORPORATE BONDS AND NOTES - 20.8%
Abbey National Treasury Services PLC                                   25,000          6.720      10/10/01        24,997
Abbey National Treasury Services PLC (a)                               50,000          5.440      10/25/01        49,980
Australia & New Zealand Banking Group (a)                              30,000          6.686      06/01/01        29,999
Bank of America NA (a)                                                 50,000          5.690      07/12/01        50,009
Bank of New York                                                       25,000          7.230      05/15/01        25,000
Barclays Bank (a)                                                      31,000          5.530      01/11/02        30,995
Barclays Bank (a)                                                      50,000          5.530      01/22/02        49,991
BMW US Capital Corp. (a)                                               75,000          6.675      06/04/01        75,000
Chase Manhattan Corp. (a)                                              25,000          6.479      01/03/02        25,055
Ciesco, LP (a)                                                         40,000          5.530      10/16/01        40,000
Citigroup, Inc. (a)                                                    25,000          5.528      04/04/01        25,000
DaimlerChrysler North America Holding Corp. (a)                        75,000          5.450      11/08/01        75,000
FleetBoston Financial Corp. (a)                                        20,000          5.563      07/31/01        20,002
FleetBoston Financial Corp. (a)                                         9,750          6.146      01/08/02         9,776
Ford Motor Credit Co. (a)                                              35,000          6.906      03/05/01        35,001
Ford Motor Credit Co. (a)                                              65,000          5.849      07/16/01        65,042
General Electric Capital Corp.                                         15,000          7.380      05/23/01        15,000
Key Bank NA (a)                                                        25,000          5.558      07/27/01        24,998
Key Bank NA (a)                                                        20,000          5.620      12/05/01        20,000
Key Bank NA (a)                                                        15,000          5.570      01/10/02        15,000
PNC Bank NA (a)                                                        20,000          5.481      03/23/01        19,999
PNC Bank NA (a)                                                        14,000          5.488      05/25/01        14,000
Unilever Capital Corp. (a)                                             30,000          6.708      09/07/01        30,000
US Bank                                                                20,000          6.880      04/04/01        19,999
US Bank (a)                                                            25,000          5.670      05/24/01        25,000
US Bank (a)                                                            20,000          5.705      10/22/01        20,021
Wal Mart Stores, Inc. (a)                                              50,000          5.378      12/27/01        49,980
Wells Fargo & Co. (a)                                                  75,000          5.511      07/24/01        74,989
Wells Fargo & Co. (a)                                                  20,000          6.780      09/15/01        20,025
                                                                                                               ---------
TOTAL CORPORATE BONDS AND NOTES (cost $979,858)                                                                  979,858
                                                                                                               ---------
DOMESTIC CERTIFICATES OF DEPOSIT - 1.5%
Branch Banking & Trust Co. (a)                                         20,000          6.660      12/04/01        19,999
Old Kent Bank & Trust Co. (a)                                          50,000          5.660      05/08/01        49,999
                                                                                                               ---------
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $69,998)                                                             69,998
                                                                                                               ---------

                                                             Semiannual Report 3

SSgA
PRIME MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                                                           FEBRUARY 28, 2001 (UNAUDITED)


                                                                      PRINCIPAL
                                                                       AMOUNT                     DATE          VALUE
                                                                        (000)        RATE          OF           (000)
                                                                          $            %        MATURITY          $
                                                                  -----------    -----------   -----------   -----------
EURODOLLAR CERTIFICATES OF DEPOSIT - 9.0%
Abbey National Treasury Services PLC                                   20,000          5.280      05/08/01        19,998
Abbey National Treasury Services PLC                                   25,000          7.260      05/09/01        25,000
Abbey National Treasury Services PLC                                   25,000          7.330      05/16/01        25,000
ABN AMRO                                                               28,000          5.420      07/16/01        27,994
Bank of Nova Scotia                                                    25,000          6.660      03/30/01        25,000
Bank of Scotland                                                       50,000          5.640      06/08/01        50,003
Barclays Bank                                                          25,000          5.330      05/08/01        25,000
Commerzbank AG                                                         50,000          5.415      04/17/01        50,000
Deutsche Bank AG                                                       25,000          6.050      07/05/01        25,042
ING Bank                                                               25,000          5.485      07/18/01        25,000
Lloyds TSB Bank PLC                                                    50,000          6.340      04/02/01        50,008
Royal Bank of Scotland                                                 75,000          5.585      03/26/01        75,000
                                                                                                               ---------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (COST $423,045)                                                         423,045
                                                                                                               ---------
YANKEE CERTIFICATES OF DEPOSIT - 11.9%
Bank of Nova Scotia (a)                                                20,000          5.535      03/01/01        20,000
Bank of Nova Scotia (a)                                                40,000          5.565      11/01/01        39,992
Bank of Scotland (a)                                                   50,000          6.625      03/23/01        49,999
Bank of Scotland                                                       10,000          6.980      07/16/01         9,999
Canadian Imperial Bank (a)                                             50,000          5.520      02/27/02        49,993
Deutsche Bank AG                                                       30,000          6.890      08/20/01        29,996
Deutsche Bank AG (a)                                                   25,000          5.590      09/24/01        24,993
Dexia Bank New York                                                    25,000          5.380      01/16/02        24,996
National Westminster Bank                                              25,000          6.855      08/31/01        24,996
National Westminster Bank                                              50,000          5.370      01/16/02        49,992
Royal Bank of Canada                                                   25,000          6.295      03/01/01        25,000
Royal Bank of Canada                                                   25,000          7.070      05/03/01        24,999
Royal Bank of Canada (a)                                               30,000          6.115      07/06/01        29,994
Svenska Handelsbanken                                                  20,000          6.710      03/15/01        20,000
Svenska Handelsbanken                                                  20,000          7.075      07/23/01        19,998
Toronto Dominion Bank                                                  50,000          5.660      05/04/01        50,000
Toronto Dominion Bank                                                  14,000          7.230      05/15/01        14,000
UBS AG                                                                 50,000          5.200      02/20/02        49,990
                                                                                                               ---------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $558,937)                                                             558,937
                                                                                                               ---------

4 Semiannual Report

SSgA
PRIME MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                                                           FEBRUARY 28, 2001 (UNAUDITED)


                                                                      PRINCIPAL
                                                                       AMOUNT                     DATE          VALUE
                                                                        (000)        RATE          OF           (000)
                                                                          $            %        MATURITY          $
                                                                  -----------    -----------   -----------   -----------
DOMESTIC COMMERICIAL PAPER - 26.6
Amsterdam Funding Corp.                                                25,000          5.490      03/05/01        24,985
Amsterdam Funding Corp.                                                35,635          5.490      03/27/01        35,494
Asset Securitization Cooperative Corp.                                 30,000          5.480      03/06/01        29,977
Asset Securitization Cooperative Corp.                                 25,500          5.470      03/09/01        25,469
Asset Securitization Cooperative Corp.                                 30,000          5.570      03/14/01        29,940
Barton Capital Corp.                                                   50,000          5.480      03/08/01        49,947
Barton Capital Corp.                                                   17,280          5.480      03/09/01        17,259
Corporate Asset Funding Co, Inc.                                       14,500          5.540      03/22/01        14,453
Corporate Asset Funding Co, Inc.                                       50,000          5.200      05/08/01        49,509
Credit Suisse                                                          26,200          5.430      04/26/01        25,979
Delaware Funding Corp.                                                 15,000          5.540      03/16/01        14,965
Delaware Funding Corp.                                                 25,000          5.530      03/21/01        24,923
Delaware Funding Corp.                                                 15,000          5.450      04/12/01        14,905
Delaware Funding Corp.                                                 25,000          5.200      05/18/01        24,718
Dexia Finance Co.                                                      48,000          6.090      03/28/01        47,781
Dexia Finance Co.                                                      40,800          5.210      05/02/01        40,434
Edison Asset Securitization                                            19,000          5.470      03/06/01        18,986
Edison Asset Securitization                                            50,000          5.570      03/16/01        49,884
Edison Asset Securitization                                            25,000          5.540      03/23/01        24,915
Edison Asset Securitization                                            25,000          5.470      03/28/01        24,897
Falcon Asset Securitization                                            48,630          5.400      04/02/01        48,397
GE Capital International Funding                                       20,000          6.460      03/19/01        19,935
General Electric Capital Corp.                                         25,000          5.900      05/02/01        24,746
Goldman Sachs Group, LP.                                               50,000          5.580      04/16/01        49,644
JP Morgan Co., Inc.                                                    25,000          6.450      03/08/01        24,969
Old Line Funding Corp.                                                 40,000          5.490      03/09/01        39,951
Old Line Funding Corp.                                                 20,000          5.480      03/14/01        19,960
Preferred Receivables Funding Corp.                                    30,000          5.500      03/20/01        29,913
Preferred Receivables Funding Corp.                                    30,000          5.350      04/16/01        29,795
Receivables Capital Corp.                                              37,597          5.490      03/09/01        37,551
Receivables Capital Corp.                                              24,000          5.480      03/15/01        23,949
Receivables Capital Corp.                                              31,769          5.360      04/06/01        31,599
Thunder Bay Funding, Inc.                                              26,916          5.460      03/26/01        26,814
Toronto Dominion Holdings                                              50,000          5.950      06/04/01        49,215
UBS Finance, LLC                                                       30,000          5.910      05/04/01        29,685
Vodafone Airtouch PLC                                                  50,000          5.550      03/06/01        49,961

                                                             Semiannual Report 5

SSgA
PRIME MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                                                            FEBRUARY 28, 2001 (UNAUDITED)


                                                                      PRINCIPAL
                                                                       AMOUNT                     DATE          VALUE
                                                                        (000)        RATE          OF           (000)
                                                                          $            %        MATURITY          $
                                                                  -----------    -----------   -----------   -----------
Windmill Funding Corp.                                                 25,000          5.480      03/14/01        24,951
Windmill Funding Corp.                                                 25,184          5.370      04/04/01        25,056
Windmill Funding Corp.                                                 50,000          5.400      04/04/01        49,745
Windmill Funding Corp.                                                 25,000          5.350      04/12/01        24,844
                                                                                                             -----------
TOTAL DOMESTIC COMMERCIAL PAPER (cost $1,250,100)                                                              1,250,100
                                                                                                             -----------
EURODOLLAR TIME DEPOSITS - 14.7%
Banco Bilbao Vizcaya Argentina                                        100,000          5.531      03/01/01       100,000
Caisse Des Depots                                                     175,000          5.531      03/01/01       175,000
Credit Suisse                                                          70,000          5.540      03/01/01        70,000
Societe Generale                                                      175,000          5.531      03/01/01       175,000
Suntrust Bank                                                         172,403          5.563      03/01/01       172,403
                                                                                                             -----------
TOTAL EURODOLLAR TIME DEPOSITS (cost $692,403)                                                                   692,403
                                                                                                             -----------
UNITED STATES GOVERNMENT AGENCY - 11.1%
Federal Home Loan Bank (a)                                             25,000          5.180      08/17/01        24,992
Federal Home Loan Bank (a)                                             25,000          5.430      10/12/01        24,989
Federal Home Loan Bank (a)                                             30,000          5.455      02/01/02        29,995
Federal Home Loan Mortgage Association                                 20,000          5.110      05/04/01        19,818
Federal Home Loan Mortgage Association                                 25,000          5.190      05/10/01        24,748
Federal National Mortgage Association                                 103,000          6.130      03/29/01       102,509
Federal National Mortgage Association                                  45,625          5.320      04/12/01        45,342
Federal National Mortgage Association                                 150,000          5.150      05/09/01       148,519
Federal National Mortgage Association                                  30,000          5.100      05/10/01        29,703
Federal National Mortgage Association                                  25,000          5.080      05/24/01        24,704
Federal National Mortgage Association                                  50,000          5.840      06/06/01        49,213
                                                                                                             -----------
TOTAL UNITED STATES GOVERNMENT AGENCY (cost $524,532)                                                            524,532
                                                                                                             -----------
TOTAL INVESTMENTS - 95.6% (amortized cost $4,498,873)                                                          4,498,873
                                                                                                             -----------
REPURCHASE AGREEMENT - 4.3%
Agreement with Credit Suisse First Boston, Inc. and Chase Bank
   (Tri-party) of $200,000 acquired on February 28, 2001 at 5.48% to be repurchased at $200,061 on March 1, 2001, collateralized by:
     $180,468 various United States Government Agencies, valued at $206,418                                      200,000
                                                                                                             -----------
TOTAL REPURCHASE AGREEMENT (identified cost $200,000)                                                            200,000
                                                                                                             -----------

6 Semiannual Report

SSgA
PRIME MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                                                           FEBRUARY 28, 2001 (UNAUDITED)



                                                                                                                VALUE
                                                                                                                (000)
                                                                                                                  $
                                                                                                             -----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENT - 99.9% (cost $4,698,873)(b)                                        4,698,873

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                           6,394
                                                                                                             -----------
NET ASSETS - 100.0%                                                                                            4,705,267
                                                                                                             ===========

(a)  Adjustable or floating rate security.
(b)  The identified cost for federal income tax purpose is the same as above.


See accompanying notes which are an integral part of the financial statemtents.



                                                             Semiannual Report 7

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)                                    FEBRUARY 28, 2001 (UNAUDITED)


ASSETS
Investments at amortized cost which approximates market ....................................        $ 4,498,873
Repurchase agreements (identified cost $200,000) ...........................................            200,000
Interest receivable ........................................................................             26,233
Prepaid expenses ...........................................................................                 70
                                                                                                    -----------
      Total assets .........................................................................          4,725,176

LIABILITIES
Payables:
   Dividends ...................................................................    $   19,118
   Accrued fees to affiliates ..................................................           588
   Other accrued expenses ......................................................           203
                                                                                    -----------
      Total liabilities ....................................................................             19,909
                                                                                                    -----------
NET ASSETS .................................................................................        $ 4,705,267
                                                                                                    ===========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) .......................................................        $       (30)
Shares of beneficial interest ..............................................................              4,705
Additional paid-in capital .................................................................          4,700,592
                                                                                                    -----------
NET ASSETS .................................................................................        $ 4,705,267
                                                                                                    ===========
NET ASSET VALUE, offering and redemption price per share:
   ($4,705,266,561 divided by 4,705,308,193 shares of $.001 par value
      shares of beneficial interest outstanding) ...........................................        $      1.00
                                                                                                    ===========


See accompanying notes which are an integral part of the financial statemtents.

8 Semiannual Report

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands                                      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)


INVESTMENT INCOME
   Interest ................................................................................        $   124,630
                                                                                                    -----------
EXPENSES
   Advisory fees ..............................................................    $     2,884
   Administrative fees ........................................................            657
   Custodian fees .............................................................            344
   Distribution fees ..........................................................            289
   Transfer agent fees ........................................................             66
   Professional fees ..........................................................             28
   Registration fees ..........................................................            124
   Shareholder servicing fees .................................................            526
   Trustees' fees .............................................................             30
   Miscellaneous ..............................................................             47
                                                                                   -----------
   Expenses before reductions .................................................          4,995
   Expense reductions .........................................................         (1,150)
                                                                                   -----------
      Expenses, net ........................................................................              3,845
                                                                                                    -----------
Net investment income ......................................................................            120,785
                                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................................        $   120,785
                                                                                                    ===========


See accompanying notes which are an integral part of the financial statemtents.


                                                              Semiannul Report 9

SSgA
PRIME MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands


                                                                             FOR THE SIX MONTHS ENDED    FOR THE FISCAL YEAR ENDED
                                                                                FEBRUARY 28, 2001              AUGUST 31, 2000
                                                                                   (UNAUDITED)
                                                                             ------------------------    -------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .................................................   $                120,785    $                 185,490
   Net realized gain (loss) ..............................................                         --                          (81)
                                                                             ------------------------    -------------------------
      Net increase in net assets from operations .........................                    120,785                      185,409
                                                                             ------------------------    -------------------------
DISTRIBUTIONS
   From net investment income ............................................                   (120,785)                    (185,490)
                                                                             ------------------------    -------------------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .........                    742,953                    1,547,164
                                                                             ------------------------    -------------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................                    742,953                    1,547,083

NET ASSETS
   Beginning of period ...................................................                  3,962,314                    2,415,231
                                                                             ------------------------    -------------------------
   End of period .........................................................   $              4,705,267    $               3,962,314
                                                                             ========================    =========================


See accompanying notes which are an integral part of the financial statemtents.


10 Semiannual Report

SSgA
PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                  FISCAL YEARS ENDED AUGUST 31,
                                                             -----------------------------------------------------
                                                    2001*       2000       1999       1998       1997       1996
                                                  ---------  ---------  ---------  ---------  ---------  ---------

NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.000
                                                  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM OPERATIONS
   Net investment income .......................      .0312      .0580      .0496      .0544      .0528      .0546
                                                  ---------  ---------  ---------  ---------  ---------  ---------
DISTRIBUTIONS
   From net investment income ..................     (.0312)    (.0580)    (.0496)    (.0544)    (.0528)    (.0546)
                                                  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD .................  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $  1.0000  $   1.000
                                                  =========  =========  =========  =========  =========  =========
TOTAL RETURN (%)(a) ............................       3.17       6.00       5.08       5.63       5.52       5.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....  4,705,267  3,962,314  2,415,231  2,125,020  1,406,263  1,095,631

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) ..............        .20        .20        .20        .20        .20        .20
      Operating expenses, gross (c) ............        .26        .25        .26        .28        .28        .25
      Net investment income ....................       6.28       5.93       4.96       5.48       5.40       5.44


*    For the six months ended February 28, 2001 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.


                                                            Semiannual Report 11

SSgA

PRIME MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS


                                                   FEBRUARY 28, 2001 (UNAUDITED)




1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $81,302 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in fiscal year 2001.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.


12 Semiannual Report

SSgA

PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                   FEBRUARY 28, 2001 (UNAUDITED)

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $56,829,365,269 and $56,454,295,000, respectively.

     For the six months ended February 28, 2001, purchases and maturities of US Government and Agency obligations, excluding repurchase agreements, aggregated to $546,754,441 and $120,000,000, respectively.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .15%, of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. For the period January 1, 2000 to February 28, 2001, the Adviser has also voluntarily agreed to waive .05% of its .15% advisory fee. The total amounts of the waiver and reimbursement for the six months ended February 28, 2001, were $961,303 and $172,651, respectively. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $15,570 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company

SSgA

PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                   FEBRUARY 28, 2001 (UNAUDITED)


     pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $480,652 by the Adviser.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


14 Semiannual Report

SSgA

PRIME MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                   FEBRUARY 28, 2001 (UNAUDITED)


     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

       Advisory fees                  $  229,083
       Administration fees               185,811
       Custodian fees                     28,684
       Distribution fees                   6,650
       Shareholder servicing fees        131,403
       Transfer agent fees                 3,913
       Trustees' fees                      2,507
                                      ----------
                                      $  588,051
                                      ==========

BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 57% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                         (AMOUNTS IN THOUSANDS)
                                                          FOR THE PERIODS ENDED
                                                  ------------------------------------
                                                  FEBRUARY 28, 2001    AUGUST 31, 2000
                                                  -----------------    ---------------
     Proceeds from shares sold...........             26,053,469          47,952,579
     Proceeds from reinvestment of
        distributions....................                107,025             143,017
     Payments for shares redeemed........            (25,417,541)        (46,548,432)
                                                  -----------------    ---------------
     Total net increase (decrease).......                742,953           1,547,164
                                                  =================    ===============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


                                                            Semiannual Report 15

SSgA PRIME MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President, Treasurer and CEO
  Mark E. Swanson, Treasurer and Principal Accounting Officer
  J. David Griswold, Vice President and Secretary
  Deedra S. Walkey, Assistant Secretary
  Rick J. Chase, Assistant Treasurer
  Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts 02171
  (800) 647-7327

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  One International Place, 27th Floor
  Boston, Massachusetts 02110
  (800) 997-7327

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington 98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar LLP
  Exchange Place
  Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  160 Federal Street
  Boston, Massachusetts 02110


16 Semiannual Report

                                   SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                                 SMALL CAP FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                                 SMALL CAP FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                            Page

Financial Statements......................................................     3
Financial Highlights......................................................    10
Notes to Financial Statements.............................................    11
Fund Management and Service Providers.....................................    17




"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SMALL CAP FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                      MARKET
                                                                  NUMBER               VALUE
                                                                    OF                 (000)
                                                                  SHARES                 $
                                                                ----------          ----------
COMMON STOCKS - 101.2%
CONSUMER DISCRETIONARY - 24.9%
Applebee's International, Inc.                                      52,800               1,617
Argosy Gaming Co. (a)                                              112,000               2,486
Aztar Corp. (a)                                                    124,800               1,473
Brinker International, Inc. (a)                                     78,750               2,328
Burlington Coat Factory Warehouse Corp.                             36,000                 704
Callaway Golf Co.                                                  109,300               2,629
Career Education Corp. (a)                                          21,600                 986
CBRL Group, Inc.                                                    36,300                 687
Cheesecake Factory, Inc. (The) (a)                                  38,000               1,503
Constellation Brands, Inc. Class A (a)                              26,800               1,711
Crossmann Communities, Inc. (a)                                     10,000                 279
Direct Focus, Inc. (a)                                             109,500               2,915
Dress Barn, Inc. (a)                                                34,000                 795
F.Y.I., Inc. (a)                                                    36,000               1,211
Forrester Research, Inc. (a)                                        36,300               1,418
Fossil, Inc. (a)                                                     8,400                 147
Frontier Airlines, Inc. (a)                                         29,000                 680
Group 1 Automotive, Inc. (a)                                        48,900                 606
Handleman Co. (a)                                                   37,700                 343
Heidrick & Struggles International, Inc. (a)                        31,100               1,028
Illuminet Holdings, Inc. New (a)                                    57,700               1,493
Kenneth Cole Productions, Inc. Class A (a)                          25,000                 706
Learning Tree International, Inc. (a)                               30,500               1,373
Lennar Corp.                                                        49,600               1,761
Lightbridge, Inc. (a)                                               54,260                 644
National Data Corp.                                                 68,000               1,736
Neiman Marcus Group, Inc. (The) Class A (a)                         55,200               2,009
Nortek, Inc. (a)                                                    21,200                 617
NVR, Inc. (a)                                                       15,100               2,205
Oakley, Inc. (a)                                                    82,500               1,386
On Assignment, Inc. (a)                                             41,000                 905
Payless ShoeSource, Inc.                                            28,400               2,169
Pier 1 Imports, Inc.                                               175,300               2,279
Polaris Industries, Inc.                                            35,800               1,676
Polo Ralph Lauren Corp. Class A (a)                                 92,900               2,722
R.H. Donnelley Corp. (a)                                            56,000               1,534
Reebok International, Ltd. (a)                                     117,600               3,011
Rent-A-Center, Inc. (a)                                             76,900               3,393
Ruby Tuesday, Inc.                                                  36,800                 626
SCP Pool Corp. (a)                                                  51,500               1,712
Topps Co., Inc. (a)                                                230,900               2,251
Trans World Entertainment Corp. (a)                                 96,300                 773
United Stationers, Inc. (a)                                         45,200               1,133
Wallace Computer Services, Inc.                                    110,300               1,965
                                                                                    ----------
                                                                                        65,625
                                                                                    ----------
CONSUMER STAPLES - 1.2%
Interstate Bakeries Corp.                                           49,000                 802
Smithfield Foods, Inc. (a)                                          41,600               1,223
Suiza Foods Corp. (a)                                               22,100               1,082
                                                                                    ----------
                                                                                         3,107
                                                                                    ----------
ENERGY - 6.9%
Clayton Williams Energy, Inc. (a)                                    8,600                 168
Denbury Resources Inc. (a)                                         117,500               1,190
Energen Corp.                                                       46,700               1,306
Helmerich & Payne, Inc.                                             30,000               1,557
HS Resources, Inc. (a)                                              44,000               1,701
Key Energy Group, Inc. (a)                                          98,000               1,137
Key Production, Inc. (a)                                            42,200                 890
Marine Drilling Co, Inc. (a)                                        47,500               1,385
ONEOK, Inc.                                                         38,700               1,701
Patina Oil & Gas Corp.                                              75,200               1,669
Patterson Energy, Inc. (a)                                          53,800               1,896
Pioneer Natural Resources Co.                                       45,000                 758
Valero Energy Corp.                                                 39,400               1,444
Vintage Petroleum, Inc.                                             72,700               1,417
                                                                                    ----------
                                                                                        18,219
                                                                                    ----------
FINANCIALS - 19.6%
Alfa Corp.                                                          30,000                 587
American Capital Strategies, Ltd.                                   31,400                 790

                                                             Semiannual Report 3

SSgA
SMALL CAP FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                      MARKET
                                                                  NUMBER               VALUE
                                                                    OF                 (000)
                                                                  SHARES                 $
                                                                ----------          ----------
AmeriCredit Corp. (a)                                               82,900               2,834
Bank United Corp. - CPR (a)                                         37,000                  13
BankAtlantic Bancorp, Inc. Class A                                  50,600                 324
Cabot Industrial Trust (b)                                          23,000                 461
Capital Automotive                                                  55,500                 787
CB Richard Ellis Services (a)                                       19,600                 304
CBL & Associates Properties, Inc. (b)                               68,400               1,826
Chelsea Property Group, Inc. (a)(b)                                 41,400               1,711
Colonial BancGroup, Inc. (a)(b)                                    120,100               1,549
Corus Bankshares, Inc.                                               9,900                 489
Downey Financial Corp.                                              40,000               1,722
Eaton Vance Corp.                                                   74,800               2,288
Essex Property Trust, Inc. (b)                                      29,900               1,499
F.N.B. Corp.                                                        11,100                 258
FelCor Lodging Trust, Inc. (b)                                      79,100               1,883
Fidelity National Financial, Inc.                                   56,000               1,734
First American Financial Corp.                                      58,400               1,775
First Industrial Realty Trust, Inc. (b)                             33,900               1,114
FirstFed Financial Corp. (a)                                        68,300               2,001
Greater Bay Bancorp                                                 73,000               2,436
Innkeepers USA Trust (b)                                           111,400               1,227
LaBranche & Co., Inc. (a)                                           12,300                 534
LandAmerica Financial Group, Inc.                                   38,500               1,382
LaSalle Hotel Properties (b)                                        30,000                 482
MAF Bancorp, Inc.                                                   29,800                 786
MeriStar Hospitality Corp. (b)                                      81,100               1,630
Metris Companies, Inc.                                              61,698               1,355
PFF Bancorp, Inc.                                                   21,900                 542
Provident Bankshares Corp.                                          69,495               1,659
PS Business Parks, Inc. (b)                                         22,700                 619
Reckson Associates Realty Corp. (b)                                 83,700               1,950
RFS Hotel Investors, Inc. (b)                                       55,100                 771
Security Capital Group, Inc. Class B (a)                            78,600               1,629
SL Green Realty Corp. (b)                                           54,000               1,516
Smith (Charles E.) Residential Realty, Inc. (b)                     32,800               1,422
Sterling Bancshares, Inc.                                           48,100                 863
Taubman Centers, Inc. (b)                                          110,000               1,271
Tucker Anthony Sutro Corp.                                          20,400                 480
Washington Mutual, Inc.                                             14,100                 724
Westamerica Bancorporation                                          68,000               2,631
                                                                                    ----------
                                                                                        51,858
                                                                                    ----------
HEALTH CARE - 15.2%
AmeriSource Health Corp. Class A (a)                                71,200               3,825
Apria Healthcare Group, Inc. (a)                                    93,100               2,291
Barr Laboratories, Inc. (a)                                         39,700               2,207
Bergen Brunswig Corp. Class A                                      127,000               2,285
Cooper Companies, Inc.                                              37,600               1,538
Coventry Health Care, Inc. (a)                                     120,000               2,205
DaVita, Inc. (a)                                                   161,800               2,844
Enzon, Inc. (a)                                                     34,900               2,218
Health Net, Inc. (a)                                               168,700               3,706
Henry Schein, Inc. (a)                                              42,200               1,205
IDEXX Laboratories, Inc. (a)                                        58,300               1,374
Invitrogen Corp. (a)                                                30,200               2,431
Laboratory Corp. of America Holdings (a)                            11,300               1,814
Mid Atlantic Medical Services, Inc. (a)                            117,700               2,314
Myriad Genetics, Inc. (a)                                           24,300               1,346
NBTY, Inc. (a)                                                      65,100                 454
Pharmaceutical Product Development, Inc. (a)                        34,700               1,932
PolyMedica Corp. (a)                                                56,800               2,201
SICOR, Inc. (a)                                                     52,300                 657
Trigon Healthcare, Inc. (a)                                         23,800               1,433
                                                                                    ----------
                                                                                        40,280
                                                                                    ----------
INDUSTRIALS - 7.6%
Albany International Corp. Class A (a)87,000                                             1,575
AMETEK, Inc.                                                        53,900               1,488
Applied Industrial Technology, Inc.                                 12,200                 223
Arkansas Best Corp. (a)                                             42,400                 710
Ball Corp.                                                          24,600               1,018
Cable Design Technologies Corp. (a)                                 79,900               1,425
Centex Construction Products, Inc.                                  23,400                 687
Kennametal, Inc.                                                    79,700               2,482
Landstar Systems, Inc. (a)                                          11,000                 732

4 Semiannual Report

SSgA
SMALL CAP FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                      MARKET
                                                                  NUMBER               VALUE
                                                                    OF                 (000)
                                                                  SHARES                 $
                                                                ----------          ----------
Mettler-Toledo International, Inc. (a)                              72,400               3,286
Newport News Shipbuilding, Inc.                                     43,500               2,377
Park Electrochemical Corp.                                          36,000               1,062
Standard Pacific Corp.                                              84,300               2,023
Yellow Corp. (a)                                                    45,100                 894
                                                                                    ----------
                                                                                        19,982
                                                                                    ----------
INFORMATION TECHNOLOGY - 15.3%
Actel Corp. (a)                                                     50,700               1,027
Aeroflex, Inc. (a)                                                 170,700               2,283
Alliant Techsystems, Inc. (a)                                       28,600               2,424
Anaren Microwave, Inc. (a)                                          53,600                 958
AremisSoft, Corp. (a)                                               75,600               1,871
BARRA, Inc. (a)                                                     19,050                 836
Black Box Corp. (a)                                                 25,000               1,028
Brightpoint, Inc. (a)                                               92,300                 323
Carreker Corp. (a)                                                 166,500               2,747
Cerner Corp. (a)                                                    41,500               2,124
Checkpoint Systems, Inc. (a)                                        35,600                 322
Cognizant Technology Solutions Corp. (a)                            30,800               1,294
Computer Network Technology Corp. (a)                               87,700               1,080
CyberOptics Corp. (a)                                               27,700                 440
DiamondCluster International, Inc. Class A (a)                      41,100                 866
DSP Group, Inc. (a)                                                 69,800               1,339
Elantec Semiconductor, Inc. (a)                                     29,900                 592
Electro Scientific Industries, Inc. (a)                             45,600               1,280
Esterline Corp. (a)                                                 12,000                 257
General Semiconductor, Inc. (a)                                    110,700                 991
Inet Technologies, Inc. (a)                                          3,700                  56
Informatica Corp. (a)                                               16,000                 382
Input/Output, Inc. (a)                                             127,000               1,337
Integrated Circuit Systems, Inc. New (a)                            94,000               1,516
Interwoven, Inc. (a)                                                31,400                 520
Manhattan Associates, Inc. (a)                                      63,400               1,827
MatrixOne, Inc. New (a)                                             31,000                 754
Mercury Computer Systems, Inc. (a)                                  63,600               2,417
Microsemi Corp. (a)                                                 34,800                 979
Netegrity, Inc. (a)                                                 15,300                 679
Pericom Semiconductor Corp. (a)                                     78,800                 945
Sensormatic Electronics Corp. (a)                                   61,600               1,349
Sybase, Inc. (a)                                                    74,300               1,458
Technitrol, Inc.                                                    33,900               1,181
WebTrends Corp. (a)                                                 63,300                 957
                                                                                    ----------
                                                                                        40,439
                                                                                    ----------
MATERIALS - 6.1%
Albemarle Corp.                                                     50,900               1,214
CONSOL Energy, Inc.                                                 66,000               1,980
Georgia Gulf Corp.                                                 102,200               1,770
Mentor Graphics Corp. (a)                                          129,000               3,160
NL Industries, Inc.                                                 23,600                 466
Precision Castparts Corp.                                           71,800               2,768
Scotts Co. (The) Class A (a)                                        75,800               3,127
Webb (Del E.) Corp. (a)                                             57,100               1,650
                                                                                    ----------
                                                                                        16,135
                                                                                    ----------
TELECOMMUNICATION SERVICES - 1.0%
MDU Resources Group, Inc.                                           43,000               1,217
Price Communications Corp. (a)                                      75,870               1,400
                                                                                    ----------
                                                                                         2,617
                                                                                    ----------
UTILITIES - 3.4%
ALLETE                                                              50,200               1,180
Conectiv, Inc.                                                      90,800               2,025
Peoples Energy Corp.                                                34,000               1,331
Public Service Co. of New Mexico                                    67,700               1,739
RGS Energy Group, Inc.                                              54,000               1,968
UGI Corp.                                                           33,600                 822
                                                                                    ----------
                                                                                         9,065
                                                                                    ----------
TOTAL COMMON STOCKS
(cost $253,790)                                                                        267,327
                                                                                    ----------

                                                             Semiannual Report 5

SSgA
SMALL CAP FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                 PRINCIPAL            MARKET
                                                                  AMOUNT               VALUE
                                                                   (000)               (000)
                                                                     $                   $
                                                                ----------          ----------
SHORT-TERM INVESTMENTS - 0.2%
United States Treasury Bills
4.805% due 06/14/01 (c)(d)                                             450                 444
                                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $444)                                                                                444
                                                                                    ----------
TOTAL INVESTMENTS - 101.4%
(identified cost $254,234)                                                             267,771
                                                                                    ----------
OTHER ASSETS AND LIABILITIES,
NET - (1.4%)                                                                            (3,780)
                                                                                    ----------
NET ASSETS - 100.0%                                                                    263,991
                                                                                    ==========
                                                                                   UNREALIZED
                                                                  NUMBER          APPRECIATION
                                                                    OF           (DEPRECIATION)
FUTURES CONTRACTS                                                CONTRACTS            (000)
                                                                ----------       --------------
Russell 2000-Registered Trademark- Index
   expiration date 03/01                                                15          $      (36)
                                                                                    ----------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                                                      $      (36)
                                                                                    ==========

(a) Nonincome-producing security.
(b) Real Estate Investment Trust (REIT).
(c) Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with futures contracts purchased by the fund.

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
SMALL CAP FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                            Semiannual Report 11

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had a net tax basis capital loss carryover of $8,981,463 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2007. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $8,659,636 incurred from November 1, 1999 to February 28, 2001, and treat it as arising in the fiscal year 2001.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                          NET UNREALIZED
        FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
           COST          APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
        ------------     ------------    --------------   --------------
        $254,276,827     $40,290,315      $(26,795,887)    $13,494,428

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives.


12 Semiannual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


   Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS

   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $244,885,105 and $290,200,827, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $29,053,386 and $30,374,330, respectively. Included in interest income is securities lending income of $114,213 for the six months ended February 28, 2001.

4. RELATED PARTIES

   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Investment Company also has contracts with the Adviser to

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


   provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $6,588 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items.

   The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $34,793, $992, $91,675 and $19,670, by the Adviser, SSBSI, RIS, and
   Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


14 Semiannual Report

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $8,765 for the six months ended February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

          Advisory fees                       $  168,160
          Administration fees                     12,181
          Custodian fees                          15,317
          Distribution fees                       23,854
          Shareholder servicing fees              43,718
          Transfer agent fees                     47,305
          Trustees' fees                           1,818
                                              ----------
                                              $  312,353
                                              ==========

   BENEFICIAL INTEREST: As of February 28, 2001, one shareholder was a record owner of approximately 40% of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)

                                                                        FOR THE PERIODS ENDED
                                                    ------------------------------------------------------------
                                                          FEBRUARY 28, 2001                AUGUST 31, 2000
                                                    ----------------------------    ----------------------------
                                                       SHARES          DOLLARS         SHARES          DOLLARS
                                                    ------------    ------------    ------------    ------------
Proceeds from shares sold.........................        4,177       $  88,226          10,079       $ 203,755
Proceeds from reinvestment of distributions.......            1              29              11             180
Payments for shares redeemed......................       (6,770)       (144,099)        (14,067)       (278,458)
                                                    ------------    ------------    ------------    ------------
Total net increase (decrease).....................       (2,592)      $ (55,844)         (3,977)      $ (74,523)
                                                    ============    ============    ============    ============

                                                            Semiannual Report 15

SSgA
SMALL CAP FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


16 Semiannual Report

SSgA
SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
   Investments at market (identified cost $254,234) ................................................         $267,771
   Receivables:
   Dividends .......................................................................................              116
   Investments sold ................................................................................            6,913
   Fund shares sold ................................................................................              671
   Prepaid expenses ................................................................................               56
   Short-term investments held as collateral for securities loaned, at market ......................           30,374
                                                                                                             --------
      Total assets .................................................................................          305,901

LIABILITIES
   Payables:
   Due to Custodian ...............................................................         $    367
   Investments purchased ..........................................................              908
   Fund shares redeemed ...........................................................            9,878
   Accrued fees to affiliates .....................................................              312
   Other accrued expenses .........................................................               41
   Daily variation margin on futures contracts ....................................               30
Payable upon return of securities loaned, at market ...............................           30,374
                                                                                            --------
      Total liabilities ............................................................................           41,910
                                                                                                             --------
NET ASSETS .........................................................................................         $263,991
                                                                                                             ========
NET ASSETS CONSIST OF:
   Accumulated net operating loss ..................................................................         $   (105)
  Accumulated net realized gain (loss) ............................................................           (34,489)
   Unrealized appreciation (depreciation) on:
   Investments .....................................................................................           13,537
   Futures contracts ...............................................................................              (36)
   Shares of beneficial interest ...................................................................               13
   Additional paid-in capital ......................................................................          285,071
                                                                                                             --------
NET ASSETS .........................................................................................         $263,991
                                                                                                             ========
NET ASSET VALUE, offering and redemption price per share:
   ($263,991,264 divided by 13,268,493 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................         $  19.90
                                                                                                             ========

  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
SMALL CAP FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends ........................................................................................          $1,509
   Interest .........................................................................................             135
                                                                                                             --------
      Total investment income .......................................................................           1,644

EXPENSES
   Advisory fees ..................................................................         $  1,068
   Administrative fees ............................................................               62
   Custodian fees .................................................................               45
   Distribution fees ..............................................................               77
   Transfer agent fees ............................................................               52
   Professional fees ..............................................................               11
   Registration fees ..............................................................               21
   Shareholder servicing fees .....................................................              188
   Trustees' fees .................................................................                6
   Miscellaneous ..................................................................                7
                                                                                            --------
   Expenses before reductions .....................................................            1,537
   Expense reductions .............................................................               (7)
                                                                                            --------
      Expenses, net .................................................................................           1,530
                                                                                                             --------
   Net investment income ............................................................................             114
                                                                                                             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ....................................................................          (16,443)
   Futures contracts ..............................................................              (14)         (16,457)
                                                                                            --------
Net change in unrealized appreciation (depreciation) on:
   Investments ....................................................................          (23,373)
   Futures contracts ..............................................................             (189)         (23,562)
                                                                                            --------         --------
   Net realized and unrealized gain (loss) .........................................................          (40,019)
                                                                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................         $(39,905)
                                                                                                             ========

See accompanying notes which are an integral part of the financial statements.


8 Semiannual Report

SSgA
SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED         FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001          YEAR ENDED
                                                                                       (UNAUDITED)         AUGUST 31, 2000
                                                                                   -----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................      $       114            $      (181)
   Net realized gain (loss) ....................................................          (16,457)                39,827
   Net change in unrealized appreciation (depreciation) ........................          (23,562)                42,881
                                                                                      -----------            -----------
      Net increase (decrease) in net assets from operations ....................          (39,905)                82,527
                                                                                      -----------            -----------
DISTRIBUTIONS
   From net investment income ..................................................              (39)                  (238)
                                                                                      -----------            -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............          (55,844)               (74,523)
                                                                                      -----------            -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................          (95,788)                 7,766

NET ASSETS
   Beginning of period .........................................................          359,779                352,013
                                                                                      -----------            -----------
   End of period (including accumulated net operating loss of $105 and
      $180, respectively) ......................................................      $   263,991            $   359,779
                                                                                      ===========            ===========

  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 9

SSgA
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                            ------------------------------------------------
                                                    2001*     2000      1999      1998      1997      1996
                                                  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  22.69  $  17.75  $  15.96  $  22.11  $  17.44  $  14.42
                                                  --------  --------  --------  --------  --------  --------
INCOME FROM OPERATIONS
   Net investment income (a) ...................       .01      (.01)      .03       .02       .03       .04
   Net realized and unrealized gain (loss) .....     (2.80)     4.96      1.78     (4.54)     5.87      3.25
                                                  --------  --------  --------  --------  --------  --------
      Total income from operations .............     (2.79)     4.95      1.81     (4.52)     5.90      3.29
                                                  --------  --------  --------  --------  --------  --------
DISTRIBUTIONS
   From net investment income ..................        --      (.01)     (.02)     (.04)     (.01)     (.07)
   From net realized gain ......................        --        --        --     (1.59)    (1.22)     (.20)
                                                  --------  --------  --------  --------  --------  --------
      Total distributions ......................        --      (.01)     (.02)    (1.63)    (1.23)     (.27)
                                                  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF PERIOD .................  $  19.90  $  22.69  $  17.75  $  15.96  $  22.11  $  17.44
                                                  ========  ========  ========  ========  ========  ========
TOTAL RETURN (%)(b) ............................    (12.28)    27.92     11.35    (22.32)    35.85     23.14

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....   263,991   359,779   352,013   344,630   149,808    55,208

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ..............      1.07      1.07      1.07      1.04      1.00      1.00
      Operating expenses, gross (d) ............      1.08      1.07      1.07      1.04      1.09      1.18
      Net investment income ....................       .08      (.05)      .17       .10       .18       .26

   Portfolio turnover rate (%) .................     86.95    156.41    110.82     86.13    143.79     76.85

*   For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


10 Semiannual Report

SSgA SMALL CAP FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 17

                        SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                         US TREASURY MONEY MARKET FUND

                               FEBRUARY 28, 2001

                        SSgA -Registered Trademark- FUNDS
                          US TREASURY MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                           Page

Financial Statements.....................................................     3
Financial Highlights.....................................................     8
Notes to Financial Statements............................................     9
Fund Management and Service Providers....................................    13




"SSgA -Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US TREASURY MONEY MARKET FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                             PRINCIPAL
                                                                              AMOUNT                   DATE        VALUE
                                                                               (000)       RATE         OF         (000)
                                                                                 $           %       MATURITY        $
                                                                            ----------  ----------  ----------  ----------
UNITED STATES TREASURY OBLIGATIONS - 25.9%
United States Treasury Bills                                                  100,000       4.890    04/19/01      99,335
United States Treasury Bills                                                  100,000       4.950    04/19/01      99,327
United States Treasury Bills                                                   50,000       5.785    05/17/01      49,381
United States Treasury Bills                                                   50,000       5.775    05/24/01      49,326
United States Treasury Bills                                                   25,000       5.805    05/31/01      24,633
                                                                                                                ----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (COST $322,002)                                                          322,002
                                                                                                                ----------
TOTAL INVESTMENTS - 25.9% (AMORTIZED COST $322,002)                                                               322,002
                                                                                                                ----------
REPURCHASE AGREEMENTS - 74.5%
Agreement with ABN AMRO Securities (USA) Inc. of $60,000
  acquired February 28, 2001 at 5.380% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $60,000 various United States Treasury Obligations valued at $61,200                                           60,000
Agreement with Bank One Capital Corp. of $60,000
  acquired February 28, 2001 at 5.300% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $46,580 various United States Treasury Obligations valued at $61,204                                           60,000
Agreement with Bear Stearns & Co., Inc. of $300,000
  acquired February 28, 2001 at 5.380% to be repurchased at $300,089 on March 1, 2001, collateralized by:
    $412,490 various United States Treasury Obligations valued at $306,120                                        300,000
Agreement with Deutsche Bank of $60,000
  acquired February 28, 2001 at 5.340% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $63,761 various United States Treasury Obligations valued at $61,550                                           60,000
Agreement with First Boston, Inc. of $60,000
  acquired February 28, 2001 at 5.390% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $59,886 various United States Treasury Obligations valued at $61,785                                           60,000
Agreement with Morgan Stanley & Co. of $60,000
  acquired February 28, 2001 at 5.250% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $59,445 various United States Treasury Obligations valued at $61,206                                           60,000
Agreement with Goldman, Sachs & Co. of $60,000
  acquired February 28, 2001 at 5.340% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $44,185 various United States Treasury Obligations valued at $61,204                                           60,000

                                                             Semiannual Report 3

SSgA
US TREASURY MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                                   VALUE
                                                                                                                   (000)
                                                                                                                     $
                                                                                                                ----------
Agreement with Morgan JP & Co., Inc. of $60,000
  acquired February 28, 2001 at 5.390% to be repurchased at $60,018 on March 1, 2001, collateralized by:
    $59,886 various United States Treasury Obligations valued at $61,785                                           60,000
Agreement with UBS Warburg of $206,832
  acquired February 28, 2001 at 5.390% to be repurchased at $206,894 on March 1, 2001, collateralized by:
    $188,166 various United States Treasury Obligations valued at $211,039                                        206,832
                                                                                                                ----------
TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $926,832)                                                            926,832
                                                                                                                ----------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.4% (COST $1,248,834)(a)                                       1,248,834

OTHER ASSETS AND LIABILITIES, NET - (0.4%)                                                                         (5,373)
                                                                                                                ----------
NET ASSETS - 100.0%                                                                                             1,243,461
                                                                                                                ==========

(a) The identified cost for federal income tax purposes is the same as shown above.

See accompanying notes which are an integral part of the financial statements.


4 Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market ............................................     $   322,002
Repurchase agreements (identified cost $926,832) ...................................................         926,832
Interest receivable ................................................................................             138
Prepaid expenses ...................................................................................              17
                                                                                                         -----------
      Total assets .................................................................................       1,248,989

LIABILITIES
Payables:
   Dividends ......................................................................     $      5,281
   Accrued fees to affiliates .....................................................              237
   Other accrued expenses .........................................................               10
                                                                                        ------------
      Total liabilities ............................................................................            5,528

NET ASSETS .........................................................................................     $  1,243,461
                                                                                                         ============
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ...............................................................     $          9
Shares of beneficial interest ......................................................................            1,243
Additional paid-in capital .........................................................................        1,242,209
                                                                                                         ------------
NET ASSETS .........................................................................................     $  1,243,461
                                                                                                         ============
NET ASSET VALUE, offering and redemption price per share:
   ($1,243,461,495 divided by 1,243,463,977 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................     $       1.00
                                                                                                         ============


  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ........................................................................................     $     39,714

EXPENSES
   Advisory fees ..................................................................     $      1,588
   Administrative fees ............................................................              200
   Custodian fees .................................................................              149
   Distribution fees ..............................................................              118
   Transfer agent fees ............................................................               29
   Professional fees ..............................................................               13
   Registration fees ..............................................................               26
   Shareholder servicing fees .....................................................              160
   Trustees' fees .................................................................               12
   Miscellaneous ..................................................................               20
                                                                                        ------------
   Expenses before reductions .....................................................            2,315
   Expense reductions .............................................................           (1,045)
                                                                                        ------------
      Expenses, net ................................................................................            1,270
                                                                                                         ------------
Net investment income ..............................................................................           38,444
                                                                                                         ------------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments ............................................................                9
                                                                                                         ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................................................     $     38,453
                                                                                                         ============


See accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                     FOR THE SIX
                                                                                     MONTHS ENDED     FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001    YEAR ENDED
                                                                                      (UNAUDITED)     AUGUST 31, 2000
                                                                                   -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ........................................................    $        38,444  $        58,164
   Net realized gain (loss) .....................................................                  9               27
                                                                                     ---------------  ---------------
      Net increase in net assets from operations ................................             38,453           58,191
                                                                                     ---------------  ---------------
DISTRIBUTIONS
   From net investment income ...................................................           (38,444)         (58,164)
                                                                                     ---------------  ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ................            149,539         (21,728)
                                                                                     ---------------  ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................................            149,548         (21,701)

NET ASSETS
   Beginning of period ..........................................................          1,093,913        1,115,614
                                                                                     ---------------  ---------------
   End of period ................................................................    $     1,243,461  $     1,093,913
                                                                                       ===============  ===============


  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
US TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                                      FISCAL YEARS ENDED AUGUST 31,
                                                                     --------------------------------------------------------------
                                                           2001*        2000         1999          1998         1997         1996
                                                        ---------    ---------    ---------     ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $  1.0000    $  1.0000    $  1.0000     $  1.0000    $  1.0000    $  1.0000
                                                        ---------    ---------    ---------     ---------    ---------    ---------
INCOME FROM OPERATIONS
   Net investment income ............................       .0300        .0551        .0473         .0540        .0515        .0529
                                                        ---------    ---------    ---------     ---------    ---------    ---------
DISTRIBUTIONS
   From net investment income .......................      (.0300)      (.0551)      (.0473)       (.0540)      (.0515)      (.0529)
                                                        ---------    ---------    ---------     ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ......................   $  1.0000    $  1.0000    $  1.0000     $  1.0000    $  1.0000    $  1.0000
                                                        =========    =========    =========     =========    =========    =========
TOTAL RETURN (%)(a) .................................        3.04         5.65         4.84          5.53         5.36         5.42

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .........   1,243,461    1,093,913    1,115,614     1,000,367      916,845      189,004

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) ...................         .20          .20          .20           .20          .20          .20
      Operating expenses, gross (c) .................         .36          .38          .39           .39          .46          .38
      Net investment income .........................        6.05         5.51         4.73          5.40         5.28         5.29


*    For the six months ended February 28, 2001 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.


8 Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net


                                                             Semiannual Report 9

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

   investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund made the following reclassification among certain of its capital accounts without impacting its net asset value:

   Accumulated Net Realized Gain (Loss)               (28,829)
   Additional Paid-In Capital                          28,829

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,063,637,337, $223,167,778 and $875,000,000, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Adviser has voluntarily agreed to waive .15% of its .25% advisory fee. The Adviser has also voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the six months ended February 28, 2001, were $952,661 and $90,790, respectively. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,814 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the


10 Semiannual Report

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

   Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $158,777 by the Adviser.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


                                                            Semiannual Report 11

SSgA
US TREASURY MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

       Advisory fees                       $     94,250
       Administration fees                       35,316
       Custodian fees                            32,724
       Distribution fees                         30,549
       Shareholder servicing fees                25,646
       Transfer agent fees                       16,881
       Trustees' fees                             1,861
                                           ------------
                                           $    237,227
                                           ============

   BENEFICIAL INTEREST: As of February 28, 2001, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 54% and 27%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                      (AMOUNTS IN THOUSANDS)
                                                       FOR THE PERIODS ENDED
                                               -------------------------------------
                                               FEBRUARY 28, 2001    AUGUST 31, 2000
                                               -----------------   -----------------
Proceeds from shares sold..................          3,998,353          12,519,352
Proceeds from reinvestment of
  distributions............................             13,217              16,242
Payments for shares redeemed...............         (3,862,031)        (12,557,322)
                                               -----------------   -----------------
Total net increase (decrease)..............            149,539             (21,728)
                                               =================   =================

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


12 Semiannual Report

SSgA US TREASURY MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 13

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                                 YIELD PLUS FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                                 YIELD PLUS FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                         Page

Financial Statements.....................................................   3

Financial Highlights.....................................................   8

Notes to Financial Statements............................................   9

Fund Management and Service Providers....................................  15





"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
YIELD PLUS FUND
STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                             PRINCIPAL   MARKET
                                               AMOUNT    VALUE
                                               (000)     (000)
                                                 $         $
                                             ---------  --------
LONG-TERM INVESTMENTS - 96.2%
ASSET-BACKED SECURITIES - 42.7%
American Express Credit Account Master
   Trust
   Series 2000-2 Class A
     5.734% due 09/15/07 (a)                    8,000       8,014
Capital One Master Trust
   Series 1999-1 Class A
     5.709% due 07/16/07 (a)                    8,000       8,012
Carco Auto Loan Master Trust
   Series 1999-1 Class A1
     5.650% due 03/15/03                        1,000       1,000
Chase Credit Card Master Trust
   Series 2000-1 Class A
     5.739% due 06/15/07 (a)                    5,000       5,015
CIT RV Trust
   Series 1996-A Class A
     5.400% due 12/15/11                        4,100       4,105
Citibank Credit Card Issuance Trust
   Series 2001-A2 Class A2
     5.688% due 02/07/08 (a)                    9,000       8,990
Distribution Financial Services Trust
   Series 1999-1 Class A4
     5.840% due 10/17/11                        9,000       9,072
First USA Credit Card Master Trust
   Series 1997-7 Class A
     5.678% due 05/17/07 (a)                    4,500       4,500
Fleet Credit Card Master Trust
   Series 1999-D Class A
     5.789% due 04/16/07 (a)                    5,000       5,013
Ford Credit Auto Owner Trust
   Series 2000-D Class A4
     7.130% due 07/15/04                        5,000       5,140
   Series 2000-F Class A1
     5.736% due 08/15/03 (a)                    5,000       5,002
MBNA Master Credit Card Trust
   Series 1999-H Class A
     5.889% due 09/15/06 (a)                   10,000      10,038
MBNA Master Credit Card Trust II
   Series 2000-G Class A
     5.809% due 12/17/07 (a)                    2,000       2,002
Providian Master Trust
   Series 2000-2 Class A
     5.739% due 04/15/09 (a)                    3,000       3,003
SLM Student Loan Trust
   Series 1998-2 Class A1
     5.515% due 04/25/07 (a)                    6,395       6,389
   Series 2000-3 Class A1L
     5.648% due 04/25/08 (a)                    3,845       3,850
Superior Wholesale Inventory Financing
   Trust
   Series 2000-A Class A
     5.809% due 04/15/07 (a)                   12,500      12,537
                                                          -------
                                                          101,682
                                                          -------

CORPORATE BONDS AND NOTES - 45.9%
Bank of America Corp.
   Series H
     6.649% due 03/19/02 (a)                    4,000       4,002
     7.350% due 04/03/02                        3,000       3,068
Bank of America NA
     6.630% due 03/15/02 (a)                    3,500       3,501
Boeing Capital Corp.
     6.564% due 03/27/02 (a)                    6,000       6,010
DaimlerChrysler North America Holding
   Corp.
   Series B
     6.670% due 02/15/02                        5,000       5,072
   Series C
     6.670% due 03/15/02 (a)                    7,500       7,503


                                                            Semiannual Report  3

                                             PRINCIPAL   MARKET
                                               AMOUNT    VALUE
                                               (000)     (000)
                                                 $         $
                                             ---------  --------
FleetBoston Financial Corp.
   Series P
     5.665% due 05/01/02 (a)                    5,500       5,504
Ford Motor Credit Co.
     6.500% due 02/28/02                        4,000       4,048
     6.699% due 03/19/02 (a)                    3,000       3,000
     5.939% due 07/16/02 (a)                    6,000       5,999
Household Finance Corp.
     5.546% due 05/24/02 (a)                    8,000       7,962
JP Morgan Chase & Co.
     5.650% due 01/30/03 (a)                    9,000       9,001
Main Place Funding, LLC
   Series 99-1
     5.465% due 05/28/02 (a)                    8,000       8,011
Merrill Lynch & Co., Inc.
     7.260% due 03/25/02                        5,000       5,003
   Series B
     5.818% due 05/31/02 (a)                    2,000       2,002
     5.731% due 07/24/02 (a)                    5,000       5,009
Morgan Stanley Dean Witter & Co.
   Series C
     6.036% due 04/08/02 (a)                    9,000       9,011
US Bancorp
   Series L
     5.755% due 02/03/03 (a)                    8,500       8,527
Wells Fargo Co.
     5.710% due 04/26/02 (a)                    7,000       7,008
                                                          -------
                                                          109,241
                                                          -------

EURODOLLAR BONDS - 7.1%
General Motors Acceptance Corp.
     5.722% due 04/29/02 (a)                   11,000      10,992
Holmes Financing PLC
   Series 1 Class 1A
     5.819% due 07/15/05 (a)                    6,000       6,000
                                                          -------
                                                           16,992
                                                          -------

MORTGAGE-BACKED SECURITIES - 0.5%
Government National Mortgage Association
     8.000% due 2012                            1,230       1,279
                                                          -------

TOTAL LONG-TERM INVESTMENTS
(cost $228,511)                                           229,194
                                                          -------

SHORT-TERM INVESTMENTS - 3.6%
AIM Short Term Investment Prime
   Portfolio (b)                                7,839       7,839
Federated Investors Prime Cash
   Obligations Fund (b)                           621         621
                                                          -------
TOTAL SHORT-TERM INVESTMENTS
(cost $8,460)                                               8,460
                                                          -------
TOTAL INVESTMENTS - 99.8%
(identified cost $236,971)                                237,654

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                    475
                                                          -------
NET ASSETS - 100.0%                                       238,129
                                                          =======



(a)  Adjustable or floating rate security.
(b)  At amortized cost, which approximates market.


See the accompanying notes which are an integral part of the financial statements.


4  Semiannual Report

SSgA
YIELD PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $236,971) ...................................................  $       237,654
Receivables:
   Dividends and interest ..........................................................................            1,691
   Fund shares sold ................................................................................              217
Prepaid expenses ...................................................................................               25
                                                                                                      ---------------
      Total assets .................................................................................          239,587

LIABILITIES
Payables:
   Investment purchased ...............................................................  $       275
   Accrued fees to affiliates .........................................................          104
   Other accrued expenses .............................................................           23
   Dividends ..........................................................................        1,056
                                                                                         -----------
      Total liabilities ............................................................................            1,458
                                                                                                      ---------------
NET ASSETS .........................................................................................  $       238,129
                                                                                                      ===============
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .......................................  $           (51)
Accumulated net realized gain (loss) ...............................................................           (5,598)
Unrealized appreciation (depreciation) on investments ..............................................              683
Shares of beneficial interest ......................................................................               24
Additional paid-in capital .........................................................................          243,071
                                                                                                      ---------------
NET ASSETS .........................................................................................  $       238,129
                                                                                                      ===============
NET ASSET VALUE, offering and redemption price per share:
   ($238,129,487 divided by 23,925,202 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................  $          9.95
                                                                                                      ===============

See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  5

SSgA
YIELD PLUS FUND

STATEMENT OF OPERATIONS
Amounts in thousands                     FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ........................................................................................  $         8,430
   Dividends .......................................................................................              456
                                                                                                      ---------------
      Total investment income ......................................................................            8,886

EXPENSES
   Advisory fees ......................................................................  $       337
   Administrative fees ................................................................           56
   Custodian fees .....................................................................           33
   Distribution fees ..................................................................           84
   Transfer agent fees ................................................................           17
   Professional fees ..................................................................           11
   Registration fees ..................................................................           15
   Shareholder servicing fees .........................................................           89
   Trustees' fees .....................................................................            5
   Miscellaneous ......................................................................           10
                                                                                         -----------
   Expenses before reductions .........................................................          657
   Expense reductions .................................................................           (9)
                                                                                         -----------
      Expenses, net ................................................................................              648
                                                                                                      ---------------
Net investment income ..............................................................................            8,238
                                                                                                      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ............................................................              125
Net change in unrealized appreciation (depreciation) on investments ................................              950
                                                                                                      ---------------
Net realized and unrealized gain (loss) ............................................................            1,075
                                                                                                      ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................           $9,313
                                                                                                      ===============

See the accompanying notes which are an integral part of the financial statements.


6  Semiannual Report

SSgA
YIELD PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                        MONTHS ENDED    FOR THE FISCAL
                                                                                     FEBRUARY 28, 2001    YEAR ENDED
                                                                                        (UNAUDITED)     AUGUST 31, 2000
                                                                                     -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..............................................................  $     8,238     $     31,863
   Net realized gain (loss) ...........................................................          125           (2,769)
   Net change in unrealized appreciation (depreciation) ...............................          950            3,435
                                                                                         -----------     ------------
      Net increase (decrease) in net assets from operations ...........................        9,313           32,529
                                                                                         -----------     ------------
DISTRIBUTIONS
   From net investment income .........................................................       (8,238)         (31,863)
                                                                                         -----------     ------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ......................     (257,322)         (31,784)
                                                                                         -----------     ------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...........................................     (256,247)         (31,118)

NET ASSETS
   Beginning of period ................................................................      494,376          525,494
   End of period (including accumulated distributions in excess of                       -----------     ------------
      net investment income of $51 and $51, respectively) .............................     $238,129         $494,376
                                                                                         ===========     ============

          See the accompanying notes which are an integral part of the financial statements.

                                                           Semiannual Report   7

SSgA
YIELD PLUS FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       FISCAL YEARS ENDED AUGUST 31
                                                                ----------------------------------------------------
                                                        2001*     2000      1999       1998        1997        1996
                                                       -------  --------  --------  ---------   ----------  --------
NET ASSET VALUE, BEGINNING OF PERIOD................   $9.92      $9.90      $9.97      $10.01     $10.00     $10.00
                                                      ------     ------     ------     -------    -------    -------
INCOME FROM OPERATIONS
   Net investment income (a)........................     .28        .59        .54         .57        .54        .56
   Net realized and unrealized gain (loss)..........     .06        .01       (.07)       (.04)       .01         --
                                                      ------     ------     ------     -------    -------    -------
      Total income from operations..................     .34        .60        .47         .53        .55        .56
                                                      ------     ------     ------     -------    -------    -------
DISTRIBUTIONS
   From net investment income.......................    (.31)      (.58)      (.54)       (.57)      (.54)      (.56)
                                                      ------     ------     ------     -------    -------    -------
NET ASSET VALUE, END OF PERIOD......................   $9.95      $9.92      $9.90       $9.97     $10.01     $10.00
                                                      ======     ======     ======      ======     ======     ======
TOTAL RETURN (%)(b).................................    3.99       6.28       4.67        5.40       5.67       5.73

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)......... 238,129    494,376    525,494     672,465    840,055    933,485

   Ratios to average net assets (%)(c):
      Operating expenses............................     .48        .42        .41         .41        .38        .36
      Net investment income.........................    6.11       5.90       5.29        5.66       5.42       5.59

   Portfolio turnover rate (%)......................   65.26     162.12     167.12      249.10      92.38      97.05

*    For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


8   Semiannual Report

SSgA
YIELD PLUS FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                             Semiannual Report 9

SSgA
YIELD PLUS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had net tax basis capital loss carryovers of $1,086,432, $1,891,302 and $80,342, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2004, August 31, 2007, and August 31, 2008, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $2,664,723 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in fiscal year 2001.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                         NET UNREALIZED
                         UNREALIZED       UNREALIZED      APPRECIATION
     FEDERAL TAX COST   APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     ----------------   ------------    --------------   --------------
     $236,971,191       $735,911        $(52,835)        $683,076

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment


10 Semiannual Report

SSgA
YIELD PLUS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES: The Fund utilizes exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     OPTIONS: The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. This Fund may also purchase and sell call and put options on foreign currencies.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.


                                                          Semiannual Report   11

SSgA
YIELD PLUS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to $85,030,417 and $285,299,066, respectively.

     For the six months ended February 28, 2001, sales of US
     Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to $17,468,173.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, there were no outstanding securities on loan and no income earned during the year.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


12   Semiannual Report

SSgA
YIELD PLUS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $9,415 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $33,720, $441 and $43,340, by the Adviser, SSBSI and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking or RIS during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was


                                                            Semiannual Report 13

SSgA
YIELD PLUS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

Advisory fees                       $47,485
Administration fees                   8,003
Custodian fees                        4,827
Distribution fees                     7,367
Shareholder servicing fees            8,345
Transfer agent fees                  25,715
Trustees' fees                        2,383
                                   --------
                                   $104,125
                                   ========

     BENEFICIAL INTEREST: As of February 28, 2001, three shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 24%, 21% and 12%, respectively, of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                  -----------------------------------------------------------
                                                     FEBRUARY 28, 2001                    AUGUST 31, 2000
                                                  ---------------------------    ----------------------------
                                                  SHARES           DOLLARS           SHARES           DOLLARS
                                                  --------    ---------------    ------------    ------------
Proceeds from shares sold..............           21,221      $    210,706            69,488     $    688,713
Proceeds from reinvestment of distributions.         918             9,111             3,014           29,869
Payments for shares redeemed...........          (48,072)         (477,139)          (75,706)        (750,366)
                                                 --------         ---------          --------        ---------
Total net increase (decrease)..........          (25,933)     $   (257,322)           (3,204)    $    (31,784)
                                                 ========     =============      ============    =============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


14   Semiannual Report

SSgA YIELD PLUS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327



TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110




                                                           Semiannual Report 15

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                                BOND MARKET FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                                BOND MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                           Page

Financial Statements.....................................................     3

Financial Highlights.....................................................    12

Notes to Financial Statements............................................    13

Fund Management and Service Providers....................................    18


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
BOND MARKET FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         (000)        (000)
                                                           $            $
                                                        ---------     ------
LONG-TERM INVESTMENTS - 91.4%
ASSET-BACKED SECURITIES - 4.3%
BMW Vehicle Lease Trust
   Series 2000-A Class A4
     6.670% due 10/25/03                                  1,100        1,134
California Infrastructure SCE-1
   Series 1997-1 Class A5
     6.280% due 09/25/05                                  1,265        1,279
Citibank Credit Card Master Trust I
   Series 1999-1 Class A
     5.500% due 02/15/06                                    650          653
CNH Equipment Trust
   Series 2000-A Class A4
     7.340% due 02/15/07                                  1,000        1,044
DaimlerChrysler Auto Trust
   Series 2000-C Class A4
     6.850% due 11/06/05                                  2,000        2,077
Discover Card Master Trust I
   Series 1996-3 Class A
     6.050% due 08/18/08                                    200          203
   Series 1998-7 Class A
     5.600% due 05/16/06                                  1,000        1,007
First USA Credit Card Master Trust
   Series 1997-6 Class A
     6.420% due 03/17/05                                  1,000        1,019
Ford Credit Auto Owner Trust
   Series 2000-B Class A5
7.070% due 04/15/04                                       1,000        1,030
Providian Master Trust
   Series 2000-1 Class A
     7.490% due 08/17/09                                  1,485        1,586
PSE&G Transition Funding, LLC
   Series 2001-1 Class A5
     6.450% due 03/15/13                                    485          488
Toyota Auto Receivables Owner Trust
   Series 2000-B Class A4
     6.800% due 04/15/07                                  1,380        1,383
                                                                     -------
                                                                      12,903
                                                                     -------
CORPORATE BONDS AND NOTES - 20.4%
American Express Co.
     6.875% due 11/01/05                                    500          525
Associates Corp. North America
     5.800% due 04/20/04                                  1,400        1,409
Bank of America Corp.
     7.125% due 09/15/06                                    305          319
     7.400% due 01/15/11                                    440          460
Boeing Capital Corp.
     7.100% due 09/27/05                                    800          847
Chase Manhattan Corp.
     8.625% due 05/01/02                                    530          549
     7.875% due 06/15/10                                  1,100        1,208
Citigroup, Inc.
     9.500% due 03/01/02                                    285          297
Clear Channel Communications
     7.875% due 06/15/05                                    700          741
Coastal Corp.
     7.500% due 08/15/06                                    500          526
Comcast Cable Communications
     6.375% due 01/30/06                                    950          960
Continental Airlines, Inc.
   Series 00-2
     7.707% due 04/02/21                                    300          326
Continental Airlines, Inc.
   Pass-thru Certificate
   Series 1999-1 Class A
     6.545% due 02/02/19                                    552          551
El Paso Energy Corp.
     6.750% due 05/15/09                                    500          504
     8.050% due 10/15/30                                    500          546
Enron Corp.
     9.125% due 04/01/03                                  1,000        1,063
     7.625% due 09/10/04                                    250          261
EOP Operating, LP
     7.375% due 11/15/03                                  1,500        1,550
     6.500% due 01/15/04                                    250          252
Equitable Life Assurance Society
     6.950% due 12/01/05                                    500          512
     7.700% due 12/01/15                                    500          521


                                                            Semiannual Report  3

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         (000)        (000)
                                                           $            $
                                                        ---------     ------
Financing Corp.
     9.400% due 02/08/18                                   500          671
Fleetboston Financial Corp.
     7.250% due 09/15/05                                   700          742
Ford Motor Credit Co.
     6.550% due 09/10/02                                 2,000        2,026
     7.500% due 01/15/03                                 1,000        1,027
     5.750% due 02/23/04                                 1,050        1,038
     6.875% due 02/01/06                                 2,000        2,029
General Electric Capital Corp.
     7.500% due 06/05/03                                   800          838
     6.750% due 09/11/03                                 1,810        1,872
     6.875% due 11/15/10                                   750          802
   Series A
     6.800% due 11/01/05                                   790          832
General Motors Acceptance Corp.
     5.950% due 03/14/03                                 1,000        1,001
     5.750% due 11/10/03                                 1,500        1,485
     6.380% due 01/30/04                                 1,000        1,002
Goldman Sachs Group, Inc.
     7.625% due 08/17/05                                   750          798
Household Financial Corp.
     6.500% due 01/24/06                                   750          761
International Business Machines Corp.
     6.500% due 01/15/28                                 1,000          949
International Paper Co.
     8.000% due 07/08/03                                   835          871
JP Morgan Chase & Co.
     6.750% due 02/01/11                                   450          456
Kemper Corp.
     6.875% due 09/15/03                                   345          355
Lehman Brothers Holdings, Inc.
     6.625% due 04/01/04                                 1,500        1,525
Lenfest Communications, Inc.
     8.375% due 11/01/05                                   450          490
Lockheed Martin Corp.
7.650% due 05/01/16                                        500          520
Massachusetts Mutual Life
     7.625% due 11/15/23                                   875          895
Mellon Financial Co.
     5.750% due 11/15/03                                   500          504
Mellon Funding Corp.
     7.500% due 06/15/05                                 1,000        1,065
Merrill Lynch & Co., Inc.
     6.000% due 02/17/09                                   500          493
   Series B
     5.920% due 01/06/03                                 1,200        1,213
     6.800% due 11/03/03                                 1,100        1,135
MidAmerican Funding, LLC
     6.339% due 03/01/09                                   400          386
Morgan Stanley Dean Witter & Co.
     7.125% due 01/15/03                                 1,000        1,032
     5.625% due 01/20/04                                   500          502
New York Life Insurance Co.
     6.400% due 12/15/03                                 1,500        1,524
Norfolk Southern Corp.
     8.375% due 05/15/05                                   375          405
     7.250% due 02/15/31                                   850          819
Northrop Grumman Corp.
     7.125% due 02/15/11                                   450          462
Northwest Airlines Pass-Thru Certificates
   Series 2000-1 Class G
     8.072% due 10/01/19                                   800          882
Phillips Petroleum Co.
     8.500% due 05/25/05                                   385          423
Progress Energy, Inc.
     7.100% due 03/01/11                                   750          763
Qwest Capital Funding Corp.
     7.900% due 08/15/10                                   850          888
Qwest Capital Funding, Inc.
     6.250% due 07/15/05                                   600          592
     7.750% due 02/15/31                                 1,200        1,185
Sun Life Canada (US) Capital Trust
     8.526% due 05/29/49 (d)                               500          459
Tele-Communications, Inc.
     7.250% due 08/01/05                                   500          515
     9.800% due 02/01/12                                 1,200        1,421
     7.875% due 02/15/26                                   500          496


4  Semiannual Report

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         (000)        (000)
                                                           $            $
                                                        ---------     ------
Tosco Corp.
     8.125% due 02/15/30                                   600          676
U.S. Bancorp of Oregon
     8.125% due 05/15/02                                   450          464
Viacom, Inc.
     7.750% due 06/01/05                                   750          799
Wal-Mart Stores, Inc.
     7.550% due 02/15/30                                 1,500        1,724
Wells Fargo & Co.
     6.625% due 07/15/04                                   500          516
Wells Fargo Bank NA
     6.450% due 02/01/11                                   500          505
Wells Fargo Financial, Inc.
     7.000% due 11/01/05                                 1,500        1,577
WorldCom, Inc.
     8.000% due 05/15/06                                 1,600        1,661
                                                                     -------
                                                                     61,998
                                                                     -------
EURODOLLAR BONDS - 3.8%
Alberta, Province of
     4.875% due 10/29/03                                   500          494
Cable & Wireless Optus, Ltd.
     8.000% due 06/22/10                                   310          344
Chile, Republic of
     6.875% due 04/28/09                                   100          100
Hutchison Whamp International, Ltd.
     7.000% due 02/16/11                                   400          404
Korea, Republic of
     8.750% due 04/15/03                                 1,000        1,057
Ontario, Province of
     7.375% due 01/27/03                                 1,070        1,115
     7.625% due 06/22/04                                   585          626
Quebec, Province of Canada
     5.750% due 02/15/09                                 4,500        4,428
Telekomunikacja Polska SA
     7.125% due 12/10/03                                 1,000          998
     7.750% due 12/10/08                                   560          541
United Mexican States
     9.875% due 02/01/10                                   745          796
     8.375% due 01/14/11                                   410          402
     11.500% due 05/15/26                                  160          192
                                                                    -------
                                                                     11,497
                                                                    -------
MORTGAGE-BACKED SECURITIES - 39.3%
Capco America Securitization Corp.
   Series 1998-D7 Class A1A
     5.860% due 12/15/07                                 1,659        1,668
DLJ Commercial Mortgage Corp.
   Series 1998-CF2 Class A1A
     5.880% due 11/12/31                                 1,896        1,906
Federal Home Loan Mortgage Corp. Participation
   Certificate
     7.000% due 2001                                        33           33
     9.000% due 2004                                        20           21
     9.000% due 2005                                       145          152
     9.000% due 2010                                       205          215
     6.000% due 2011                                        66           66
     8.000% due 2011                                        49           51
     7.000% due 2028                                     2,605        2,638
     6.500% due 2029                                     7,597        7,576
     7.000% due 2029                                     2,074        2,099
     6.500% due 2030                                     1,959        1,953
Federal National Mortgage Association (b)
     6.000% 15 Year TBA                                  3,800        3,791
     6.000% 30 Year TBA                                  9,500        9,298
     7.000% 30 Year TBA                                  5,000        5,056
     7.500% 30 Year TBA                                  4,775        4,876
     8.000% 30 Year TBA                                    230          237
Federal National Mortgage Association Pools
     6.000% due 2005                                    10,735       11,064
     6.000% due 2009                                        95           96
     6.625% due 2010                                     3,175        3,394
     6.000% due 2011                                       118          118
     6.000% due 2013                                     1,706        1,702
     5.500% due 2014                                       138          135


                                                           Semiannual Report   5

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         (000)        (000)
                                                           $            $
                                                        ---------     ------
     7.500% due 2015                                     1,432        1,471
     8.000% due 2023                                         3            3
     8.500% due 2024                                         9           10
     7.500% due 2025                                        65           66
     9.000% due 2026                                        39           41
     6.500% due 2027                                       138          138
     8.000% due 2027                                     2,575        2,656
     6.500% due 2029                                     7,514        7,494
     7.000% due 2029                                        33           34
     6.500% due 2030                                     1,083        1,079
Federal National Mortgage Corp. (b)
     6.500% 15 Year Gold TBA                             4,745        4,795
     6.500% 30 Year Gold TBA                             6,150        6,125
     7.000% 30 Year Gold TBA                             4,425        4,478
     7.500% 30 Year Gold TBA                             5,390        5,508
Federal National Mortgage Corp. Pools
     8.500% due 2025                                        23           25
Government National Mortgage
   Association (b)
     6.500% 30 Year TBA                                  5,880        5,878
Government National Mortgage
   Association Pools
     8.000% due 2012                                       796          827
     10.000% due 2013                                       13           14
     10.000% due 2014                                        1            2
     7.500% due 2022                                         8            8
     7.000% due 2023                                     1,563        1,593
     7.500% due 2023                                        27           28
     6.500% due 2024                                        26           26
     7.500% due 2024                                       649          667
     8.500% due 2025                                       122          127
     9.500% due 2025                                        52           55
     7.500% due 2027                                       327          335
     6.000% due 2028                                       331          325
     6.500% due 2028                                     1,442        1,442
     7.000% due 2028                                       395          401
     7.500% due 2028                                       943          966
     8.500% due 2028                                     1,436        1,490
     7.500% due 2029                                       963          986
     8.000% due 2029                                     1,005        1,036
     8.500% due 2029                                     1,234        1,281
     7.500% due 2030                                     1,956        2,003
     8.000% due 2030                                     1,999        2,060
     8.500% due 2030                                     1,674        1,737
     8.000% due 2099                                        71           74
LB-UBS Commercial Mortgage Trust
   Series 2000-C3 Class A2
     7.950% due 01/15/10                                 2,960        3,269
Nomura Asset Securities Corp.
6.590% due 03/17/28                                        385          397
                                                                    -------
                                                                    119,095
                                                                    -------
UNITED STATES GOVERNMENT AGENCIES - 4.3%
Federal Home Loan Bank
     6.875% due 07/18/02                                 3,000        3,083
Federal National Mortgage Association
     7.000% due 07/15/05                                 5,750        6,144
     6.560% due 11/26/07                                   400          405
     6.400% due 05/14/09                                 1,000        1,013
Federal National Mortgage Corp.
     6.750% due 03/15/31                                 2,250        2,442
                                                                     ------
                                                                     13,087
                                                                     ------
UNITED STATES GOVERNMENT TREASURIES - 15.7%
United States Inflation-Indexed
  Treasury Notes
     3.500% due 01/15/11                                 3,999        4,052
United States Treasury Bonds
     10.000% due 05/15/10                                  320          381
     12.000% due 08/15/13                                3,000        4,277
     9.875% due 11/15/15                                   380          553
     8.125% due 08/15/19                                 3,845        5,014
     8.125% due 08/15/21                                 7,355        9,697
     7.125% due 02/15/23                                 4,255        5,110
     6.750% due 08/15/26                                 2,600        3,027
     5.250% due 02/15/29                                   535          514
     3.875% due 04/15/29                                 1,588        1,704
     6.250% due 05/15/30                                   875          975


6   Semiannual Report

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                         (000)        (000)
                                                           $            $
                                                        ---------     ------
United States Treasury Notes
     6.625% due 05/31/02                                    30           31
     4.750% due 01/31/03                                   850          854
     4.625% due 02/28/03                                   500          502
     5.750% due 11/15/05                                 3,750        3,920
     6.500% due 02/15/10                                 1,895        2,093
     5.750% due 08/15/10                                 2,430        2,561
     5.000% due 02/15/11                                 2,360        2,375
                                                                     ------
                                                                     47,640
                                                                     ------
YANKEE BONDS - 3.6%
Abitibi-Consolidated, Inc.
     8.300% due 08/01/05                                   750          789
Apache Finance Canada Corp.
     7.750% due 12/15/29                                   700          767
AT&T Canada, Inc.
     12.000% due 08/15/07                                  500          557
Banco Santiago SA
     7.000% due 07/18/07                                   200          188
Canadian National Railway Co.
     6.900% due 07/15/28                                   750          722
Gulf Canada Resources, Ltd.
     7.125% due 01/15/11                                   500          511
Korea Development Bank
     7.625% due 10/01/02                                 2,570        2,625
Kowloon-Canton Railway
     8.000% due 03/15/10                                   565          622
Metronet Communications Corp.
     10.750% due 11/01/07 (f)                              585          535
Quebec, Province of
     7.500% due 09/15/29                                 1,000        1,100
Saskatchewan, Province of
     6.625% due 07/15/03                                 1,000        1,031
Vodafone Group PLC
     7.625% due 02/15/05                                   550          579
   Series B
     7.875% due 02/15/30                                   825          878
                                                                     ------
                                                                     10,904
                                                                     ------
TOTAL LONG-TERM INVESTMENTS
(cost $268,847)                                                     277,124
                                                                    -------
SHORT-TERM INVESTMENTS - 26.4%
Federal Home Loan Bank Discount Note
   Zero Coupon due 03/01/01 (a)(c)                      74,500       74,500
Federated Investors Prime Cash
   Obligations Fund (a)                                  5,580        5,580
United States Treasury Bills (a)(c)(e)
     5.000% due 04/05/01                                   100          100
     5.860% due 04/05/01                                    49           49
     5.900% due 04/05/01                                    49           49
                                                                     ------
TOTAL SHORT-TERM INVESTMENTS
(cost $80,278)                                                       80,278
                                                                     ------
TOTAL INVESTMENTS - 117.8%
(identified cost $349,125)                                          357,402

OTHER ASSETS AND LIABILITIES,
NET - (17.8%)                                                       (54,099)
                                                                    -------
NET ASSETS - 100.0%                                                 303,303
                                                                    =======

(a)  At amortized cost, which approximates market.
(b)  Forward commitment.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d)  Perpetual floating rate security.
(e) Held as collateral in connection with open futures contracts purchased by the Fund.
(f)  Adjustable or floating rate security.

ABBREVIATIONS:
TBA - To Be Announced Security.


          See the accompanying notes which are an integral part of the financial statements.

                                                           Semiannual Report   7

SSgA
BOND MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                      UNREALIZED
                                      NUMBER         APPRECIATION
                                        OF          (DEPRECIATION)
FUTURES CONTRACTS                    CONTRACTS           (000)
----------------                     ---------       -------------
Eurodollar Futures
   expiration date 03/01                 20            $    40
   expiration date 06/01                 19                 39
   expiration date 09/01                 19                 40
   expiration date 12/01                 19                 39
   expiration date 03/02                 19                 36
   expiration date 06/02                 18                 32
   expiration date 09/02                 18                 29
   expiration date 12/02                 16                 21
U.S. Treasury Notes 5 Year
   expiration date 06/01                 44                 11
                                                   -----------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                         $   287
                                                   ===========

See the accompanying notes which are an integral part of the financial statements.

8   Semiannual Report

SSgA
BOND MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)
                                                   FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $349,125) ...................................................  $       357,402
Cash ...............................................................................................              172
Receivables:
   Dividends and interest ..........................................................................            2,443
   Investments sold ................................................................................            2,510
   Fund shares sold ................................................................................              430
   Daily variation margin on futures contracts .....................................................               22
Prepaid expenses ...................................................................................                8
                                                                                                      ---------------
      Total assets .................................................................................          362,987

LIABILITIES
Payables:
   Investments purchased (regular settlement) .........................................  $     7,601
   Investments purchased (delayed settlement) .........................................       49,846
   Fund shares redeemed ...............................................................        2,101
   Accrued fees to affiliates .........................................................          108
   Other accrued expenses .............................................................           28
                                                                                         -----------
      Total liabilities ............................................................................           59,684
                                                                                                      ---------------

NET ASSETS .........................................................................................         $303,303
                                                                                                      ===============
NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................           $2,746
Accumulated net realized gain (loss) ...............................................................           (7,907)
Unrealized appreciation (depreciation) on:
   Investments .....................................................................................            8,277
   Futures contracts ...............................................................................              287
Shares of beneficial interest ......................................................................               30
Additional paid-in capital .........................................................................          299,870
                                                                                                      ---------------
NET ASSETS .........................................................................................         $303,303
                                                                                                      ===============
NET ASSET VALUE, offering and redemption price per share:
   ($303,303,005 divided by 30,214,329 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................           $10.04
                                                                                                      ===============


          See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
BOND MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ........................................................................................  $         9,899
   Dividends .......................................................................................              250
                                                                                                          -----------
      Total Investment Income ......................................................................           10,149

EXPENSES
   Advisory fees ......................................................................  $       451
   Administrative fees ................................................................           63
   Custodian fees .....................................................................           53
   Distribution fees ..................................................................           43
   Transfer agent fees ................................................................           16
   Professional fees ..................................................................            9
   Registration fees ..................................................................           18
   Shareholder servicing fees .........................................................           47
   Trustees' fees .....................................................................            6
   Miscellaneous ......................................................................            5
                                                                                         -----------
   Expenses before reductions .........................................................          711
   Expense reductions .................................................................           (3)
                                                                                         -----------
      Expenses, net ................................................................................              708
                                                                                                          -----------
Net investment income ..............................................................................            9,441
                                                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ........................................................................        4,327
   Futures contracts ..................................................................          154            4,481
                                                                                         -----------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................................        7,314
   Futures contracts ..................................................................          287            7,601
                                                                                         -----------      -----------
Net realized and unrealized gain (loss) ............................................................           12,082
                                                                                                          -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................  $        21,523
                                                                                                          ===========


See the accompanying notes which are an integral part of the financial statements.

10   Semiannual Report

SSgA
BOND MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED        FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001        YEAR ENDED
                                                                                      (UNAUDITED)         AUGUST 31, 2000
                                                                                   ----------------       ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..................................................        $           9,441      $       17,735
   Net realized gain (loss) ...............................................                    4,481               (7,086)
   Net change in unrealized appreciation (depreciation) ...................                    7,601                8,406
                                                                                   -----------------      ---------------
      Net increase (decrease) in net assets from operations ...............                   21,523               19,055
                                                                                   -----------------      ---------------
DISTRIBUTIONS
   From net investment income .............................................                  (11,431)             (16,896)
   From net realized gain .................................................                        -                   (9)
                                                                                   -----------------      ---------------
      Net decrease in net assets from distributions .......................                  (11,431)             (16,905)
                                                                                   -----------------      ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..........                  (32,416)              54,193
                                                                                   -----------------      ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...............................                  (22,324)              56,343

NET ASSETS
   Beginning of period ....................................................                  325,627              269,284
                                                                                   -----------------      ---------------
   End of period (including undistributed net investment income of
   $2,746 and $4,736, respectively) .......................................                 $303,303             $325,627
                                                                                   =================      ===============


          See the accompanying notes which are an integral part of the financial statements.

                                                          Semiannual Report   11

SSgA
BOND MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                    FISCAL YEARS ENDED AUGUST 31
                                                              -------------------------------------------------------
                                                    2001*        2000       1999        1998       1997       1996**
                                                 ------------ ---------- ----------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........     $9.70       $9.63      $10.35      $9.97      $9.63      $10.00
                                                    -----       -----      ------      -----      -----      ------
INCOME FROM OPERATIONS
   Net investment income (a) ..................       .30         .58         .54        .55        .53         .27
   Net realized and unrealized gain (loss) ....       .40         .06        (.52)       .40        .35        (.49)
                                                    -----       -----      ------      -----      -----      ------
      Total income from operations ............       .70         .64         .02        .95        .88        (.22)
                                                    -----       -----      ------      -----      -----      ------
DISTRIBUTIONS
   From net investment income .................      (.36)       (.57)       (.54)      (.54)      (.54)       (.15)
   From net realized gain .....................         -           -        (.20)      (.03)         -           -
                                                    -----       -----      ------      -----      -----      ------
      Total distributions .....................      (.36)       (.57)       (.74)      (.57)      (.54)       (.15)

NET ASSET VALUE, END OF PERIOD ................    $10.04       $9.70       $9.63     $10.35      $9.97       $9.63
                                                   ======       =====      ======     ======      =====      ======
TOTAL RETURN (%)(b) ...........................      7.38        6.92         .07       9.86       9.47       (2.19)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...   303,303     325,627     269,284    190,151     87,670      29,015

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............       .47         .48         .50        .48        .50         .63
      Operating expenses, gross (d) ...........       .47         .48         .50        .52        .74         .93
      Net investment income ...................      6.27        6.09        5.50       5.74       6.05        5.66

   Portfolio turnover rate (%)(e) .............    108.19      248.34      327.83     300.77     375.72      253.30

*    For the six months ended February 28, 2001 (Unaudited).
** For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.
(e)  The rate for the period ended August 31, 1996 is annualized.


12   Semiannual Report

SSgA
BOND MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost. The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                          Semiannual Report   13

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had net tax basis capital loss carryover of $5,633,442, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $6,556,689 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in the fiscal year 2001.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                        NET UNREALIZED
      FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
         COST          APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     $349,282,493       $8,451,177       $(331,364)       $8,119,813

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward


14   Semiannual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $62,987,510 and $45,165,459, respectively.

     For the six months ended February 28, 2001, purchases, sales, and maturities of US Government and Agency obligations, excluding short-term investments, aggregated to $280,580,498, $265,434,891, and $35,000,000, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, there were no outstanding securities on loan and no income earned during the year.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


                                                          Semiannual Report   15

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $2,916 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050%, and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $32,029, $4 and $10,714, by the Adviser, RIS, and Solutions. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall


16   Semiannual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

             Advisory fees                                $69,324
             Administration fees                            9,268
             Custodian fees                                 1,037
             Distribution fees                              4,683
             Shareholder servicing fees                    21,040
             Transfer agent fees                              897
             Trustees' fees                                 2,001
                                                         --------
                                                         $108,250
                                                         ========

5.   FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)

                                                                                    FOR THE PERIODS ENDED
                                                                   -------------------------------------------------------
                                                                      FEBRUARY 28, 2001                 AUGUST 31, 2000
                                                                   -----------------------         -----------------------
                                                                   SHARES          DOLLARS         SHARES          DOLLARS
                                                                   -------     -----------         --------     ----------
    Proceeds from shares sold..............................     4,584           $  44,867          13,702       $ 130,845
    Proceeds from reinvestment of distributions.............      470               4,536             856           8,083
    Payments for shares redeemed...........................    (8,422)            (81,819)         (8,927)        (84,735)

    Total net increase (decrease)..........................    (3,368)          $ (32,416)          5,631       $  54,193

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.   DIVIDENDS
     On March 2, 2001, the Board of Trustees declared a dividend of $.1455 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


                                                          Semiannual Report   17

SSgA BOND MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


18   Semiannual Report

                       SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                              S&P 500 INDEX FUND

                               FEBRUARY 28, 2001

                        SSgA-Registered Trademark- Funds
                               S&P 500 INDEX FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                   Page

Financial Statements............................................      3

Financial Highlights............................................      6

Notes to Financial Statements...................................      7

Fund Management and Service Providers...........................     11

Financial Statements of the Portfolio...........................     13




"SSgA-REGISTERED TRADEMARK-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

2 Semiannual Report

SSgA
S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments in State Street Equity 500 Index Portfolio, at value .......................   $2,427,019
Receivables:
    Fund shares sold ...................................................................        4,515
    Miscellaneous receivables ..........................................................          107
Prepaid expenses .......................................................................           39
                                                                                           ----------
       Total assets ....................................................................    2,431,680

LIABILITIES
Payables:
    Fund shares redeemed .................................................   $7,682
    Accrued fees to affiliates ...........................................      681
    Other accrued expenses ...............................................      367
                                                                             ------
       Total liabilities ...............................................................        8,730
                                                                                           -----------
NET ASSETS .............................................................................   $2,422,950
                                                                                           ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ....................................................   $    6,565
Accumulated distributions in excess of net realized gain ...............................      (28,961)
Unrealized appreciation (depreciation) on:
    Portfolio investments ..............................................................      302,396
    Portfolio futures contracts ........................................................       (1,613)
Shares of beneficial interest ..........................................................          118
Additional paid-in capital .............................................................    2,144,445
                                                                                           -----------
NET ASSETS .............................................................................   $2,422,950
                                                                                           ===========
NET ASSET VALUE, offering and redemption price per share:
    ($2,422,949,562 divided by 118,034,426 shares of $.001 par value
       shares of beneficial interest outstanding) ......................................   $    20.53
                                                                                           ===========

  See accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  3

SSgA
S&P 500 INDEX FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
    Dividends allocated from Portfolio .................................................   $    15,101
    Interest allocated from Portfolio ..................................................         1,537
    Expenses allocated from Portfolio ..................................................          (612)
                                                                                           -----------

       Total investment income .........................................................        16,026

EXPENSES
    Administrative fees ..................................................   $    245
    Fund accounting fees .................................................         12
    Distribution fees ....................................................        462
    Transfer agent fees ..................................................        164
    Professional fees ....................................................         22
    Registration fees ....................................................        118
    Shareholder servicing fees ...........................................        664
    Trustees' fees .......................................................         25
    Miscellaneous ........................................................         34
                                                                           ----------
       Total expenses ..................................................................         1,746
                                                                                           -----------
Net investment income ..................................................................        14,280
                                                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investment transactions allocated from Portfolio .....................     (5,125)
    Futures transactions allocated from Portfolio ........................     (9,759)
    Foreign currency-related transactions allocated from Portfolio .......       (430)         (15,314)
                                                                           ----------
Net change in unrealized appreciation (depreciation) on:
    Investments allocated from Portfolio .................................   (541,836)
    Futures contracts allocated from Portfolio ...........................     (3,879)        (545,715)
                                                                           ----------      -----------
Net realized and unrealized gain (loss) ................................................      (561,029)
                                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................................    $ (546,749)
                                                                                           ===========

See accompanying notes which are an integral part of the financial statements.

4  Semiannual Report

SSgA
S&P 500 Index Fund

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                        FOR THE SIX
                                                                        MONTHS ENDED      FOR THE FISCAL
                                                                      FEBRUARY 28, 2001     YEAR ENDED
                                                                         (UNAUDITED)      AUGUST 31, 2000
                                                                     ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
    Net investment income .........................................   $    14,280          $    31,764
    Net realized gain (loss) ......................................       (15,314)             247,131
    Net change in unrealized appreciation (depreciation) ..........      (545,715)             168,864
                                                                      -----------          -----------
       Net increase (decrease) in net assets from operations ......      (546,749)             447,759
                                                                      -----------          -----------
DISTRIBUTIONS
    From net investment income ....................................       (15,222)             (32,901)
    From net realized gain ........................................      (134,178)             (83,817)
                                                                      -----------          -----------
       Net decrease in net assets from distributions ..............      (149,400)            (116,718)
                                                                      -----------          -----------
SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions..        13,932              100,163
                                                                      -----------          -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................      (682,217)             431,204

NET ASSETS
    Beginning of period ...........................................     3,105,167            2,673,963
                                                                      -----------          -----------
    End of period (including undistributed net investment income of
       $6,565 and $7,507, respectively) ...........................   $ 2,422,950          $ 3,105,167
                                                                      ===========          ===========

  See accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  5

SSgA
S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    FISCAL YEARS ENDED AUGUST 31,
                                                                    ------------------------------------------------------------
                                                        2001*         2000           1999         1998         1997         1996
                                                      ---------     ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD ............     $   26.41     $   23.74     $   19.42    $   18.96    $   14.41    $   12.81
                                                      ---------     ---------     ---------    ---------    ---------    ---------
INCOME FROM OPERATIONS
    Net investment income (a) ...................           .12           .27           .29          .31          .32          .32
    Net realized and unrealized gain (loss) .....         (4.70)         3.40          6.74         1.18         5.22         1.98
                                                      ---------     ---------     ---------    ---------    ---------    ---------
       Total income from operations .............         (4.58)         3.67          7.03         1.49         5.54         2.30
                                                      ---------     ---------     ---------    ---------    ---------    ---------
DISTRIBUTIONS
    From net investment income ..................          (.13)         (.28)         (.29)        (.32)        (.32)        (.31)
    From net realized gain ......................         (1.17)         (.72)        (2.42)        (.71)        (.67)        (.39)
                                                      ---------     ---------     ---------    ---------    ---------    ---------
       Total distributions ......................         (1.30)        (1.00)        (2.71)       (1.03)        (.99)        (.70)
                                                      ---------     ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ..................     $   20.53     $   26.41     $   23.74    $   19.42    $   18.96    $   14.41
                                                      =========    ==========     =========    =========    =========    =========
TOTAL RETURN (%)(b) .............................        (17.88)        16.26         39.52         7.91        40.30        18.46

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands) ....     2,422,950     3,105,167     2,673,963     1,615,913   1,299,571      704,683

    Ratios to average net assets (%)(c):
       Operating expenses, net (d) ..............           .13           .18           .18           .17         .16          .18
       Operating expenses, gross (d) ............           .13           .24           .28           .27         .26          .28
       Net investment income ....................          1.05          1.08          1.29          1.50        2.00         2.32

    Portfolio turnover rate (%)(e) ..............            --         16.43         13.80         26.17        7.54        28.72

    Portfolio turnover of the Portfolio .........          4.01         14.00           N/A           N/A         N/A          N/A

 *    For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.
(e) Portfolio turnover represents the rates of portfolio activity for the periods through May 31, 2000, while the Fund was making investments directly in securities.


6  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

    The Fund invests all of its investable assets in interests in State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 89.5% at February 28, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund records its investment in the Portfolio at value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    SECURITIES TRANSACTIONS: Securities transactions were recorded on a trade date basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost.

    INVESTMENT INCOME: The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if

                                                             Semiannual Report 7

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Additionally, expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: Increases and decreases in the Fund's investment in the Portfolio aggregated $249,186,806 and $298,303,289 respectively, for the six months ended February 28, 2001. A redemption in-kind of securities resulted in a realized gain of $41,740,302.

4.  RELATED PARTIES

    ADVISER: The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .045% of its average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolio on behalf of its investors. The Adviser has agreed to reimburse the Fund for all fund and allocated portfolio expenses that exceed .18%. See Note 4 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Investment Company also has contracts with the Adviser to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion - .0315%; over $1 billion - .01%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance

8  Semiannual Report

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has Shareholder Service Agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, .050% and .100% to the Adviser, RIS, Commercial Banking, and Solutions, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $336,843, $55,395 and $73,582, by the Adviser, RIS and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

    BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

       Administration fees                      $ 35,464
       Fund accounting fees                        4,440
       Distribution fees                          53,586
       Shareholder servicing fees                519,414
       Transfer agent fees                        64,192
       Trustees' fees                              3,932
                                                --------
                                                $681,028
                                                ========

    BENEFICIAL INTEREST: As of February 28, 2001, one shareholder was a record owner of approximately 12% of the total outstanding shares of the Fund.

                                                            Semiannual Report  9

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

5.  FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                          FOR THE PERIODS ENDED
                                                        ----------------------------------------------------
                                                          FEBRUARY 28, 2001              AUGUST 31, 2000
                                                        ----------------------       -----------------------
                                                         SHARES      DOLLARS           SHARES      DOLLARS
                                                        --------   -----------       ---------   -----------
    Proceeds from shares sold ...................        20,117    $   458,195         52,321    $ 1,287,105
    Proceeds from reinvestment of distributions..         6,012        139,260          4,965        110,904
    Payments for shares redeemed ................       (25,670)      (583,523)       (52,339)    (1,297,846)
                                                        --------   -----------       ---------   -----------
    Total net increase (decrease) ...............           459    $    13,932          4,947    $   100,163
                                                        ========   ===========       =========   ===========

6.  INTERFUND LENDING PROGRAM

    The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.  DIVIDENDS

    On March 2, 2001, the Board of Trustees declared a dividend of $.0591 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


10  Semiannual Report

SSgA S&P 500 INDEX FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327


TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Treasurer
    Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327


DISTRIBUTOR
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110

                                                           Semiannual Report  11

State Street Equity 500 Index Portfolio
                                            Portfolio of Investments (Unaudited)
                                                               February 28, 2001




                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Common Stocks - 98.2%
Aerospace - 1.1%
Boeing Co.                                  213,541          13,282
General Dynamics Corp.                       47,068           3,209
Lockheed Martin Corp.                       105,370           3,947
Northrop Grumman Corp.                       16,629           1,562
United Technologies Corp.                   111,877           8,717
                                                             ------
                                                             30,717
                                                          ---------
Basic Industries - 3.0%
Air Products & Chemicals, Inc.               55,429           2,248
Alcan Aluminum, Ltd.                         78,287           2,888
Alcoa, Inc.                                 209,525           7,493
Allegheny Technologies, Inc.                 18,709             331
B.F. Goodrich Co.                            24,139             976
Barrick Gold Corp.                           94,290           1,527
Bemis Co., Inc.                              14,582             496
Boise Cascade Corp.                          15,173             487
Dow Chemical Co.                            215,850           7,082
du Pont (E.I.) de Nemours & Co.             249,396          10,896
Eastman Chemical Co.                         17,858             919
Engelhard Corp.                              32,243             772
FMC Corp.                                     6,799             522
Freeport-McMoRan Copper
    & Gold, Inc. Class B (a)                 29,828             419
Great Lakes Chemical Corp.                   11,429             378
Hercules, Inc.                               26,997             380
Homestake Mining Co.                         70,742             398
Illinois Tool Works, Inc.                    73,280           4,437
Inco, Ltd. (a)                               40,477             724
International Paper Co.                     115,764           4,360
Kimberly-Clark Corp.                        127,597           9,123
Mead Corp.                                   22,995             630
Minnesota Mining &
    Manufacturing Co.                        94,366          10,640
Newmont Mining Corp.                         46,177             778
Nucor Corp.                                  18,720             827
Phelps Dodge Corp.                           18,365             845
Placer Dome, Inc.                            87,787             823
Potlatch Corp.                                6,897             221


                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
PPG Industries, Inc.                         41,677           2,130
Praxair, Inc.                                36,903           1,646
Rohm & Haas Co.                              51,648           1,898
Sealed Air Corp. (a)                         22,113             866
Sigma Aldrich Corp.                          17,735             769
Temple-Inland, Inc.                          11,528             549
USX-U.S. Steel Group                         22,661             345
Westvaco Corp.                               22,791             597
Willamette Industries, Inc.                  26,500           1,232
Worthington Industries, Inc.                 21,578             212
                                                          ---------
                                                             81,864
                                                          ---------
Capital Goods - 6.2%
Allied Waste Industries, Inc. (a)            49,362             797
Ball Corp.                                    7,784             322
Boston Scientific Corp. (a)                  98,034           1,617
Briggs & Stratton Corp.                       5,419             214
Caterpillar, Inc.                            81,625           3,396
Cooper Industries, Inc.                      24,041           1,034
Crane Co.                                    12,441             332
Cummins Engine Co., Inc.                     11,429             422
Deere & Co.                                  57,145           2,326
Dover Corp.                                  47,440           1,820
Emerson Electric Co.                        101,827           6,812
General Electric Co.                      2,380,589         110,697
Grainger (W.W.), Inc.                        21,628             757
HCA-Healthcare Corp. (The)                  134,089           5,310
Ingersoll-Rand Co.                           38,686           1,677
ITT Industries, Inc.                         19,756             801
Johnson Controls, Inc.                       21,676           1,441
Millipore Corp.                              12,513             657
National Service Industries, Inc.            11,134             269
Pall Corp.                                   29,396             672
Parker-Hannifin Corp.                        26,455           1,138
Raytheon Co. Class A                         71,800           2,367
Raytheon Co. Class B                          9,287             308
Timken Co.                                   14,287             229
TRW, Inc                                     29,657           1,158
Tyco International, Ltd.                    421,290          23,024
                                                          ---------
                                                            169,597
                                                          ---------

See notes to financial statements.
                                                           Semiannual Report  13

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Consumer Basics - 20.2%
Abbott Laboratories                           372,263              18,237
Aetna, Inc. (a)                                34,388               1,280
Albertson's, Inc.                             103,061               2,994
Allergan, Inc.                                 31,807               2,766
ALZA Corp.                                     57,934               2,291
American Home Products Corp.                  315,424              19,484
Amgen, Inc.                                   248,637              17,902
Archer-Daniels-Midland Co.                    149,253               2,246
Bard (C.R.), Inc.                              13,597                 603
Bausch & Lomb, Inc.                            14,090                 757
Baxter International, Inc.                     71,235               6,560
Becton, Dickinson & Co.                        61,481               2,212
Biogen, Inc. (a)                               35,962               2,571
Biomet, Inc.                                   42,172               1,637
Black & Decker Corp.                           18,381                 763
Bristol-Myers Squibb Co.                      471,163              29,876
Campbell Soup Co.                             102,022               3,054
Cardinal Health, Inc.                          67,601               6,861
Chiron Corp. (a)                               44,928               2,103
Clorox Co. (The)                               58,525               2,105
Coca-Cola Co. (The)                           595,150              31,561
Coca-Cola Enterprises, Inc.                    98,232               2,230
Colgate-Palmolive Co.                         136,586               8,065
ConAgra, Inc.                                 129,201               2,543
Corning, Inc.                                 219,251               5,942
Costco Wholesale Corp. (a)                    106,260               4,436
CVS Corp.                                      95,147               5,804
Forest Laboratories, Inc. (a)                  42,444               2,951
General Mills, Inc.                            66,657               2,990
Gillette Co. (The)                            251,523               8,177
HEALTHSOUTH Corp. (a)                          91,122               1,451
Heinz (H.J.) Co.                               83,501               3,555
Hershey Foods Corp.                            33,204               2,128
Humana, Inc. (a)                               43,253                 584
Johnson & Johnson                             333,527              32,462
Kellogg Co.                                    98,822               2,628
King Pharmaceuticals, Inc. (a)                 41,677               1,913
Kroger Co. (The) (a)                          198,155               4,803
Lilly (Eli) & Co.                             271,389              21,565


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Manor Care, Inc. (a)                           22,770                 555
McKesson HBOC, Inc.                            68,526               1,993
MedImmune, Inc. (a)                            52,219               2,281
Medtronic, Inc.                               288,923              14,787
Merck & Co., Inc.                             553,578              44,397
Pactiv Corp. (a)                               34,934                 470
PepsiCo, Inc.                                 347,240              16,001
Pfizer, Inc.                                1,515,276              68,187
Pharmacia & Upjohn, Inc.                      310,232              16,039
Philip Morris Cos., Inc.                      535,592              25,805
Procter & Gamble Co.                          313,946              22,133
Quaker Oats Co.                                30,915               3,015
Ralston-Purina Group                           74,387               2,319
Safeway, Inc. (a)                             121,483               6,598
Sara Lee Corp.                                200,415               4,347
Schering-Plough Corp.                         351,869              14,163
Snap-On Tools Corp.                            15,666                 443
St. Jude Medical, Inc. (a)                     19,952               1,120
Stanley Works                                  19,410                 675
Stryker Corp.                                  47,293               2,656
SYSCO Corp.                                   160,503               4,375
Tenet Healthcare Corp.                         76,062               3,509
Tupperware Corp.                               14,385                 339
Unilever NV ADR                               138,314               7,732
UnitedHealth Group, Inc. (a)                   77,048               4,564
UST Corp.                                      37,271               1,075
Watson Pharmaceuticals, Inc. (a)               25,913               1,438
Wellpoint Health Networks, Inc. (a)            15,075               1,490
Winn-Dixie Stores, Inc.                        32,021                 818
Wrigley (Wm.), Jr. Co.                         27,686               2,578
                                                                   ------
                                                                  547,992
                                                                ---------
Consumer Durables - 1.5%
AutoZone, Inc (a)                              25,913                 655
Avery Dennison Corp.                           26,573               1,408
Best Buy Co. (a)                               50,643               2,074
Cooper Tire & Rubber Co.                       18,622                 249
Dana Corp.                                     34,844                 590
Danaher Corp.                                  34,485               2,188
Delphi Automotive Systems Corp.               135,908               1,907

See notes to financial statements.
14  Semiannual Report

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                                   Market
                                                                    Value
                                                                    (000)
                                                Shares                $
                                          -----------------   ----------------
Eaton Corp.                                      17,341           1,234
Ford Motor Co.                                  450,363          12,525
General Motors Corp.                            134,388           7,166
Genuine Parts Co.                                42,810           1,154
Goodyear Tire & Rubber Co.                       35,559             907
Harley-Davidson, Inc.                            71,683           3,107
Leggett & Platt, Inc.                            47,022             909
Maytag Corp.                                     19,114             640
PACCAR, Inc.                                     17,283             800
Pitney Bowes, Inc.                               62,170           2,117
Visteon Corp.                                    29,805             429
Whirlpool Corp.                                  16,060             849
                                                                 -------
                                                                 40,908
                                                              ----------
Consumer Non-Durables - 6.3%
Alberto Culver Co. Class B                       13,165             527
Anheuser-Busch Cos., Inc.                       215,620           9,423
Avon Products, Inc.                              56,850           2,414
Bed Bath & Beyond, Inc. (a)                      65,936           1,620
Brown-Forman Distillers, Inc. Class B            16,159           1,026
Brunswick Corp.                                  23,450             499
Circuit City Stores, Inc.                        48,968             743
Consolidated Stores Corp. (a)                    28,516             442
Coors (Adolph) Co. Class B                        9,262             620
Dillard's, Inc. Class A                          19,988             376
Dollar General Corp.                             77,854           1,448
Eastman Kodak Co.                                71,190           3,203
Federated Department Stores, Inc. (a)            49,953           2,415
Fortune Brands, Inc.                             37,243           1,258
Gap, Inc.                                       205,205           5,590
Hasbro, Inc.                                     45,716             561
Home Depot, Inc. (The)                          557,850          23,709
International Flavors &
    Fragrances, Inc.                             23,085             466
JC Penney & Co., Inc.                            62,758           1,015
Kmart Corp. (a)                                 108,656           1,016
Kohl's Corp. (a)                                 78,987           5,206
Limited, Inc. (The)                             101,132           1,785
Liz Claiborne, Inc.                              12,710             619
Longs Drug Stores, Inc.                           9,557             267


                                                                   Market
                                                                    Value
                                                                    (000)
                                                Shares                $
                                          -----------------   ----------------
Lowe's Cos., Inc.                                92,073           5,145
Mattel, Inc.                                    102,060           1,731
May Department Stores Co.                        72,318           2,863
Newell Rubbermaid, Inc.                          66,069           1,738
NIKE, Inc. Class B                               66,308           2,589
Nordstrom, Inc.                                  30,661             566
Office Depot, Inc. (a)                           78,328             721
Radioshack Corp.                                 45,421           1,944
Reebok International, Ltd. (a)                   13,499             346
Sears Roebuck & Co.                              80,944           3,323
Staples, Inc. (a)                               109,610           1,624
Starbucks Corp. (a)                              45,421           2,160
SuperValu, Inc.                                  36,356             510
Target Corp.                                    216,886           8,459
Tiffany & Company                                34,780           1,082
TJX Cos., Inc.                                   69,560           2,127
Toys "R" Us, Inc. (a)                            47,490           1,168
V.F. Corp.                                       26,602             960
Wal-Mart Stores, Inc.                         1,072,586          53,726
Walgreen Co.                                    242,278          10,738
                                                              ----------
                                                                169,768
                                                              ----------
Consumer Services - 1.8%
AMR Corp.                                        35,765           1,189
Carnival Corp.                                  141,835           4,729
Convergys Corp. (a)                              36,206           1,534
Darden Restaurants, Inc.                         28,179             612
Delta Air Lines, Inc.                            29,263           1,233
Disney (Walt) Co.                               501,494          15,521
Harrah's Entertainment, Inc. (a)                 27,927             866
Hilton Hotels Corp.                              88,378             947
Marriot International, Inc. Class A              57,086           2,436
McDonald's Corp.                                313,433           9,215
Sabre Holdings Corporation
    Class A                                      30,665           1,322
Sapient Corp. (a)                                31,332             401
Southwest Airlines Co.                          182,577           3,396
Starwood Hotels & Resorts
    Worldwide, Inc. Class B                      46,505           1,623
Tricon Global Restaurants, Inc. (a)              35,238           1,357

See notes to financial statements.
                                                           Semiannual Report  15

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
USAirways Group, Inc. (a)                     15,272              631
Wendy's International, Inc.                   28,474              705
                                                                  ----
                                                               47,717
                                                            ----------
Electrical Equipment - 0.6%
American Power Conversion Corp. (a)           51,628              626
Molex, Inc.                                   46,027            1,669
Power-One, Inc. (a)                           18,523              327
Tektronix, Inc.                               24,435              603
Texas Instruments, Inc.                      416,123           12,296
Thomas & Betts Corp.                          14,681              280
                                                            ----------
                                                               15,801
                                                            ----------
Electronics - 2.1%
Agilent Technologies, Inc. (a)               109,660            3,948
Altera Corp.                                  96,010            2,220
Analog Devices, Inc. (a)                      84,688            3,159
Applied Micro Circuits Corp. (a)              71,333            1,908
Broadcom Corp. (a)                            57,131            2,814
Conexant Systems, Inc. (a)                    56,259              685
JDS Uniphase Corp. (a)                       312,299            8,334
KLA Tencor Corporation (a)                    43,790            1,563
Lexmark International Group, Inc.
    Class A (a)                               30,149            1,568
Linear Technology Corp.                       75,140            2,973
Maxim Integrated Products, Inc. (a)           68,943            3,176
Novellus Systems, Inc. (a)                    33,696            1,299
QLogic Corp. (a)                              21,676              809
QUALCOMM, Inc. (a)                           179,777            9,843
Sanmina Corp. (a)                             72,460            2,155
Solectron Corp. (a)                          153,405            4,180
Teradyne, Inc. (a)                            42,136            1,316
Vitesse Semiconductor Corp. (a)               43,549            1,715
Xilinx, Inc. (a)                              77,987            3,032
                                                            ----------
                                                               56,697
                                                            ----------
Energy - 7.1%
Amerada Hess Corp.                            22,267            1,603
Anadarko Petroleum Corp.                      60,070            3,754
Apache Corp.                                  29,460            1,729


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Ashland, Inc.                                 18,622              723
Baker Hughes, Inc.                            80,772            3,166
Burlington Resources, Inc.                    50,719            2,279
Calpine Corp. (a)                             68,673            3,055
Chevron Corp.                                154,265           13,214
Conoco, Inc. Class B                         151,187            4,354
Constellation Energy Group                    36,554            1,561
Devon Energy Corp.                            30,838            1,758
El Paso Corp.                                118,694            8,344
EOG Resources, Inc.                           28,770            1,254
Exxon Mobil Corp.                            834,906           67,669
Halliburton Co.                              106,605            4,245
Kerr-McGee Corp.                              23,012            1,488
Kinder Morgan, Inc.                           26,963            1,494
McDermott International, Inc.                 15,173              197
Nabors Industries, Inc. (a)                   36,356            2,062
Noble Drilling Corp.                          33,000            1,536
Occidental Petroleum Corp.                    89,296            2,142
ONEOK, Inc.                                    7,883              347
Phillips Petroleum Co.                        61,283            3,267
Progress Energy, Inc.                         50,788            2,197
Rowan Cos., Inc. (a)                          24,829              709
Royal Dutch Petroleum Co. ADR                514,475           30,009
Schlumberger, Ltd.                           136,798            8,721
Sempra Energy                                 48,426            1,082
Sunoco, Inc.                                  21,041              700
Texaco, Inc.                                 131,372            8,421
Tosco Corp.                                   34,386            1,377
Transocean Sedco Forex, Inc.                  74,557            3,589
Unocal Corp.                                  58,676            2,069
USX-Marathon Group                            73,214            2,022
                                                            ----------
                                                              192,137
                                                            ----------
Finance - 17.0%
AFLAC, Inc.                                   63,717            3,833
Allstate Corp.                               174,483            6,955
Ambac Financial Group, Inc.                   26,159            1,475
American Express Co.                         319,853           14,035
American General Corp.                        61,054            4,655
American International Group, Inc.           558,866           45,715

See notes to financial statements.
16  Semiannual Report

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
AmSouth Bancorp                            87,293                   1,521
AON Corp.                                  62,121                   2,129
Bank of America Corp.                     391,765                  19,569
Bank of New York Co., Inc.                176,879                   9,159
Bank One Corp.                            276,508                   9,752
BB&T Corp.                                 95,275                   3,442
Bear Stearns Cos., Inc.                    25,761                   1,344
Capital One Financial Corp.                47,762                   2,639
Charter One Financial, Inc.                50,050                   1,429
Chubb Corp. (The)                          42,958                   3,082
CIGNA Corp.                                36,933                   4,051
Cincinnati Financial Corp.                 37,286                   1,370
CIT Group, Inc. (The) Class A              62,466                   1,443
Citigroup, Inc.                         1,207,215                  59,371
Comerica, Inc.                             37,056                   2,359
Conseco, Inc.                              74,038                   1,038
Countrywide Credit Industries, Inc.        26,898                   1,190
Equifax, Inc.                              35,371                   1,072
Fannie Mae                                242,527                  19,329
Federal Home Loan Mortgage Corp.          166,972                  10,995
Fifth Third Bancorp                       112,216                   6,032
First Union Corp.                         237,262                   7,680
FleetBoston Financial Corp.               218,743                   9,023
Franklin Resources, Inc.                   57,491                   2,400
Golden West Financial Corp.                39,312                   2,156
Hartford Financial Services Group,
    Inc. (The)                             55,273                   3,529
Household International Corp.             114,357                   6,624
Huntington Bancshares, Inc.                65,074                     968
J.P. Morgan Chase & Co.                   458,237                  21,381
Jefferson-Pilot Corp.                      24,881                   1,680
KeyCorp                                   100,323                   2,608
Lehman Brothers Holdings, Inc.             57,407                   3,941
Lincoln National Corp.                     45,084                   1,978
Loews Corp.                                23,133                   2,514
Marsh & McLennan Cos., Inc.                66,752                   7,143
MBIA, Inc.                                 23,725                   1,803
MBNA Corp.                                205,548                   6,758
Mellon Financial Corp.                    118,133                   5,471
Merrill Lynch & Co., Inc.                 193,834                  11,611
MetLife, Inc.                             182,891                   5,642


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
MGIC Investment Corp.                      25,617                   1,485
Moody's Corp.                              37,056                     999
Morgan Stanley Dean Witter & Co.          269,827                  17,574
National City Corp.                       144,165                   3,921
Northern Trust Corp.                       53,773                   3,821
Old Kent Financial Corp.                   32,391                   1,287
Paychex, Inc.                              90,239                   3,604
PNC Bank Corp.                             69,626                   4,839
Progressive Corp.                          17,719                   1,754
Providian Financial Corp.                  67,942                   3,398
Regions Financial Corp.                    52,318                   1,566
SAFECO Corp.                               29,854                     648
Schwab (Charles) Corp.                    330,061                   6,898
SouthTrust Corp.                           40,002                   1,690
St. Paul Cos., Inc.                        52,655                   2,437
State Street Corp.                         39,199                   3,938
Stilwell Financial, Inc.                   52,647                   1,679
Summit Bancorp                             41,381                   1,738
SunTrust Banks, Inc.                       71,904                   4,726
Synovus Financial Corp.                    66,708                   1,856
T. Rowe Price Group, Inc.                  29,126                   1,038
Torchmark Corp.                            30,346                   1,055
U.S. Bancorp                              457,374                  10,611
Union Planters Corp.                       32,376                   1,232
UnumProvident Corp.                        56,396                   1,476
USA Education, Inc.                        37,539                   2,723
Wachovia Corp.                             49,657                   3,135
Washington Mutual, Inc.                   130,644                   6,711
Wells Fargo Co.                           411,454                  20,425
                                                                   ------
                                                                  462,158
                                                                ---------
General Business - 2.7%
American Greetings Corp. Class A           17,538                     229
Automatic Data Processing, Inc.           151,389                   8,932
Block (H&R) Co., Inc.                      21,282                   1,049
Cendant Corp. (a)                         187,241                   2,449
Cintas Corp.                               29,700                   1,068
Clear Channel Communications,
    Inc. (a)                              139,647                   7,981

See notes to financial statements.
                                                           Semiannual Report  17

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Comcast Corp. Special Class A (a)             215,770          9,346
Computer Sciences Corp. (a)                    41,086          2,453
Deluxe Corp.                                   19,607            478
Donnelley (R.R.) & Sons Co.                    29,110            863
Dow Jones & Co., Inc.                          20,166          1,242
Ecolab, Inc.                                   30,543          1,281
First Data Corp.                               95,939          5,925
Fluor Corp.                                    19,607            747
Gannett Co., Inc.                              62,826          4,155
Harcourt General, Inc.                         19,700          1,104
IMS Health, Inc.                               69,586          1,872
Interpublic Group Cos., Inc.                   72,856          2,739
KB HOME                                        10,937            306
Knight-Ridder, Inc.                            17,637          1,054
McGraw-Hill, Inc.                              47,366          2,793
Meredith Corp.                                 13,794            496
New York Times Co. Class A                     40,298          1,781
Omnicom Group, Inc.                            42,146          3,822
Quintiles Transnational Corp. (a)              30,642            550
Robert Half International, Inc. (a)            45,322          1,091
Tribune Co.                                    71,327          2,896
Waste Management, Inc.                        148,929          3,778
                                                               ------
                                                               72,480
                                                            ---------
Shelter - 0.4%
Centex Corp.                                   14,385            592
Georgia-Pacific Group                          53,838          1,616
Louisiana Pacific Corp.                        28,671            303
Masco Corp.                                   106,524          2,489
Pulte Corp.                                    11,429            393
Sherwin-Williams Co.                           39,706            997
Vulcan Materials Co.                           23,010            974
Weyerhaeuser Co.                               53,303          2,864
                                                            ---------
                                                              10,228
                                                            ---------
Technology - 14.7%
Adaptec, Inc. (a)                              24,730            270
Adobe Systems, Inc.                            59,510          1,729
Advanced Micro Devices, Inc. (a)               77,442          1,665


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Apple Computer, Inc. (a)                       80,792          1,474
Applera Corp - Applied Biosystems
    Group (a)                                  50,521          3,491
Applied Materials, Inc. (a)                   193,812          8,176
Autodesk, Inc.                                 15,666            598
BMC Software, Inc. (a)                         57,281          1,726
BroadVision, Inc. (a)                          65,323            472
Cabletron Systems, Inc. (a)                    44,140            594
Ceridian Corp. (a)                             37,243            753
Cisco Systems, Inc. (a)                     1,727,807         40,927
Citrix Systems, Inc. (a)                       43,081          1,120
COMPAQ Computer Corp.                         406,068          8,203
Computer Associates
    International, Inc.                       140,915          4,395
Compuware Corp. (a)                            83,463            861
Dell Computer Corp. (a)                       622,086         13,608
Electronic Data Systems Corp.                 113,305          7,232
EMC Corp. (a)                                 527,138         20,959
Gateway, Inc. (a)                              80,299          1,381
Guidant Corp. (a)                              74,655          3,805
Hewlett-Packard Co.                           475,599         13,721
Honeywell International, Inc.                 190,539          8,900
Intel Corp.                                 1,615,920         46,155
International Business
    Machines Corp.                            421,196         42,077
Intuit, Inc. (a)                               50,741          2,084
Jabil Circuit, Inc.                            46,500          1,045
LSI Logic Corp. (a)                            75,471          1,216
Mercury Interactive Corp. (a)                  20,001          1,258
Micron Technology, Inc. (a)                   137,050          4,690
Microsoft Corp. (a)                         1,280,722         75,483
National Semiconductor Corp. (a)               45,913            938
NCR Corp. (a)                                  22,563            993
Network Appliance, Inc. (a)                    77,245          2,298
Novell, Inc. (a)                               87,491            514
Oracle Systems Corp. (a)                    1,343,082         25,519
Palm, Inc. (a)                                138,895          2,405
Parametric Technology Corp. (a)                63,057            839
PeopleSoft, Inc. (a)                           68,377          2,201
PerkinElmer, Inc.                              12,612            923
Rockwell International Corp.                   44,534          2,047

See notes to financial statements.
18  Semiannual Report

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001




                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Scientific-Atlanta, Inc.                 38,820               1,821
Siebel Systems, Inc. (a)                102,566               3,917
Sun Microsystems, Inc. (a)              771,458              15,284
Symbol Technologies, Inc.                36,159               1,676
Tellabs, Inc. (a)                        99,413               4,324
Textron, Inc.                            33,262               1,762
Thermo Electron Corp. (a)                42,564               1,188
Unisys Corp.                             73,599               1,206
VERITAS Software Corp. (a)               94,684               6,149
Xerox Corp.                             163,652                 988
Yahoo!, Inc. (a)                        135,867               3,235
                                                             -------
                                                            400,295
                                                          ----------
Telecommunications - 9.3%
ADC Telecommunications, Inc. (a)        186,906               2,068
Andrew Corp. (a)                         20,561                 308
AOL Time Warner, Inc.                 1,038,869              45,741
AT&T Corp.                              903,633              20,784
Avaya, Inc. (a)                          69,970                 980
BellSouth Corp.                         449,589              18,865
CenturyTel, Inc.                         33,450                 964
Citizens Communications Co.              64,000                 989
Comverse Technology, Inc. (a)            39,115               2,931
Global Crossing, Ltd. (a)               213,212               3,460
Lucent Technologies, Inc.               802,331               9,299
Motorola, Inc.                          522,079               7,920
Nextel Communications, Inc.
    Class A (a)                         184,244               4,422
Nortel Networks Corp.                   745,920              13,792
Qwest Communications
    International, Inc. (a)             398,383              14,728
SBC Communications, Inc.                812,486              38,756
Univision Communications, Inc.
    Class A                              49,000               1,617
Verizon Communications                  647,654              32,059
Viacom, Inc. Class B (a)                419,299              20,839
WorldCom, Inc.                          692,181              11,508
                                                          ----------
                                                            252,030
                                                          ----------


                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Transportation - 0.5%
Burlington Northern, Inc.                93,442               2,804
CSX Corp.                                51,272               1,715
FedEx Corp. (a)                          70,190               2,873
Navistar International Corp. (a)         15,124                 378
Norfolk Southern Corp.                   94,388               1,707
Ryder Systems, Inc.                      16,848                 346
Union Pacific Corp.                      60,594               3,329
                                                          ----------
                                                             13,152
                                                          ----------
Utilities - 3.7%
AES Corp. (a)                           110,940               5,987
Allegheny Energy, Inc.                   27,489               1,304
Alltel Corp.                             75,471               4,053
Ameren Corp.                             33,046               1,394
American Electric Power Co., Inc.        76,217               3,623
Cinergy Corp.                            38,057               1,242
CMS Energy Corp.                         30,346                 897
Consolidated Edison, Inc. (a)            52,416               1,933
Dominion Resources, Inc.                 57,547               3,773
DTE Energy Co.                           33,992               1,234
Duke Energy Corp. NPV                   178,040               7,255
Dynegy, Inc. Class A                     76,062               3,575
Edison International                     82,467               1,229
Enron Corp.                             178,672              12,239
Entergy Corp.                            53,007               2,058
Exelon Corp.                             76,659               5,011
FirstEnergy Corp.                        55,076               1,551
FPL Group, Inc.                          43,647               2,839
GPU, Inc.                                28,573                 885
KeySpan Corp.                            30,986               1,207
Niagara Mohawk Holdings, Inc. (a)        41,184                 707
NICOR, Inc.                               9,504                 352
NiSource, Inc.                           48,711               1,395
Peoples Energy Corp.                      8,178                 320
PG&E Corp.                               98,822               1,380
Pinnacle West Capital Corp.              21,676               1,007
PPL Corp.                                35,667               1,630

See notes to financial statements.
                                                           Semiannual Report  19

State Street Equity 500 Index Portfolio
                                 Portfolio of Investments (Unaudited), continued
                                                               February 28, 2001


                                                          Market
                                                           Value
                                                           (000)
                                            Shares           $
                                          ----------   ------------
Public Service Enterprise Group, Inc.      52,416          2,349
Reliant Energy, Inc.                       71,836          3,018
Southern Co.                              161,780          5,007
Sprint Corp. (Fon Group)                  213,703          4,778
Sprint Corp. (PCS Group) (a)              222,871          5,612
TXU Corp.                                  60,775          2,506
Williams Cos. (The)                       110,231          4,597
Xcel Energy, Inc.                          82,526          2,327
                                                           -----
                                                         100,274
                                                         -------
Total Common Stocks
(cost $2,316,584,000)                                  2,663,815
                                                       ---------



                                                      Market
                                                      Value
                                             Par      (000)
                                           Amount       $
                                          --------   -------
Government and Agency
    Securities - 0.3%
U.S. Treasury Bill 5.88% due
    03/15/01 (b)(c) (cost $8,216,000)     $8,235      8,216
                                                      -----



                                                 Market
                                                 Value
                                                 (000)
                                      Shares       $
                                     --------   -------
Short Term Investments - 2.3%
AIM Short Term Investment Prime
    Portfolio                        40,627     40,627
State Street Navigator Securities
    Lending Prime Portfolio (d)      20,715     20,715
Federated Investors Prime Cash
    Obligations Fund                 3          3
                                                ------




                                                    Market
                                                     Value
                                                     (000)
                                      Shares           $
                                     --------   --------------
Total Short Term Investments
(cost $61,345,000)                                   61,345
                                                     ------
Total Investments - 100.8%
(identified cost $2,386,145,000)                  2,733,376
Liabilities in Excess of Other
    Assets Net - (0.80%)                            (20,285)
                                                  ---------
Net Assets - 100%                                $2,713,091
                                                 ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Fund.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.


Abbreviations
ADR - American Depositary Receipt
NPV - No Par Value
NV - Non-voting


                                    Number        Unrealized
                                      of         Depreciation
                                 Contracts           (000)
                                 -----------   ----------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts
 Expiration date 03/2001         164           $    (4,593)
                                               -----------
Total unrealized depreciation
    on Open futures contracts
    purchased                                  $    (4,593)
                                               ===========


See notes to financial statements.
20  Semiannual Report

State Street Equity 500 Index Portfolio
Statement of Assets and Liabilities (Unaudited)
(Amounts in thousands)                                       February 28, 2001


Assets
Investments at market (identified cost $2,386,145) ........................      $2,733,376
Receivables:
 Dividends and interest ...................................................           3,729
                                                                                 ----------
  Total assets ............................................................       2,737,105
Liabilities
Payables:
 Investments purchased ..........................................    $ 2,065
 Upon return of securities loaned ...............................     20,715
 Daily variation margin on futures contracts ....................        906
 Management fees ................................................        328
                                                                     -------
  Total liabilities .......................................................          24,014
                                                                                 ----------
Net Assets ................................................................      $2,713,091
                                                                                 ==========
Composition of Net Assets
Paid-in capital ...........................................................      $2,370,453
Net unrealized appreciation on investments and futures contracts ..........         342,638
                                                                                 ----------
Net Assets ................................................................      $2,713,091
                                                                                 ==========


See notes to financial statements.
                                                            Semiannual Report 21

State Street Equity 500 Index Portfolio
                                                        Portfolio of Investments
                                                               December 31, 2000




                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Common Stocks - 98.6%
Aerospace - 1.1%
Boeing Co.                                  219,476          14,485
General Dynamics Corp.                       49,700           3,877
Lockheed Martin Corp.                       106,946           3,631
Northrop Grumman Corp.                       18,400           1,527
United Technologies Corp.                   116,900           9,191
                                                             -------
                                                             32,711
                                                          ----------
Basic Industries - 2.9%
Air Products & Chemicals, Inc.               59,100           2,423
Alcan Aluminum, Ltd.                         82,300           2,814
Alcoa, Inc.                                 212,660           7,124
Allegheny Technologies, Inc.                 18,988             301
B.F. Goodrich Co.                            24,500             891
Barrick Gold Corp.                           95,700           1,568
Bemis Co., Inc.                              14,800             497
Boise Cascade Corp.                          15,400             518
Dow Chemical Co.                            166,400           6,094
du Pont (E.I.) de Nemours & Co.             260,841          12,602
Eastman Chemical Co.                         18,125             884
Engelhard Corp.                              32,725             667
FMC Corp. (a)                                 6,900             495
Freeport-McMoRan Copper
    & Gold, Inc. Class B (a)                 45,600             390
Great Lakes Chemical Corp.                   11,600             431
Hercules, Inc.                               27,400             522
Homestake Mining Co.                         71,800             301
Illinois Tool Works, Inc.                    76,000           4,527
Inco, Ltd. (a)                               49,100             823
International Paper Co.                     120,845           4,932
Kimberly-Clark Corp.                        131,536           9,298
Mead Corp.                                   27,500             863
Minnesota Mining &
    Manufacturing Co.                        97,300          11,725
Newmont Mining Corp.                         46,867             800
Nucor Corp.                                  19,000             754
Phelps Dodge Corp.                           18,639           1,040
Placer Dome, Inc.                            89,100             858
Potlatch Corp.                                7,000             235


                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
PPG Industries, Inc.                         42,300           1,959
Praxair, Inc.                                40,500           1,797
Rohm & Haas Co.                              52,420           1,903
Sealed Air Corp. (a)                         22,443             684
Sigma Aldrich Corp.                          18,000             706
Temple-Inland, Inc.                          11,700             627
Union Carbide Corp.                          32,700           1,760
USX-U.S. Steel Group                         23,000             414
Westvaco Corp.                               27,800             811
Willamette Industries, Inc.                  26,500           1,244
Worthington Industries, Inc.                 21,900             177
                                                          ----------
                                                             86,459
                                                          ----------
Capital Goods - 6.1%
Allied Waste Industries, Inc. (a)            50,100             730
Ball Corp.                                    7,900             364
Boston Scientific Corp. (a)                  99,500           1,362
Briggs & Stratton Corp.                       5,500             244
Caterpillar, Inc.                            86,500           4,093
Cooper Industries, Inc.                      24,400           1,121
Crane Co.                                    17,600             501
Cummins Engine Co., Inc.                     11,600             440
Deere & Co.                                  58,000           2,657
Dover Corp.                                  51,600           2,093
Emerson Electric Co.                        106,700           8,409
General Electric Co.                      2,456,200         117,744
Grainger (W.W.), Inc.                        25,300             924
HCA-Healthcare Corp. (The)                  138,632           6,101
Ingersoll-Rand Co.                           41,700           1,746
ITT Industries, Inc.                         23,400             907
Johnson Controls, Inc.                       22,000           1,144
Millipore Corp.                              12,700             800
National Service Industries, Inc.            11,300             290
Pall Corp.                                   34,200             729
Parker-Hannifin Corp.                        26,850           1,185
Raytheon Co. Class B                         82,300           2,556
Timken Co.                                   14,500             219
TRW, Inc.                                    30,100           1,166
Tyco International, Ltd.                    432,668          24,013
                                                          ----------
                                                            181,538
                                                          ----------

See notes to financial statements.
22  Semiannual Report

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Consumer Basics - 20.8%
Abbott Laboratories                           382,400              18,523
Aetna, Inc. (a)                                34,902               1,433
Albertson's, Inc.                             104,603               2,772
Allergan, Inc.                                 33,500               3,243
ALZA Corp. (a)                                 58,800               2,499
American Home Products Corp.                  324,000              20,590
Amgen, Inc. (a)                               255,300              16,323
Archer-Daniels-Midland Co.                    160,823               2,412
Bard (C.R.), Inc.                              13,800                 643
Bausch & Lomb, Inc.                            14,300                 578
Baxter International, Inc.                     72,300               6,385
Becton, Dickinson & Co.                        62,400               2,161
Biogen, Inc. (a)                               36,500               2,192
Biomet, Inc.                                   46,050               1,828
Black & Decker Corp.                           21,700                 852
Bristol-Myers Squibb Co.                      484,100              35,793
Campbell Soup Co.                             107,100               3,708
Cardinal Health, Inc.                          68,612               6,836
Chiron Corp. (a)                               45,600               2,026
Clorox Co. (The)                               59,400               2,109
Coca-Cola Co. (The)                           613,900              37,410
Coca-Cola Enterprises, Inc.                   106,400               2,022
Colgate-Palmolive Co.                         143,400               9,257
ConAgra, Inc.                                 135,600               3,526
Corning, Inc.                                 227,200              11,999
Costco Wholesale Corp. (a)                    111,300               4,445
CVS Corp.                                      98,600               5,910
Forest Laboratories, Inc. (a)                  22,300               2,963
General Mills, Inc.                            70,800               3,155
Gillette Co. (The)                            263,000               9,501
HEALTHSOUTH Corp. (a)                         100,300               1,636
Heinz (H.J.) Co.                               84,750               4,020
Hershey Foods Corp.                            33,700               2,169
Humana, Inc. (a)                               43,900                 670
Johnson & Johnson                             344,100              36,152
Kellogg Co.                                   100,300               2,633
King Pharmaceuticals, Inc. (a)                 42,300               2,186
Kroger Co. (The) (a)                          206,600               5,591
Lilly (Eli) & Co.                             278,900              25,955


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Manor Care, Inc. (a)                           29,200                 602
McKesson HBOC, Inc.                            69,551               2,496
MedImmune, Inc. (a)                            53,000               2,528
Medtronic, Inc.                               296,900              17,925
Merck & Co., Inc.                             571,300              53,488
Pactiv Corp. (a)                               45,200                 559
PepsiCo, Inc.                                 356,800              17,684
Pfizer, Inc.                                1,563,425              71,918
Pharmacia & Upjohn, Inc.                      318,832              19,449
Philip Morris Cos., Inc.                      550,000              24,200
Procter & Gamble Co.                          322,500              25,296
Quaker Oats Co.                                32,900               3,204
Ralston-Purina Group                           75,500               1,972
Safeway, Inc. (a)                             123,300               7,706
Sara Lee Corp.                                209,300               5,141
Schering-Plough Corp.                         361,600              20,521
Snap-On Tools Corp.                            15,900                 443
St. Jude Medical, Inc. (a)                     20,250               1,244
Stanley Works                                  19,700                 614
Stryker Corp.                                  48,000               2,428
SYSCO Corp.                                   169,400               5,082
Tenet Healthcare Corp.                         77,200               3,431
Tupperware Corp.                               14,600                 298
Unilever NV ADR                               143,428               9,027
UnitedHealth Group, Inc. (a)                   78,200               4,800
UST Corp.                                      42,700               1,198
Watson Pharmaceuticals, Inc. (a)               26,300               1,346
Wellpoint Health Networks, Inc. (a)            15,300               1,763
Winn-Dixie Stores, Inc.                        32,500                 630
Wrigley (Wm.), Jr. Co.                         28,100               2,692
                                                                   ------
                                                                  613,791
                                                                ---------
Consumer Durables - 1.3%
AutoZone, Inc. (a)                             33,100                 943
Avery Dennison Corp.                           29,000               1,591
Best Buy Co. (a)                               51,400               1,519
Cooper Tire & Rubber Co.                       18,900                 201
Dana Corp.                                     35,365                 542
Danaher Corp.                                  35,000               2,393
Delphi Automotive Systems Corp.               137,941               1,552

See notes to financial statements.
                                                           Semiannual Report  23

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Eaton Corp.                                    17,600           1,323
Ford Motor Co.                                462,278          10,835
General Motors Corp.                          136,398           6,948
Genuine Parts Co.                              43,450           1,138
Goodyear Tire & Rubber Co.                     43,500           1,000
Harley-Davidson, Inc.                          75,800           3,013
Leggett & Platt, Inc.                          52,800           1,000
Maytag Corp.                                   19,400             627
PACCAR, Inc.                                   20,890           1,029
Pitney Bowes, Inc.                             63,100           2,090
Visteon Corp.                                  30,250             348
Whirlpool Corp.                                16,300             777
                                                               -------
                                                               38,869
                                                            ----------
Consumer Non-Durables - 5.9%
Alberto Culver Co. Class B                     16,000             685
Anheuser-Busch Cos., Inc.                     222,500          10,124
Avon Products, Inc.                            57,700           2,762
Bed Bath & Beyond, Inc. (a)                    72,200           1,615
Brown-Forman Distillers, Inc.
    Class B                                    16,400           1,091
Brunswick Corp.                                23,800             391
Circuit City Stores, Inc.                      49,700             572
Consolidated Stores Corp. (a)                  28,942             307
Coors (Adolph) Co. Class B                      9,400             755
Dillard's, Inc. Class A                        28,000             331
Dollar General Corp.                           85,616           1,616
Eastman Kodak Co.                              75,300           2,965
Federated Department Stores,
    Inc. (a)                                   50,700           1,774
Fortune Brands, Inc.                           37,800           1,134
Gap, Inc.                                     208,275           5,311
Hasbro, Inc.                                   46,400             493
Home Depot, Inc. (The)                        572,997          26,179
International Flavors &
    Fragrances, Inc.                           28,200             573
JC Penney & Co., Inc.                          70,700             769
Kohl's Corp. (a)                               82,300           5,020
Kmart Corp. (a)                               131,900             701
Limited, Inc. (The)                           108,836           1,857


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Liz Claiborne, Inc.                            12,900             537
Longs Drug Stores, Inc.                         9,700             234
Lowe's Cos., Inc.                              96,800           4,308
Mattel, Inc.                                  103,587           1,496
May Department Stores Co.                      73,400           2,404
Newell Rubbermaid, Inc.                        67,057           1,525
NIKE, Inc. Class B                             67,300           3,756
Nordstrom, Inc.                                36,600             666
Office Depot, Inc. (a)                         79,500             566
Radioshack Corp.                               46,100           1,974
Reebok International, Ltd. (a)                 13,700             375
Sears Roebuck & Co.                            85,200           2,961
Staples, Inc. (a)                             118,050           1,394
Starbucks Corp. (a)                            46,100           2,040
SuperValu, Inc.                                36,900             512
Target Corp.                                  224,800           7,250
Tiffany & Company                              35,300           1,116
TJX Cos., Inc.                                 70,600           1,959
Toys "R" Us, Inc. (a)                          48,200             804
V.F. Corp.                                     27,000             978
Wal-Mart Stores, Inc.                       1,106,600          58,788
Walgreen Co.                                  252,500          10,558
                                                            ----------
                                                              173,226
                                                            ----------
Consumer Services - 1.7%
AMR Corp.                                      36,300           1,422
Carnival Corp.                                146,900           4,526
Convergys Corp. (a)                            40,300           1,826
Darden Restaurants, Inc.                       28,600             654
Delta Air Lines, Inc.                          29,700           1,491
Disney (Walt) Co.                             514,986          14,902
Harrah's Entertainment, Inc. (a)               32,100             847
Hilton Hotels Corp.                            89,700             942
Marriot International, Inc. Class A            62,000           2,619
McDonald's Corp.                              323,400          10,996
Sabre Holdings Corporation Class A             31,123           1,342
Sapient Corp. (a)                              31,800             378
Southwest Airlines Co.                        126,787           4,251
Starwood Hotels & Resorts
    Worldwide, Inc. Class B                    47,200           1,664

See notes to financial statements.
24  Semiannual Report

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Tricon Global Restaurants, Inc. (a)           38,810            1,281
USAirways Group, Inc. (a)                     15,500              629
Wendy's International, Inc.                   28,900              759
                                                                ------
                                                               50,529
                                                            ----------
Electrical Equipment - 0.8%
American Power Conversion
    Corp. (a)                                 52,400              645
Molex, Inc.                                   50,775            1,799
Power-One, Inc. (a)                           18,800              739
Tektronix, Inc.                               24,800              836
Texas Instruments, Inc.                      427,830           20,269
Thomas & Betts Corp.                          14,900              241
                                                            ----------
                                                               24,529
                                                            ----------
Electronics - 2.7%
Agilent Technologies, Inc. (a)               111,300            6,094
Altera Corp. (a)                             101,100            2,660
Analog Devices, Inc. (a)                      89,000            4,556
Applied Micro Circuits Corp. (a)              70,700            5,302
Broadcom Corp. (a)                            59,000            4,960
Conexant Systems, Inc. (a)                    57,100              871
JDS Uniphase Corp. (a)                       237,500            9,915
KLA Tencor Corporation (a)                    48,200            1,624
Lexmark International Group, Inc.
    Class A (a)                               30,600            1,356
Linear Technology Corp.                       78,700            3,635
Maxim Integrated Products, Inc. (a)           71,700            3,424
Novellus Systems, Inc. (a)                    34,200            1,225
QLogic Corp. (a)                              22,000            1,698
QUALCOMM, Inc. (a)                           184,700           15,168
Sanmina Corp. (a)                             38,700            2,965
Solectron Corp. (a)                          155,700            5,278
Teradyne, Inc. (a)                            45,100            1,680
Vitesse Semiconductor Corp. (a)               44,200            2,445
Xilinx, Inc. (a)                              82,300            3,816
                                                            ----------
                                                               78,672
                                                            ----------


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Energy - 6.8%
Amerada Hess Corp.                            22,600            1,651
Anadarko Petroleum Corp.                      60,968            4,334
Apache Corp.                                  29,900            2,095
Ashland, Inc.                                 18,900              678
Baker Hughes, Inc.                            81,980            3,407
Burlington Resources, Inc.                    54,522            2,753
Calpine Corp. (a)                             69,700            3,141
Chevron Corp.                                158,400           13,375
Conoco, Inc. Class B                         156,900            4,540
Constellation Energy Group                    37,100            1,672
Devon Energy Corp.                            31,299            1,908
El Paso Energy Corp.                          57,900            4,147
EOG Resources, Inc.                           29,200            1,597
Exxon Mobil Corp.                            861,405           74,888
Halliburton Co.                              108,200            3,922
Kerr-McGee Corp.                              23,356            1,563
Kinder Morgan, Inc.                           29,700            1,550
McDermott International, Inc.                 15,400              166
Nabors Industries, Inc. (a)                   36,900            2,183
Occidental Petroleum Corp.                    95,300            2,311
ONEOK, Inc.                                    8,000              385
Phillips Petroleum Co.                        62,200            3,538
Progress Energy, Inc.                         51,547            2,536
Progress Energy, Inc. CVO (a)                 12,200                5
Rowan Cos., Inc. (a)                          25,200              680
Royal Dutch Petroleum Co. ADR                530,800           32,147
Schlumberger, Ltd.                           142,600           11,399
Sempra Energy                                 49,150            1,143
Sunoco, Inc.                                  21,355              719
Texaco, Inc.                                 137,600            8,548
Tosco Corp.                                   34,900            1,185
Transocean Sedco Forex, Inc.                  53,952            2,482
Unocal Corp.                                  62,700            2,426
USX-Marathon Group                            80,500            2,234
                                                            ----------
                                                              201,308
                                                            ----------
Finance - 17.4%
AFLAC, Inc.                                   66,700            4,815
Allstate Corp.                               183,488            7,993

See notes to financial statements.
                                                           Semiannual Report  25

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Ambac Financial Group, Inc.                26,550                   1,548
American Express Co.                      328,800                  18,063
American General Corp.                     63,287                   5,158
American International Group, Inc.        576,667                  56,838
AmSouth Bancorp                            98,850                   1,507
AON Corp.                                  63,050                   2,159
Bank of America Corp.                     402,295                  18,455
Bank of New York Co., Inc.                184,600                  10,188
Bank One Corp.                            288,968                  10,583
BB&T Corp.                                 96,700                   3,608
Bear Stearns Cos., Inc.                    27,668                   1,402
Capital One Financial Corp.                50,100                   3,297
Charter One Financial, Inc.                54,655                   1,578
Chubb Corp. (The)                          43,600                   3,771
CIGNA Corp.                                38,500                   5,094
Cincinnati Financial Corp.                 41,700                   1,650
CIT Group, Inc. (The) Class A              63,400                   1,276
Citigroup, Inc.                         1,245,476                  63,597
Comerica, Inc.                             40,350                   2,396
Conseco, Inc.                              75,145                     991
Countrywide Credit Industries, Inc.        27,300                   1,372
Equifax, Inc.                              35,900                   1,030
Fannie Mae                                249,200                  21,618
Federal Home Loan Mortgage Corp.          171,500                  11,812
Fifth Third Bancorp                       115,925                   6,927
First Union Corp.                         240,812                   6,698
Firstar Corp.                             233,176                   5,421
FleetBoston Financial Corp.               225,264                   8,462
Franklin Resources, Inc.                   61,700                   2,351
Golden West Financial Corp.                39,900                   2,693
Hartford Financial Services Group,
    Inc. (The)                             56,100                   3,962
Household International Corp.             118,199                   6,501
Huntington Bancshares, Inc.                66,047                   1,069
JP Morgan Chase and Co.                   323,642                  14,706
Jefferson-Pilot Corp.                      26,775                   2,001
KeyCorp                                   106,898                   2,993
Lehman Brothers Holdings, Inc.             60,600                   4,098
Lincoln National Corp.                     48,600                   2,299
Loews Corp.                                24,900                   2,579
Marsh & McLennan Cos., Inc.                67,750                   7,927


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
MBIA, Inc.                                 25,500                   1,890
MBNA Corp.                                212,582                   7,852
Mellon Financial Corp.                    119,900                   5,898
Merrill Lynch & Co., Inc.                 201,200                  13,719
MetLife, Inc.                             190,600                   6,671
MGIC Investment Corp.                      26,000                   1,753
Moody's Corp.                              43,700                   1,123
Morgan (J.P.) & Co., Inc.                  39,300                   6,504
Morgan Stanley Dean Witter & Co.          277,112                  21,961
National City Corp.                       151,600                   4,359
Northern Trust Corp.                       56,100                   4,576
Old Kent Financial Corp.                   32,875                   1,438
Paychex, Inc.                              94,025                   4,572
PNC Bank Corp.                             72,900                   5,326
Price (T. Rowe) & Associates, Inc.         32,200                   1,360
Progressive Corp.                          19,100                   1,979
Providian Financial Corp.                  71,800                   4,129
Regions Financial Corp.                    53,100                   1,450
SAFECO Corp.                               30,300                     996
Schwab (Charles) Corp.                    345,250                   9,797
SouthTrust Corp.                           40,600                   1,652
St. Paul Cos., Inc.                        55,472                   3,013
State Street Corp.                         40,800                   5,068
Stilwell Financial, Inc.                   57,900                   2,283
Summit Bancorp                             42,000                   1,604
SunTrust Banks, Inc.                       74,400                   4,687
Synovus Financial Corp.                    74,100                   1,996
Torchmark Corp.                            30,800                   1,184
U.S. Bancorp                              187,817                   5,482
Union Planters Corp.                       35,600                   1,273
UnumProvident Corp.                        63,228                   1,699
USA Education, Inc.                        38,100                   2,591
Wachovia Corp.                             50,400                   2,930
Washington Mutual, Inc.                   132,598                   7,036
Wells Fargo Co.                           422,787                  23,544
                                                                   ------
                                                                  515,881
                                                                ---------
General Business - 3.0%
American Greetings Corp. Class A           17,800                     168
Automatic Data Processing, Inc.           156,800                   9,927

See notes to financial statements.
26  Semiannual Report

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Block (H&R) Co., Inc.                          21,600            894
Cendant Corp. (a)                             189,636          1,825
Clear Channel Communications,
    Inc. (a)                                  146,100          7,077
Comcast Corp. Special Class A (a)             225,900          9,417
Computer Sciences Corp. (a)                    41,700          2,507
Deluxe Corp.                                   19,900            503
Donnelley (R.R.) & Sons Co.                    33,300            899
Dow Jones & Co., Inc.                          22,700          1,285
Ecolab, Inc.                                   31,000          1,339
First Data Corp.                               99,100          5,221
Fluor Corp. (a)                                19,900            658
Gannett Co., Inc.                              66,100          4,168
Harcourt General, Inc.                         19,700          1,127
IMS Health, Inc.                               75,600          2,041
Interpublic Group Cos., Inc.                   77,600          3,303
Knight-Ridder, Inc.                            17,900          1,018
McGraw-Hill, Inc.                              49,800          2,920
Meredith Corp.                                 14,000            451
New York Times Co. Class A                     40,900          1,639
Omnicom Group, Inc.                            44,400          3,680
Quintiles Transnational Corp. (a)              31,100            651
Robert Half International, Inc. (a)            46,000          1,219
Time Warner, Inc.                             328,300         17,150
Tribune Co.                                    75,845          3,205
Waste Management, Inc.                        158,059          4,386
                                                              -------
                                                               88,678
                                                            ---------
Shelter - 0.4%
Centex Corp.                                   14,600            548
Georgia-Pacific Group                          54,643          1,701
Kaufman & Broad Home Corp.                     11,100            374
Louisiana Pacific Corp.                        29,100            295
Masco Corp.                                   113,700          2,921
Pulte Corp.                                    11,600            489
Sherwin-Williams Co.                           40,300          1,060
Vulcan Materials Co.                           26,500          1,269
Weyerhaeuser Co.                               54,100          2,746
                                                            ---------
                                                              11,403
                                                            ---------


                                                                 Market
                                                                  Value
                                                                  (000)
                                              Shares                $
                                        -----------------   ----------------
Technology - 16.0%
Adaptec, Inc. (a)                              25,100            256
Adobe Systems, Inc.                            60,400          3,514
Advanced Micro Devices, Inc. (a)               78,600          1,086
America Online, Inc. (a)                      577,898         20,111
Apple Computer, Inc. (a)                       82,000          1,215
Applera Corp - Applied Biosystems
    Group (a)                                  52,900          4,976
Applied Materials, Inc. (a)                   202,700          7,741
Autodesk, Inc.                                 15,900            427
BMC Software, Inc. (a)                         62,400            870
BroadVision, Inc. (a)                          66,300            783
Cabletron Systems, Inc. (a)                    44,800            675
Ceridian Corp. (a)                             37,800            754
Cisco Systems, Inc. (a)                     1,783,500         68,219
Citrix Systems, Inc. (a)                       48,800          1,098
COMPAQ Computer Corp.                         424,729          6,392
Computer Associates International,
    Inc.                                      145,662          2,840
Compuware Corp. (a)                            97,500            609
Dell Computer Corp. (a)                       638,600         11,136
Electronic Data Systems Corp.                 115,000          6,641
EMC Corp. (a)                                 541,724         36,025
Gateway, Inc. (a)                              81,500          1,466
Guidant Corp. (a)                              77,700          4,191
Hewlett-Packard Co.                           488,500         15,418
Honeywell International, Inc.                 196,637          9,303
Intel Corp.                                 1,667,300         50,123
International Business Machines
    Corp.                                     434,400         36,924
Intuit, Inc. (a)                               51,500          2,028
LSI Logic Corp. (a)                            76,600          1,309
Mercury Interactive Corp. (a)                  20,300          1,831
Micron Technology, Inc. (a)                   139,100          4,938
Microsoft Corp. (a)                         1,321,200         57,390
National Semiconductor Corp. (a)               46,600            938
NCR Corp. (a)                                  22,900          1,125
Network Appliance, Inc. (a)                    78,400          5,032
Novell, Inc. (a)                               88,800            461
Oracle Systems Corp. (a)                    1,386,320         40,377

See notes to financial statements.
                                                           Semiannual Report  27

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000




                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Palm, Inc. (a)                             140,973            3,982
Parametric Technology Corp. (a)             64,000              860
PeopleSoft, Inc. (a)                        69,400            2,572
PerkinElmer, Inc.                           12,800            1,344
Rockwell International Corp.                45,200            2,153
Scientific-Atlanta, Inc.                    39,400            1,283
Siebel Systems, Inc. (a)                   104,100            7,033
Sun Microsystems, Inc. (a)                 796,500           22,153
Symbol Technologies, Inc.                   36,700            1,321
Tellabs, Inc. (a)                          100,900            5,694
Textron, Inc.                               36,500            1,697
Thermo Electron Corp. (a)                   43,200            1,285
Unisys Corp. (a)                            74,700            1,092
VERITAS Software Corp. (a)                  96,100            8,409
Xerox Corp.                                166,100              768
Yahoo!, Inc. (a)                           137,900            4,137
                                                             -------
                                                            474,005
                                                          ----------
Telecommunications - 7.4%
ADC Telecommunications, Inc. (a)           196,300            3,558
Andrew Corp. (a)                            20,868              454
AT&T Corp.                                 928,014           16,066
Avaya, Inc. (a)                             71,016              732
BellSouth Corp.                            462,000           18,913
CenturyTel, Inc.                            33,950            1,214
Comverse Technology, Inc. (a)               39,700            4,312
Global Crossing, Ltd. (a)                  223,710            3,202
Lucent Technologies, Inc.                  824,892           11,136
Motorola, Inc.                             545,521           11,047
Nextel Communications, Inc.
    Class A (a)                            187,000            4,617
Nortel Networks Corp.                      766,520           24,576
Qwest Communications
    International, Inc. (a)                409,215           16,778
SBC Communications, Inc.                   838,345           40,031
Verizon Communications                     668,306           33,499
Viacom, Inc. Class B (a)                   374,114           17,490
WorldCom, Inc.                             719,183           10,113
                                                          ----------
                                                            217,738
                                                          ----------


                                                               Market
                                                                Value
                                                                (000)
                                            Shares                $
                                      -----------------   ----------------
Transportation - 0.4%
Burlington Northern, Inc.                   99,407            2,815
CSX Corp.                                   56,200            1,458
FedEx Corp. (a)                             71,240            2,847
Navistar International Corp. (a)            15,350              402
Norfolk Southern Corp.                      95,800            1,275
Ryder Systems, Inc.                         17,100              284
Union Pacific Corp.                         61,500            3,121
                                                          ----------
                                                             12,202
                                                          ----------
Utilities - 3.9%
AES Corp. (a)                              112,600            6,235
Allegheny Energy, Inc.                      27,900            1,344
Alltel Corp.                                76,600            4,783
Ameren Corp.                                36,077            1,671
American Electric Power Co., Inc.           80,300            3,734
Cinergy Corp.                               38,626            1,357
CMS Energy Corp.                            30,800              976
Coastal Corp.                               54,500            4,813
Consolidated Edison, Inc. (a)               53,200            2,048
Dominion Resources, Inc.                    58,408            3,913
DTE Energy Co.                              34,500            1,343
Duke Energy Corp. NPV                       91,874            7,832
Dynegy, Inc. Class A                        77,200            4,328
Edison International                        83,700            1,308
Enron Corp.                                185,100           15,387
Entergy Corp.                               53,800            2,276
Exelon Corp.                                79,937            5,612
FirstEnergy Corp.                           55,900            1,764
FPL Group, Inc.                             44,300            3,179
GPU, Inc.                                   29,000            1,068
KeySpan Corp.                               34,900            1,479
Niagara Mohawk Holdings, Inc. (a)           41,800              698
NICOR, Inc.                                 13,300              574
NiSource, Inc.                              49,439            1,520
Peoples Energy Corp.                         8,300              371
PG&E Corp.                                 100,300            2,006
Pinnacle West Capital Corp.                 22,000            1,048
PPL Corp.                                   36,200            1,636

See notes to financial statements.
28  Semiannual Report

State Street Equity 500 Index Portfolio
                                             Portfolio of Investments, continued
                                                               December 31, 2000


                                                    Market
                                                     Value
                                                     (000)
                                      Shares           $
                                    ----------   ------------
Public Service Enterprise Group,
    Inc.                             53,200          2,587
Reliant Energy, Inc.                 72,910          3,158
Southern Co.                        164,200          5,460
Sprint Corp. (Fon Group)            216,900          4,406
Sprint Corp. (PCS Group) (a)        232,600          4,754
TXU Corp.                            64,830          2,873
Williams Cos. (The)                 111,880          4,468
Xcel Energy, Inc.                    83,760          2,434
                                                     -----
                                                   114,443
                                                   -------
Total Common Stocks
(cost $2,386,995,000)                            2,915,982
                                                 ---------



                                            Market
                                            Value
                                   Par      (000)
                                 Amount       $
                                --------   -------
Government and Agency
    Securities - 0.3%
U.S. Treasury Bill 5.88% due
    03/15/01 (b)(c)             $8,235      8,137
                                            -----
Total Government and Agency
    Securities
(cost $8,137,000)                           8,137
                                            -----



                                                    Market
                                                    Value
                                                    (000)
                                       Shares         $
                                     ----------   ---------
Short Term Investments - 16.3%
AIM Short Term Investment Prime
    Portfolio                         36,611       36,611
State Street Navigator Securities
    Lending Prime Portfolio (d)      446,834      446,834
Federated Investors Prime Cash
    Obligations Fund                       3            3
                                                  -------




                                                    Market
                                                     Value
                                                     (000)
                                      Shares           $
                                     --------   --------------
Total Short Term Investments
(cost $483,448,000)                                 483,448
                                                    -------
Total Investments - 115.2%
(identified cost $2,878,580,000)                  3,407,567
Other Assets and Liabilities
    Net - (15.2%)                                  (450,296)
                                                  ---------
Net Assets - 100%                                $2,957,271
                                                 ==========

(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.


Abbreviations
ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV - Non-voting


                                    Number        Unrealized
                                      of         Depreciation
                                 Contracts           (000)
                                 -----------   ----------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts
 Expiration date 03/2001         132           $    (1,734)
                                               -----------
Total unrealized depreciation
    on Open futures contracts
    purchased                                  $    (1,734)
                                               ===========


See notes to financial statements.
                                                           Semiannual Report  29

State Street Equity 500 Index Portfolio
Statement of Assets and Liabilities
(Amounts in thousands)                                       December 31, 2000


Assets
Investments at market (identified cost $2,878,580) .........................      $3,407,567
Receivables:
 Dividends and interest ....................................................           2,651
                                                                                  ----------
  Total assets .............................................................       3,410,218
Liabilities
Payables:
 Investments purchased ..........................................    $  5,302
 Upon return of securities loaned ...............................     446,834
 Daily variation margin on futures contracts ....................         697
 Management fees (Note 4) .......................................         114
                                                                     --------
  Total liabilities ........................................................         452,947
                                                                                  ----------
Net Assets .................................................................      $2,957,271
                                                                                  ==========
Composition of Net Assets
Paid-in capital ............................................................      $2,430,018
Net unrealized appreciation on investments and futures contracts ...........         527,253
                                                                                  ----------
Net Assets .................................................................      $2,957,271
                                                                                  ==========


See notes to financial statements.
30 Semiannual Report

State Street Equity 500 Index Portfolio
Statement of Operations
(Amounts in thousands)                 For the Period Ended December 31, 2000*


Investment Income
 Dividends (net of foreign taxes withheld of $149) .............................       $   23,093
 Interest ......................................................................            2,210
                                                                                       ----------
  Total Investment Income ......................................................           25,303

Expenses
 Management fees (Note 4) ....................................     $       960
                                                                   -----------
  Total Expenses ...............................................................              960
                                                                                       ----------
Net Investment Income ..........................................................           24,343
                                                                                       ----------
Realized and Unrealized Loss
Net realized loss on:
 Investments and foreign currency transactions ...............         (43,129)
 Futures contracts ...........................................          (8,384)
                                                                   -----------
                                                                                          (51,513)
Net change in unrealized depreciation on:
 Investments and foreign currency transactions ...............        (143,802)**
 Futures contracts ...........................................          (1,734)
                                                                   -----------
                                                                                         (145,536)
                                                                                       ----------
Net realized and unrealized loss .............................                           (197,049)
                                                                                       ----------
Net decrease in net assets resulting from operations .........                         $ (172,706)
                                                                                       ==========

--------
* The Portfolio commenced operations on March 1, 2000.
** Excludes unrealized appreciation of $672,790 on contributed securities.

See notes to financial statements.
                                                            Semiannual Report 31

State Street Equity 500 Index Portfolio
Statement of Changes in Net Assets
(Amounts in thousands)                 For the Period Ended December 31, 2000*


Increase (Decrease) in Net Assets From:
Operations
 Net investment income .........................................     $   24,343
 Net realized loss .............................................        (51,513)
 Net change in unrealized appreciation (depreciation) ..........       (145,536)
                                                                     ----------
  Net decrease in net assets resulting from operations .........       (172,706)
                                                                     ----------
Capital Transactions (Note 3)
 Proceeds from contributions ...................................      3,861,947
 Fair value of withdrawals .....................................       (731,970)
                                                                     ----------
  Net increase in net assets from capital transactions .........      3,129,977
                                                                     ----------
Total Net Increase in Net Assets ...............................      2,957,271
Net Assets
 Beginning of period ...........................................             --
                                                                     ----------
 End of period .................................................     $2,957,271
                                                                     ==========

--------
* The Portfolio commenced operations on March 1, 2000.

See notes to financial statements.
32 Semiannual Report

State Street Equity 500 Index Portfolio
Financial Highlights
For the Period Ended December 31, 2000*

The following table includes selected supplemental data and ratios to average net assets:

Supplemental Data and Ratios:
 Net assets, end of period (in thousands) .........     $2,957,271
 Ratios to average net assets:
  Operating expenses** ............................          0.045%
  Net investment income** .........................           1.14%
 Portfolio turnover rate*** .......................             18%
 Total return*** ..................................          (2.41)%

--------
 * The Portfolio commenced operations on March 1, 2000.
 ** Annualized.
*** Not Annualized.


See notes to financial statements.
                                                            Semiannual Report 33

State Street Equity 500 Index Portfolio
                                                   Notes to Financial Statements

                                                               December 31, 2000

1. Organization
State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of 5 investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2000, only State Street MSCI -Registered Trademark- EAFE -Registered Trademark- Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.


Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.


Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.


The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.


In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.


34 Semiannual Report

State Street Equity 500 Index Portfolio
                                        Notes to Financial Statements, continued

                                                               December 31, 2000

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.


Futures: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with SEC requirements.


The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.


Securities Lending: The Portfolio entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.


The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2000, the value of the securities loaned amounted to $427,301,751. The loans were collateralized with cash of $446,833,730, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.


3. Securities Transactions and Capital Transactions
For the period ended December 31, 2000, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $496,941,518 and $604,055,794, respectively. The aggregate gross unrealized appreciation and depreciation were $784,850,564 and $255,862,754, respectively, as of December 31, 2000.


During the period ended December 31, 2000, investment securities were received by the Portfolio as proceeds from capital invested. Net contributions, at cost, amounted to $2,779,406,282, and unrealized gains assumed by the Portfolio at the time of purchase amounted to $672,790,394.


                                                            Semiannual Report 35

State Street Equity 500 Index Portfolio
                                        Notes to Financial Statements, continued

                                                               December 31, 2000

4. Related Party Fees and Transactions
The Portfolio has entered into an investment advisory agreement with State Street under which State Street, as the investment advisor, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust also has contracts with State Street to provide Custody, Administration and Transfer Agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, State Street receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.


36 Semiannual Report

               Report of Ernst & Young LLP, Independent Auditors


To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.



/s/ Ernst & Young LLP


Boston, Massachusetts
February 9, 2001

                                                            Semiannual Report 37

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                       INTERNATIONAL STOCK SELECTION FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                       INTERNATIONAL STOCK SELECTION FUND
                     (FORMERLY "ACTIVE INTERNATIONAL FUND")

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                     Page

Financial Statements..............................................     3

Financial Highlights..............................................    11

Notes to Financial Statements.....................................    12

Fund Management and Service Providers.............................    18



"SSgA-REGISTERED TRADEMARK-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF NET ASSETS

                                                   FEBRUARY 28, 2001 (UNAUDITED)



                                                                        MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                     ----------       ----------
COMMON STOCKS - 92.6%
AUSTRALIA - 1.5%
Broken Hill Proprietary Co.                              47,721              527
CSR, Ltd.                                                93,646              246
Telstra Corp., Ltd.                                     162,993              537
                                                                      ----------
                                                                           1,310
                                                                      ----------
AUSTRIA - 0.2%
Austria Tabak AG                                          3,360              214
                                                                      ----------
BELGIUM - 0.5%
Glaverbel                                                 4,900              422
                                                                      ----------
DENMARK - 1.3%
D/S 1912 Class B                                             65              651
H. Lundbeck AS                                            4,895              534
                                                                      ----------
                                                                           1,185
                                                                      ----------

FINLAND - 0.9%
Nokia Oyj                                                37,241              843
                                                                      ----------
FRANCE - 10.0%
Accor SA                                                  2,993              118
Alcatel (a)                                              11,713              456
Assurances Generales de France                           17,263            1,077
Banque Nationale Paris                                   14,332            1,171
Cap Gemini Sogeti                                         2,912              510
Cie de St. Gobain                                         6,133              937
Credit Lyonnais                                           7,200              251
L'Oreal SA (a)                                            5,463              410
PSA Peugeot Citreon                                       3,822            1,037
Remy Cointreau SA                                        18,241              529
Renault (Regie Nationale)                                 5,955              320
Sanofi-Synthelabo SA                                     16,898              918
Societe Generale Series A (a)                             3,313              203
STMicroelectronics N.V.                                  13,700              431
Suez Lyonnaise des Eaux SA                                2,318              202
TotalFina SA                                              1,620              114
Vivendi Environment (a)                                   6,420              272
                                                                      ----------
                                                                           8,956
                                                                      ----------
GERMANY - 7.4%
Altana AG                                                 3,200              470
AMB Aachener & Muenchener Beteiligungs AG                 6,800              740
Bayerische Hypo Vereinsbank AG                           20,000            1,228
Deutsche Lufthansa AG                                    29,418              623
Hugo Boss AG                                              1,000              274
Muenchener Rueckversicherungs-Gesellschaft AG             3,800            1,233
Systeme, Anwendungen, Produkte in der
    Datenverarbeitung AG                                  5,715              881
Volkswagen AG                                            22,100            1,217
                                                                      ----------
                                                                           6,666
                                                                      ----------
HONG KONG - 1.4%
China Unicom, Ltd. (a)                                   28,000               43
Esprit Holdings, Ltd.                                     1,506                2
Li & Fung, Ltd. (a)                                     320,000              585
New World Development Co., Ltd.                         172,000              290
Oriental Press Group                                  1,970,000              290
Swire Pacific, Ltd. Class A                              10,500               72
                                                                      ----------
                                                                           1,282
                                                                      ----------
IRELAND - 0.8%
Bank of Ireland                                          75,014              714
                                                                      ----------
ITALY - 4.1%
Banca Pop di Milano                                     171,396              883
Ente Nazionale Idrocarburi SPA                          284,900            1,851
Telecom Italia Mobile SPA Di Risp                        50,300              188
Telecom Italia SPA                                       84,825              474
Unicredito Italiano SPA                                  62,000              301
                                                                      ----------
                                                                           3,697
                                                                      ----------
JAPAN - 20.9%
Amada Co., Ltd.                                          31,000              178
Anritsu Corp.                                            18,000              290
Bank of Tokyo - Mitsubishi, Ltd.                         52,000              515
Chiba Bank, Ltd.                                         27,000              100
Dai Ichi Pharmaceutical Co.                               7,000              160


                                                             Semiannual Report 3



SSgA
INTERNATIONAL STOCK SELECTION FUND
STATEMENT OF NET ASSETS, CONTINUED


                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                        MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                     ----------       ----------
Dainippon Pharmaceutical Co., Ltd.                       40,000              618
Daiwa Bank                                              103,000              155
Hitachi, Ltd.                                            81,000              708
Hokkaido Electric Power Co., Inc.                        18,800              248
Itochu Corp. (a)                                         59,000              257
Japan Tobacco, Inc.                                          14               99
Kyocera Corp.                                            10,200              921
Matsushita Electric Industrial Co., Ltd.                 37,000              697
Mitsubishi Corp.                                        138,000              964
Mitsubishi Electric Corp.                                57,000              332
Mitsubishi Heavy Industries                             181,000              718
Mitsubishi Motors Corp. (a)                              77,000              230
Mitsui Fudosan Co., Ltd.                                 45,000              435
Mizuho Holdings, Inc.                                        52              319
Murata Manufacturing Co., Ltd.                            3,000              249
NEC Corp.                                                17,000              277
Nippon Electric Glass                                    51,000              810
Nippon Oil Co.                                          113,000              565
Nippon Telegraph & Telephone Corp.                          316            2,069
Nissan Motor Co., Ltd. (a)                              215,000            1,386
Olympus Optical Co.                                      11,000              137
Omron Corp.                                              17,000              270
Sakura Bank, Ltd.                                        29,000              172
Santen Pharmaceutical Co., Ltd.                          14,000              252
Sanwa Bank                                               10,000               71
Softbank Corp.                                            6,700              299
Sumitomo Bank                                            20,000              198
Sumitomo Metal Mining Co., Ltd.                          24,000               94
Taiheiyo Cement Corp.                                    84,000              165
Taiyo Yuden Co., Ltd.                                     2,000               53
Takeda Chemical Industries                               11,000              520
Takefuji Corp.                                            1,400              104
Tokai Bank                                              122,000              533
Tokyo Electric Power                                     48,200            1,144
Toppan Printing Co., Ltd.                                 9,000               71
Toyo Trust & Banking Co., Ltd. (The)                    386,000            1,233
Yamaha Motor Co.                                         17,000              112
                                                                      ----------
                                                                          18,728
                                                                      ----------

NETHERLANDS - 5.5%
ABN Amro Holding                                         49,207            1,082
ASM Lithography Holding (a)                              14,882              325
ING Groep                                                14,662            1,013
Koninklijke (Royal) Philips Electronics (a)              19,750              650
Koninklijke Luchtvaart Maatschappij (a)                  34,581              828
Royal Dutch Petroleum Co.                                17,914            1,063
                                                                      ----------
                                                                           4,961
                                                                      ----------

NORWAY - 0.8%
Den Norske Creditbank ASA                                75,200              382
Norske Skogindustrier AS Class A                          8,400              323
                                                                      ----------
                                                                             705
                                                                      ----------

PORTUGAL - 0.3%
Portugal Telecom SA                                      27,877              269
                                                                      ----------
SINGAPORE - 1.3%
Chartered Semiconductor Manufacturing, Ltd. (a)          10,000               28
DBS Group Holdings, Ltd.                                 22,350              252
Fraser & Neave                                           91,000              383
Singapore Telecommunications, Ltd.                      328,000              519
                                                                      ----------
                                                                           1,182
                                                                      ----------

SPAIN - 3.6%
Banco Santander Central Hispano SA                        8,132               83
Grupo Dragados SA                                        64,816              847
Iberdrola SA                                             54,358              821
Telefonica de Espana SA - ADR (a)                         7,338              372
Telefonica SA (a)                                        61,737            1,054
                                                                      ----------
                                                                           3,177
                                                                      ----------


4 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                        MARKET
                                                       NUMBER           VALUE
                                                         OF             (000)
                                                       SHARES             $
                                                     ----------       ----------
SWEDEN - 2.8%
Electrolux AB Series B                                   40,700              671
NetCom Systems AB Series B (a)                           10,000              360
Nordea AB                                                89,519              655
Svenska Handelsbanken AB Series A                        35,674              599
Swedish Match Co.                                        45,000              190
                                                                      ----------
                                                                           2,475
                                                                      ----------

SWITZERLAND - 7.1%
Baloise Holding, Ltd.                                       719              766
Holderbank Financiere Glarus AG                             530              177
Jelmoli Holding AG (Regd)                                   710              213
Nestle SA (Regd)                                            826            1,808
Roche Holdings Genusscheine AG                               69              594
Schweiz Ruckversicher (Regd)                                259              543
Schweizerische Lebensversicherungs-und
    Rentenanstalt                                           904              747
Serono SA Series B (a)                                      140              115
Swisscom AG                                                 580              135
Syngenta AG (a)                                          11,949              693
UBS AG                                                    3,002              477
Vontobel Holding AG                                          46              110
                                                                      ----------
                                                                           6,378
                                                                      ----------

THAILAND - 0.0%
Finance One Public Co., Ltd. (Alien Market)
    (a)(c)                                               31,600                0
                                                                      ----------
UNITED KINGDOM - 22.2%
Airtours PLC                                            189,362              795
Allied Domecq PLC                                        54,200              335
Berkeley Group PLC                                       76,377              933
BP Amoco PLC                                            169,090            1,399
British Airways PLC                                     129,097              750
British American Tobacco PLC                             63,257              508
CGNU PLC                                                 34,662              503
Corus Group PLC                                         316,503              329
Debenhams PLC                                           124,900              637
Enterprise Oil PLC                                       20,636              189
GlaxoSmithKline PLC (a)                                 106,854            2,938
HSBC Holdings PLC                                        62,178              827
Imperial Chemical Industries PLC                        146,555            1,091
Invesco PLC                                              33,728              670
Pilkington Brothers PLC                                   3,968                7
Premier Farnell PLC                                      53,823              295
Reckitt Benckiser PLC                                    30,304              416
Rentokil Initial PLC                                    141,936              421
Reuters Group PLC                                        78,584            1,211
Royal Bank of Scotland Group PLC                         69,261            1,520
Shell Transport & Trading Co. PLC                        86,293              716
Taylor Woodrow PLC                                      122,500              374
Tesco Store Holdings PLC                                 74,052              281
Thames Water PLC                                         16,354              288
Vodafone Airtouch PLC                                   735,711            1,994
WPP Group PLC                                            44,569              522
                                                                      ----------
                                                                          19,949
                                                                      ----------

TOTAL COMMON STOCKS
(cost $83,483)                                                            83,113
                                                                      ----------

PREFERRED STOCKS - 0.7%
GERMANY - 0.7%
Hugo Boss AG                                              1,014              336
Systeme, Anwendungen, Produkte in der
    Datenverarbeitung AG                                  2,000              315
                                                                      ----------

TOTAL PREFERRED STOCKS
(cost $599)                                                                  651
                                                                      ----------

                                                            Semiannual Report 5

SSgA
INTERNATIONAL STOCK SELECTION FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)
                                                                       MARKET
                                                     PRINCIPAL          VALUE
                                                       AMOUNT           (000)
                                                       (000)              $
                                                     ---------       ----------
LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
MTI Capital (Cayman), Ltd. (conv.)
   0.500% due 10/01/07                               JPY 39,000             88
                                                                    ----------
TOTAL LONG-TERM INVESTMENTS
(cost $236)                                                                 88
                                                                    ----------
SHORT-TERM INVESTMENTS - 4.9%
UNITED STATES - 4.9%
AIM Short-Term Investment Prime Portfolio
    Class A (b)                                          2,287           2,287
Federated Investors Prime Cash Obligations
    Fund (b)                                             2,143           2,143
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $4,430)                                                            4,430
                                                                    ----------
TOTAL INVESTMENTS - 98.3%
(identified cost $88,748)                                               88,282

OTHER ASSETS AND LIABILITIES,
NET - 1.7%                                                               1,493
                                                                    ----------
NET ASSETS - 100.0%                                                     89,775
                                                                    ==========

                                                                      UNREALIZED
                                                       NUMBER        APPRECIATION
                                                         OF         (DEPRECIATION)
                                                     CONTRACTS          (000)
                                                     ----------     -------------
FUTURES CONTRACTS
TOPIX Index (Japan)
    expiration date 03/01                                   12        $      (43)

MSCI Pan Euro
    expiration date 03/01                                  163              (256)
                                                                     -----------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased (d)                                           $     (299)
                                                                     ===========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                         UNREALIZED
CONTRACTS TO         IN EXCHANGE                        APPRECIATION
  DELIVER                FOR            SETTLEMENT     (DEPRECIATION)
   (000)                (000)              DATE             (000)
------------         -----------        ----------     --------------
USD   2,946          EUR   3,200          03/16/01     $            0
USD     989          JPY 115,000          03/16/01                 (7)
                                                       --------------
                                                       $           (7)
                                                       ==============

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(d) At February 28, 2001, $176 cash was held as collateral in connection with open futures contracts held by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt


FOREIGN CURRENCY ABBREVIATIONS:
EUR - Eurodollar
JPY - Japanese yen
USD - United States dollar


See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA INTERNATIONAL STOCK SELECTION FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                                          MARKET
                                          % OF             VALUE
                                           NET             (000)
                                          ASSETS             $
                                        ---------       ----------
INDUSTRY DIVERSIFICATION
Consumer Discretionary                       16.8%          15,095
Consumer Staples                              5.3            4,763
Energy                                        7.2            6,424
Financials                                   23.9           21,431
Health Care                                   7.9            7,120
Industrials                                   7.7            6,946
Information Technology                        6.9            6,227
Materials                                     5.9            5,312
Miscellaneous                                 1.3            1,170
Telecommunication Services                    6.4            5,697
Utilities                                     4.0            3,579
Long-Term Investments                         0.1               88
Short-Term Investments                        4.9            4,430
                                       ----------       ----------
Total Investments                            98.3           88,282
Other Assets and Liabilities, Net             1.7            1,493
                                       ----------       ----------
NET ASSETS                                  100.0%          89,775
                                       ==========       ==========

                                                           MARKET
                                            % OF           VALUE
                                             NET           (000)
GEOGRAPHIC DIVERSIFICATION                  ASSETS           $
                                        ---------       ----------
Europe                                       46.0%          41,313
Japan                                        20.9           18,728
Pacific Basin                                 4.2            3,774
United Kingdom                               22.2           19,949
Long-Term Investments                         0.1               88
Short-Term Investments                        4.9            4,430
                                       ----------       ----------
Total Investments                            98.3           88,282
Other Assets and Liabilities, Net             1.7            1,493
                                       ----------       ----------
NET ASSETS                                  100.0%          89,775
                                        ==========      ==========


          See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)                  FEBRUARY 28, 2001 (UNAUDITED)
ASSETS
Investments at market (identified cost $88,748) ........................................  $  88,282
Cash ...................................................................................        176
Foreign currency holdings (identified cost $1,275) .....................................      1,266
Receivables:
   Dividends and interest ..............................................................         44
   Investments sold ....................................................................        313
   Fund shares sold ....................................................................        999
   From Advisor ........................................................................        119
   Daily variation margin on futures contracts .........................................          4
Prepaid expenses .......................................................................         24
Short-term investments held as collateral for securities loaned, at market .............     10,694
                                                                                          ---------
      Total assets .....................................................................    101,921

LIABILITIES
Payables:
   Investments purchased .................................................  $     920
   Fund shares redeemed ..................................................        430
   Accrued fees to affiliates ............................................         54
   Other accrued expenses ................................................         41
Unrealized depreciation on forward foreign currency exchange contracts ...          7
Payable upon return of securities loaned, at market ......................     10,694
                                                                            ---------
      Total liabilities ................................................................     12,146
                                                                                          ---------
NET ASSETS .............................................................................  $  89,775
                                                                                          =========
NET ASSETS CONSIST OF:
Undistributed net investment income ....................................................  $     332
Accumulated distributions in excess of net realized gain ...............................     (4,806)
Unrealized appreciation (depreciation) on:
   Investments .........................................................................       (466)
   Futures contracts ...................................................................       (299)
   Foreign currency-related transactions ...............................................        (21)
Shares of beneficial interest ..........................................................         11
Additional paid-in capital .............................................................     95,024
                                                                                          ---------
NET ASSETS .............................................................................  $  89,775
                                                                                          =========
NET ASSET VALUE, offering and redemption price per share:
   ($89,774,571 divided by 10,968,232 shares of $.001 par value
      shares of beneficial interest outstanding) .......................................  $    8.18
                                                                                          =========

See accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF OPERATIONS
Amounts in thousands                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)





INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $43) ......................................  $     370
   Interest ............................................................................        117
                                                                                          ---------
      Total investment income ..........................................................        487

EXPENSES
   Advisory fees .........................................................  $     343
   Administrative fees ...................................................         47
   Custodian fees ........................................................        145
   Distribution fees .....................................................         22
   Transfer agent fees ...................................................         21
   Professional fees .....................................................         13
   Registration fees .....................................................         16
   Shareholder servicing fees ............................................         15
   Trustees' fees ........................................................          5
   Miscellaneous .........................................................          3
                                                                            ---------
   Expenses before reductions ............................................        630
   Expense reductions ....................................................       (173)
                                                                            ---------
      Expenses, net ....................................................................        457
                                                                                          ---------
Net investment income ..................................................................         30
                                                                                          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Investments ...........................................................     (2,620)
   Futures contracts .....................................................     (1,359)
   Foreign currency-related transactions .................................       (743)       (4,722)
                                                                            ---------
Net change in unrealized appreciation (depreciation) on:
   Investments ...........................................................     (8,569)
   Futures contracts .....................................................       (506)
   Foreign currency-related transactions .................................        429        (8,646)
                                                                            ---------     ---------
Net realized and unrealized gain (loss) ..............................................      (13,368)
                                                                                          ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...............................     $ (13,338)
                                                                                          =========

See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
INTERNATIONAL STOCK SELECTION FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands


                                                                              FOR THE SIX
                                                                              MONTHS ENDED       FOR THE FISCAL
                                                                            FEBRUARY 28, 2001      YEAR ENDED
                                                                              (UNAUDITED)        AUGUST 31, 2000
                                                                            -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .................................................  $              30    $           847
   Net realized gain (loss) ..............................................             (4,722)            14,950
   Net change in unrealized appreciation (depreciation) ..................             (8,646)            (7,413)
                                                                            -----------------    ---------------
      Net increase (decrease) in net assets from operations ..............            (13,338)             8,384
                                                                            -----------------    ---------------
DISTRIBUTIONS
   From net investment income ............................................                --              (1,269)
   From net realized gain ................................................            (11,977)                --
                                                                            -----------------    ---------------

      Net decrease in net assets from distributions ......................            (11,977)            (1,269)
                                                                            -----------------    ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .........              9,445             (1,386)
                                                                            -----------------    ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................            (15,870)             5,729

NET ASSETS
   Beginning of period ...................................................            105,645             99,916
                                                                            -----------------    ---------------
   End of period (including undistributed net investment income
       of $332 and $302, respectively) ...................................  $          89,775    $       105,645
                                                                            =================    ===============

See accompanying notes which are an integral part of the financial statements.

10 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                            FISCAL YEARS ENDED AUGUST 31,
                                                             ------------------------------------------------------------
                                                  2001*        2000         1999        1998        1997          1996
                                               ---------     ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $   10.87     $   10.37    $    9.24   $   10.85    $   10.96    $   10.89
                                               ---------     ---------    ---------   ---------    ---------    ---------
INCOME FROM OPERATIONS
   Net investment income (a) ...............          --           .09          .12         .16          .10          .36
   Net realized and unrealized gain (loss)..       (1.43)          .54         2.09       (1.13)         .03          .28
                                               ---------     ---------    ---------   ---------    ---------    ---------
      Total income from operations .........       (1.43)          .63         2.21        (.97)         .13          .64
                                               ---------     ---------    ---------   ---------    ---------    ---------
DISTRIBUTIONS
   From net investment income ..............          --          (.13)        (.39)       (.15)        (.18)         (.57)
   From net realized gain ..................       (1.26)           --         (.69)       (.49)        (.06)          --
                                               ---------     ---------    ---------   ---------    ---------    ---------
      Total distributions ..................       (1.26)         (.13)       (1.08)       (.64)        (.24)         (.57)
                                               ---------     ---------    ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD .............   $    8.18     $   10.87     $  10.37     $  9.24    $   10.85    $   10.96
                                               =========     =========    =========   =========    =========    =========
TOTAL RETURN (%)(b) ........................      (13.51)         6.09        26.88       (9.50)        1.17         6.22

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)       89,775       105,645       99,916      76,565       83,930       54,595

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .........         1.00          1.00         1.00        1.00         1.00         1.00
      Operating expenses, gross (d) .......         1.37          1.28         1.37        1.29         1.40         1.47
      Net investment income ...............          .06           .79         1.30        1.23         1.12         1.16

   Portfolio turnover rate (%) ............        68.82         64.05        62.02       74.79        48.29        22.02


* For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.



                                                            Semiannual Report 11

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA International Stock Selection Fund (formerly "Active International Fund")(the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.


12 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                              NET UNREALIZED
             FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
                COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
           --------------   --------------   --------------   --------------
           $   88,962,902   $    6,897,631   $   (7,578,050)  $     (680,419)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, forward contracts, passive foreign investment companies and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.


                                                            Semiannual Report 13

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward foreign currency exchange contracts at February 28, 2001 are presented in the accompanying Statement of Net Assets.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.


14 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $63,458,870 and $58,282,438, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $10,143,230 and $10,694,124, respectively. Included in interest income is securities lending income of $29,894 for the six months ended February 28, 2001.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% of its average daily net assets on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $170,960. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $2,210 under these arrangements.


                                                            Semiannual Report 15

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 to $1 billion - .07%: over $1 billion - .05%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $8,868, $643 and $2,779, by the Adviser, SSBSI and Solutions, respectively. The Fund did not incur any expenses from RIS and Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses


16 Semiannual Report

SSgA
INTERNATIONAL STOCK SELECTION FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

        Administration fees              $   5,911
        Custodian fees                      20,606
        Distribution fees                    3,619
        Shareholder servicing fees          13,808
        Transfer agent fees                  8,370
        Trustees' fees                       2,009
                                         ---------
                                         $  54,323
                                         =========

     BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 10% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)


                                                                          FOR PERIODS ENDED
                                                          -------------------------------------------------
                                                             FEBRUARY 28, 2001          AUGUST 31, 2000
                                                          -----------------------   -----------------------
                                                            SHARES       DOLLARS      SHARES      DOLLARS
                                                          ----------   ----------   ----------   ----------
Proceeds from shares sold ............................         8,590   $   80,732       22,664   $  252,670
Proceeds from reinvestment of distributions ..........         1,347       11,504           56          575
Payments for shares redeemed .........................        (8,688)     (82,791)     (22,639)    (254,631)
                                                          ----------   ----------   ----------   ----------
Total net increase (decrease) ........................         1,249   $    9,445           81   $   (1,386)
                                                          ==========   ==========   ==========   ==========

6.   INTERFUND LENDING PROGRAM

     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


                                                            Semiannual Report 17

SSgA INTERNATIONAL STOCK SELECTION FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


18 Semiannual Report

                      SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                              SEMIANNUAL REPORT

                         TAX FREE MONEY MARKET FUND

                             FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                           TAX FREE MONEY MARKET FUND

                         Semiannual Report (Unaudited)
                               February 28, 2001

                               Table of Contents

                                                                         Page

Financial Statements.................................................     3

Financial Highlights.................................................    17

Notes to Financial Statements........................................    18

Fund Management and Service Providers................................    22





"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)



                                                                            PRINCIPAL
                                                                              AMOUNT            DATE           VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------
MUNICIPAL BONDS - 99.5%
ALABAMA - 1.7%
Birmingham, Alabama Airport Authority Revenue, Series SGA 47, weekly
   demand                                                                      3,000     3.240 07/01/26        3,000
Montgomery, Alabama Baptist Medical Center Special Care Facilities
   Financing Authority Revenue, Series A, weekly demand (a)                    1,000     3.250 12/01/30        1,000
Montgomery, Alabama Baptist Medical Center Special Care Facilities
   Financing Authority Revenue, Series G, weekly demand (a)                    2,365     3.250 12/01/30        2,365
Stevenson, Alabama Industrial Development Board Environmental Impact
   Revenue, daily demand                                                       1,000     3.250 01/01/31        1,000
                                                                                                               -----
                                                                                                               7,365
                                                                                                               -----

ALASKA - 0.8%
Alaska Industrial Development & Export Authority Revenue Lot 5, weekly
   demand                                                                      2,035     4.700 07/01/03        2,035
Alaska Industrial Development & Export Authority Revenue Lot 6, weekly
   demand                                                                      1,355     4.700 07/01/01        1,355
                                                                                                               -----
                                                                                                               3,390
                                                                                                               -----
ARIZONA - 0.5%
Phoenix, Arizona General Obligation, Series A, semiannual demand               2,000     4.250 07/01/01        2,009
                                                                                                               -----
ARKANSAS - 1.2%
Arkansas, State of, Development Finance Authority Water Revenue, Series A
   (pre-refunded 06/01/2001)(b)                                                2,050     7.000 06/01/14        2,083
Arkansas, State of, Development Financial Authority Health Care
   Facilities Revenue, Series B, weekly demand                                 3,100     3.500 06/01/12        3,100
                                                                                                               -----
                                                                                                               5,183
                                                                                                               -----
COLORADO - 1.9%
Jefferson County, Colorado School District Number R-001 Tax Anticipation
   Notes                                                                       8,000     5.000 06/27/01        8,017
                                                                                                               -----

CONNECTICUT - 0.6%
Connecticut, State of, Health & Educational Facilities Authority Revenue,
   Series T-2, weekly demand                                                   2,500     2.850 07/01/27        2,500
                                                                                                               -----

                                                            Semiannual Report 3

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------
DELAWARE - 2.7%
Delaware, State of, Economic Development Authority Revenue, Series A,
   monthly demand                                                              6,200     2.900 12/01/15        6,200
Delaware, State of, Transportation Authority Systems Revenue
   (pre-refunded 07/01/01)(b)                                                  3,235     6.250 07/01/04        3,322
Delaware, State of, Transportation Authority System Revenue, semiannual
   demand                                                                      2,000     6.000 07/01/01        2,018
                                                                                                              ------
                                                                                                              11,540
                                                                                                              ------
FLORIDA - 10.0%
Broward County, Florida Professional Sports Facilities Tax Revenue,
   Series SGA38, weekly demand                                                 5,000     3.240 09/01/21        5,000
Dade County, Florida Health Facilities Authority Hospital Revenue, Series
   A (pre-refunded 10/01/01)(b)                                                1,000     6.750 10/01/20        1,034
Dade County, Florida Industrial Development Authority Revenue, Series A,
   weekly demand                                                                 950     3.150 01/01/16          950
Dade County, Florida Industrial Development Authority Revenue, Series B,
   weekly demand                                                                 885     3.150 01/01/16          885
Dade County, Florida Industrial Development Authority Revenue, Series C,
   weekly demand                                                                 475     3.150 01/01/16          475
Dade County, Florida Industrial Development Authority Revenue, Series D,
   weekly demand                                                                 100     3.150 01/01/16          100
Florida, State of, Board of Public Education General Obligation, Series
   SGA102, semiannual demand                                                   8,000     3.200 06/01/29        8,000
Jacksonville, Florida Electricity Authority Revenue, Series F, monthly
   demand                                                                      5,000     3.150 10/01/30        5,000
Jacksonville, Florida Health Facilities Authority Revenue, (pre-refunded
   06/01/01)(a)(b)                                                             2,000     7.000 06/01/21        2,059
Orlando, Florida Utilities Commission Water & Electricity Revenue, Series
   A (pre-refunded 10/01/01)(b)                                                4,180     6.500 10/01/20        4,318
Putnam County, Florida Development Authority Pollution Control Revenue,
   Series H-4, semiannual demand                                               2,830     4.150 03/15/14        2,830
Reedy Creek, Florida Import District Utilities Revenue, Series 1991-1
   (pre-refunded 10/01/01)(a)(b)                                              11,000     6.500 10/01/16       11,310
                                                                                                              ------
                                                                                                              41,961
                                                                                                              ------
GEORGIA - 2.1%
Burke County, Georgia Development Authority Pollution Control Revenue,
   Series A, weekly demand (a)                                                   640     3.150 01/01/19          640
Clayton County, Georgia Housing Authority Multi-family Housing Revenue,
   Series A, weekly demand                                                     2,315     3.200 01/01/21        2,315


4 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------

Clayton County, Georgia Housing Authority Multi-family Housing Revenue,
   Series D, weekly demand                                                     2,215     3.200 01/01/21        2,215
De Kalb County, Georgia Housing Authority Multi-family Housing Revenue,
   monthly demand                                                              1,200     3.200 06/15/25        1,200
Georgia, State of, General Obligation, Series D, semiannual demand             1,500     6.800 08/01/01        1,515
Municipal Electric Authority Revenue, Georgia, weekly demand                   1,150     3.150 01/01/22        1,150
                                                                                                              ------
                                                                                                               9,035
                                                                                                              ------


HAWAII - 1.2%
Honolulu, Hawaii City & County General Obligation, Series A, weekly demand     5,125     3.150 01/01/18        5,125
                                                                                                              ------

ILLINOIS - 2.8%
Chicago, Illinois Waterworks Revenue, Series SGA 93                            3,000     3.200 11/01/30        3,000
Illinois Development Finance Authority, Economic Development Revenue,
   weekly demand                                                                 700     3.300 12/01/09          700
Illinois Health Facilities Authority Revenue, Series B, weekly demand          5,000     3.150 08/01/20        5,000
Illinois Student Assistance Commission, Student Loan Revenue, Series A,
   weekly demand                                                               2,900     3.250 03/01/16        2,900
                                                                                                              ------
                                                                                                              11,600
                                                                                                              ------
INDIANA - 1.4%
Indianapolis, Indiana Local Public Improvement Bond Bank, Series G             2,900     4.750 07/09/01        2,905
Indianapolis, Indiana Local Public Improvement Bond Bank, Series H             1,950     4.750 07/09/01        1,953
Marion County, Indiana Convention & Recreational Facilities Authority
   Excise Tax Revenue, Series B (pre-refunded 06/01/01)(a)(b)                  1,000     7.000 06/01/21        1,026
                                                                                                              ------
                                                                                                               5,884
                                                                                                              ------

IOWA - 1.7%
Iowa Finance Authority Hospital Facility Revenue, Series B, weekly demand(a)   3,300     3.200 07/01/07        3,300
Iowa Finance Authority Hospital Facility Revenue, Series B, weekly demand(a)   3,800     3.200 01/01/28        3,800
                                                                                                              ------
                                                                                                               7,100
                                                                                                              ------
KENTUCKY - 1.7%
Kentucky, State of, Property & Buildings Commission Revenue,
   (pre-refunded 10/01/01)(b)                                                  1,675     5.750 10/01/11        1,700
Lexington-Fayette, Kentucky Urban County Airport Corp. Revenue Series C,
   daily demand                                                                4,100     3.250 07/01/13        4,100
University of Kentucky Revenue, Series L                                       1,140     6.600 05/01/05        1,167
                                                                                                              ------
                                                                                                               6,967
                                                                                                              ------


                                                             Semiannual Report 5

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------

LOUISIANA - 2.9%
Ascension Parish, Louisiana Pollution Control Revenue, weekly demand             700     3.150 12/01/09          700
Calcasieu Parish, Louisiana Industrial Development Board Pollution
   Control Revenue, weekly demand                                              1,000     3.250 08/01/04        1,000
Louisiana Public Facilities Authority Revenue, weekly demand                  10,500     3.500 05/15/30       10,500
                                                                                                              ------
                                                                                                              12,200
                                                                                                              ------

MAINE - 1.9%
Maine Regional Waste Systems, Inc. Solid Waste Resource Recovery Revenue,
   Series K, weekly demand                                                     2,200     3.350 07/01/12        2,200
Maine Regional Waste System, Inc. Solid Waste Resource Recovery Revenue,
   Series M, weekly demand                                                     2,435     3.350 07/01/04        2,435
Maine, State of, Health & Higher Educational Facilities Authority
   Revenue, Series B, weekly demand (a)                                        1,200     3.250 12/01/25        1,200
Maine, State of, Health & Higher Education Facilities Authority Revenue,
   Series C, monthly demand (a)                                                2,300     3.250 12/01/25        2,300
                                                                                                              ------
                                                                                                               8,135
                                                                                                              ------

MARYLAND - 0.9%
Maryland, State of, Health & Higher Educational Facilities Authority
   Revenue, Series A, weekly demand                                            4,000     3.100 04/01/35        4,000
                                                                                                              ------

MASSACHUSETTS - 6.3%
Massachusetts Bay Transportation Authority Revenue, Series B
   (pre-refunded 03/01/01)(b)                                                  1,150     7.875 03/01/21        1,173
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue                                                                     9,100     3.050 07/01/27        9,100
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue, Series BB, weekly demand                                          11,700     3.100 02/01/34       11,700
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue, Series D, weekly demand (a)                                        2,260     2.900 10/01/27        2,260
Massachusetts, State of, Health & Educational Facilities Authority
   Revenue, Series G-1, weekly demand (a)                                        500     2.850 01/01/19          500
Massachusetts, State of, Health and Educational Facilities Authority
   Revenue, semiannual demand                                                  1,700     3.200 07/01/35        1,700
                                                                                                              ------
                                                                                                              26,433
                                                                                                              ------

6 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------
MICHIGAN - 2.2%
Chippewa Valley, Michigan Schools General Obligation (pre-refunded
   05/01/01)(b)                                                             1,275      7.000  05/01/10        1,308
Jackson County, Michigan Economic Development Corp. Limited Obligation
   Revenue, weekly demand                                                   1,500      3.950  12/01/14        1,500
Okemos, Michigan Public School District, General Obligation, Series I
   (pre-refunded 05/01/01)(a)(b)                                            2,200      6.900  05/01/11        2,253
Royal Oak, Michigan Hospital Finance Authority Hospital Revenue, Series
   L, daily demand                                                          2,000      3.150  01/01/27        2,000
University of Michigan Revenue (pre-refunded 12/01/01)(b)                   2,000      6.500  12/01/21        2,078
                                                                                                             ------
                                                                                                              9,139
                                                                                                             ------

MINNESOTA - 0.7%
Minnesota, State of, Housing Finance Agency, Series G, semiannual demand    3,000      4.350  07/01/25        3,000
                                                                                                             ------

MISSOURI - 3.5%
Kansas City, Missouri Municipal Assistance Corp. Revenue, Series B
   (pre-refunded 4/15/01)(a)(b)                                             1,030      6.000  04/15/20        1,032
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series A, weekly demand                                                  1,700      3.150  09/01/10        1,700
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series B, daily demand                                                   4,000      3.100  03/01/40        4,000
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series B, weekly demand                                                  1,100      3.500  06/01/14        1,100
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series B, monthly demand                                                 1,600      3.150  09/01/10        1,600
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series C, weekly demand                                                  3,200      3.500  06/01/19        3,200
Missouri, State of, Health & Educational Facilities Authority Revenue,
   Series D, weekly demand                                                  2,100      3.500  06/01/19        2,100
                                                                                                             ------
                                                                                                             14,732
                                                                                                             ------

NEVADA - 1.6%

Clark County, Nevada School District General Obligation, Series A,
   semiannual demand                                                        4,000      7.000  06/01/09        4,067
Nevada Housing Division Revenue, Series A, weekly demand                    1,030      3.600  10/01/30        1,030
Nevada Housing Division Revenue, Series E, weekly demand                      400      3.600  10/01/30          400
Nevada Housing Division Revenue, Series K, weekly demand                    1,200      3.600  04/01/31        1,200
                                                                                                             ------
                                                                                                              6,697
                                                                                                             ------

                                                             Semiannual Report 7

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------      ---------
NEW HAMPSHIRE - 1.9%
New Hampshire, State of, Business Finance Authority Resource Recovery
   Revenue, Series A, weekly demand                                           300      3.200  01/01/18          300
New Hampshire, State of, Higher Education & Health Facilities Authority
   Revenue, Series A, weekly demand (a)                                       600      3.250  12/01/25          600
New Hampshire, State of, Higher Education & Health Facilities Authority
   Revenue, Series C, monthly demand (a)                                      900      3.250  12/01/25          900
New Hampshire, State of, Higher Education & Health Facilities Authority
   Revenue, Series D, weekly demand (a)                                     1,800      3.250  12/01/25        1,800
New Hampshire, State of, Higher Education & Health Facilities Authority
   Revenue, Series E, monthly demand (a)                                    1,000      3.250  12/01/25        1,000
New Hampshire, State of, Higher Education & Health Facilities Authority
   Revenue, Series G, monthly demand (a)                                    3,250      3.250  12/01/25        3,250
                                                                                                             ------
                                                                                                              7,850
                                                                                                             ------

NEW JERSEY - 0.9%
Jersey City, New Jersey General Obligation, Series A (pre-refunded
   05/15/01)(b)                                                             2,900      6.600  05/15/11        2,972
New Jersey Economic Development Authority Pollution Control Revenue,
   Series A, weekly demand (a)                                              1,000      2.900  03/01/12        1,000
                                                                                                             ------
                                                                                                              3,972
                                                                                                             ------

NEW YORK - 7.0%
New York, New York General Obligation, Series A-4, daily demand             2,000      2.950  08/01/23        2,000
New York, New York General Obligation, Series A-9, weekly demand            2,550      2.900  08/01/18        2,550
New York, New York General Obligation, Series B-8, weekly demand            1,300      2.950  08/15/24        1,300
New York, New York Municipal Trust, Series SGB36, weekly demand             1,100      3.400  06/01/22        1,100
New York, New York Transitional Finance Authority Revenue, Series A-1,
   weekly demand                                                            4,160      2.900  11/15/22        4,160
New York, New York Transitional Finance Authority Revenue, Series A-2,
   weekly demand                                                            2,100      2.950  11/15/21        2,100
New York, New York Transitional Finance Authority Revenue, Series A-2,
   weekly demand                                                            3,100      2.950  11/15/22        3,100
New York, State of, Housing Finance Agency Revenue, monthly demand          3,300      3.050  05/15/31        3,300
New York, State of, Local Assistance Corp. Revenue, Series A                2,425      2.900  04/01/22        2,425
New York, State of, Local Government Assistance Corp., Series SGA59,
   daily demand                                                             5,200      3.200  04/01/19        5,200
Suffolk County, New York Industrial Development Agency Revenue, weekly
   demand                                                                   2,315      3.000  02/01/07        2,315
                                                                                                             ------
                                                                                                             29,550
                                                                                                             ------

8 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                             PRINCIPAL
                                                                               AMOUNT            DATE          VALUE
                                                                               (000)     RATE      OF           (000)
                                                                                 $        %    MATURITY*          $
                                                                            ----------  ----- ----------     ----------
NORTH CAROLINA - 0.2%
Charlotte, North Carolina Airport Revenue, Series A, weekly demand (a)         775       3.050   07/01/16          775
                                                                                                                ------

OHIO - 3.9%
Clermont County, Ohio Hospital Facilities Revenue, Series A, weekly demand     400       3.250   12/01/21          400
Clermont County, Ohio Hospital Facilities Revenue, Series B, weekly demand     880       3.300   09/01/21          880
Cuyahoga County, Ohio Hospital Revenue, Series A, weekly demand              3,350       3.250   01/01/24        3,350
Cuyahoga County, Ohio Hospital Revenue, Series C, weekly demand              2,355       3.250   01/01/16        2,355
Franklin County, Ohio Hospital Revenue, weekly demand                        8,700       3.500   06/01/16        8,700
Scioto County, Ohio Hospital Revenue, Series G, weekly demand                  700       3.250   12/01/25          700
                                                                                                                ------
                                                                                                                16,385
                                                                                                                ------


OKLAHOMA - 2.0%
Muskogee, Oklahoma Industrial Trust Pollution Control Revenue, Series A,
   weekly demand                                                             5,000       3.250   01/01/25        5,000
Norman, Oklahoma Regional Hospital Authority Revenue (pre-refunded
   09/01/01)(b)                                                              3,360       6.900   09/01/21        3,467
                                                                                                                ------
                                                                                                                 8,467
                                                                                                                ------

PENNSYLVANIA - 2.6%
Harrisburg, Pennsylvania Authority Lease Revenue, (pre-refunded
   06/01/01)(b)                                                              1,300       6.500   06/01/04        1,322
Pennsylvania, State of, Higher Education Facilities Authority Revenue,
   Series B, weekly demand                                                   1,100       3.050   11/01/27        1,100
Pennsylvania, State of, Higher Education Facilities Authority Revenue,
   Series C, weekly demand                                                   2,500       3.050   11/01/29        2,500
Pennsylvania, State of, Higher Education Authority Revenue Series D,
   weekly demand                                                             4,000       3.050   11/01/30        4,000
Philadelphia, Pennsylvania, Authority for Industrial Development Revenue     2,000       3.100   07/01/25        2,000
                                                                                                                ------
                                                                                                                10,922
                                                                                                                ------

SOUTH CAROLINA - 0.1%
Piedmont, South Carolina Municipal Power Agency Electric Revenue, Series
   C, weekly demand (a)                                                        500       3.200   01/01/19          500
                                                                                                                ------

TENNESSEE - 6.5%
Knox County, Tennessee Health Education & Housing Facilities Board
   Hospital Facilities Revenue, Series B, weekly demand                      2,600       3.300   09/01/14        2,600
Knox County, Tennessee Health Educational & Housing Facilities Board
   Revenue                                                                  14,000       3.200   05/01/29       14,000


                                                             Semiannual Report 9

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                               PRINCIPAL
                                                                                 AMOUNT            DATE          VALUE
                                                                                 (000)     RATE      OF           (000)
                                                                                   $        %    MATURITY*          $
                                                                              ---------  ------ ----------     ----------
Memphis, Tennessee General Obligation, Series A, weekly demand                 1,000     3.250 08/01/03        1,000
Memphis, Tennessee General Obligation, Series B, weekly demand                 2,500     3.300 08/01/02        2,500
Shelby County, Tennessee General Obligation, Series A, weekly demand           3,500     3.200 03/01/08        3,500
Shelby County, Tennessee Tax Anticipation Notes, Series A, monthly demand      3,600     3.150 06/29/01        3,600
                                                                                                              ------
                                                                                                              27,200
                                                                                                              ------

TEXAS - 10.2%
Austin, Texas Independent School District General Obligation
   (pre-refunded 08/01/01)(b)                                                  5,500     6.125 08/01/05        5,539
Brazos River, Texas Pollution Control Authority Revenue, weekly demand (a)     3,000     3.250 07/01/22        3,000
Central Texas Higher Education Authority, Inc., Series C, semiannual
   demand                                                                      3,995     4.750 12/01/01        4,005
Harris County, Texas General Obligation, Series G, weekly demand               2,400     3.150 08/01/20        2,400
Harris County, Texas Health Facilities Development Corp. Revenue
   (pre-refunded 10/01/01)(b)                                                  2,000     6.850 10/01/06        2,067
Harris County, Texas Industrial Development Corporation Revenue, weekly
   demand                                                                        700     3.150 02/01/20          700
Harris County, Texas, Industrial Development Corp. Revenue                     2,000     3.100 04/01/27        2,000
Klein, Texas Independent School District General Obligation, Series A
   (pre-refunded 08/01/01)(b)                                                  2,500     6.000 08/01/03        2,518
Lower Neches Valley, Texas Authority Revenue, semiannual demand                1,000     3.250 02/15/17        1,000
Red River, Texas Education Finance Revenue, Series 109, weekly demand          3,500     3.240 05/15/30        3,500
San Antonio, Texas Water Revenue, Series SGA 42, weekly demand (a)             4,115     3.240 04/14/00        4,115
Tarrant County, Texas Water Control & Improvement District Number 001
   Water Revenue, semiannual demand                                            1,100     5.800 03/01/02        1,100
Tarrant County, Texas Water Control & Improvement District Number 001
   Revenue, semiannual demand                                                  1,000     6.000 03/01/10        1,000
Texas A&M University Revenue, weekly demand (a)                                4,130     3.240 05/15/16        4,130
Texas, State of, Tax & Revenue Anticipation Notes                              5,000     5.250 08/31/01        5,024
University of Texas Permanent University Fund (pre-refunded 07/01/01)(b)       1,000     6.500 07/01/11        1,027
                                                                                                              ------
                                                                                                              43,125
                                                                                                              ------

UTAH - 1.0%
Intermountain Power Agency, Utah Power Supply Revenue, Series E,
   semiannual demand (a)                                                       2,000     4.225 07/01/14        2,000
Salt Lake City, Utah Revenue, Series A, weekly demand                          2,350     3.150 01/01/20        2,350
                                                                                                              ------
                                                                                                               4,350
                                                                                                              ------


10 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------
VERMONT - 1.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Series
   A, weekly demand (a)                                                          400     3.250 12/01/25          400
Vermont Educational & Health Buildings Financing Agency Revenue, Series
   B, monthly demand (a)                                                       3,600     3.250 12/01/25        3,600
Vermont Educational & Health Buildings Financing Agency Revenue, Series
   D, weekly demand (a)                                                          600     3.250 12/01/25          600
                                                                                                              ------
                                                                                                               4,600
                                                                                                              ------

VIRGINIA - 1.0%
Lynchburg, Virginia Industrial Development Authority Hospital Facilities
   Revenue, Series F, weekly demand (a)                                        3,300     3.250 12/01/25        3,300
Roanoke County, Virginia Water Systems Revenue (pre-refunded
   07/01/01)(a)(b)                                                             1,000     6.500 07/01/21        1,030
                                                                                                              ------
                                                                                                               4,330
                                                                                                              ------

WASHINGTON - 7.1%
Clark County, Washington Public Utilities District Number 001 Generating
   System Revenue, Series SGA 118, semiannual demand                           6,700     3.200 01/01/25        6,700
Kent, Washington General Obligation, Series SGA 27, weekly demand              5,300     3.240 12/01/16        5,300
Port of Kalama, Washington Public Corp. Port, weekly demand                      645     3.200 01/01/04          645
Seattle, Washington Municipal Light & Power Revenue, Series B, semiannual
   demand                                                                      5,000     4.200 05/01/11        5,000
Seattle, Washington Municipal Light & Power Revenue, Series SGA 85, daily
   demand (a)                                                                  1,700     3.200 10/01/23        1,700
Snohomish County, Washington Public Utilities District Number 001
   Electricity Revenue, Series SGA 124, semiannual demand                      5,800     3.200 12/01/24        5,800
Washington, State of, Department of Transportation Certificates of
   Participation, semiannual demand                                            2,275     4.700 07/01/01        2,283
Washington, State of, General Obligation, Series B (pre-refunded
   06/01/01)(b)                                                                1,795     6.300 06/01/02        1,809
Washington, State of, General Obligation, Series B (pre-refunded
   06/01/01)(b)                                                                  500     6.700 06/01/16          503
                                                                                                              ------
                                                                                                              29,740
                                                                                                              ------

WEST VIRGINIA - 0.9%
West Virginia, State of, Hospital Finance Authority Revenue, Series A,
   weekly demand (a)                                                             600     3.250 12/01/25          600
West Virginia, State of, Hospital Finance Authority Revenue, Series B          3,000     3.250 12/01/25        3,000
                                                                                                              ------
                                                                                                               3,600
                                                                                                              ------


                                                            Semiannual Report 11

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                                            PRINCIPAL
                                                                              AMOUNT            DATE          VALUE
                                                                              (000)     RATE      OF           (000)
                                                                                $        %    MATURITY*          $
                                                                           ----------  ----- ----------     ----------

WISCONSIN - 2.8%
Madison, Wisconsin General Obligation, Series A, semiannual demand         2,500       5.250   05/01/01       2,510
Milwaukee County, Wisconsin General Obligation, Series A (pre-refunded
   12/01/01)(b)                                                            3,000       6.250   12/01/03       3,068
University of Wisconsin Hospitals & Clinics Authority Revenue, weekly
   demand                                                                  2,800       3.200   04/01/26       2,800
Wisconsin, State of, Clean Water Revenue, Series 1 (pre-refunded
   06/01/01)(b)                                                            3,200       6.750   06/01/08       3,282
                                                                                                             ------
                                                                                                             11,660
                                                                                                             ------

TOTAL INVESTMENTS - 99.5%
(amortized cost $419,038)(c)                                                                                419,038

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                      2,075
                                                                                                             ------

NET ASSETS - 100.0%                                                                                         421,113
                                                                                                            =======


* All securities with a maturity greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.
(a)  Bond is insured by AMBAC, FGIC, or MBIA/BIG.
(b) Pre-refunded: These bonds are collateralized by U.S. Government Obligations, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c)  The cost for federal income tax purposes is the same as shown above.

12 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)



QUALITY RATINGS AS A % OF VALUE

VMIG1, SP-1+ or equivalent * ...........................  100%


ECONOMIC SECTOR EMPHASIS AS A % OF VALUE

Healthcare Revenue .....................................   23%
Pre-refunded ...........................................   17
General Obligation .....................................   16
Education Revenue ......................................   12
Electricity & Power Revenue ............................    8
Housing Revenue ........................................    7
Industrial Revenue/Pollution Control Revenue ...........    6
Utility Revenue ........................................    4
Airport Revenue ........................................    2
Highway Revenue ........................................    2
Stadium Revenue ........................................    1
Bond Bank ..............................................    1
Student Loan Revenue ...................................    1
                                                       ------
                                                          100%
                                                       ======

* VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the "best quality."

   SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."


See accompanying notes which are an integral part of the financial statements.

                                                          Semiannual Report  13

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)

                                                   FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at amortized cost which approximates market ................................   $419,038
Interest receivable ....................................................................      3,357
Prepaid expenses .......................................................................         13
                                                                                           --------
      Total assets .....................................................................    422,408

LIABILITIES
Payables:
   Dividends .............................................................   $1,031
   Accrued fees to affiliates ............................................      203
   Other accrued expenses ................................................       61
                                                                             ------
      Total liabilities ................................................................      1,295
                                                                                           --------
NET ASSETS .............................................................................   $421,113
                                                                                           ========
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ...................................................   $      6
Shares of beneficial interest ..........................................................        421
Additional paid-in capital .............................................................    420,686
                                                                                           --------
NET ASSETS .............................................................................   $421,113
                                                                                           ========
NET ASSET VALUE, offering and redemption price per share:
   ($421,112,836 divided by 421,111,603 shares of $.001 par value
      shares of beneficial interest outstanding) .......................................   $   1.00
                                                                                           ========

See accompanying notes which are an integral part of the financial statements.

14 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands

                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ............................................................................   $7,002

EXPENSES
   Advisory fees ......................................................... $   438
   Administrative fees ...................................................      77
   Custodian fees ........................................................      57
   Distribution fees .....................................................     181
   Transfer agent fees ...................................................      19
   Professional fees .....................................................      10
   Registration fees .....................................................      23
   Shareholder servicing fees ............................................     135
   Trustees' fees ........................................................       6
   Miscellaneous .........................................................      10
                                                                           -------
   Expenses before reductions ............................................     956
   Expense reductions ....................................................      (7)
                                                                           -------
      Expenses, net ....................................................................      949
                                                                                          -------
Net investment income ..................................................................    6,053
                                                                                          -------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments ................................................       25
                                                                                          -------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............................................   $6,078
                                                                                          =======


See accompanying notes which are an integral part of the financial statements.

                                                         Semiannual Report 15

SSgA
TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                           FOR THE SIX
                                                                           MONTHS ENDED            FOR THE FISCAL
                                                                         FEBRUARY 28, 2001           YEAR ENDED
                                                                            (UNAUDITED)            AUGUST 31, 2000
                                                                         -----------------         ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .............................................   $     6,053               $   9,743
   Net realized gain (loss) ..........................................            25                     (25)
                                                                         -----------               ---------
      Net increase in net assets from operations .....................         6,078                   9,718
                                                                         -----------               ---------
DISTRIBUTIONS
   From net investment income ........................................        (6,053)                 (9,743)
                                                                         -----------               ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .....       148,883                   9,837
                                                                         -----------               ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................       148,908                   9,812

NET ASSETS
   Beginning of period ...............................................       272,205                 262,393
                                                                         -----------               ---------
   End of period .....................................................   $   421,113               $ 272,205
                                                                         ===========               =========


See accompanying notes which are an integral part of the financial statements.

16 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                FISCAL YEARS ENDED AUGUST 31,
                                                              --------------------------------------------------------------
                                                    2001*         2000        1999         1998         1997         1996
                                                 ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $    1.000
                                                 ----------   ----------   ----------   ----------   ----------   ----------

INCOME FROM OPERATIONS
   Net investment income ......................       .0173        .0331        .0267        .0304        .0295        .0302
                                                 ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
   From net investment income .................      (.0173)      (.0331)      (.0267)      (.0304)      (.0295)      (.0302)
                                                 ----------   ----------   ----------   ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD ................  $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                 ==========   ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (%)(a) ...........................        1.74         3.37         2.71         3.08         2.99         3.07

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...     421,113      272,205      262,393      260,084      163,502       45,061

   Ratios to average net assets (%)(b):
      Operating expenses, net (c) .............         .54          .57          .56          .56          .58          .57
      Operating expenses, gross (c) ...........         .55          .58          .56          .56          .58          .57
      Net investment income ...................        3.45         3.31         2.67         3.04         2.98         3.01

*    For the six months ended February 28, 2001 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.
(c)  See Note 4 for current period amounts.



                                                            Semiannual Report 17

SSgA
TAX FREE MONEY MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At August 31, 2000, the Fund had a net tax basis capital loss carryover of $758, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008, whichever comes first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $23,922 incurred from November 1, 1999 to August 31, 2000 and treat it as arising in fiscal year 2001.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among


18 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases, sales and maturities of tax-exempt obligations were $881,065,423, $582,564,050, and $149,813,500, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $6,651 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan" under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance

                                                            Semiannual Report 19

SSgA
TAX FREE MONEY MARKET FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .050%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $43,835 and $81,305 by the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI, RIS, or Solutions during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

   Advisory fees                     $ 81,522
   Administration fees                 19,824
   Custodian fees                      25,607
   Distribution fees                   36,826
   Shareholder servicing fees          15,324
   Transfer agent fees                 22,006
   Trustees' fees                       1,603
                                     --------
                                     $202,712
                                     ========
   BENEFICIAL INTEREST: As of February 28, 2001, four shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 32%, 22%, 20% and 11% respectively, of the total outstanding shares of the Fund.


20 Semiannual Report

SSgA
TAX FREE MONEY MARKET FUND
                                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                (AMOUNTS IN THOUSANDS)
                                                 FOR THE PERIODS ENDED
                                          ------------------------------------
                                          FEBRUARY 28, 2001    AUGUST 31, 2000
                                          ------------------  ----------------
Proceeds from shares sold ................      657,471           1,144,186
Proceeds from reinvestment of
distributions ............................        2,573               4,975
Payments for shares redeemed .............     (511,161)         (1,139,324)
                                          ------------------  ----------------

Total net increase (decrease) ............      148,883               9,837
                                          ==================  ================
6. INTERFUND LENDING PROGRAM

   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate.The Fund did not utilize the interfund lending program during this year.


                                                            Semiannual Report 21

SSSgA TAX FREE MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

-------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327


DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


22 Semiannual Report

                        SSgA-Registered Trademark- FUNDS

                              {SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                         US GOVERNMENT MONEY MARKET FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                         US GOVERNMENT MONEY MARKET FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents



                                                                            Page
Financial Statements......................................................     3

Financial Highlights......................................................     8

Notes to Financial Statements.............................................     9

Fund Management and Service Providers.....................................    13


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
US GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT               DATE         VALUE
                                                                              (000)     RATE       OF          (000)
                                                                                $         %     MATURITY         $
                                                                            --------    ------  --------      -------
UNITED STATES GOVERNMENT AGENCIES - 91.8%
Federal Farm Credit Bank (a)                                                 100,000     5.399  02/15/02      99,981
Federal Home Loan Bank                                                        20,000     6.668  04/06/01      19,999
Federal Home Loan Bank (a)                                                    50,000     5.480  07/18/01      49,987
Federal Home Loan Bank (a)                                                    50,000     5.390  07/20/01      49,988
Federal Home Loan Bank (a)                                                    50,000     5.369  08/15/01      49,984
Federal Home Loan Bank (a)                                                    75,000     5.180  08/17/01      74,976
Federal Home Loan Bank (a)                                                    40,000     6.250  09/28/01      39,989
Federal Home Loan Bank (a)                                                    50,000     5.430  10/12/01      49,979
Federal Home Loan Bank (a)                                                    25,000     5.519  10/19/01      24,989
Federal Home Loan Bank (a)                                                    50,000     5.455  02/01/02      49,991
Federal Home Loan Bank Discount Notes                                         14,955     6.340  04/06/01      14,860
Federal Home Loan Bank Discount Notes                                         25,000     5.180  05/11/01      24,745
Federal Home Loan Bank Discount Notes                                         25,000     5.220  05/25/01      24,692
Federal Home Loan Bank Discount Notes                                         40,000     5.860  06/20/01      39,277
Federal Home Loan Bank Discount Notes                                          9,700     4.800  07/31/01       9,503
Federal Home Loan Mortgage Corp.                                              41,602     6.350  03/29/01      41,397
Federal Home Loan Mortgage Corp.                                              75,000     5.280  07/19/01      73,460
Federal Home Loan Mortgage Corp. (a)                                          50,000     5.390  07/19/01      49,988
Federal Home Loan Mortgage Corp.                                              25,000     6.330  07/19/01      24,385
Federal Home Loan Mortgage Corp. (a)                                          50,000     5.335  07/26/01      49,986
Federal Home Loan Mortgage Corp. (a)                                          50,000     5.450  08/17/01      49,984
Federal Home Loan Mortgage Corp. Discount Notes                               75,000     6.110  03/22/01      74,733
Federal Home Loan Mortgage Corp. Discount Notes                               42,412     5.340  04/12/01      42,148
Federal Home Loan Mortgage Corp. Discount Notes                               25,000     5.850  06/01/01      24,626
Federal Home Loan Mortgage Corp. Discount Notes                               15,000     4.570  02/28/02      14,307
Federal National Mortgage Association                                         15,000     6.550  03/20/01      15,000
Federal National Mortgage Association (a)                                     40,000     5.530  05/24/01      40,000
Federal National Mortgage Association (a)                                     40,000     5.485  06/07/01      39,991
Federal National Mortgage Association (a)                                     25,000     6.536  12/03/01      24,993
Federal National Mortgage Association (a)                                     50,000     5.390  01/22/02      49,978
Federal National Mortgage Association Discount Notes                          14,431     6.350  03/22/01      14,377
Federal National Mortgage Association Discount Notes                          47,000     6.335  04/12/01      46,653
Federal National Mortgage Association Discount Notes                           8,200     5.150  04/16/01       8,146
Federal National Mortgage Association Discount Notes                          25,000     5.390  04/26/01      24,790
Federal National Mortgage Association Discount Notes                          50,000     5.150  05/09/01      49,506
Federal National Mortgage Association Discount Notes                          50,000     5.170  05/10/01      49,497
Federal National Mortgage Association Discount Notes                          25,000     5.180  05/10/01      24,748
Federal National Mortgage Association Discount Notes                          21,400     5.190  05/10/01      21,184
Federal National Mortgage Association Discount Notes                          25,000     5.840  06/06/01      24,607


                                                             Semiannual Report 3

SSgA
US GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                             AMOUNT               DATE         VALUE
                                                                              (000)     RATE       OF          (000)
                                                                                $         %     MATURITY         $
                                                                            --------    ------  --------      -------
Federal National Mortgage Association Discount Notes                          22,938     5.500  06/07/01      22,595
Federal National Mortgage Association Discount Notes                          27,172     5.500  06/14/01      26,736
Federal National Mortgage Association Discount Notes                          12,500     5.450  07/05/01      12,262
Student Loan Marketing Association (a)                                        75,000     5.285  08/08/01      74,984
                                                                                                           ---------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $1,638,001)                                                  1,638,001
                                                                                                           ---------
TOTAL INVESTMENTS (amortized cost $1,638,001)                                                              1,638,001
                                                                                                           ---------

REPURCHASE AGREEMENTS - 8.4%
Agreement with Credit Suisse First Boston of $100,000
   acquired February 28, 2001 at 5.48% to be repurchased at $100,015 on March 1, 2001, collateralized by:
      $96,465 Federal Home Loan Mortgage Corp. 6.375%
         due 11/15/03 valued at $101,541
      $1,940 Federal National Mortgage Association 6.400%,
         due 5/14/09 valued at $2,000                                                                        100,000
Agreement with UBS Warburg of $50,723
   acquired February 28, 2001 at 5.50% to be repurchased at $50,731 on March 1, 2001, collateralized by:
      $64,285 various United States Treasury Strips valued at $51,741                                         50,723
                                                                                                           ---------
TOTAL REPURCHASE AGREEMENTS (identified cost $150,723)                                                       150,723
                                                                                                           ---------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.2% (cost $1,788,724)(B)                                  1,788,724

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                                                                    (3,769)
                                                                                                           ---------
NET ASSETS - 100.0%                                                                                        1,784,955
                                                                                                           =========


(a) Adjustable or floating rate security.
(b) The identified cost for Federal income tax purpose is the same as shown above.


See accompanying notes which are an integral part of the financial statements.


4 Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)


ASSETS
Investments at amortized cost which approximates market ............................................       $1,638,001
Repurchase agreements (identified cost $150,723) ...................................................          150,723
Interest receivable ................................................................................            4,495
Prepaid expenses ...................................................................................                6
                                                                                                           ----------
      Total assets .................................................................................        1,793,225

LIABILITIES
Payables:
   Dividends .............................................................................    $7,320
   Accrued fees to affiliates ............................................................       912
   Other accrued expenses ................................................................        38
                                                                                          ----------
      Total liabilities ............................................................................            8,270
                                                                                                           ----------
NET ASSETS .........................................................................................       $1,784,955
                                                                                                           ==========
NET ASSETS CONSIST OF:
Accumulated of net realized gain (loss) ............................................................       $      (7)
Shares of beneficial interest ......................................................................            1,785
Additional paid-in capital .........................................................................        1,783,177
                                                                                                           ----------
NET ASSETS .........................................................................................       $1,784,955
                                                                                                           ==========
NET ASSET VALUE, offering and redemption price per share:
   ($1,784,955,122 divided by 1,784,961,843 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................       $     1.00
                                                                                                           ==========


  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 5

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)



INVESTMENT INCOME
   Interest .........................................................................................         $48,636

EXPENSES
   Advisory fees ........................................................................     $1,902
   Administrative fees ..................................................................        259
   Custodian fees .......................................................................        139
   Distribution fees ....................................................................         97
   Transfer agent fees ..................................................................         34
   Professional fees ....................................................................         15
   Registration fees ....................................................................         17
   Shareholder servicing fees ...........................................................        485
   Trustees' fees .......................................................................         14
   Miscellaneous ........................................................................         25
                                                                                          ----------
      Total expenses .................................................................................          2,987
                                                                                                           ----------
Net investment income ................................................................................         45,649
                                                                                                           ----------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments ..............................................................            (7)
                                                                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................................................        $45,642
                                                                                                           ==========


See accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                     MONTHS ENDED        FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001        YEAR ENDED
                                                                                      (UNAUDITED)        AUGUST 31, 2000
                                                                                   -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................................       $   45,649          $  78,341
   Net realized gain (loss) .......................................................              (7)                  27
                                                                                   -----------------    ----------------
      Net increase in net assets from operations ..................................           45,642              78,368
                                                                                   -----------------    ----------------
DISTRIBUTIONS
   From net investment income .....................................................         (45,649)            (78,341)
                                                                                   -----------------    ----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..................          259,697             285,934
                                                                                   -----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................................          259,690             285,961

NET ASSETS
   Beginning of period ............................................................        1,525,265           1,239,304
                                                                                   -----------------    ----------------
   End of period ..................................................................       $1,784,955          $1,525,265
                                                                                   =================    ================


  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FISCAL YEARS ENDED AUGUST 31,
                                                               -------------------------------------------------------
                                                      2001*        2000       1999        1998        1997       1996
                                                  ---------    ---------  ---------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $  1.0000    $  1.0000  $  1.0000     $1.0000     $1.0000    $1.0000
                                                  ---------    ---------  ---------     -------     -------    -------
INCOME FROM OPERATIONS
   Net investment income .......................      .0299        .0551      .0462       .0500       .0500      .0515
                                                  ---------    ---------  ---------     -------     -------    -------
DISTRIBUTIONS
   From net investment income ..................     (.0299)      (.0551)    (.0462)     (.0500)     (.0500)    (.0515)
                                                  ---------    ---------  ---------     -------     -------    -------
NET ASSET VALUE, END OF PERIOD .................  $  1.0000    $  1.0000  $  1.0000     $1.0000     $1.0000    $1.0000
                                                  =========    =========  =========     =======     =======    =======
TOTAL RETURN (%)(a) ............................       3.03         5.65       4.74        5.33        5.19       5.27

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ....  1,784,955    1,525,265  1,239,304     945,897     904,483    683,210

   Ratios to average net assets (%)(b):
      Operating expenses .......................        .39          .42        .42         .42         .44        .40
      Net investment income ....................       6.00         5.55       4.62        5.20        5.08       5.12


*    For the six months ended February 28, 2001 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for periods less than one year are annualized.


8 Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act, a method by which each portfolio instrument meeting certain materiality parameters and credit worthiness standards are initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

   INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net


                                                             Semiannual Report 9

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund made the following reclassification among certain of its capital accounts without impacting its net asset value:

   Accumulated Net Realized Gain (Loss)                  (56,421)

   Additional Paid-In Capital                             56,421

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with certain qualified financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. State Street Bank and Trust Company (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,165,175,964, $234,089,778 and $617,275,000, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $252 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the


10 Semiannual Report

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   average daily net assets of all money market portfolios: $0 up to $15 billion
   - .0315%; over $15 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $190,187, $1,331 and $188,332 by the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or Solutions during the period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meeting attended. These expenses are allocated among all of the funds based upon their relative net assets.


                                                            Semiannual Report 11

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

      Advisory fees                $337,586
      Administration fees            71,076
      Custodian fees                 56,033
      Distribution fees              12,350
      Shareholder servicing fees    392,605
      Transfer agent fees            41,188
      Trustees' fees                  1,330
                                   --------
                                   $912,168
                                   ========


   BENEFICIAL INTEREST: As of February 28, 2001, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 17% and 10%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (ON A CONSTANT DOLLAR BASIS):

                                                    (AMOUNTS IN THOUSANDS)
                                                     FOR THE PERIODS ENDED
                                             ------------------------------------
                                             FEBRUARY 28, 2001    AUGUST 31, 2000
                                             -----------------    ---------------
Proceeds from shares sold..............              8,104,758         15,303,660
Proceeds from reinvestment of distributions.            33,059             55,819
Payments for shares redeemed...........             (7,878,120)       (15,073,545)
                                             -----------------    ---------------
Total net increase (decrease)..........                259,697            285,934
                                             =================    ===============


6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


12 Semiannual Report

SSgA US GOVERNMENT MONEY MARKET FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 13

                        SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]
                               SEMIANNUAL REPORT

                             GROWTH AND INCOME FUND

                               FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                             GROWTH AND INCOME FUND

                         Semiannual Report (Unaudited)
                               February 28, 2001


                               Table of Contents

                                                                       Page

Financial Statements.................................................     3

Financial Highlights.................................................     8

Notes to Financial Statements........................................     9

Fund Management and Service Providers................................    14

"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                               MARKET
                                               NUMBER          VALUE
                                                 OF            (000)
                                               SHARES            $
                                               ------          ------
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 13.2%
AOL Time Warner, Inc. (a)                       80,000         3,521
Automatic Data Processing, Inc.                220,000        12,980
Comcast Corp. Special Class A (a)              182,500         7,905
Ecolab, Inc.                                    75,000         3,146
Home Depot, Inc. (The)                         209,000         8,883
SBC Communications, Inc.                       125,000         5,963
Univision Communications, Inc.
     Class A (a)                                84,000         2,772
Wal-Mart Stores, Inc.                          300,000        15,027
                                                           ---------
                                                              60,197
                                                           ---------

CONSUMER STAPLES - 6.5%
Coca-Cola Co. (The)                            135,000         7,159
Colgate-Palmolive Co.                           75,000         4,429
PepsiCo, Inc.                                  220,000        10,138
Procter & Gamble Co.                            70,000         4,935
SYSCO Corp.                                    108,000         2,944
                                                           ---------
                                                              29,605
                                                           ---------

ENERGY - 6.5%
Anadarko Petroleum Corp.                       100,000         6,249
Baker Hughes, Inc.                             215,000         8,428
Exxon Mobil Corp.                              152,000        12,320
Noble Drilling Corp. (a)                        61,000         2,840
                                                           ---------
                                                              29,837
                                                           ---------

FINANCIALS - 18.8%
American International Group, Inc.             146,000        11,942
Citigroup, Inc.                                306,666        15,082
FleetBoston Financial Corp.                    188,000         7,755
Freddie Mac                                    210,000        13,829
Lehman Brothers Holdings, Inc.                  50,000         3,433
Marsh & McLennan Cos., Inc.                     97,000        10,379
Mellon Financial Corp.                         185,000         8,567
Morgan Stanley Dean Witter & Co.               100,000         6,513
Northern Trust Corp.                            65,000         4,623
Schwab (Charles) Corp.                         177,000         3,699
                                                           ---------
                                                              85,822
                                                           ---------

HEALTH CARE - 13.3%
ALZA Corp. (a)                                 160,000         6,327
American Home Products Corp.                   115,000         7,104
Cardinal Health, Inc.                           52,000         5,278
Lilly (Eli) & Co.                               53,000         4,211
Medtronic, Inc.                                225,000        11,516
Pfizer, Inc.                                   370,000        16,650
Stryker Corp.                                  170,000         9,546
                                                           ---------
                                                              60,632
                                                           ---------

INDUSTRIALS - 6.4%
Burlington Northern Santa Fe Corp.             125,000         3,751
General Electric Co.                           410,000        19,065
SPX Corp.                                       65,000         6,305
                                                           ---------
                                                              29,121
                                                           ---------

INFORMATION TECHNOLOGY - 21.2%
Altera Corp. (a)                               115,000         2,659
Analog Devices, Inc. (a)                        78,000         2,909
Applied Materials, Inc. (a)                    217,000         9,168
Avery Dennison Corp.                            70,000         3,710
Brocade Communications Systems, Inc. (a)        54,000         2,096
Cisco Systems, Inc. (a)                        280,000         6,633
Corning, Inc.                                   63,000         1,707
Dell Computer Corp. (a)                        425,000         9,297
EMC Corp. (a)                                  140,000         5,566
Gentex Corp. (a)                               200,000         5,013
Intel Corp.                                    285,000         8,140
International Business Machines Corp.           80,000         7,992
Linear Technology Corp.                        150,000         5,944
McDATA Corp. Class A New (a)                     5,152            92
Microsoft Corp. (a)                            205,000        12,095
Oracle Corp. (a)                               230,000         4,370


                                                            Semiannual Report  3


SSgA
GROWTH AND INCOME FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


                                                             MARKET
                                               NUMBER        VALUE
                                                 OF          (000)
                                               SHARES          $
                                               ------        ------
Sun Microsystems, Inc. (a)                     140,000         2,783
VeriSign, Inc. (a)                              85,000         4,053
Veritas Software Corp. (a)                      35,000         2,273
                                                           ---------
                                                              96,500
                                                           ---------

MATERIALS - 2.6%
E.I. du Pont de Nemours & Co.                  120,000         5,243
Illinois Tool Works, Inc.                      106,000         6,418
                                                           ---------
                                                              11,661
                                                           ---------

TELECOMMUNICATION SERVICES - 5.3%
Alltel Corp.                                   157,000         8,431
Amdocs, Ltd. (a)                                60,000         3,901
AT&T Corp.                                     330,060         7,591
VoiceStream Wireless Corp. (a)                  45,000         4,275
                                                           ---------
                                                              24,198
                                                           ---------

UTILITIES - 4.0%
Duke Energy Corp.                              260,000        10,595
NRG Energy, Inc. (a)                           270,000         7,479
                                                           ---------
                                                              18,074
                                                           ---------

TOTAL COMMON STOCKS
(cost $455,936)                                              445,647
                                                           ---------

SHORT-TERM INVESTMENTS - 2.6%
AIM Short Term Investment Prime
    Portfolio Class A (b)                        6,497         6,497
Federated Government
    Obligations Fund (b)                         5,520         5,520
                                                           ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,017)                                                12,017
                                                           ---------

TOTAL INVESTMENTS - 100.4%
(identified cost $467,953)                                   457,664

OTHER ASSETS AND LIABILITIES,
NET - (0.4%)                                                  (1,840)
                                                           ---------

NET ASSETS - 100.0%                                          455,824
                                                           =========

(a)   Nonincome-producing security.
(b)   At amortized cost, which approximates market.


See the accompanying notes which are an integral part of the financial statements.


4  Semiannual Report

SSgA
GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)
                                                                      FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $467,953) .......................................   $ 457,664
Receivables:
    Dividends ..........................................................................         451
    Investments sold ...................................................................       2,331
    Fund shares sold ...................................................................       1,276
Prepaid expenses .......................................................................          57
Short-term investments held as collateral for securities loaned, at market .............      20,204
                                                                                           ---------
       Total assets ....................................................................     481,983

LIABILITIES
Payables:
    Investments purchased ................................................   $ 4,556
    Fund shares redeemed .................................................     1,007
    Accrued fees to affiliates ...........................................       371
    Other accrued expenses ...............................................        21
Payable upon return of securities loaned, at market ......................    20,204
                                                                             -------
       Total liabilities ...............................................................      26,159
                                                                                           ---------

NET ASSETS .............................................................................   $ 455,824
                                                                                           =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ...........................   $    (305)
Accumulated distributions in excess of net realized gain ...............................      (9,261)
Unrealized appreciation (depreciation) on investments ..................................     (10,289)
Shares of beneficial interest ..........................................................          22
Additional paid-in capital .............................................................     475,657
                                                                                           ---------

NET ASSETS .............................................................................   $ 455,824
                                                                                           =========

NET ASSET VALUE, offering and redemption price per share:
    ($455,823,542 divided by 22,181,532 shares of $.001 par value
       shares of beneficial interest outstanding) ......................................   $   20.55
                                                                                           =========

          See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  5

SSgA
GROWTH AND INCOME FUND


STATEMENT OF OPERATIONS
Amounts in thousands
                                           FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
    Dividends ..........................................................................   $   2,571
    Interest ...........................................................................           8
                                                                                           ---------

       Total investment income .........................................................       2,579

EXPENSES
    Advisory fees ........................................................ $   2,031
    Administrative fees ..................................................        91
    Custodian fees .......................................................        46
    Distribution fees ....................................................       395
    Transfer agent fees ..................................................        43
    Professional fees ....................................................        13
    Registration fees ....................................................        34
    Shareholder servicing fees ...........................................       277
    Trustees' fees .......................................................         7
    Miscellaneous ........................................................        14
                                                                           ---------

    Expenses before reductions ...........................................     2,951
    Expense reductions ...................................................      (316)
                                                                           ---------

       Expenses, net ...................................................................       2,635
                                                                                           ---------

Net investment income (loss) ...........................................................         (56)
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ................................................      (8,853)
Net change in unrealized appreciation (depreciation) on investments ....................    (103,374)
                                                                                           ---------

Net realized and unrealized gain (loss) ................................................    (112,227)
                                                                                           ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................................   $(112,283)
                                                                                           =========

See the accompanying notes which are an integral part of the financial statements.

6  Semiannual Report

SSgA
GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                          FOR THE SIX
                                                                          MONTHS ENDED       FOR THE FISCAL
                                                                         FEBRUARY 28, 2001     YEAR ENDED
                                                                           (UNAUDITED)       AUGUST 31, 2000
                                                                         -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income (loss) .........................................   $     (56)           $     996
    Net realized gain (loss) .............................................      (8,853)              25,416
    Net change in unrealized appreciation (depreciation) .................    (103,374)              71,444
                                                                             ---------            ---------

       Net increase (decrease) in net assets from operations .............    (112,283)              97,856
                                                                             ---------            ---------
DISTRIBUTIONS
    From net investment income ...........................................        (470)              (1,055)
    From net realized gain ...............................................     (23,368)             (15,079)
                                                                             ---------            ---------
       Net decrease in net assets from distributions .....................     (23,838)             (16,134)
                                                                             ---------            ---------
SHARE TRANSACTIONS
    Net increase (decrease) in net assets from share transactions ........      69,436              149,071
                                                                             ---------            ---------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..............................     (66,685)             230,793

NET ASSETS
    Beginning of period ..................................................     522,509              291,716
                                                                             ---------            ---------
    End of period (including accumulated distributions in excess of net investment income of $305 and undistributed net investment
       income of $221, respectively) .....................................   $ 455,824            $ 522,509
                                                                             =========            =========

         See the accompanying notes which are an integral part of the financial statements.


                                                            Semiannual Report  7

SSgA
GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              FISCAL YEARS ENDED AUGUST 31,
                                                                        --------------------------------------------------
                                                              2001*         2000       1999      1998     1997       1996
                                                         ----------     --------   ---------  --------  -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $    27.21     $  22.53   $   18.10  $  18.08  $ 13.36    $ 11.95
                                                         ----------     --------   ---------  --------  -------    -------
INCOME FROM OPERATIONS
    Net investment income (a) ........................           --          .06         .09       .11      .12        .15
    Net realized and unrealized gain (loss) ..........        (5.45)        5.77        6.79      1.83     5.18       1.46
                                                         ----------     --------   ---------  --------  -------    -------
       Total income from operations ..................        (5.45)        5.83        6.88      1.94     5.30       1.61
                                                         ----------     --------   ---------  --------  -------    -------
DISTRIBUTIONS
    From net investment income .......................         (.02)        (.07)       (.09)     (.11)    (.14)      (.16)
    From net realized gain ...........................        (1.19)       (1.08)      (2.36)    (1.81)    (.44)      (.04)
                                                         ----------     --------   ---------  --------  -------    -------
       Total distributions ...........................        (1.21)       (1.15)      (2.45)    (1.92)    (.58)      (.20)
                                                         ----------     --------   ---------  --------  -------    -------
NET ASSET VALUE, END OF PERIOD .......................   $    20.55     $  27.21   $   22.53  $  18.10  $ 18.08    $ 13.36
                                                         ==========     ========   =========  ========  =======    =======
TOTAL RETURN (%)(b) ..................................       (20.62)       27.26       41.55     10.93    40.95      13.57

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands) .........      455,824      522,509     291,716   111,626    71,736    55,823

    Ratios to average net assets (%)(c):
       Operating expenses, net (d) ...................         1.10         1.10        1.03       .95      .95        .95
       Operating expenses, gross (d) .................         1.23         1.15        1.11      1.14     1.21       1.40
       Net investment income (loss) ..................         (.02)         .24         .41       .57      .82       1.15

    Portfolio turnover rate (%) ......................        21.86        49.72       72.27     66.44    29.88      38.34

 *   For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.


8  Semiannual Report

SSgA
GROWTH AND INCOME FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                            Semiannual Report 9

SSgA
GROWTH AND INCOME FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                NET UNREALIZED
                          UNREALIZED          UNREALIZED        APPRECIATION
      FEDERAL TAX COST   APPRECIATION       (DEPRECIATION)     (DEPRECIATION)
      ----------------  -------------       --------------     ---------------
      $    468,360,958  $  50,468,505       $  (61,165,126)    $   (10,696,621)


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $136,419,065, and $104,071,879, respectively.

    SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

10  Semiannual Report

SSgA
GROWTH AND INCOME FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $19,570,947 and $20,203,978, respectively. Included in interest income is securities lending income of $11,440 for the six months ended February 28, 2001.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net asset on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $314,271. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,407 under these arrangements.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion
    - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and


                                                           Semiannual Report  11

SSgA
GROWTH AND INCOME FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $59,748, $7,138, $85,685 and $126,533 by the Adviser, SSBSI, RIS and
    Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

    AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $57,340 for the six months ended February 28, 2001.

    BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

12  Semiannual Report

SSgA
GROWTH AND INCOME FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

        Advisory fees                          $ 281,913
        Administration fees                       17,518
        Custodian fees                             2,016
        Distribution fees                         55,389
        Shareholder servicing fees                 6,311
        Transfer agent fees                        7,155
        Trustees' fees                             1,101
                                               ---------
                                               $ 371,403
                                               =========

    BENEFICIAL INTEREST: As of February 28, 2001, two shareholders (one of which was also an affiliate of the Investment Company) were record owners of approximately 32% and 16%, respectively, of the total outstanding shares of the Fund.

5.  FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                            FOR THE PERIODS ENDED
                                                              ---------------------------------------------
                                                               FEBRUARY 28, 2001          AUGUST 31, 2000
                                                              ---------------------    --------------------
                                                              SHARES    DOLLARS         SHARES      DOLLARS
                                                              ------   ---------        -------   ---------
    Proceeds from shares sold ............................... 4,737    $ 110,035          9,805   $ 238,027
    Proceeds from reinvestment of distributions .............   933       22,215            692      14,880
    Payments for shares redeemed ............................(2,693)     (62,814)        (4,244)   (103,836)
                                                              ------   ---------        -------   ---------
    Total net increase (decrease) ........................... 2,977    $  69,436          6,253   $ 149,071
                                                              =====    =========        =======   =========

6.  INTERFUND LENDING PROGRAM

    The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

                                                           Semiannual Report  13

SSgA GROWTH AND INCOME FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Treasurer
    Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110


14  Semiannual Report

                         SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                                INTERMEDIATE FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                                INTERMEDIATE FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents



                                                                            Page

Financial Statements......................................................     3
Financial Highlights......................................................    11
Notes to Financial Statements.............................................    12
Fund Management and Service Providers.....................................    18



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                      PRINCIPAL         MARKET
                                                       AMOUNT            VALUE
                                                        (000)            (000)
                                                          $                $
                                                      ----------      ----------
LONG-TERM INVESTMENTS - 83.5%
ASSET-BACKED SECURITIES - 3.7%
BMW Vehicle Lease Trust
  Series 2000-A Class A4
    6.670% due 10/25/03                                     350             361
California Infrastructure SCE-1
  Series 1997-1 Class A5
    6.280% due 09/25/05                                     305             308
CNH Equipment Trust
  Series 2000-A Class A4
    7.340% due 02/15/07                                     250             261
DaimlerChrysler Auto Trust
  Series 2000-C Class A4
    6.850% due 11/06/05                                     300             312
Discover Card Master Trust I
  Series 1998-7 Class A
    5.600% due 05/16/06                                     500             503
Ford Credit Auto Owner Trust
  Series 2000-B Class A5
    7.070% due 04/15/04                                     500             515
Providian Master Trust
  Series 2000-1 Class A
    7.490% due 08/17/09                                     275             294
Toyota Auto Receivables Owner Trust
  Series 2000-B Class A4
    6.800% due 04/15/07                                     345             346
USAA Auto Loan Grantor Trust
  Series 1998-1 Class A
    5.800% due 01/15/05                                      48              48
                                                                      ----------
                                                                          2,948
                                                                      ----------
CORPORATE BONDS AND NOTES - 32.6%
American Express Co.
    6.875% due 11/01/05                                     260             273
Associates Corp. North America
    5.800% due 04/20/04                                     500             503
Bank of America Corp.
    7.125% due 09/15/06                                     360             377
    7.400% due 01/15/11                                     565             590
BankBoston Corp.
    6.125% due 03/15/02                                     150             151
Boeing Capital Corp.
    7.100% due 09/27/05                                     200             212
Chase Manhattan Corp.
    8.625% due 05/01/02                                     505             523
    7.875% due 06/15/10                                     350             384
Clear Channel Communications
    7.875% due 06/15/05                                     150             159
Coastal Corp.
    7.500% due 08/15/06                                     250             263
Comcast Cable Communications
    6.375% due 01/30/06                                     600             606
El Paso Energy Corp.
    6.750% due 05/15/09                                     200             202
Enron Corp.
    6.500% due 08/01/02                                     750             757
    9.125% due 04/01/03                                     200             213
EOP Operating, LP
    7.375% due 11/15/03                                     400             413
    6.500% due 01/15/04                                     250             252
Equitable Cos., Inc.
    9.000% due 12/15/04                                     250             275
Equitable Life Assurance Society
    6.950% due 12/01/05                                     300             307
Fleet National Bank
    Series BKNT
    5.750% due 01/15/09                                     500             481
Fleetboston Financial Corp.
    7.250% due 09/15/05                                     150             159
Ford Motor Credit Co.
    7.500% due 01/15/03                                   1,500           1,540
    6.125% due 04/28/03                                     500             501
    6.875% due 02/01/06                                   1,000           1,014
General Electric Capital Corp.
    6.750% due 09/11/03                                     725             750
    6.875% due 11/15/10                                     375             401
  Series A
    6.800% due 11/01/05                                     900             948

                                                             Semiannual Report 3

SSgA
INTERMEDIATE FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                      PRINCIPAL         MARKET
                                                       AMOUNT            VALUE
                                                        (000)            (000)
                                                          $                $
                                                      ----------      ----------
General Motors Acceptance Corp.
    5.950% due 03/14/03                                     500             500
    6.750% due 01/15/06                                     500             505
Goldman Sachs Group, Inc.
    7.625% due 08/17/05                                     375             399
Household Financial Corp.
    6.500% due 01/24/06                                     200             203
International Business Machines Corp.
    5.250% due 12/01/03                                     500             497
International Paper Co.
    8.000% due 07/08/03                                     165             172
JP Morgan Chase & Co.
    6.750% due 02/01/11                                     250             253
Kemper Corp.
    6.875% due 09/15/03                                     500             514
Lehman Brothers Holdings, Inc.
    6.625% due 04/01/04                                     300             305
  Series F
    7.000% due 05/15/03                                     150             154
Lenfest Communications, Inc.
    8.375% due 11/01/05                                     100             109
Mellon Financial Co.
    5.750% due 11/15/03                                     500             504
Merrill Lynch & Co., Inc.
  Series B
    5.920% due 01/06/03                                     500             505
    6.800% due 11/03/03                                     300             310
    6.150% due 01/26/06                                     400             405
MidAmerican Funding, LLC
    6.339% due 03/01/09                                     150             145
Morgan Stanley Dean Witter & Co.
    7.125% due 01/15/03                                     400             413
    5.625% due 01/20/04                                     500             502
    7.750% due 06/15/05                                     300             323
Norfolk Southern Corp.
    8.375% due 05/15/05                                     290             313
Northrop Grumman Corp.
    7.125% due 02/15/11                                     250             257
Phillips Petroleum Co.
    8.500% due 05/25/05                                     190             209
Progress Energy, Inc.
    6.750% due 03/01/06                                     800             815
    7.100% due 03/01/11                                     450             458
Qwest Capital Funding Corp.
    7.900% due 08/15/10                                     150             157
Qwest Capital Funding, Inc.
    6.250% due 07/15/05                                     350             345
Sprint Capital Corp.
    7.625% due 06/10/02                                     300             303
Tele-Communications, Inc.
    7.250% due 08/01/05                                     300             309
Time Warner, Inc.
    8.180% due 08/15/07                                     552             603
Tosco Corp.
    7.250% due 01/01/07                                     250             263
U.S. Bancorp of Oregon
    8.125% due 05/15/02                                     450             464
Union Pacific Corp.
    7.375% due 09/15/09                                     300             311
Viacom, Inc.
    7.750% due 06/01/05                                     200             213
Wells Fargo & Co.
    6.625% due 07/15/04                                     200             206
Wells Fargo Bank NA
    6.450% due 02/01/11                                     250             252
Wells Fargo Financial, Inc.
    7.000% due 11/01/05                                     750             788
WorldCom, Inc.
    8.000% due 05/15/06                                     500             519
                                                                      ----------
                                                                         25,757
                                                                      ----------
EURODOLLAR BONDS - 4.1%
Alberta, Province of
    4.875% due 10/29/03                                     300             296
Cable & Wireless Optus, Ltd.
    8.000% due 06/22/10                                     300             333

4 Semiannual Report

SSgA
INTERMEDIATE FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                      PRINCIPAL         MARKET
                                                       AMOUNT            VALUE
                                                        (000)            (000)
                                                          $                $
                                                      ----------      ----------
Chile, Republic of
    6.875% due 04/28/09                                     200             200
Hutchison Whamp International, Ltd.
    7.000% due 02/16/11                                     300             303
Korea, Republic of
    8.750% due 04/15/03                                     350             370
Ontario, Province of
    7.375% due 01/27/03                                     500             520
Quebec, Province of Canada
    5.750% due 02/15/09                                     250             246
Telekomunikacja Polska SA
    7.125% due 12/10/03                                     550             549
    7.750% due 12/10/08                                      30              29
United Mexican States
    9.875% due 02/01/10                                     190             203
    8.375% due 01/14/11                                     205             201
                                                                      ----------
                                                                          3,250
                                                                      ----------
MORTGAGE-BACKED SECURITIES - 15.6%
COMM Mortgage Trust
  Series 1999-1 Class A1
    6.145% due 02/15/08                                     552             559
Federal Home Loan Mortgage Corp.
  Participation Certificate
    4.500% due 2001                                         259             258
Federal National Mortgage Association
    6.000% 15 Year TBA (a)                                  250             249
    6.000% due 12/15/05                                   6,030           6,215
    6.000% due 01/01/09                                     301             302
    6.625% due 11/15/10                                   3,690           3,944
Heller Financial Commercial Mortgage Asset Co.
  Series 1999-PH1 Class A1
    6.500% due 05/15/31                                     798             818
Nomura Asset Securities Corp.
    6.590% due 03/17/28                                      20              21
                                                                      ----------
                                                                         12,366
                                                                      ----------
UNITED STATES GOVERNMENT AGENCIES - 7.9%
Federal Home Loan Bank
    6.875% due 07/18/02                                   2,500           2,569
Federal National Mortgage Association
    6.750% due 08/15/02                                   1,850           1,900
    6.400% due 05/14/09                                     400             405
Federal National Mortgage Corp.
    6.625% due 09/15/09                                     740             788
    6.875% due 09/15/10                                     490             532
                                                                      ----------
                                                                          6,194
                                                                      ----------
UNITED STATES GOVERNMENT TREASURIES - 14.4%
United States Inflation-Indexed Treasury Notes
    3.500% due 01/15/11                                     500             506
United States Treasury Bonds
    10.000% due 05/15/10                                    320             381
    12.000% due 08/15/13                                  1,600           2,281
    3.875% due 04/15/29                                     529             568
United States Treasury Notes
    4.750% due 01/31/03                                     840             844
    5.750% due 11/15/05                                   4,000           4,181
    6.500% due 10/15/06                                     250             271
    3.875% due 01/15/09                                   1,061           1,102
    5.750% due 08/15/10                                     390             411
    5.000% due 02/15/11                                     850             856
                                                                      ----------
                                                                         11,401
                                                                      ----------
YANKEE BONDS - 5.2%
Abitibi-Consolidated, Inc.
    8.300% due 08/01/05                                     150             158
AT&T Canada, Inc.
    12.000% due 08/15/07                                    500             557
Canadian National Railroad
    6.625% due 05/15/03                                     500             510
Gulf Canada Resources, Ltd.
    7.125% due 01/15/11                                     150             153

                                                             Semiannual Report 5

SSgA
INTERMEDIATE FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                      PRINCIPAL         MARKET
                                                       AMOUNT            VALUE
                                                        (000)            (000)
                                                          $                $
                                                      ----------      ----------
Ireland, Republic of
    7.125% due 07/15/02                                     600             615
Korea Development Bank
    7.625% due 10/01/02                                     600             613
Kowloon-Canton Railway
    8.000% due 03/15/10                                     565             621
Metronet Communications Corp.
    10.750% due 11/01/07 (b)                                330             302
Vodafone Group PLC
    7.625% due 02/15/05                                     550             579
                                                                      ----------
                                                                          4,108
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS
(cost $64,242)                                                           66,024
                                                                      ----------
SHORT-TERM INVESTMENTS - 20.8%
Federal Home Loan Bank Discount Note
    Zero Coupon due 03/01/01 (c)                         13,700          13,700
Federated Investors Prime Cash Obligations
    Fund (c)                                              2,660           2,660
United States Treasury Bills
    5.860% due 04/05/01 (c)(d)(e)                            99              99
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $16,459)                                                           16,459
                                                                      ----------
TOTAL INVESTMENTS - 104.3%
(identified cost $80,701)                                                82,483

OTHER ASSETS AND LIABILITIES,
NET - (4.3%)                                                             (3,396)
                                                                      ----------
NET ASSETS - 100.0%                                                      79,087
                                                                      ==========

(a) Forward commitment.
(b) Adjustable or floating rate security.
(c) At amortized cost, which approximates market.
(d) Rate noted is yield-to-maturity from date of acquisition.
(e) Held as collateral in connection with open futures contracts purchased by the fund.

ABBREVIATIONS:
TBA - To Be Announced Security

See the accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
INTERMEDIATE FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                      UNREALIZED
                                                        NUMBER       APPRECIATION
                                                          OF        (DEPRECIATION)
                                                      CONTRACTS          (000)
FUTURES CONTRACTS                                     ----------    --------------
90 Day Eurodollar
    expiration date 03/01                                    13       $       5
90 Day Eurodollar
    expiration date 06/01                                     9               4
90 Day Eurodollar
    expiration date 09/01                                     8               4
90 Day Eurodollar
    expiration date 12/01                                     8               5
90 Day Eurodollar
    expiration date 03/02                                     8               5
90 Day Eurodollar
    expiration date 06/02                                     8               5
90 Day Eurodollar
    expiration date 09/02                                     8               4
90 Day Eurodollar
    expiration date 12/02                                     6               3
90 Day Eurodollar
    expiration date 03/03                                     4               2
90 Day Eurodollar
    expiration date 06/03                                     4               2
90 Day Eurodollar
    expiration date 09/03                                     4       $       2
90 Day Eurodollar
    expiration date 12/03                                     4               2
90 Day Eurodollar
    expiration date 03/04                                     4               2
90 Day Eurodollar
    expiration date 06/04                                     4               1
90 Day Eurodollar
    expiration date 09/04                                     4               1
90 Day Eurodollar
    expiration date 12/04                                     4               1
90 Day Eurodollar
    expiration date 03/05                                     4               1
90 Day Eurodollar
    expiration date 06/05                                     4               1
90 Day Eurodollar
    expiration date 09/05                                     2               1
                                                                      ----------
Total Unrealized Appreciation
    (Depreciation) on Open Futures
    Contracts Purchased                                               $      51
                                                                      ==========

See the accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 7

SSgA
INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)
                                                   FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $80,701) ....................................................     $    82,483
Receivables:
   Interest ........................................................................................             877
   Investments sold ................................................................................             608
   Fund shares sold ................................................................................             347
   Daily variation margin on futures contracts .....................................................              16
Prepaid expenses ...................................................................................              14
                                                                                                         -----------
      Total assets .................................................................................          84,345

LIABILITIES
Payables:
   Investments purchased (regular settlement) .....................................     $      4,850
   Investments purchased (delayed settlement) .....................................              248
   Fund shares redeemed ...........................................................               90
   Accrued fees to affiliates .....................................................               34
   Other accrued expenses .........................................................               36
                                                                                        ------------
      Total liabilities ............................................................................           5,258
                                                                                                         -----------
NET ASSETS .........................................................................................     $    79,087
                                                                                                         ===========
NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................            $668
Accumulated net realized gain (loss) ...............................................................          (1,191)
Unrealized appreciation (depreciation) on:
   Investments .....................................................................................           1,782
   Futures contracts ...............................................................................              51
Shares of beneficial interest ......................................................................               8
Additional paid-in capital .........................................................................          77,769
                                                                                                         -----------
NET ASSETS .........................................................................................     $    79,087
                                                                                                         ===========
NET ASSET VALUE, offering and redemption price per share:
   ($79,087,296 divided by 8,008,325 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................     $      9.88
                                                                                                         ===========

See accompanying notes which are an integral part of the financial statements.


8 Semiannual Report

SSgA
INTERMEDIATE FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ........................................................................................     $     2,168
   Dividends .......................................................................................              65
                                                                                                         -----------
      Total investment income ......................................................................           2,233

EXPENSES
   Advisory fees ..................................................................     $        279
   Administrative fees ............................................................               27
   Custodian fees .................................................................               25
   Distribution fees ..............................................................               20
   Transfer agent fees ............................................................               13
   Professional fees ..............................................................                9
   Registration fees ..............................................................               15
   Shareholder servicing fees .....................................................               32
   Trustees' fees .................................................................                4
   Miscellaneous ..................................................................                2
                                                                                        ------------
   Expenses before reductions .....................................................              426
   Expense reductions .............................................................             (218)
                                                                                        ------------
      Expenses, net ................................................................................             208
                                                                                                         -----------
Net investment income ..............................................................................           2,025
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments
Net change in unrealized ..........................................................                            1,099
appreciation (depreciation) on:
   Investments ....................................................................            1,848
   Futures contracts ..............................................................               51           1,899
                                                                                        ------------     -----------
Net realized and unrealized gain (loss) ............................................................           2,998
                                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................     $     5,023
                                                                                                         ===========

  See accompanying notes which are an integral part of the financial statements.


                                                             Semiannual Report 9

SSgA
INTERMEDIATE FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                        FOR THE SIX
                                                                                       MONTHS ENDED     FOR THE FISCAL
                                                                                     FEBRUARY 28, 2001    YEAR ENDED
                                                                                        (UNAUDITED)    AUGUST 31, 2000
                                                                                     ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..........................................................     $      2,025     $     3,803
   Net realized gain (loss) .......................................................            1,099          (1,721)
   Net change in unrealized appreciation (depreciation) ...........................            1,899           1,757
                                                                                        ------------     -----------
      Net increase (decrease) in net assets from operations .......................            5,023           3,839
                                                                                        ------------     -----------
DISTRIBUTIONS
   From net investment income .....................................................           (2,352)         (3,806)
   From net realized gain                                                                         --             (50)
                                                                                        ------------     -----------
      Net decrease in net assets from distributions ...............................           (2,352)         (3,856)
                                                                                        ------------     -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..................            9,795          (4,912)
                                                                                        ------------     -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .......................................           12,466          (4,929)

NET ASSETS
   Beginning of period ............................................................           66,621          71,550
                                                                                        ------------     -----------
   End of period (including undistributed net investment income of
      $668 and $995, respectively) ................................................     $     79,087     $    66,621
                                                                                        ============     ===========

See accompanying notes which are an integral part of the financial statements.


10 Semiannual Report

SSgA
INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                           FISCAL YEARS ENDED AUGUST 31,
                                                               -----------------------------------------------------
                                                      2001*      2000       1999        1998       1997       1996
                                                    --------   --------   --------    --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $   9.52   $   9.51   $  10.04    $   9.76   $   9.57   $   9.72
                                                    --------   --------   --------    --------   --------   --------
INCOME FROM OPERATIONS
   Net investment income (a) .....................       .28        .55        .49         .53        .54        .53
   Net realized and unrealized gain (loss) .......       .41        .01       (.35)        .28        .20       (.14)
                                                    --------   --------   --------    --------   --------   --------
      Total income from operations ...............       .69        .56        .14         .81        .74        .39
                                                    --------   --------   --------    --------   --------   --------
DISTRIBUTIONS
   From net investment income ....................      (.33)      (.54)      (.51)       (.53)      (.55)      (.54)
   From net realized gain ........................        --       (.01)      (.16)         --         --         --
                                                    --------   --------   --------    --------   --------   --------
      Total distributions ........................      (.33)      (.55)      (.67)       (.53)      (.55)      (.54)
                                                    --------   --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...................  $   9.88   $   9.52   $   9.51    $  10.04   $   9.76   $   9.57
                                                    ========   ========   ========    ========   ========   ========
TOTAL RETURN (%)(b) ..............................      7.41       6.12       1.36        8.64       8.00       4.12

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......    79,087     66,621     71,550      76,691     53,834     41,518

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ................       .60        .60        .60         .60        .60        .60
      Operating expenses, gross (d) ..............      1.22       1.18       1.11        1.13       1.30       1.38
      Net investment income ......................      5.80       5.85       5.02        5.51       5.78       5.57

   Portfolio turnover rate (%) ...................    166.62     225.31     304.47      244.58     242.76     221.73

*   For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods less than one year are annualized.
(d) See Note 4 for current period amounts.

                                                            Semiannual Report 11

SSgA
INTERMEDIATE FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

   Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no


12 Semiannual Report

SSgA
INTERMEDIATE FUND
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had net tax basis capital loss carryover of $726,691, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $1,465,188 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in the fiscal year 2001.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                   NET
                                                               UNREALIZED
           FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
              COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
          ------------     ------------    --------------    --------------
          $ 80,799,931      $1,732,576        $(49,291)       $1,683,285

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

   FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.


                                                            Semiannual Report 13

SSgA
INTERMEDIATE FUND
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

   The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $23,058,421 and $13,676,399, respectively.

   For the six months ended February 28, 2001, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $92,739,788 and $96,487,017, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for


14 Semiannual Report

SSgA
INTERMEDIATE FUND
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   FEBRUARY 28, 2001 (UNAUDITED)

   loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, there were no outstanding securities on loan and no income earned during the year.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. The Adviser has voluntarily agreed to waive .50% of its .80% advisory fee. The Adviser has also voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the six months ended February 28, 2001, were $174,592 and $42,912, respectively. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $617 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder


                                                            Semiannual Report 15

SSgA
INTERMEDIATE FUND
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   FEBRUARY 28, 2001 (UNAUDITED)


   Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $8,730, $914, $7,095 and $13,969, by the Adviser, SSBSI, RIS and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

   ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

       Advisory fees                   $  11,989
       Administration fees                 5,927
       Custodian fees                      2,789
       Distribution fees                   4,012
       Shareholder servicing fees          2,669
       Transfer agent fees                 4,674
       Trustees' fees                      1,443
                                       ---------
                                       $  33,503
                                       =========

   BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 24% of the total outstanding shares of the Fund.


16 Semiannual Report

SSgA
INTERMEDIATE FUND
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                   FEBRUARY 28, 2001 (UNAUDITED)


5. FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)

                                                                     FOR THE PERIODS ENDED
                                                      -------------------------------------------------
                                                          FEBRUARY 28, 2001          AUGUST 31, 2000
                                                      ----------------------     ----------------------
                                                        SHARES      DOLLARS        SHARES      DOLLARS
                                                      ---------    ---------     ---------    ---------
Proceeds from shares sold........................         1,445    $  13,938         3,076    $  28,880
Proceeds from reinvestment of distributions......           195        1,850           338        3,145
Payments for shares redeemed.....................          (627)      (5,993)       (3,945)     (36,937)
                                                      ---------    ---------     ---------    ---------
Total net increase (decrease)....................         1,013    $   9,795          (531)   $  (4,912)
                                                      =========    =========     =========    =========

6. INTERFUND LENDING PROGRAM
   The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7. DIVIDENDS
   On March 2, 2001, the Board of Trustees declared a dividend of $.1297 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


                                                            Semiannual Report 17

SSgA INTERMEDIATE FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


18 Semiannual Report

                        SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                       INTERMEDIATE MUNICIPAL BOND FUND

                               FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                        INTERMEDIATE MUNICIPAL BOND FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents


                                                                         Page

Financial Statements ....................................................   3

Financial Highlights ....................................................  10

Notes to Financial Statements ...........................................  11

Fund Management and Service Providers ...................................  16


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT               DATE       VALUE
                                                                              (000)      RATE       OF        (000)
                                                                                $         %      MATURITY       $
                                                                            ---------  -------   --------    ---------
MUNICIPAL BONDS - 97.2%
ARIZONA - 3.1%
Salt River Project, Arizona Agricultural Import & Power District Electric
   System Revenue, Series A                                                      250     6.000   01/01/05          269
                                                                                                             ---------
DISTRICT OF COLUMBIA - 12.4%
District of Columbia General Obligation, Series B                                500     5.500   06/01/10          539
District of Columbia General Obligation, Series B (pre-refunded
   06/01/04)(b)(c)                                                               500     6.000   06/01/10          544
                                                                                                             ---------
                                                                                                                 1,083
                                                                                                             ---------

FLORIDA - 3.0%
Pinellas County, Florida Resource Recovery Revenue (c)                           250     5.125   10/01/04          260
                                                                                                             ---------

GEORGIA - 9.0%
Atlanta, Georgia Airport Revenue, Series A (c)                                   500     5.750   01/01/14          547
Georgia Municipal Electric Authority Power Revenue, Series C                     125     5.550   01/01/07          134
Georgia Municipal Electric Authority Power Revenue, Series C                     100     5.600   01/01/08          108
                                                                                                             ---------
                                                                                                                   789
                                                                                                             ---------

HAWAII - 5.3%
Honolulu, Hawaii City & County General Obligation, Series A (pre-refunded
   11/01/09)(b)(c)                                                               410     6.000   11/01/09          464
                                                                                                             ---------

ILLINOIS - 3.1%
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax
   Revenue (pre-refunded 06/15/03)(b)                                            250     6.500   06/15/22          270
                                                                                                             ---------

MARYLAND - 3.6%
Montgomery County, Maryland Housing Opportunities Community Multifamily
   Revenue, Series B                                                             305     5.200   07/01/04          317
                                                                                                             ---------

MASSACHUSETTS - 11.8%
Boston, Massachusetts Economic Development & Industrial Corporation              500     5.150   07/01/25          511
Massachusetts State Development Finance Agency Revenue, Series C                 500     5.750   08/01/05          524
                                                                                                             ---------
                                                                                                                 1,035
                                                                                                             ---------

NEVADA - 3.1%
Clark County, Nevada General Obligation                                          250     5.500   07/01/11          270
                                                                                                             ---------


                                                             Semiannual Report 3

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT               DATE       VALUE
                                                                              (000)      RATE       OF        (000)
                                                                                $         %      MATURITY       $
                                                                            ---------  -------   --------    ---------
NEW YORK - 7.5%
Elba, New York Central School District General Obligation (c)                    275     5.600   06/15/11          301
Newark, New York Central School District General Obligation (c)                  325     5.625   06/15/12          351
                                                                                                             ---------
                                                                                                                   652
                                                                                                             ---------
OHIO - 3.8%
Ohio, State of, General Obligation, Series A                                     300     5.750   06/15/10          331
                                                                                                             ---------

OKLAHOMA - 6.3%
Grand River Dam, Oklahoma Authority Revenue (c)                                  500     6.000   06/01/07          555
                                                                                                             ---------

TENNESSEE - 4.5%
Shelby County, Tennessee General Obligation, Series A (pre-refunded
   06/01/06)(b)                                                                  360     5.875   06/01/19          394
                                                                                                             ---------

TEXAS - 2.8%
San Antonio, Texas Electric & Gas Revenue, Series 2000                           180     5.800   02/01/06          194
San Antonio, Texas Electric & Gas Revenue, Series 2000 (pre-refunded
   02/01/06)(b)                                                                   45     5.800   02/01/06           49
                                                                                                             ---------
                                                                                                                   243
                                                                                                             ---------

VIRGINIA - 5.8%
Virginia State Housing Development Authority Commonwealth Mortgage,
   Series C                                                                      500     5.450   07/01/02          512
                                                                                                             ---------

WISCONSIN - 12.1%
Madison, Wisconsin General Obligation, Series A                                  500     5.500   05/01/05          532
Milwaukee, Wisconsin Metropolitan Sewer District General Obligation,
   Series A                                                                      500     6.125   10/01/03          529
                                                                                                             ---------
                                                                                                                 1,061
                                                                                                             ---------

TOTAL MUNICIPAL BONDS
(cost $8,142)                                                                                                    8,505
                                                                                                             ---------

SHORT-TERM INVESTMENTS - 4.0%
Federated Investors Prime Cash Obligations Fund, Class B (a)                     350                               350
                                                                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $350)                                                                                                        350
                                                                                                             ---------


4 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                                               VALUE
                                                                                                               (000)
                                                                                                                 $
                                                                                                             ---------
TOTAL INVESTMENTS - 101.2%
(identified cost $8,492)                                                                                         8,855

OTHER ASSETS AND LIABILITIES, NET - (1.2%)                                                                        (104)
                                                                                                             ---------
NET ASSETS - 100.0%                                                                                              8,751
                                                                                                             =========

(a)  At amortized cost, which approximates market value.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury Securities, which are held in escrow by a trustee and used to pay principal and interest in the tax exempt issue and to retire the bonds in full at the earliest refunding date. The rate is for descriptive purposes; effective yield may vary.
(c)  Bond is insured by AMBAC, FGIC or MBIA/BIG.

Abbreviations:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance


  See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

QUALITY RATINGS AS A % OF VALUE

AAA ..............................................      55%
AA ...............................................      30
A ................................................      15
                                                    ------
                                                       100%
                                                    ======

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE

General Obligation ...............................      36%
Electricity & Power Revenue ......................      16
Housing Revenue ..................................      10
Education Revenue ................................       8
Airport Revenue ..................................       6
Utility Revenue ..................................       6
Public Agency Revenue ............................       6
Industrial Revenue/Pollution Control Revenue .....       6
Port Revenue .....................................       3
Other ............................................       3
                                                    ------
                                                       100%
                                                    ======


See accompanying notes which are an integral part of the financial statements.


6 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $8,492) .....................................................   $        8,855
Receivables:
   Interest ........................................................................................              113
   From Advisor ....................................................................................               47
Deferred offering cost .............................................................................               12
Prepaid expenses ...................................................................................                7
                                                                                                        -------------
      Total assets .................................................................................            9,034

LIABILITIES
Payables:
   Fund shares redeemed ..........................................................    $          227
   Accrued fees to affiliates ....................................................                 8
   Other accrued expenses ........................................................                48
                                                                                      --------------
      Total liabilities ............................................................................              283
                                                                                                        -------------

NET ASSETS .........................................................................................    $       8,751
                                                                                                        =============

NET ASSETS CONSIST OF:
Undistributed net investment income ................................................................    $          59
Accumulated net realized gain (loss) ...............................................................               26
Unrealized appreciation (depreciation) on investments ..............................................              363
Shares of beneficial interest ......................................................................                1
Additional paid-in capital .........................................................................            8,302
                                                                                                        -------------

NET ASSETS .........................................................................................    $       8,751
                                                                                                        =============

NET ASSET VALUE, offering and redemption price per share:
   ($8,750,817 divided by 837,053 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................    $       10.45
                                                                                                        =============


  See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ........................................................................................    $          225

EXPENSES
   Advisory fees .................................................................    $           14
   Administrative fees ...........................................................                17
   Custodian fees ................................................................                 7
   Distribution fees .............................................................                 4
   Transfer agent fees ...........................................................                 9
   Professional fees .............................................................                 8
   Registration fees .............................................................                16
   Shareholder servicing fees ....................................................                 1
   Trustees' fees ................................................................                 4
   Amortization of deferred offering cost ........................................                12
   Miscellaneous .................................................................                 1
                                                                                      --------------

   Expenses before reductions ....................................................                93
   Expense reductions ............................................................               (62)
                                                                                      --------------

      Expenses, net ................................................................................                31
                                                                                                        --------------

Net investment income ..............................................................................               194
                                                                                                        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ............................................................                38
Net change in unrealized appreciation (depreciation) on investments ................................               185
                                                                                                        --------------

Net realized and unrealized gain (loss) ............................................................               223
                                                                                                        --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................    $          417
                                                                                                        ==============


See accompanying notes which are an integral part of the financial statements.

8 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED       FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001       YEAR ENDED
                                                                                      (UNAUDITED)       AUGUST 31, 2000*
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................   $             194    $             109
   Net realized gain (loss) ....................................................                  38                   48
   Net change in unrealized appreciation (depreciation) ........................                 185                  178
                                                                                   -----------------    -----------------

      Net increase (decrease) in net assets from operations ....................                 417                  335
                                                                                   -----------------    -----------------

DISTRIBUTIONS
   From net investment income ..................................................                (244)                  --
   From net realized gain ......................................................                 (60)                  --
                                                                                   -----------------    -----------------
      Net decrease in net assets from distributions ............................                (304)                  --
                                                                                   -----------------    -----------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............              (2,003)              10,306
                                                                                   -----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................              (1,890)              10,641

NET ASSETS
   Beginning of period .........................................................              10,641                   --
                                                                                   -----------------    -----------------
   End of period (including undistributed net investment income of
      $59 and $109, respectively) ..............................................   $           8,751    $          10,641
                                                                                   =================    =================

* For the period June 1, 2000 (commencement of operations) to August 31, 2000.


  See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 9

SSgA
INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                           2001*            2000**
                                                                                      --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................................    $        10.31    $        10.00
                                                                                      --------------    --------------

INCOME FROM OPERATIONS
   Net investment income (a) .....................................................               .21               .11
   Net realized and unrealized gain (loss) .......................................               .25               .20
                                                                                      --------------    --------------

      Total income from operations ...............................................               .46               .31
                                                                                      --------------    --------------

DISTRIBUTIONS
   From net investment income ....................................................             (.26)                --
   From net realized gain ........................................................             (.06)                --
                                                                                      --------------    --------------

      Total distributions ........................................................             (.32)                --
                                                                                      --------------    --------------

NET ASSET VALUE, END OF PERIOD ...................................................    $        10.45    $        10.31
                                                                                      ==============    ==============

TOTAL RETURN (%)(b) ..............................................................              4.57              3.10

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......................................             8,751            10,641

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ................................................               .65               .65
      Operating expenses, gross (d) ..............................................              1.94              1.68
      Net investment income ......................................................              4.03              4.21

   Portfolio turnover rate (%) ...................................................              8.26            212.18

*   For the six months ended February 28, 2001 (Unaudited).
**  For the period June 1, 2000 (commencement of operations) to August 31, 2000.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


10 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1.     ORGANIZATION


       The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Intermediate Municipal Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.     SIGNIFICANT ACCOUNTING POLICIES

       The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

       SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

       Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

       Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

       The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

       SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

       INVESTMENT INCOME: Dividend income from tax-free money market funds is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

       AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

       FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                            Semiannual Report 11

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

       The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                             NET UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $    8,492,295   $      362,994   $           --   $      362,994

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

       The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

       EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

       DEFERRED OFFERING EXPENSES: The Fund incurred expenses in connection with its initial offering. These costs were deferred and are being amortized over 12 months on a straight-line basis.

3.     SECURITIES TRANSACTIONS


       INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $754,659 and $2,545,222, respectively.

       SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.


12 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, there were no outstanding securities on loan and no income earned during the year.

4.     RELATED PARTIES

       ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. The Adviser has agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $61,318. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

       In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $628 under these arrangements.

       ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


                                                            Semiannual Report 13

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       DISTRIBUTOR AND SHAREHOLDER Servicing: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

       The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

       The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $1,203 by the Adviser. The Fund did not incur any expenses from SSBSI, RIS, Commercial Banking and Solutions during this period.

       The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

       BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


14 Semiannual Report

SSgA
INTERMEDIATE MUNICIPAL BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

          Administration fees                     $       3,043
          Custodian fees                                    650
          Distribution fees                                 782
          Shareholder servicing fees                        153
          Transfer agent fees                             2,898
          Trustees' fees                                    487
                                                  -------------
                                                  $       8,013
                                                  =============

       BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who is also an affiliate of the Investment Company) was a record owner of approximately 76% of the total outstanding shares of the Fund.

5.     FUND SHARE TRANSACTIONS  (AMOUNTS IN THOUSANDS)

                                                                     FOR THE PERIODS ENDED
                                                     -------------------------------------------------
                                                         FEBRUARY 28, 2001         AUGUST 31, 2000*
                                                     -----------------------   -----------------------
                                                       SHARES      DOLLARS       SHARES       DOLLARS
                                                     ----------   ----------   ----------   ----------
Proceeds from shares sold .......................            70   $      717        1,446   $   14,466
Proceeds from reinvestment of distributions .....            29          294           --           --
Payments for shares redeemed ....................          (293)      (3,014)        (414)      (4,160)
                                                     ----------   ----------   ----------   ----------

Total net increase (decrease) ...................          (194)  $   (2,003)       1,032   $   10,306
                                                     ==========   ==========   ==========   ==========

* For the period June 1, 2000 (commencement of operations) to August 31, 2000.

6.     INTERFUND LENDING PROGRAM

       The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.     DIVIDENDS

       On March 2, 2001, the Board of Trustees declared a dividend of $.1122 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


                                                            Semiannual Report 15

SSgA INTERMEDIATE MUNICIPAL BOND FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


16 Semiannual Report

                        SSgA-Registered Trademark- FUNDS

                              [SSgA COMPANY LOGO]

                               SEMIANNUAL REPORT

                              EMERGING MARKETS FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS
                              EMERGING MARKETS FUND

                          SEMIANNUAL REPORT (UNAUDITED)
                                FEBRUARY 28, 2001

                                TABLE OF CONTENTS



                                                                           Page

Financial Statements......................................................    3

Financial Highlights......................................................   17

Notes to Financial Statements.............................................   18

Fund Management and Service Providers.....................................   25



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
COMMON STOCKS - 84.0%
ARGENTINA - 0.7%
BBVA Banco Frances SA                                                     31,214           301
Grupo Financiero Galicia SA Class B New (a)                              238,800           373
Inversiones y Representaciones SA - GDR                                    6,000           102
Inversiones y Representaciones SA Class B                                 63,230           108
PC Holdings SA Class B                                                   245,736           361
Perez Companc SA - ADR (a)                                                17,400           256
Siderar SA Series A                                                       86,724           213
Siderca SAIC Class A                                                     262,735           502
Telecom Argentina SA Class B                                              67,549           220
Telecom Argentina SA Class B - ADR                                        13,350           216
                                                                                  ------------
                                                                                         2,652
                                                                                  ------------

BRAZIL - 4.9%
Brasil Telecom Participacoes SA - ADR                                     11,000           574
Centrais Eletricas Brasileiras SA                                    152,303,808         2,979
Companhia de Bebidas das Americas                                      9,733,500         2,331
Companhia de Saneamento Basico do Estado de Sao Paulo                  7,619,000           863
Companhia de Saneamento Basico do Estado de Sao Paulo -
    ADR (a)                                                                5,999             1
Companhia Siderurgica de Tubarao                                       7,300,000            86
Companhia Siderurgica Nacional                                        12,799,000           435
Embraer Aircraft Corp. - ADR                                              17,650           671
Embratel Participacoes SA                                             99,779,504           967
Gerdau SA - ADR                                                           30,100           283
Petroleo Brasileiro SA - Petrobras                                       121,968         3,428
Petroleo Brasileiro SA Petrobras - ADR (a)                                19,870           567
Souza Cruz                                                               147,977           861
Tele Centro Sul Participacoes SA                                     125,596,200         1,046
Tele Norte Leste Participacoes SA                                    158,131,504         2,487
                                                                                  ------------
                                                                                        17,579
                                                                                  ------------

CHILE - 0.9%
Banco de A. Edwards Series A - ADR (a)                                    15,553           237
Chile Fund, Inc.                                                         130,700         1,171
Compania de Telecomunicaciones
    de Chile SA - ADR (a)                                                 38,850           564
Cristalerias de Chile - ADR                                                7,500           140
Embotelladora Andina SA Series A - ADR                                    20,200           278
Enersis SA - ADR (a)                                                      29,381           524
Vina Concha Y Toro SA - ADR                                                4,800           204
                                                                                  ------------
                                                                                         3,118
                                                                                  ------------

CHINA - 2.0%
Beijing Datang Power Generation Co., Ltd. Class H                      2,646,000           831
China Merchants Holdings International Co., Ltd.                         768,000           625
China Resources Enterprise, Ltd.                                         278,000           451
China Shipping Development Co., Ltd. Class H (a)                         690,000           109
Cosco Pacific, Ltd.                                                      685,100           483
Guangdong Kelon Electrical Holdings Co., Ltd. Class H                    694,000           152
Guangshen Railway Co., Ltd.                                            1,858,000           300
Huaneng Power International, Inc. Class H                              2,162,000         1,102
PetroChina Co., Ltd. Class H                                           9,890,000         1,826
Shanghai Petrochemical Co., Ltd. Class H                               3,578,000           491
Yizheng Chemical Fibre Class H                                         3,468,000           805
                                                                                  ------------
                                                                                         7,175
                                                                                  ------------


                                                             Semiannual Report 3

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
CZECH REPUBLIC - 0.8%
Ceska Sporitelna AS (a)                                                   67,049           424
Ceske Energeticke Zavody AS (a)                                          191,927           523
Ceske Radiokomunikace AS (a)                                              13,670           385
Cesky Telecom AS (a)                                                      64,728           725
Komercni Banka AS (a)                                                     11,974           321
Phillip Morris CR AS                                                       1,877           314
Unipetrol AS (a)                                                         100,503           174
                                                                                  ------------
                                                                                         2,866
                                                                                  ------------

EGYPT - 0.0%
Eastern Co. Tobacco & Cigarettes                                           1,550            21
                                                                                  ------------

GREECE - 4.2%
Aegek SA                                                                  81,300           303
Aluminum Co. of Greece SA                                                 14,580           552
Bank of Piraues                                                           39,160           533
Commercial Bank of Greece                                                 29,594         1,335
Credit Bank (Regd)                                                        46,130         1,279
EFG Eurobank                                                              95,212         1,770
Hellenic Bottling Co. SA                                                  92,960         1,583
Hellenic Petroleum SA                                                     39,722           344
Hellenic Technodomiki SA                                                  91,500           581
Hellenic Telecommunication Organization SA - GDR                          91,391         1,279
Intracom SA                                                               40,846           759
M. J. Maillis SA (a)                                                      46,280           424
Michaniki SA                                                              38,800           119
Minoan Lines Shipping SA                                                  32,746           153
National Bank of Greece SA                                                68,683         2,402
Panafon Hellenic Telecom SA                                              123,520           748
Titan Cement Co. SA                                                       17,240           620
                                                                                  ------------
                                                                                        14,784
                                                                                  ------------

HONG KONG - 5.1%
China Eastern Airlines Corp., Ltd. (a)                                   904,000           144
China Everbright - IHD Pacific, Ltd.                                     252,000           294
China Mobile (Hong Kong), Ltd. (a)                                     2,136,200        11,667
China Petroleum and Chemical Corp. New (a)                            10,883,000         1,758
China Unicom, Ltd. (a)                                                 1,317,300         2,018
Citic Pacific, Ltd.                                                      106,000           378
CNOOC, Ltd. (a)                                                           90,000            81
Legend Holdings, Ltd.                                                  1,947,400         1,598
Shanghai Industrial Holdings, Ltd.                                        76,000           146
TCL International Holdings Ltd. (a)                                      454,000            91
                                                                                  ------------
                                                                                        18,175
                                                                                  ------------

HUNGARY - 1.0%
Danubius Hotel (Regd)                                                      9,317           136
Egis Gyogyszergyar                                                         5,743           194
Gedeon Richter, Ltd. - GDR                                                 6,300           356
Magyar Olaj Es Gas                                                        26,082           429
Magyar Tavkozlesi Rt. (Regd)                                             509,550         1,691
Mol Magyar Olaj-Es Gazipari Rt. - GDR                                     10,300           168
OTP Bank Rt.                                                              13,685           673
                                                                                  ------------
                                                                                         3,647
                                                                                  ------------

INDIA - 1.4%
Bharat Heavy Electricals, Ltd.                                            34,200           119
Bharat Petroleum Corp., Ltd.                                              36,800           139
Dr. Reddy's Laboratories, Ltd.                                             5,500           158
Hindustan Lever, Ltd.                                                    256,000         1,262
Infosys Technologies, Ltd.                                                 8,300         1,116
ITC, Ltd.                                                                 27,400           458
Ranbaxy Laboratories, Ltd.                                                25,500           378
Reliance Industries, Ltd.                                                 96,200           856
Videsh Sanchar Nigam, Ltd.                                                50,700           349
                                                                                  ------------
                                                                                         4,835
                                                                                  ------------

ISRAEL - 3.1%
AudioCodes, Ltd. (a)                                                       7,500           121
Bank Hapoalim BM - GDR                                                    12,210           161
Bank Hapoalim, Ltd.                                                      489,949         1,309
Bank Leumi Le-Israel                                                     486,771         1,084
Bezeq Israeli Telecommunication Corp., Ltd.                              457,389           727
Check Point Software Technologies, Ltd. (a)                                9,215           591


4 Semiannual Report

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
ECI Telecom, Ltd.                                                         11,707           113
Formula Systems (1985), Ltd. (a)                                           4,347           132
Fundtech, Ltd. (a)                                                         9,375            87
Gilat Satellite Networks, Ltd. (a)                                         6,299           221
IDB Development Corp., Ltd.                                               10,200           306
IDB Holding Corp., Ltd.                                                   16,197           452
Israel Chemicals, Ltd.                                                   206,737           244
Koor Industries, Ltd.                                                      4,617           255
Leumi Insurance Holdings                                                 259,480           306
NICE Systems, Ltd. (a)                                                    15,331           207
Optibase, Ltd. (a)                                                        10,810            68
Orbotech, Ltd. (a)                                                        10,116           391
Osem Investment, Ltd.                                                     36,739           243
RADVision, Ltd. (a)                                                        5,792            52
Supersol, Ltd.                                                            58,476           208
Teva Pharmaceutical Industries, Ltd.                                      30,771         1,954
Teva Pharmaceutical Industries, Ltd. - ADR                                30,181         1,924
                                                                                  ------------
                                                                                        11,156
                                                                                  ------------

MALAYSIA - 4.5%
AMMB Holdings Berhad                                                     242,000           225
Arab Malaysian Finance (Alien Market)                                    238,000           180
Commerce Asset-Holding Berhad                                            359,000           713
Genting Berhad                                                           311,000           843
Golden Hope Plantation                                                   390,000           328
Hong Leong Credit                                                        140,000           176
Hong Leong Industries Berhad                                             159,000           243
IOI Corporated Berhad                                                    731,000           464
Kuala Lumpur Kepong                                                      259,000           307
Malakoff Berhad                                                          152,000           394
Malayan Banking Berhad                                                   765,000         2,879
Malaysian International Shipping Corp. Berhad (Alien
    Market)                                                              340,000           577
Malaysian Pacific                                                         91,000           407
Perlis Plantations                                                       157,000           162
Petronas Gas Berhad                                                      565,000         1,063
Public Bank Berhad (Alien Market)                                        565,000           562
RHB Capital Berhad                                                       403,000           265
Rothmans of Pall Mall (Malaysia) Berhad                                  144,000         1,459
Sime Darby Berhad                                                      1,058,000         1,336
Tanjong PLC                                                              185,000           346
Telekom Malaysia Berhad                                                  317,000           993
Tenaga Nasional Berhad                                                   346,000         1,156
YTL Corp. Berhad                                                         701,600           868
                                                                                  ------------
                                                                                        15,946
                                                                                  ------------

MEXICO - 11.2%
Alfa SA de CV Class A                                                    759,662           987
America Movil SA de CV (a)                                             1,013,800           901
America Movil SA de CV - ADR (a)                                         132,700         2,374
Apasco SA de CV                                                          170,000           893
Carso Global Telecom Series A1 (a)                                     1,381,996         2,599
Cemex SA de CV                                                           529,159         2,221
Cemex SA de CV - ADR                                                      28,850           608
Cemex SA de CV 2002 Warrants (a)                                          43,000            16
Compania Cervecerias Unidas SA - ADR                                       9,750           246
Controladora Comercial Mexicana SA de CV Units                           442,000           315
Corporacion GEO SA de CV Series B (a)                                    130,000           130
Empresa Nacional de Electricidad SA - ADR (a)                             19,650           216
Fomento Economico Mexicano SA de CV                                      110,000           345
Fomento Economico Mexicano SA de CV Series B - ADR                        19,400           612
Grupo Bimbo SA de CV Series A                                            490,761           598
Grupo Carso Series A1 (a)                                                404,000           959
Grupo Continental SA Series CP                                           440,000           630
Grupo Embotellador de Mexico (a)                                         431,926           339


                                                             Semiannual Report 5

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
Grupo Financiero Banamex Accival Series O                              2,455,000         4,494
Grupo Financiero Banorte SA de CV (a)                                    364,000           576
Grupo Financiero BBVA Bancomer SA de CV Series O (a)                   3,426,000         2,298
Grupo Financiero Inbursa SA de CV Class O (a)                            164,000           584
Grupo Gigante SA (a)                                                     590,930           707
Grupo Iusacell SA de CV - ADR New (a)                                     21,037           214
Grupo Modelo SA de CV Series C                                           258,000           652
Grupo Televisa SA (a)                                                    335,000           658
Grupo Televisa SA - GDR (a)                                               28,331         1,130
Kimberly-Clark, Mexico Class A                                           336,000           877
Nuevo Grupo Mexico SA Series B (a)                                       442,108         1,305
Organizacion Soriana SA de CV Series B                                   350,000           794
Savia SA de CV (a)                                                        78,000           354
Telefonos de Mexico SA Series L                                        1,013,800         1,637
Telefonos de Mexico SA Series L - ADR                                    132,700         4,281
Tubos de Acero de Mexico SA - ADR                                         26,000           333
Vitro SA de CV                                                           355,000           326
Wal-Mart de Mexico SA de CV Series V (a)                               1,618,661         3,825
                                                                                  ------------
                                                                                        40,034
                                                                                  ------------

POLAND - 1.7%
Agora SA (a)                                                              10,560           164
Bank Polska Kasa Opieki Grupa Pekao SA (a)                                67,235         1,113
BRE Bank SA                                                               17,060           524
Elektrim Spolka Akcyjna SA (a)                                            37,545           314
KGHM Polska Miedz SA (a)                                                  71,700           410
Orbis SA (a)                                                              35,275           198
Polski Koncern Naftowy Orlen SA                                           95,285           421
Powszechny Bank Kredytowy                                                 19,155           481
Prokom Software SA                                                         6,075           186
Telekomunikacja Polska SA                                                308,045         1,792
Wielkopolski Bank Kredytowy SA                                            60,720           415
                                                                                  ------------
                                                                                         6,018
                                                                                  ------------

RUSSIA - 3.3%
Golden Telecom, Inc. (a)                                                  10,100            90
Lukoil Oil Co. - ADR                                                     100,550         3,821
Mobile Telesystems - ADR (a)                                               3,650            95
Rostelecom - ADR                                                          56,570           289
Surgutneftegaz SP - ADR (a)                                              555,233         6,163
Unified Energy Systems - ADR                                               4,345            41
Unified Energy Systems - GDR                                             123,907         1,175
                                                                                  ------------
                                                                                        11,674
                                                                                  ------------

SOUTH AFRICA - 14.6%
AECI, Ltd.                                                               367,402           719
Amalgamated Banks of South Africa                                        357,032         1,431
Anglo American Platinum Corp., Ltd.                                      110,500         5,314
AngloGold, Ltd.                                                           37,742         1,219
Anglovaal Industries, Ltd.                                               424,839           479
Barlow, Ltd.                                                             129,100           917
Bidvest Group, Ltd.                                                      103,609           619
BOE, Ltd.                                                              1,403,900           784
De Beers Centenary Linked Units                                          231,044         9,698
Del Monte Royal Food, Ltd.                                               764,539           587
Driefontein Consolidated                                                 337,400         1,382
Ellerine Holdings, Ltd.                                                  173,000           483
FirstRand, Ltd.                                                        1,835,486         1,825
Gencor, Ltd.                                                             320,700         1,432
Impala Platinum Holdings, Ltd.                                            32,300         1,760
Imperial Holdings, Ltd. (a)                                               69,292           594
Investec Group, Ltd.                                                      42,800         1,439
Iscor, Ltd. (a)                                                          433,255         1,125
Johnnies Industrial Corp., Ltd.                                           67,400           619
Liberty Life Association of Africa                                        74,400           601


6 Semiannual Report

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
M-Cell, Ltd.                                                             351,400         1,003
Murray & Roberts Holdings, Ltd.                                          624,600           365
Nedcor, Ltd.                                                             148,480         3,026
Persetel Holdings, Ltd. (a)                                              236,700           330
Profurn, Ltd.                                                            864,400           193
Remgro, Ltd.                                                             312,094         2,127
RMB Holdings, Ltd.                                                       384,700           544
Sanlam, Ltd.                                                           2,045,570         2,480
Sappi, Ltd.                                                              248,732         2,066
Sasol                                                                    378,146         2,994
Standard Bank Investment Corp., Ltd.                                     548,403         2,150
Tiger Oats, Ltd.                                                          50,300           398
Tongaat-Hulett Group, Ltd.                                                67,719           373
Venfin, Ltd.                                                             349,094           884
                                                                                  ------------
                                                                                        51,960
                                                                                  ------------

SOUTH KOREA - 11.5%
Anam Semiconductor, Inc. (a)                                              44,810           155
Cheil Communications, Inc.                                                 3,390           285
Cheil Jedang Corp.                                                        16,450           579
Good Morning Securities Co. (a)                                          182,100           831
Hana Bank                                                                 99,930           622
Hanaro Telecom, Inc. (a)                                                  59,591           159
Housing & Commercial Bank, Korea                                          67,822         1,479
Hyundai Heavy Industries Co., Ltd.                                        21,070           452
Hyundai Motor Co., Ltd.                                                  149,700         1,910
Kookmin Bank                                                             170,110         2,455
Korea Electric Power Corp.                                               118,470         2,428
Korea Telecom Corp.                                                       43,240         2,252
Korea Telecom Freetel (a)                                                 33,899         1,049
Korean Air                                                                31,921           197
LG Cable & Machinery, Ltd.                                                25,700           255
LG Chemical, Ltd.                                                         62,520           698
LG Electronics, Inc.                                                      46,240           524
LG Securities                                                             87,420           718
Nong Shim Co., Ltd.                                                        7,533           294
Pacific Corp.                                                             13,300           358
Pohang Iron & Steel Co., Ltd.                                             23,880         1,923
S-Oil Corp                                                                33,470           675
Samsung Corp.                                                            150,900           860
Samsung Display Devices Co.                                               23,660         1,209
Samsung Electro-Mechanics Co. (a)                                         31,360         1,095
Samsung Electronics                                                       49,751         7,419
Samsung Fire & Marine Insurance                                           33,827           974
Samsung Heavy Industries (a)                                             130,482           566
Samsung Securities Co., Ltd.                                              55,290         1,570
SEROME Technology, Inc.                                                   15,915           260
Shin Han Bank                                                            136,440         1,534
Shinsegae Department Store Co.                                             9,607           536
Sindo Ricoh Co.                                                           12,121           275
SK Corp.                                                                  76,600           910
SK Global                                                                 29,172           213
SK Telecom Co., Ltd. (a)                                                  19,540         3,311
                                                                                  ------------
                                                                                        41,030
                                                                                  ------------

TAIWAN - 9.2%
Acer, Inc.                                                               589,070           350
Advanced Semiconductor Engineering, Inc. - GDR (a)                       262,026           253
Asia Cement Corp.                                                        721,492           369
Asustek Computer, Inc.                                                   246,298         1,093
Cathay Construction Corp.                                                613,200           190
Cathay Life Insurance                                                    815,456         1,563
Chang Hwa Bank                                                           206,800           125
China Development Industrial Bank(a)                                   1,150,830         1,213
China Steel Corp.                                                      2,174,200         1,445
Chinatrust Commercial Bank (a)                                         1,413,452         1,132
CMC Magnetics Corp. (a)                                                  284,600           340
Compal Electronics, Inc.                                                 446,420           704
Delta Electronics, Inc.                                                  129,000           461
Ensure Co., Ltd. (a)                                                      83,054            16
Evergreen Marine Corp. (a)                                               535,302           369
Far Eastern Department Stores, Ltd.                                      759,132           275
Far Eastern Textile Co., Ltd.                                            520,733           410
First Commercial Bank                                                    341,000           266
Formosa Chemicals & Fibre Corp.                                        1,460,643         1,350
Formosa Plastics Corp.                                                   672,028         1,010
Formosa Taffeta Co.                                                      734,202           368
Fubon Insurance Co.                                                      299,574           273


                                                             Semiannual Report 7

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
GigaMedia, Ltd. (a)                                                       19,630            50
Hon Hai Precision Industry Co.                                           284,960         1,771
Hua Nan Bank                                                             399,386           323
International Bank of Taipei (a)                                         617,017           264
International Commercial Bank of China                                   538,450           459
Inventec Co., Ltd.                                                       194,640           228
Lite-On Electronics, Inc.                                                241,776           155
Macronix International Co., Ltd. (a)                                     445,170           674
Mosel Vitelic, Inc. (a)                                                  722,400           514
Nan Ya Plastic Corp.                                                     860,805         1,080
Pacific Electrical Wire & Cable (a)                                      691,271           281
Prince Housing Development Corp. (a)                                         300             1
Ritek, Inc. (a)                                                          121,108           288
Taiwan Cement Corp.                                                      173,448            87
Taiwan Semiconductor Manufacturing Co., Ltd. (a)                       2,083,119         5,795
Tatung Co., Ltd.                                                         803,396           338
Teco Electric & Machinery Co., Ltd.                                      367,736           227
United Microelectronics Corp. (a)                                      1,847,080         3,026
Walsin Lihwa Corp.                                                     1,093,288           510
Winbond Electronics Corp. (a)                                            599,590           651
Yageo Corp. (a)                                                        1,357,665         1,914
Yang Ming Marine Transport                                               373,120           159
Yulon Motor Co., Ltd.                                                    647,762           435
                                                                                  ------------
                                                                                        32,805
                                                                                  ------------

THAILAND - 1.0%
Advanced Info Service Public Co., Ltd. (Alien Market)(a)                  59,100           712
Bangkok Bank Public Co., Ltd. (Alien Market)(a)                          172,200           230
BEC World Public Co., Ltd. (Alien Market)                                 69,200           373
Delta Electronics Public Co., Ltd. (Thailand)                             67,900           299
Electricity Generating Public Co., Ltd. (Alien Market)                   128,392           116
Finance One Public Co., Ltd. (Alien Market)(a)(d)                        158,300             0
Hana Microelectronics Public Co., Ltd. (a)                                51,300            98
PTT Exploration and Production Public Co., Ltd. (a)                      188,100           471
Shin Corporations Public Co., Ltd. (Alien Market)(a)                      86,100           412
Siam Cement Public Co., Ltd. (Alien Market)(a)                            19,600           186
Siam City Cement Public Co., Ltd. (Alien Market)(a)                       64,996           181
Siam Makro Public Co., Ltd. (Alien Market)                               116,700           167
TelecomAsia Public Co., Ltd. (Alien Market)(a)                           498,800           287
                                                                                  ------------
                                                                                         3,532
                                                                                  ------------

TURKEY - 1.8%
Akbank TAS                                                            97,494,352           369
Aksigorta AS                                                          21,882,000           236
Anadolu Efes Biracilik ve Malt Sanayii AS (a)                          9,848,000           438
Eczacibasi Ilac Sanayi ve Ticaret AS (a)                              21,423,000           166
Haci Omer Sabanci Holding AS                                         116,748,800           532
Haci Omer Sabanci Holding AS New (a)                                  38,916,264           173
Koc Holding AS                                                        16,689,000           550
Migros Turk TAS                                                        3,992,000           326
Petrol Ofisi AS                                                       15,093,000           506
Tofas Turk Otomobil Fabrikasi AS (a)                                  38,619,000           172
Tupras - Turkiye Petrol Rafinerileri AS                               17,263,000           497
Turkcell Iletisim Hizmetleri AS (a)                                    6,472,000           130
Turkiye Garanti Bankasi AS (a)                                        87,289,400           288
Turkiye Is Bankasi (a)                                               121,011,800         1,489


8 Semiannual Report

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
Vestel Elektronik Sanayi ve Ticaret AS (a)                            65,587,000           192
Yapi ve Kredi Bankasi AS (a)                                         134,934,784           438
                                                                                  ------------
                                                                                         6,502
                                                                                  ------------

UNITED KINGDOM - 0.7%
Amdocs, Ltd. (a)                                                           3,590           233
Dimension Data Holdings PLC (a)                                          217,940         1,344
Old Mutual PLC                                                           306,100           733
                                                                                  ------------
                                                                                         2,310
                                                                                  ------------

UNITED STATES - 0.1%
Comverse Technology, Inc. (a)                                              4,454           334
StarMedia Network, Inc. (a)                                               24,235            73
                                                                                  ------------
                                                                                           407
                                                                                  ------------

VENEZUELA - 0.3%
Banco Provincial SA                                                      222,000           163
Companhia Anonima Nacional Telefonos de Venezuela - ADR                   32,000           690
Corp. Industrial de Energia                                            1,536,172            17
Venezolana de Cementos S.A.C.A.                                          821,169           262
                                                                                  ------------
                                                                                         1,132
                                                                                  ------------

TOTAL COMMON STOCKS
(cost $323,414)                                                                        299,358
                                                                                  ------------

PREFERRED STOCKS - 9.6%
BRAZIL - 9.2%
Aracruz Celulose SA Class B                                              402,100           530
Banco Bradesco SA                                                    315,732,832         1,774
Banco do Estado de Sao Paulo                                           6,943,000           315
Banco Itau SA                                                         26,830,100         2,236
Brasil Telecom SA                                                     68,580,600           493
Celular CRT Participacoes SA (a)                                       1,039,300           429
CIA Energetica De Minas Gerais                                        74,613,240         1,120
Companhia Brasileira de Distribuicao Grupo Pao de Acucar              24,615,300           812
Companhia de Bebidas das Americas                                      9,695,000         2,369
Companhia Energetica de Sao Paulo                                     49,726,600           554
Companhia Paranaense de Energia - Copel Class B                       60,462,900           556
Companhia Siderurgica de Tubarao                                      39,236,900           405
Companhia Vale Do Rio Doce Series A                                      106,165         2,729
Copene-Petroquimica do Nordestse Series A (Regd)                       1,695,541           518
Embratel Participacoes SA - ADR                                           50,440           610
Gerdau SA                                                             55,930,100           519
Itausa Investimentos Itau SA                                           1,001,179           900
Petrobras Distribuidora (a)                                           43,111,600           822
Petroleo Brasileiro SA                                                   249,450         6,695
Tele Centro Oeste Celular Participacoes SA - ADR                          84,500           972
Tele Nordeste Celular Participacoes SA - ADR                              11,400           371
Tele Norte Leste Participacoes SA                                     21,244,042           460
Tele Norte Leste Participacoes SA - ADR                                   33,736           732
Telecomunicacoes de Minas Gerais Class B                              14,825,100           768
Telecomunicacoes do Rio de Janeiro SA (a)                             16,945,900           498
Telemig Celular SA                                                   271,455,392           789
Telesp Celular Participacoes SA - ADR                                     25,550           613
Uniao de Bancos Brasileiros SA                                        31,675,272           790
Uniao de Bancos Brasileiros SA (Units)                                17,624,900           846
Usinas Siderurgicas de Minas Gerais SA                                   217,100         1,104
Votorantim Celulose e Papel SA - ADR                                  14,214,000           392
                                                                                  ------------
                                                                                        32,721
                                                                                  ------------


                                                             Semiannual Report 9

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                                     MARKET
                                                                       NUMBER        VALUE
                                                                         OF          (000)
                                                                       SHARES          $
                                                                    ------------  ------------
SOUTH AFRICA - 0.0%
Mobile Industries, Ltd. (conv.)(a)                                         4,083             1
                                                                                  ------------

SOUTH KOREA - 0.3%
Hyundai Motor Co., Ltd.                                                   62,500           244
Samsung Electronics, Ltd.                                                 11,630           732
                                                                                  ------------
                                                                                           976
                                                                                  ------------

THAILAND - 0.1%
Siam Commercial Bank Public Co., Ltd. (a)                                731,500           488
                                                                                  ------------

TOTAL PREFERRED STOCKS
(cost $31,753)                                                                          34,186
                                                                                  ------------

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                       (000)
                                                                         $
                                                                    ------------
SHORT-TERM INVESTMENTS - 6.0%
UNITED STATES - 6.0%
AIM Short-Term Investment Prime Portfolio Class A (b)                      2,571         2,571
Associates Corp. of North America
6.680% due 06/14/01 (b)(e)                                                 2,000         2,000
Federated Investors Prime Cash Obligations Fund (b)                        3,619         3,619
Fleet Boston Financial Corp. Series P
6.477% due 03/13/01 (b)(e)                                                 3,200         3,200
Ford Motor Credit Co.
5.848% due 07/16/01 (b)(e)                                                 3,103         3,103
Westpac Banking Corp. NY
6.226% due 10/05/01 (b)(e)                                                 7,000         7,000
                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,493)                                                                          21,493
                                                                                  ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $376,660)                                                             355,037

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                               1,273
                                                                                  ------------

NET ASSETS - 100.0%                                                                    356,310
                                                                                  ============

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Adjustable or floating rate security.
(d) This security has been valued by the Security Valuation Committee of the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(e) Held as collateral in connection with equity swap agreements held by the Fund.
(f) At February 28, 2001, $573 cash was held as collateral in connection with open futures contracts held by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS:
EUR - Euro dollar
KRW - South Korean won
MXN - Mexican peso
USD - United States dollar
ZAR - South African rand

See the accompanying notes which are an integral part of the financial statements.

10 Semiannual Report

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                   UNREALIZED
                                                      NUMBER       APPRECIATION
                                                        OF        (DEPRECIATION)
           FUTURES CONTRACTS                         CONTRACTS        (000)
                                                   ------------   --------------
MSCI Index Futures Contracts
   (Taiwan) expiration
   date 03/01                                               216   $         (176)
                                                                  --------------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased (f)                                $         (176)
                                                                  ==============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                      UNREALIZED
                        IN EXCHANGE                  APPRECIATION
CONTRACTS TO DELIVER        FOR        SETTLEMENT   (DEPRECIATION)
       (000)               (000)          DATE          (000)
--------------------   -------------   ----------   --------------
USD            5,198   EUR     5,640    05/23/01    $           (2)
KRW        2,038,347   USD     1,627    05/23/01                 4
MXN           31,663   USD     3,158    05/23/01               (13)
ZAR           13,076   USD     1,639    05/23/01               (38)
                                                    --------------
                                                    $          (49)
                                                    ==============


          See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 11

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)


EQUITY SWAPS

                                    NOTIONAL                                                   UNREALIZED
                                     AMOUNT                                                   APPRECIATION
                                     (000)                                     TERMINATION   (DEPRECIATION)
   UNDERLYING SECURITY INDEX           $               FLOATING RATE              DATE           (000)
---------------------------------   --------   -----------------------------   -----------   --------------
IFC Emerging Markets Investable
Total Return Chile Index               2,941   USD LIBOR-BBA minus .60%           03/30/01   $           82

IFC Emerging Markets Investable
Total Return Chile Index               3,617   USD LIBOR-BBA minus 2.00%          10/25/01             (181)

IFC Emerging Markets Investable
Total Return India Index               2,389   USD LIBOR-BBA minus 3.75%          06/29/01              (22)

IFC Emerging Markets Investable
Total Return India Index               3,500   USD LIBOR-BBA minus 3.50%          08/27/01               --

IFC Emerging Markets Investable
Total Return Russia Index              1,341   USD LIBOR-BBA minus 3.00%          06/25/01              171

Samsung Electronics                    3,511   USD LIBOR-BBA minus 9.00%          10/09/01              (80)
                                                                                             --------------
                                                                                             $          (30)
                                                                                             ==============

See the accompanying notes which are an integral part of the financial statements.

12 Semiannual Report

SSgA
EMERGING MARKETS FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                     MARKET
                                                        % OF         VALUE
                                                        NET          (000)
INDUSTRY DIVERSIFICATION                               ASSETS          $
                                                    ------------  ------------
Consumer Discretionary                                       6.0        21,605
Consumer Staples                                             5.1        18,185
Energy                                                       9.8        34,822
Financials                                                  20.9        74,379
Health Care                                                  1.4         4,935
Industrials                                                  5.0        17,830
Information Technology                                      11.0        39,124
Materials                                                   13.0        46,301
Miscellaneous                                                1.8         6,617
Telecommunication Services                                  16.1        57,234
Utilities                                                    3.5        12,512
Short-Term Investments                                       6.0        21,493
                                                    ------------  ------------
Total Investments                                           99.6       355,037
Other Assets and Liabilities, Net                            0.4         1,273
                                                    ------------  ------------
NET ASSETS                                                 100.0       356,310
                                                    ============  ============

                                                                     MARKET
                                                        % OF         VALUE
                                                        NET          (000)
GEOGRAPHIC DIVERSIFICATION                             ASSETS          $
                                                    ------------  ------------
Africa                                                      14.6        51,961
Europe                                                       7.7        27,315
Latin America                                               27.3        97,236
Middle East                                                  6.3        22,514
Pacific Basin                                               31.7       112,952
Other                                                        6.0        21,566
Short-Term Investments                                       6.0        21,493
                                                    ------------  ------------

Total Investments                                           99.6       355,037
Other Assets and Liabilities, Net                            0.4         1,273
                                                    ------------  ------------

NET ASSETS                                                 100.0       356,310
                                                    ============  ============


See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 13

SSgA
EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)      FEBRUARY 28, 2001(UNAUDITED)

ASSETS
Investments at market (identified cost $376,660) ...................................................   $      355,037

Cash ...............................................................................................              573
Foreign currency holdings (identified cost $2,206) .................................................            2,194
Unrealized appreciation on forward foreign currency exchange contracts .............................                4
Receivables:
   Dividends and interest ..........................................................................              897
   Investments sold ................................................................................              388
   Fund shares sold ................................................................................            1,273
Prepaid expenses ...................................................................................               64
Short-term investments held as collateral for securities loaned, at market .........................           28,211
                                                                                                       --------------
      Total assets .................................................................................          388,641

LIABILITIES
Payables:
   Investments purchased ..........................................................   $        1,786
   Fund shares redeemed ...........................................................            1,886
   Accrued fees to affiliates .....................................................              351
   Other accrued expenses .........................................................               14
Unrealized depreciation on forward foreign currency exchange contracts ............               53
Payable upon return of securities loaned, at market ...............................           28,211
Liability for equity swap .........................................................               30
                                                                                      --------------

   Total liabilities ...............................................................................           32,331
                                                                                                       --------------

NET ASSETS .........................................................................................   $      356,310
                                                                                                       ==============

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .......................................   $       (1,558)
Accumulated net realized gain (loss) ...............................................................          (20,471)
Unrealized appreciation (depreciation) on:
   Investments .....................................................................................          (21,623)
   Futures contracts ...............................................................................             (176)
   Equity swap .....................................................................................              (30)
   Foreign currency-related transactions ...........................................................              (98)
Shares of beneficial interest ......................................................................               39
Additional paid-in capital .........................................................................          400,227
                                                                                                       --------------

NET ASSETS .........................................................................................   $      356,310
                                                                                                       ==============

NET ASSET VALUE, offering and redemption price per share:
   ($356,310,450 divided by 38,532,265 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................   $         9.25
                                                                                                       ==============

See the accompanying notes which are an integral part of the financial statements.

14 Semiannual Report

SSgA
EMERGING MARKETS FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $260) ............................................   $        2,486
   Interest ........................................................................................              429
                                                                                                       --------------

      Total investment income ......................................................................            2,915

EXPENSES
   Advisory fees ..................................................................   $        1,283
   Administrative fees ............................................................              146
   Custodian fees .................................................................              582
   Distribution fees ..............................................................              307
   Transfer agent fees ............................................................               34
   Professional fees ..............................................................               17
   Registration fees ..............................................................               32
   Shareholder servicing fees .....................................................              138
   Trustees' fees .................................................................                6
   Miscellaneous ..................................................................                7
                                                                                      --------------

   Expenses before reductions .....................................................            2,552
   Expense reductions .............................................................             (414)
                                                                                      --------------

      Expenses, net ................................................................................            2,138
                                                                                                       --------------

Net investment income ..............................................................................              777
                                                                                                       --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ....................................................................           (8,720)
   Futures contracts ..............................................................           (3,227)
   Equity swap ....................................................................           (1,657)
   Foreign currency-related transactions ..........................................             (590)         (14,194)
                                                                                      --------------

Net change in unrealized appreciation (depreciation) on:
   Investments ....................................................................          (57,990)
   Futures contracts ..............................................................              598
   Equity swap ....................................................................             (166)
   Foreign currency-related transactions ..........................................              407          (57,151)
                                                                                      --------------   --------------

Net realized and unrealized gain (loss) ............................................................          (71,345)
                                                                                                       --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................   $      (70,568)
                                                                                                       ==============

          See the accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report 15

SSgA
EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                             FOR THE SIX
                                                                                             MONTHS ENDED      FOR THE FISCAL
                                                                                          FEBRUARY 28, 2001      YEAR ENDED
                                                                                             (UNAUDITED)       AUGUST 31, 2000
                                                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .............................................................    $             777   $           3,356
   Net realized gain (loss)                                                                         (14,194)             19,558
   Net change in unrealized appreciation (depreciation) ..............................              (57,151)             16,046
                                                                                          -----------------   -----------------

      Net increase (decrease) in net assets from operations ..........................              (70,568)             38,960
                                                                                          -----------------   -----------------

DISTRIBUTIONS
   From net investment income ........................................................               (2,270)             (7,555)
                                                                                          -----------------   -----------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .....................               33,222              28,866
                                                                                          -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..........................................              (39,616)             60,271

NET ASSETS
   Beginning of period ...............................................................              395,926             335,655
                                                                                          -----------------   -----------------

   End of period (including accumulated distributions in excess of net investment
      income of $1,558 and $65, respectively) ........................................    $         356,310   $         395,926
                                                                                          =================   =================

See the accompanying notes which are an integral part of the financial statements.

16 Semiannual Report

SSgA
EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                          FISCAL YEARS ENDED AUGUST 31,
                                                               ----------------------------------------------------
                                                      2001*      2000       1999       1998       1997       1996
                                                    --------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $  11.37   $  10.47   $   6.52   $  12.33   $  10.87   $  10.30

INCOME FROM OPERATIONS
   Net investment income (a) .....................       .02        .09        .15        .18        .12        .11
   Net realized and unrealized gain (loss) .......     (2.07)      1.04       4.07      (5.58)      1.51        .68
                                                    --------   --------   --------   --------   --------   --------

      Total income from operations ...............     (2.05)      1.13       4.22      (5.40)      1.63        .79
                                                    --------   --------   --------   --------   --------   --------

DISTRIBUTIONS
   From net investment income ....................      (.07)      (.23)      (.27)      (.15)      (.11)      (.12)
   From net realized gain ........................        --         --         --       (.26)      (.06)      (.10)
                                                    --------   --------   --------   --------   --------   --------

      Total distributions ........................      (.07)      (.23)      (.27)      (.41)      (.17)      (.22)
                                                    --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD ...................  $   9.25   $  11.37   $  10.47   $   6.52   $  12.33   $  10.87
                                                    ========   ========   ========   ========   ========   ========

TOTAL RETURN (%)(b) ..............................    (18.07)     11.05      66.41     (45.36)     15.12       7.83

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......   356,310    395,926    335,655    206,370    252,708    120,216

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ................      1.25       1.25       1.25       1.25       1.25       1.28
      Operating expenses, gross (d) ..............      1.49       1.38       1.34       1.38       1.51       1.67
      Net investment income ......................       .45        .89       1.78       1.85       1.07       1.10

   Portfolio turnover rate (%) ...................     21.77      55.62      39.64      38.94      15.00       4.36


*   For the six months ended February 28, 2001 (Unaudited).
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


                                                            Semiannual Report 17

SSgA
EMERGING MARKETS FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1.     ORGANIZATION

       The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.     SIGNIFICANT ACCOUNTING POLICIES

       The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

       SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

       Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

       The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

       SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

       INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

       AMORTIZATION AND accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

       FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

       It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had net tax basis capital loss carryover of $5,809,147 which may be applied against any realized net taxable gains in each year or until its expiration date of August 31, 2007.


18 Semiannual Report

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                 NET UNREALIZED
                             UNREALIZED         UNREALIZED        APPRECIATION
       FEDERAL TAX COST     APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
       ----------------   ----------------   ----------------   ----------------
       $    378,587,020   $     38,689,828   $    (62,240,332)  $    (23,550,504)

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

       The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

       EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

       FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

       (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

       (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

       Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

       It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal


                                                            Semiannual Report 19

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

       DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

       The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market- like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

       FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2001 are presented in the accompanying Statement of Net Assets.

       FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

       EQUITY SWAPS: The Fund has entered into several equity swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount and an agreed upon rate (e.g. the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to the swap counterparties representing capital depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-


       20 Semiannual Report

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Statement of Net Assets) as collateral for the notional amount under the equity swap agreements.

       INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.     SECURITIES TRANSACTIONS

       INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $108,302,340 and $70,340,007, respectively.

       SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

       Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $26,525,606 and $28,210,680, respectively. Included in interest income is securities lending income of $91,153 for the six months ended February 28, 2001.

4.     RELATED PARTIES

       ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser has voluntarily agreed to


                                                            Semiannual Report 21

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       reimburse the Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $409,871. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

       In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $4,195 under these arrangements.

       ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space equipment and all necessary office and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 up to $1 billion - .07%; over $1 billion - .05%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

       DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

       The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

       The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175%, to the Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of


22 Semiannual Report

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


       $42,563, $1,048, $10,977 and $1,654 by the Adviser, SSBSI, RIS and
       Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

       The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

       BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

       ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

          Advisory fees                     $   150,145
          Administration fees                    28,391
          Custodian fees                          5,026
          Distribution fees                      53,330
          Shareholder servicing fees             96,684
          Transfer agent fees                    14,970
          Trustees' fees                          2,505
                                            -----------
                                            $   351,051
                                            ===========

       BENEFICIAL INTEREST: As of February 28, 2001, one shareholder was a record owner of approximately 30% of the total outstanding shares of the Fund.

5.     FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)

                                                                FOR THE PERIODS ENDED
                                                -----------------------------------------------------
                                                    FEBRUARY 28, 2001            AUGUST 31, 2000
                                                -------------------------   -------------------------
                                                  SHARES        DOLLARS       SHARES        DOLLARS
                                                -----------   -----------   -----------   -----------
Proceeds from shares sold                            21,685   $   209,023        40,913   $   479,583
Proceeds from reinvestment of distributions             207         1,942           642         6,594
Payments for shares redeemed                        (18,179)     (177,743)      (38,779)     (457,311)
                                                -----------   -----------   -----------   -----------
Total net increase (decrease)                         3,713   $    33,222         2,776   $    28,866
                                                ===========   ===========   ===========   ===========


                                                            Semiannual Report 23

SSgA
EMERGING MARKETS FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

6.     INTERFUND LENDING PROGRAM

       The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


24 Semiannual Report

SSgA EMERGING MARKETS FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President, Treasurer and CEO
   Mark E. Swanson, Treasurer and Principal Accounting Officer
   J. David Griswold, Vice President and Secretary
   Deedra S. Walkey, Assistant Secretary
   Rick J. Chase, Assistant Treasurer
   Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 647-7327

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   One International Place, 27th Floor
   Boston, Massachusetts 02110
   (800) 997-7327

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar LLP
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   160 Federal Street
   Boston, Massachusetts 02110


                                                            Semiannual Report 25

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                           TUCKERMAN ACTIVE REIT FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                           TUCKERMAN ACTIVE REIT FUND

                          SEMIANNUAL REPORT (UNAUDITED)
                                FEBRUARY 28, 2001

                                TABLE OF CONTENTS

                                                                            Page

Financial Statements......................................................    3

Financial Highlights......................................................    7

Notes to Financial Statements.............................................    8

Fund Management and Service Providers.....................................   13



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                                         MARKET
                                                  NUMBER                 VALUE
                                                    OF                   (000)
                                                  SHARES                   $
                                                ----------             ----------
COMMON STOCKS (a) - 96.9%
APARTMENT - 33.1%
Apartment Investment & Management
   Co. Class A                                      70,200                  3,089
Archstone Communities Trust                        117,000                  2,868
Avalonbay Communities, Inc.                         68,700                  3,263
Equity Residential Properties
   Trust                                            78,200                  4,074
Essex Property Trust, Inc.                          22,900                  1,148
Smith (Charles E.) Residential
   Realty, Inc.                                     12,700                    551
Sun Communities, Inc.                               38,400                  1,232
                                                                       ----------
                                                                           16,225
                                                                       ----------
HOTELS/LEISURE - 2.3%
MeriStar Hospitality Corp.                          55,200                  1,110
                                                                       ----------
LEASING - 0.3%
Captec Net Lease Realty, Inc.                       12,900                    157
                                                                       ----------
OFFICE/INDUSTRIAL - 44.9%
Alexandria Real Estate
   Equities, Inc.                                   30,500                  1,158
Boston Properties, Inc.                             76,300                  3,078
Brandywine Realty Trust                             66,100                  1,256
Catellus Development Corp. (c)                     107,000                  1,928
CenterPoint Properties Corp.                        48,500                  2,233
Duke-Weeks Realty Corp.                             83,798                  1,919
Equity Office Properties Trust                     156,000                  4,496
First Industrial Realty Trust,
   Inc.                                             23,500                    772
SL Green Realty Corp.                               80,700                  2,266
Spieker Properties, Inc.                            51,300                  2,872
                                                                       ----------
                                                                           21,978
                                                                       ----------
OUTLET CENTERS - 4.9%
Chelsea Property Group, Inc.                        58,400                  2,414
                                                                       ----------
REGIONAL MALLS - 8.8%
CBL & Associates Properties, Inc.                   81,100                  2,165
Simon Property Group, Inc.                          82,700                  2,118
                                                                       ----------
                                                                            4,283
                                                                       ----------
SHOPPING CENTER - 2.6%
Kimco Realty Corp.                                  30,200                  1,264
                                                                       ----------
TOTAL COMMON STOCKS
(cost $40,580)                                                             47,431
                                                                       ----------
                                                   PRINCIPAL
                                                     AMOUNT
                                                     (000)
                                                       $
                                                   ---------
SHORT-TERM INVESTMENTS - 2.6%
AIM Short Term Investment Prime
   Portfolio (b)                                     1,255                  1,255


Federated Investors Prime Cash
   Obligations Fund (b)                                 21                     21
                                                                       ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,276)                                                               1,276
                                                                       ----------
TOTAL INVESTMENTS - 99.5%
(identified cost $41,856)                                                  48,707

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                                    223
                                                                       ----------
NET ASSETS - 100.0%                                                        48,930
                                                                       ==========


(a)  All common stocks held are Real Estate Investment Trusts (REITs).
(b)  At amortized cost, which approximates market.
(c)  Nonincome-producing security.


  See accompanying notes which are an integral part of the financial statements.

                                                          Semiannual Report    3

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)
                                                   FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $41,856) ....................................................  $   48,707
Receivables:
   Dividends .......................................................................................           5
   Investments sold ................................................................................         679
   Fund shares sold ................................................................................         268
Prepaid expenses ...................................................................................          16
Short-term investments held as collateral for securities loaned, at market .........................         616
                                                                                                      ----------
      Total assets .................................................................................      50,291

LIABILITIES
Payables:
   Investments purchased ..........................................................  $      695
   Accrued fees to affiliates .....................................................          29
   Other accrued expenses .........................................................          21
Payable upon return of securities loaned, at market ...............................         616
                                                                                     ----------
      Total liabilities ............................................................................       1,361
                                                                                                      ----------
NET ASSETS .........................................................................................  $   48,930
                                                                                                      ==========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .......................................  $     (293)
Accumulated net realized gain (loss) ...............................................................      (3,631)
Unrealized appreciation (depreciation) on investments ..............................................       6,851
Shares of beneficial interest ......................................................................           5
Additional paid-in capital .........................................................................      45,998
                                                                                                      ----------
NET ASSETS .........................................................................................  $   48,930
                                                                                                      ==========
NET ASSET VALUE, offering and redemption price per share:
   ($48,929,523 divided by 5,214,861 shares of $.001 par value
      shares of beneficial interest outstanding) ...................................................  $     9.38
                                                                                                      ==========

See accompanying notes which are an integral part of the financial statements.

4    Semiannual Report

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends .......................................................................................  $    1,489
   Interest ........................................................................................           2
                                                                                                      ----------
      Total investment income ......................................................................       1,491

EXPENSES
   Advisory fees ..................................................................  $      150
   Administrative fees ............................................................          23
   Custodian fees .................................................................          11
   Distribution fees ..............................................................          29
   Transfer agent fees ............................................................          15
   Professional fees ..............................................................           9
   Registration fees ..............................................................          17
   Shareholder servicing fees .....................................................           7
   Trustees' fees .................................................................           4
   Miscellaneous ..................................................................           3
                                                                                     ----------
   Expenses before reductions .....................................................         268
   Expense reductions .............................................................         (37)
                                                                                     ----------
      Expenses, net ................................................................................         231
                                                                                                      ----------
Net investment income ..............................................................................       1,260
                                                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ............................................................         699
Net change in unrealized appreciation (depreciation) on investments ................................         839
                                                                                                      ----------
Net realized and unrealized gain (loss) ............................................................       1,538
                                                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..............................................  $    2,798
                                                                                                      ==========

  See accompanying notes which are an integral part of the financial statements.

                                                          Semiannual Report    5

SSgA
TUCKERMAN ACTIVE REIT FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                     FOR THE SIX
                                                                                     MONTHS ENDED     FOR THE FISCAL
                                                                                   FEBRUARY 28, 2001    YEAR ENDED
                                                                                      (UNAUDITED)     AUGUST 31, 2000
                                                                                   -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................     $         1,260  $         2,373
   Net realized gain (loss) ....................................................                 699           (2,540)
   Net change in unrealized appreciation (depreciation) ........................                 839            6,565
                                                                                     ---------------  ---------------
      Net increase (decrease) in net assets from operations ....................               2,798            6,398
                                                                                     ---------------  ---------------
DISTRIBUTIONS
   From net investment income ..................................................              (1,706)          (2,369)
                                                                                     ---------------  ---------------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............               4,090           (5,809)
                                                                                     ---------------  ---------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................               5,182           (1,780)

NET ASSETS
   Beginning of period .........................................................              43,748           45,528
                                                                                     ---------------  ---------------
   End of period (including accumulated distributions in excess of
      net investment income of $293 and $153, respectively) ....................     $        48,930          $43,748
                                                                                     ===============  ===============

See accompanying notes which are an integral part of the financial statements.

6    Semiannual Report

SSgA
TUCKERMAN ACTIVE REIT FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 FISCAL YEARS ENDED AUGUST 31,
                                                                   ------------------------------------------------------
                                                                      2001*          2000          1999           1998**
                                                                   -----------    ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................. $      9.15    $     8.08    $     8.17     $    10.00
                                                                   -----------    ----------    ----------     ----------
INCOME FROM OPERATIONS
   Net investment income (a)......................................         .25           .52           .50            .15
   Net realized and unrealized gain (loss)........................         .32          1.10          (.01)         (1.94)
                                                                   -----------    ----------    ----------     ----------
      Total income from operations................................         .57          1.62           .49          (1.79)
                                                                   -----------    ----------    ----------     ----------
DISTRIBUTIONS
   From net investment income.....................................        (.34)         (.55)         (.58)          (.04)
                                                                   -----------    ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD.................................... $      9.38    $     9.15    $     8.08     $     8.17
                                                                   ===========    ==========    ==========     ==========

TOTAL RETURN (%)(b)...............................................        6.29         21.51          6.09         (17.99)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).......................      48,930        43,748        45,528         18,458

   Ratios to average net assets (%)(c):
      Operating expenses, net (d).................................        1.00          1.00          1.00           1.00
      Operating expenses, gross (d)...............................        1.16          1.07          1.09           1.38
      Net investment income.......................................        5.45          6.51          6.25           5.21

   Portfolio turnover rate (%)....................................       44.56         86.93         60.13          17.36


*   For the six months ended February 28, 2001 (Unaudited).
**  For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the years subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) See Note 4 for current period amounts.


                                                          Semiannual Report    7

SSgA
TUCKERMAN ACTIVE REIT FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)
1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Tuckerman Active REIT Fund (the "Fund"). The Investment Company is a registered and open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


8    Semiannual Report

SSgA
TUCKERMAN ACTIVE REIT FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had a net tax basis capital loss carryovers of $471,979 and $3,092,433, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates of August 31, 2007 and August 31, 2008, respectively, whichever occurs first.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                             NET
                                                          UNREALIZED
        FEDERAL TAX     UNREALIZED       UNREALIZED      APPRECIATION
           COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
        -----------    ------------    --------------    --------------
        $42,621,446     $6,145,263        $(59,868)        $6,085,395

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $14,493,810 and $11,585,470, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.


                                                             Semiannual Report 9

SSgA
TUCKERMAN ACTIVE REIT FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $598,588 and $616,296, respectively. Included in interest income is securities lending income of $1,348 for the six months ended February 28, 2001.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .65% of its average daily net assets. The Adviser voluntarily agreed to reimburse up to the full amount of its Advisory fee to the extent that total expenses exceed 1.00% of average daily net assets on an annual basis. The total amount of reimbursement for the six months ended February 28, 2001, was $36,558. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $263 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


10 Semiannual Report

SSgA
TUCKERMAN ACTIVE REIT FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $5,776 and $447 by the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS, Commercial Banking and Solutions during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $805 for the six months ended February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


                                                            Semiannual Report 11

SSgA
TUCKERMAN ACTIVE REIT FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS
FOLLOWS:

       Advisory fees                       $    17,670
       Administration fees                       4,973
       Custodian fees                              412
       Distribution fees                         2,643
       Shareholder servicing fees                2,427
       Transfer agent fees                         619
       Trustees' fees                              368
                                           -----------
                                           $    29,112
                                           ===========

     BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 13% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                              -------------------------------------------------------------------
                                                     FEBRUARY 28, 2001                    AUGUST 31, 2000
                                              --------------------------------   --------------------------------
                                                  SHARES           DOLLARS           SHARES           DOLLARS
                                              --------------   ---------------   --------------   ---------------
Proceeds from shares sold..............                1,081   $        10,098             3,132  $        26,729
Proceeds from reinvestment of
  distributions........................                   63               589                74              595
Payments for shares redeemed...........                 (709)           (6,597)           (4,062)         (33,133)
                                              --------------   ---------------   --------------   ---------------
Total net increase (decrease)..........                  435   $         4,090              (856) $        (5,809)
                                              ==============   ===============   ==============   ===============

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


12    Semiannual Report

SSgA TUCKERMAN ACTIVE REIT FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


                                                          Semiannual Report   13

                        SSgA-Registered Trademark- FUNDS


                               [SSgA COMPANY LOGO]


                                SEMIANNUAL REPORT

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                FEBRUARY 28, 2001

                        SSgA-Registered Trademark- FUNDS

                     INTERNATIONAL GROWTH OPPORTUNITIES FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents



                                                                      Page

Financial Statements.................................................. 3

Financial Highlights.................................................. 9

Notes to Financial Statements.........................................10

Fund Management and Service Providers.................................16




"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                       NUMBER       MARKET
                                         OF         VALUE
                                       SHARES       (000)
                                                      $
                                       ------      -------
COMMON STOCKS - 97.2%
CANADA - 3.3%
Alberta Energy Co., Ltd.                 30,600      1,368
Biovail Corp. (a)                        52,800      2,437
                                                   -------
                                                     3,805
                                                   -------
FINLAND - 1.3%
Nokia Corp. - ADR                        37,440        824
Nokia Oyj                                27,600        625
                                                   -------
                                                     1,449
                                                   -------
FRANCE - 13.3%
Alcatel (a)                               2,800        109
Alcatel Alsthom Compagnie Generale
   d'Electricite - ADR                   59,750      2,314
AXA                                      20,500      2,589
AXA - ADR                                15,940        993
Banque Nationale Paris                   30,900      2,526
Cap Gemini Sogeti                        15,000      2,629
Sanofi-Synthelabo SA                     33,100      1,798
Suez Lyonnaise des Eaux SA                7,000      1,160
TotalFinaElf SA Class B                   4,100        578
TotalFinaElf SA - ADR                     8,850        624
                                                   -------
                                                    15,320
                                                   -------
GERMANY - 5.1%
Allianz AG (Regd)                         8,230      2,728
Bayer AG                                 16,600        811
Bayer AG - ADR                           10,980        535
Muenchener Rueckversicherungs-
   Gesellschaft AG                        5,450      1,769
                                                   -------
                                                     5,843
                                                   -------
HONG KONG - 2.1%
Hutchison Whampoa, Ltd.                 205,900      2,442
                                                   -------
JAPAN - 23.9%
Bank of Tokyo - Mitsubishi, Ltd.        165,000      1,633
Bank of Tokyo - Mitsubishi, Ltd. - ADR   58,940        594
Canon, Inc.                              38,000      1,238
Canon, Inc. - ADR                        38,980      1,277
Fujitsu, Ltd.                           165,000      2,260
Honda Motor Co., Ltd.                    59,000      2,309
Honda Motor Co., Ltd. - ADR               8,640        683
Matsushita Electric Industrial
   Co., Ltd.                            119,000      2,242
Nikko Securities Co., Ltd.              235,000      1,703
Nomura Securities Co., Ltd.             110,000      2,162
NTT Mobile Communication Network,
   Inc.                                     131      2,267
Sony Corp.                               34,600      2,492
Sony Corp. - ADR                         17,220      1,231
Takeda Chemical Industries               47,100      2,229
Uni-Charm Corp.                          74,000      3,154
                                                   -------
                                                    27,474
                                                   -------
NETHERLANDS - 9.9%
ASM Lithography Holding (a)              52,200      1,139
ING Groep                                40,915      2,826
Koninklijke Ahold                        47,024      1,517
Koninklijke (Royal) Philips
   Electronics (a)                       34,940      1,150
Koninklijke (Royal) Philips
   Electronics - ADR (a)                 37,147      1,212
Royal Dutch Petroleum Co.                33,610      1,977
United Pan-Europe Communications (a)    129,600      1,363
United Pan-Europe Communications -
   ADR (a)                               16,700        171
                                                   -------
                                                    11,355
                                                   -------
SINGAPORE - 0.8%
Chartered Semiconductor
   Manufacturing, Ltd. (a)              345,000        977
                                                   -------


                                                             Semiannual Report 3

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                       NUMBER       MARKET
                                         OF         VALUE
                                       SHARES       (000)
                                                      $
                                       ------      -------
SPAIN - 4.4%
Banco Santander Central Hispano SA      168,700      1,725
Endesa SA                                33,700        577
Endesa SA - ADR                          29,450        515
Telefonica de Espana SA - ADR (a)        25,262      1,282
Telefonica SA (a)                        56,100        959
                                                   -------
                                                     5,058
                                                   -------
SWEDEN - 3.4%
Telefonaktiebolaget LM Ericsson AB
   Series B (a)                         320,400      2,706
Telefonaktiebolaget LM Ericsson
   Class B - ADR                        147,280      1,220
                                                   -------
                                                     3,926
                                                   -------
SWITZERLAND - 3.5%
UBS AG                                   14,400      2,289
Zurich Financial Services AG (a)          3,600      1,720
                                                   -------
                                                     4,009
                                                   -------
UNITED KINGDOM - 23.7%
AstraZeneca Group PLC - ADR               7,470        345
Barclays PLC                             90,548      2,749
Barclays PLC - ADR                        1,865        230
BP Amoco PLC                            229,600      1,899
BP Amoco PLC - ADR                        7,561        375
British Telecommunications PLC          112,202        923
British Telecommunications PLC -
   ADR                                    3,850        326
Cable & Wireless PLC                    146,000      1,581
Cable & Wireless PLC - ADR                5,400        179
Diageo PLC                              205,000      2,079
Diageo PLC - ADR                         22,910        927
Elan Corp. PLC - ADR (a)                 45,420      2,496
HSBC Holdings PLC                       242,233      3,221
Lloyds TSB Group PLC                    227,200      2,152
Unilever PLC                            303,600      2,266
Unilever PLC - ADR                        6,488        199
Vodafone Airtouch PLC                 1,515,914      4,109
Vodafone Group PLC - ADR                  3,900        108
Zeneca Group PLC                         25,000      1,138
                                                   -------
                                                    27,302
                                                   -------
UNITED STATES - 2.5%
Alpharma, Inc. Class A                   55,200      1,835
Schlumberger, Ltd.                       15,800      1,008
                                                   -------
                                                     2,843
                                                   -------
TOTAL COMMON STOCKS
(cost $121,394)                                    111,803
                                                   -------

                                      PRINCIPAL
                                        AMOUNT
                                        (000)
                                          $
                                       --------
SHORT-TERM INVESTMENTS - 4.3%
UNITED STATES - 4.3%
AIM Short Term Investment Prime
   Portfolio (b)                          2,792      2,792
Federated Investors Prime Cash
   Obligations Fund (b)                   2,158      2,158
                                                   -------
TOTAL SHORT-TERM INVESTMENTS
(cost $4,950)                                        4,950
                                                   -------
TOTAL INVESTMENTS - 101.5%
(identified cost $126,344)                         116,753

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                        (1,710)
                                                   -------
NET ASSETS - 100.0%                                115,043
                                                   =======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.

See the accompanying notes which are an integral part of the financial statements.


4  Semiannual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

ABBREVIATIONS:
ADR - American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS:
EUR - Eurodollar
SGD - Singapore dollar
USD - United States dollar


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

 CONTRACTS TO    IN EXCHANGE   SETTLEMENT   UNREALIZED
  DELIVER           FOR          DATE      APPRECIATION
   (000)           (000)                  (DEPRECIATION)
                                              (000)
------------   -------------   ---------- -------------
USD 1,189      EUR 1,302       03/01/01    $         11
USD 1,115      SGD 1,940       03/01/01              (3)
                                          -------------
                                           $          8
                                          =============

                                     % OF          MARKET
                                     NET           VALUE
                                    ASSETS         (000)
INDUSTRY DIVERSIFICATION                             $
                                   -------        -------
Consumer Discretionary                11.3         13,003
Consumer Staples                       8.8         10,143
Energy                                 7.3          8,345
Financials                            29.2         33,608
Health Care                           10.7         12,277
Industrials                            4.9          5,653
Information Technology                11.1         12,822
Materials                              2.2          2,506
Miscellaneous                          2.1          2,442
Telecommunication Services             9.1         10,427
Utilities                              0.5            577
Short-Term Investments                 4.3          4,950
                                   -------        -------

Total Investments                    101.5        116,753
Other Assets and Liabilities, Net     (1.5)        (1,710)
                                   -------        -------
NET ASSETS                           100.0        115,043
                                   =======        =======

                                       % OF      MARKET
                                       NET        VALUE
GEOGRAPHIC DIVERSIFICATION            ASSETS      (000)
                                                    $
                                    -------      -------
Europe                                 40.8       46,960
Japan                                  23.9       27,474
Pacific Basin                           3.0        3,419
United Kingdom                         23.7       27,302
Other                                   5.8        6,648
Short-Term Investments                  4.3        4,950
                                    -------      -------
Total Investments                     101.5      116,753
Other Assets and Liabilities, Net      (1.5)     (1,710)
                                    -------      -------
NET ASSETS                            100.0      115,043
                                    =======      =======

See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $126,344) ..............................................         $116,753
Foreign currency holdings (identified cost $2) ................................................                2
Unrealized appreciation on foreign currency exchange spot contracts ...........................               10
Receivables:
   Dividends ..................................................................................              246
   Fund shares sold ...........................................................................              607
Prepaid expenses ..............................................................................                7
Short-term investments held as collateral for securities loaned, at market ....................           15,971
                                                                                                       ---------
      Total assets ............................................................................          133,596

LIABILITIES
Payables:
   Investments purchased .......................................................         $2,311
   Fund shares redeemed ........................................................            145
   Accrued fees to affiliates ..................................................             80
   Other accrued expenses ......................................................             43
Unrealized depreciation on foreign currency exchange spot contracts ............              3
Payable upon return of securities loaned, at market ............................         15,971
                                                                                      ---------
      Total liabilities .......................................................................           18,553
                                                                                                       ---------
NET ASSETS ....................................................................................         $115,043
                                                                                                       =========
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income ..................................        $     (43)
Accumulated distributions in excess of net realized gain ......................................           (6,336)
Unrealized appreciation (depreciation) on:
   Investments ................................................................................           (9,591)
   Foreign currency-related transactions ......................................................               (8)
Shares of beneficial interest .................................................................               11
Additional paid-in capital ....................................................................          131,010
                                                                                                       ---------
NET ASSETS ....................................................................................         $115,043
                                                                                                       =========
NET ASSET VALUE, offering and redemption price per share:
   ($115,043,355 divided by 10,644,514 shares of $.001 par value
      shares of beneficial interest outstanding) ..............................................           $10.81
                                                                                                       =========

See the accompanying notes which are an integral part of the financial statements.


6  Semiannual Report

 SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $51) ..........................................              $576
   Securities Lending Income .................................................................                51
   Interest ..................................................................................                 8
                                                                                                       ---------
      Total investment income ................................................................               635

EXPENSES
   Advisory fees ...............................................................           $462
   Administrative fees .........................................................             57
   Custodian fees ..............................................................             85
   Distribution fees ...........................................................             51
   Transfer agent fees .........................................................             20
   Professional fees ...........................................................             11
   Registration fees ...........................................................             30
   Shareholder servicing fees ..................................................             22
   Trustees' fees ..............................................................              4
   Miscellaneous ...............................................................              3
                                                                                      ---------
   Expenses before reductions ..................................................            745
   Expense reductions ..........................................................            (68)
                                                                                      ---------
     Expenses, net ..........................................................................               677
                                                                                                        ---------
Net investment income (loss) .................................................................               (42)
                                                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................................         (6,201)
   Foreign currency-related transactions .......................................            (32)          (6,233)
                                                                                        -------
Net change in unrealized appreciation (depreciation) on:
   Investments .................................................................        (21,709)
   Foreign currency-related transactions .......................................             (8)         (21,717)
                                                                                        --------        ---------
Net realized and unrealized gain (loss) ......................................................           (27,950)
                                                                                                        ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................................          $(27,992)
                                                                                                        =========


See the accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 7

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                       FOR THE SIX       FOR THE
                                                                                      MONTHS ENDED     FISCAL YEAR
                                                                                      FEBRUARY 28,        ENDED
                                                                                          2001          AUGUST 31,
                                                                                       (UNAUDITED)         2000
                                                                                       -----------         ----
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) ................................................      $     (42)        $    456
   Net realized gain (loss) ....................................................         (6,233)           8,251
   Net change in unrealized appreciation (depreciation) ........................        (21,717)           6,686
                                                                                      ---------         --------
      Net increase (decrease) in net assets from operations ....................        (27,992)          15,393
                                                                                      ---------         --------
DISTRIBUTIONS
   From net investment income ..................................................           (609)            (400)
   From net realized gain ......................................................         (6,961)            (529)
                                                                                      ---------         --------
      Net decrease in net assets from distributions ............................         (7,570)            (929)
                                                                                      ---------         --------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............         12,966           69,759
                                                                                      ---------         --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................        (22,596)          84,223

NET ASSETS
   Beginning of period .........................................................        137,639           53,416
                                                                                      ---------         --------
   End of period (including accumulated distributions in excess of net investment income of $43 and undistributed net
   investment income of $608, respectively) ....................................       $115,043         $137,639
                                                                                      =========         ========


See the accompanying notes which are an integral part of the financial statements.

8   Semiannual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements

                                                                                      FISCAL YEARS ENDED AUGUST 31
                                                                                    ---------------------------------
                                                                       ------------ ----------- ---------- ----------
                                                                           2001*        2000       1999      1998**

                                                                       ------------ ----------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $14.37      $11.31        $8.42      $10.00
                                                                       ------------ ----------- ---------- ----------
INCOME FROM OPERATIONS
   Net investment income (a)                                                   -         .07          .11        .03
   Net realized and unrealized gain (loss)                                 (2.79)       3.17         2.83       (1.61)
                                                                       ------------ ----------- ---------- ----------
      Total income from operations                                         (2.79)       3.24         2.94       (1.58)
                                                                       ------------ ----------- ---------- ----------
DISTRIBUTIONS
   From net investment income                                               (.06)       (.08)        (.05)          -
   From net realized gain                                                   (.71)       (.10)           -           -
                                                                       ------------ ----------- ---------- ----------
      Total distributions                                                   (.77)       (.18)        (.05)          -
                                                                       ------------ ----------- ---------- ----------
NET ASSET VALUE, END OF PERIOD                                            $10.81      $14.37       $11.31       $8.42
                                                                       ============ =========== ========== ==========
TOTAL RETURN (%)(b)                                                       (20.00)      28.82        35.08      (15.80)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)                              115,043     137,639       53,416      22,966

   Ratios to average net assets (%)(c):
      Operating expenses, net (d)                                           1.10        1.10         1.10        1.10
      Operating expenses, gross (d)                                         1.21        1.16         1.30        1.66
      Net investment income (loss)                                          (.07)        .48         1.16        1.27

   Portfolio turnover rate (%)                                             22.33       45.76        39.19       17.24


*    For the six months ended February 28, 2001 (Unaudited).
** For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.


                                                             Semiannual Report 9

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1.   ORGANIZATION
     The SSgA Funds (the Investment Company) is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA International Growth Opportunities Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT income: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL income TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.


10  Semiannual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                        NET UNREALIZED
                         UNREALIZED      UNREALIZED      APPRECIATION
     FEDERAL TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
     ----------------   ------------   --------------   --------------
      $126,446,259       $8,135,907     $(17,828,686)    $(9,692,779)


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments, passive foreign investment companies, foreign currency contracts and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates, from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal


                                                            Semiannual Report 11

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $34,820,118 and $26,645,725, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the


12   Semiannual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $15,356,913 and $15,970,622, respectively.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $67,717. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fees payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $631 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all International portfolios: $0 up to $1 billion - .07%; over $1 billion - .05%. The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


                                                            Semiannual Report 13

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $15,404, $2,147, $88 and $1,755 by the Adviser, SSBSI, RIS and Solutions, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $1,887 for the six months ended February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


14   Semiannual Report

SSgA
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

Advisory fees                       $ 57,542
Administration fees                    6,543
Custodian fees                           705
Distribution fees                     10,203
Shareholder servicing fees             2,812
Transfer agent fees                    1,024
Trustees' fees                         1,264
                                    --------
                                    $ 80,093
                                    ========

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                  -----------------------------------------------------------
                                                     FEBRUARY 28, 2001                    AUGUST 31, 2000
                                                  ------------------------           ------------------------
                                                  SHARES           DOLLARS           SHARES           DOLLARS
                                                  ------           -------           ------           -------
Proceeds from shares sold......................    5,396         $  69,103            10,511        $ 150,525
Proceeds from reinvestment of distributions....      377             4,586                30              397
Payments for shares redeemed...................   (4,706)          (60,723)           (5,689)         (81,163)
                                                  -------        ---------            ------        ---------
Total net increase (decrease)..................    1,067         $  12,966             4,852        $  69,759
                                                  =======        =========            ======        =========

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


                                                            Semiannual Report 15

SSgA INTERNATIONAL GROWTH OPPORTUNITIES FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President, Treasurer and CEO
    Mark E. Swanson, Treasurer and Principal Accounting Officer
    J. David Griswold, Vice President and Secretary
    Deedra S. Walkey, Assistant Secretary
    Rick J. Chase, Assistant Treasurer
    Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts 02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    One International Place, 27th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington 98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
    PricewaterhouseCoopers LLP
    160 Federal Street
    Boston, Massachusetts 02110

16   Semiannual Report

                        SSgA-REGISTERED TRADEMARK- FUNDS
                                Semiannual Report

                               [SSgA COMPANY LOGO]

                              HIGH YIELD BOND FUND

                                FEBRUARY 28, 2001

                        SSgA-REGISTERED TRADEMARK- FUNDS
                              HIGH YIELD BOND FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                          Page

Financial Statements..................................................     3

Financial Highlights..................................................     9

Notes to Financial Statements.........................................    10

Fund Management and Service Providers.................................    15



"SSgA-REGISTERED TRADEMARK-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
HIGH YIELD BOND FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                      PRINCIPAL     MARKET
                                       AMOUNT        VALUE
                                        (000)        (000)
                                          $            $
                                      --------      ------
LONG-TERM INVESTMENTS - 88.7%
CORPORATE BONDS AND NOTES - 80.7%
Acme Television Step Up Bond
   Series B
10.875% due 09/30/04 (a)                    500        455
Adelphia Business Solutions, Inc.
12.000% due 11/01/07                      1,000        785
AES Corp.
8.875% due 02/15/11                       1,000      1,029
Alamosa PCS Holdings, Inc. Step Up
   Bond
   Zero Coupon due 02/15/10 (a)           1,000        530
Allegiance Telecom, Inc.
12.875% due 05/15/08                      1,000      1,050
Allied Waste North America, Inc.
   Series B
7.625% due 01/01/06                       1,000        970
American Tower Corp.
9.375% due 02/01/09                         500        505
Anchor Gaming
9.875% due 10/15/08                         500        525
Argosy Gaming Co.
10.750% due 06/01/09                        500        532
Atlas Air, Inc.
10.750% due 08/01/05                        500        522
Calpine Corp.
8.250% due 08/15/05                         500        509
Canandaigua Brands, Inc.
8.750% due 12/15/03                         500        501
8.500% due 03/01/09                         500        506
Charter Communications Holdings, LLC
10.750% due 10/01/09                        500        532
Coaxial Communications of Central
   Ohio, Inc.
10.000% due 08/15/06                        500        495
Concentra Operating Corp.
13.000% due 08/15/09                      1,000      1,040
CSC Holdings, Inc.
9.250% due 11/01/05                         600        612
9.875% due 04/01/23                         500        530
EchoStar Broadband Corp.
10.375% due 10/01/07                        500        515
EchoStar DBS Corp.
9.250% due 02/01/06                         500        500
Globix Corp.
12.500% due 02/01/10                        500        180
Grey Wolf, Inc.
8.875% due 07/01/07                       1,000      1,010
Gulf Canada Resources, Ltd.
9.625% due 07/01/05                         500        536
HMH Properties, Inc.
   Series A
7.875% due 08/01/05                       1,000        990
Huntsman ICI Chemicals, LLC
10.125% due 07/01/09                        500        519
Interface, Inc.
   Series B
9.500% due 11/15/05                         500        502
Iron Mountain, Inc.
8.750% due 09/30/09                         450        450
K. Hovnanian Enterprises
9.125% due 05/01/09                         500        454
KB HOME
9.500% due 02/15/11                         500        499
L-3 Communications Corp.
8.500% due 05/15/08                         525        532
Lear Corp.
9.500% due 07/15/06                       1,100      1,115
Level 3 Communications, Inc. Step
   Up Bond
   Zero Coupon due 03/15/10 (a)           1,000        520
McLeodUSA, Inc.
12.000% due 07/15/08                      1,000      1,040
11.375% due 01/01/09                        500        526
Meristar Hospitality Corp.
9.000% due 01/15/08                         500        509


                                                             Semiannual Report 3

SSgA
HIGH YIELD BOND FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                      PRINCIPAL     MARKET
                                       AMOUNT        VALUE
                                        (000)        (000)
                                          $            $
                                      --------      ------
Metromedia Fiber Network, Inc.
10.000% due 12/15/09                      1,250      1,169
Newfield Exploration Co.
   Series B
7.450% due 10/15/07                         500        486
Nortek, Inc.
9.875% due 03/01/04                         500        495
NTL, Inc. Step Up Bond
   Series A
12.750% due 04/15/05 (a)                  1,500      1,522
   Series B
11.500% due 02/01/06 (a)                    500        475
Ocean Energy, Inc.
8.625% due 08/01/05                         700        719
   Series B
8.375% due 07/01/08                         500        529
PMD Group, Inc.
11.000% due 02/28/11                        500        513
PSINet, Inc.
11.000% due 08/01/09                        250         60
R&B Falcon Corp.
9.500% due 12/15/08                       1,000      1,165
RCN Corp. Step Up Bond
   Zero Coupon due 10/15/07 (a)             750        285
Riverwood International Corp.
10.625% due 08/01/07                        750        787
SBA Communications Corp.
10.250% due 02/01/09                      1,000      1,005
Sinclair Broadcast Group, Inc.
10.000% due 09/30/05                      1,000        975
Six Flags, Inc.
9.500% due 02/01/09                         500        505
Sovereign Bancorp, Inc.
8.625% due 03/15/04                         500        501
Station Casinos, Inc.
8.875% due 12/01/08                         500        504
9.875% due 07/01/10                         500        524
Team Health, Inc.
   Series B
12.000% due 03/15/09                        500        528
Tembec Industries, Inc.
8.500% due 02/01/11                         250        254
VoiceStream Wireless Corp. Step-Up
   Bond
11.875% due 11/15/09 (a)                  1,000        760
Westpoint Stevens, Inc.
7.875% due 06/15/05                       1,000        840
Williams Communications Group, Inc.
11.875% due 08/01/10                        500        464
Willis Corroon Corp.
9.000% due 02/01/09                       1,000        953
XM Satellite Radio, Inc.
14.000% due 03/15/10                        500        336
                                                   -------
                                                    38,379
                                                   -------
EURODOLLAR BONDS - 4.3%
Energis PLC
9.750% due 06/15/09                         750        713
KPNQwest BV
8.125% due 06/01/09                       1,000        895
Ono Finance PLC
13.000% due 05/01/09                        500        450
                                                   -------
                                                     2,058
                                                   -------
YANKEE BONDS - 3.7%
GT Group Telecom, Inc. Step Up Bond
   Zero Coupon due 02/01/10 (a)           1,500        653
Iron Mountain, Inc.
8.125% due 05/15/08                         700        675
Worldwide Fiber, Inc.
12.500% due 12/15/05                        500        430
                                                   -------
                                                     1,758
                                                   -------
TOTAL LONG-TERM INVESTMENTS
(cost $42,589)                                      42,195
                                                   -------


4   Semiannual Report

SSgA
HIGH YIELD BOND FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                      PRINCIPAL     MARKET
                                       AMOUNT        VALUE
                                        (000)        (000)
                                          $            $
                                      ---------     -------
PREFERRED STOCKS - 2.6%
Global Crossing Holdings, Ltd.            5,000        484
XO Communications
   Series E                               1,500        750
                                                    ------
TOTAL PREFERRED STOCKS
(cost $1,375)                                        1,234
                                                    ------
                                      PRINCIPAL
                                       AMOUNT
                                        (000)
                                          $
                                      ---------
SHORT-TERM INVESTMENTS - 2.5%
Federal Home Loan Bank Discount Note
   Zero Coupon due 03/01/01 (b)             800        800
Federated Investors Prime Cash
   Obligations Fund (b)                     405        405
                                                    ------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,205)                                        1,205
                                                    ------
                                      NUMBER OF
                                       SHARES
                                       ------
WARRANTS - 0.6%
GT Group Telecom, Inc.
   expiration date 02/01/10               1,500         75
Intersil Corp.
   expiration date 08/15/09                 500        155
Ono Finance PLC
   expiration date 05/31/09                 500         20
XM Satellite Radio Holdings, Inc.
   expiration date 03/15/10                 500          8
                                                    ------
TOTAL WARRANTS
(cost $101)                                            258
                                                    ------
TOTAL INVESTMENTS - 94.4%
(identified cost $45,270)                           44,892

OTHER ASSETS AND LIABILITIES,
NET - 5.6%                                           2,685
                                                    ------
NET ASSETS - 100.0%                                 47,577
                                                    ======


(a)  Adjustable floating rate security.
(b)  At amortized cost, which approximates market.



                        See accompanying notes which are an integral part of the financial statements.

                                                             Semiannual Report 5

SSgA
HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $45,270) ...............................................          $44,892
Receivables:
   Dividends and interest .....................................................................              864
   Investments sold ...........................................................................            1,610
   Fund shares sold ...........................................................................              613
Prepaid expenses ..............................................................................               11
                                                                                                         -------
      Total assets ............................................................................           47,990

LIABILITIES
Payables:
   Fund shares redeemed ........................................................           $364
   Accrued fees to affiliates ..................................................             23
   Other accrued expenses ......................................................             26
                                                                                           ----
      Total liabilities .......................................................................              413
                                                                                                         -------
NET ASSETS ....................................................................................          $47,577
                                                                                                         =======
NET ASSETS CONSIST OF:
Undistributed net investment income ...........................................................             $830
Accumulated net realized gain (loss) ..........................................................           (2,963)
Unrealized appreciation (depreciation) on investments .........................................             (378)
Shares of beneficial interest .................................................................                5
Additional paid-in capital ....................................................................           50,083
                                                                                                         -------
NET ASSETS ....................................................................................          $47,577
                                                                                                         =======
NET ASSET VALUE, offering and redemption price per share:
   ($47,577,218 divided by 4,932,958 shares of $.001 par value
      shares of beneficial interest outstanding) ..............................................            $9.64
                                                                                                         =======


See accompanying notes which are an integral part of the financial statements.

6  Semiannual Report

SSgA
HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS
Amounts in thousands
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Interest ...................................................................................           $2,602
   Dividends ..................................................................................               58
                                                                                                        --------
      Total investment income .................................................................            2,660

EXPENSES
   Advisory fees ...............................................................            $72
   Administrative fees .........................................................             23
   Custodian fees ..............................................................             16
   Distribution fees ...........................................................             13
   Transfer agent fees .........................................................             12
   Professional fees ...........................................................              8
   Registration fees ...........................................................             16
   Shareholder servicing fees ..................................................              6
   Trustees' fees ..............................................................              4
   Miscellaneous ...............................................................              3
                                                                                       --------
   Expenses before reductions ..................................................            173
   Expense reductions ..........................................................             (5)
                                                                                       --------
      Expenses, net ...........................................................................              168
                                                                                                        --------
Net investment income .........................................................................            2,492
                                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments .......................................................           (2,100)
Net change in unrealized appreciation (depreciation) on investments ...........................               44
                                                                                                        --------
Net realized and unrealized gain (loss) .......................................................           (2,056)
                                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........................................             $436
                                                                                                        ========


See accompanying notes which are an integral part of the financial statements.

Semiannual Report  7

SSgA
HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                      FEBRUARY 28,    FOR THE FISCAL
                                                                                          2001          YEAR ENDED
                                                                                      (UNAUDITED)     AUGUST 31, 2000
                                                                                      -----------     ---------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ........................................................      $2,492            $3,797
   Net realized gain (loss) .....................................................      (2,100)             (863)
   Net change in unrealized appreciation (depreciation) .........................          44                71
                                                                                      -------           -------
      Net increase (decrease) in net assets from operations .....................         436             3,005
                                                                                      -------           -------
DISTRIBUTIONS
   From net investment income ...................................................      (2,729)           (3,379)
   From net realized gain                                                                   -                (1)
                                                                                      -------           -------
      Net decrease in net assets from distributions .............................      (2,729)           (3,380)
                                                                                      -------           -------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ................      (3,819)           19,217
                                                                                      -------           -------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................................      (6,112)           18,842
                                                                                      -------           -------
NET ASSETS
   Beginning of period ..........................................................      53,689            34,847
                                                                                      -------           -------
   End of period (including undistributed net investment income of
      $830 and $1,067, respectively) ............................................     $47,577           $53,689
                                                                                      =======           =======


See accompanying notes which are an integral part of the financial statements.

8  Semiannual Report

SSgA
HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                    FISCAL YEARS ENDED AUGUST 31
                                                                                  ---------------------------------
                                                                          2001*      2000        1999       1998**
                                                                       ---------- ---------- ------------ ---------
NET ASSET VALUE, BEGINNING OF PERIOD .............................     $  10.14   $  10.32    $   9.90    $  10.00
                                                                       --------   --------    --------    --------
INCOME FROM OPERATIONS
   Net investment income (a) .....................................          .50        .96         .78        .18
   Net realized and unrealized gain (loss) .......................         (.47)      (.21)        .30       (.24)
                                                                       --------   --------    --------    --------
      Total income from operations ...............................          .03        .75        1.08       (.06)
                                                                       --------   --------    --------    --------
DISTRIBUTIONS
   From net investment income ....................................         (.53)      (.93)       (.66)      (.04)
                                                                       --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD ...................................     $   9.64   $  10.14    $  10.32    $  9.90
                                                                       ========   ========    ========    =======
TOTAL RETURN (%)(b) ..............................................          .64       7.67       11.21      (.59)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ......................       47,577     53,689      34,847     11,908

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ................................          .70        .68         .65        .65
      Operating expenses, gross (d) ..............................          .72        .69         .87       1.66
      Net investment income ......................................        10.40       9.56        7.97       6.38

   Portfolio turnover rate (%) ...................................       105.36     164.01      234.31     173.64

*    For the six months ended February 28, 2001 (Unaudited).
**   For the period May 5, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods of less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current period amounts.


                                                             Semiannual Report 9

SSgA
HIGH YIELD BOND FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA High Yield Bond Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


10   Semiannual Report

SSgA
HIGH YIELD BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000 the Fund had net tax basis capital loss carryover of $108,278, which may be applied against realized net taxable gains in each succeeding year or until its expiration date of August 31, 2008. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $740,464 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in fiscal year 2001.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                         NET UNREALIZED
                         UNREALIZED       UNREALIZED      APPRECIATION
     FEDERAL TAX COST   APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     ----------------   ------------    --------------   --------------
       $45,283,125      $ 1,540,990      $(1,932,119)     $(391,129)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $42,226,416 and $45,718,679, respectively.

     For the six months ended February 28, 2001, purchases of US Government and Agency Obligations, excluding short-term investments and futures contracts, aggregated to $2,604,297.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company


                                                            Semiannual Report 11

SSgA
HIGH YIELD BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, there were no outstanding securities on loan and no income earned during the year.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. Effective January 1, 2000, the Adviser has agreed to reimburse the Fund for all expenses in excess of .75% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $4,836 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%.

     The Administrator will also charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.


12  Semiannual Report

SSgA
HIGH YIELD BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175%, and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $5,319, $94 and $19 by the Adviser, SSBSI and Solutions, respectively. The Fund did not incur any expenses from RIS and Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


                                                            Semiannual Report 13

SSgA
HIGH YIELD BOND FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS
FOLLOWS:

Advisory fees                      $ 13,397
Administration fees                   4,972
Custodian fees                          318
Distribution fees                     1,978
Shareholder servicing fees            1,922
Transfer agent fees                     363
Trustees' fees                          434
                                   --------
                                    $23,384
                                   ========


5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                  -----------------------------------------------------------
                                                     FEBRUARY 28, 2001                    AUGUST 31, 2000
                                                  ------------------------           ------------------------
                                                  SHARES           DOLLARS           SHARES           DOLLARS
                                                  ------           -------           ------           -------
Proceeds from shares sold ....................     1,279      $     12,078             2,958     $     29,717
Proceeds from reinvestment of distributions...        94               865                77              775
Payments for shares redeemed .................    (1,735)          (16,762)           (1,118)         (11,275)

Total net increase (decrease) ................      (362)     $     (3,819)            1,917     $     19,217

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.   DIVIDENDS
     On March 2, 2001, the Board of Trustees declared a dividend of $.2613 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.

14   Semiannual Report

SSgA HIGH YIELD BOND FUND

One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327


TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


                                                            Semiannual Report 15

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                               SPECIAL EQUITY FUND

                                February 28, 2001

                        SSgA-Registered Trademark- FUNDS
                               SPECIAL EQUITY FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                            Page

Financial Statements.....................................................     3

Financial Highlights.....................................................     8

Notes to Financial Statements............................................     9

Fund Management and Service Providers....................................    14



"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
SPECIAL EQUITY FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                         NUMBER     MARKET
                                           OF        VALUE
                                         SHARES      (000)
                                                       $
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 12.6%
Atlas Air, Inc. (a)                      27,900        811
Brinker International, Inc.              77,549      2,293
Entravision Communications Corp.
   Class A New (a)                       80,245        802
Linens 'N Things, Inc. (a)               49,200      1,666
Outback Steakhouse, Inc. (a)             35,100        934
Ruby Tuesday, Inc.                       63,600      1,081
Wolverine World Wide, Inc.               36,600        538
                                                   -------
                                                     8,125
                                                   -------

CONSUMER STAPLES - 2.5%
Dreyers Grand Ice Cream, Inc.            20,200        607
Hain Celestial Group, Inc. (a)           32,100        995
                                                   -------
                                                     1,602
                                                   -------

ENERGY - 9.1%
Nabors Industries, Inc. (a)              25,400      1,440
Noble Drilling Corp. (a)                 48,000      2,235
Smith International, Inc. (a)            28,800      2,177
                                                   -------
                                                     5,852
                                                   -------

FINANCIALS - 19.2%
ACE, Ltd.                                58,600      2,145
Affiliated Managers Group, Inc. (a)      29,300      1,509
Alexandria Real Estate Equities,
   Inc. (c)                              38,300      1,454
Apartment Investment & Management
   Co. Class A (c)                       34,200      1,505
Boston Properties, Inc. (c)              38,100      1,537
Legg Mason, Inc.                         24,600      1,177
Silicon Valley Bancshares (a)            61,300      1,713
TCF Financial Corp.                      37,200      1,373
                                                   -------
                                                    12,413
                                                   -------

HEALTH CARE - 11.9%
Aviron (a)                               18,600        780
Biogen, Inc. (a)                         12,700        909
Biopure Corp. New (a)                    59,300      1,119
Enzon, Inc. (a)                          23,500      1,494
Human Genome Sciences, Inc. (a)          13,300        731
IDEC Pharmaceuticals Corp. (a)           33,000      1,860
MedImmune, Inc. (a)                      17,900        782
                                                   -------
                                                     7,675
                                                   -------

INDUSTRIALS - 6.1%
Newport News Shipbuilding, Inc.          20,400      1,115
Teekay Shipping Corp.                    68,900      2,839
                                                   -------
                                                     3,954
                                                   -------

INFORMATION TECHNOLOGY - 24.5%
Avanex Corp. New (a)                     19,700        382
Brocade Communications Systems,
   Inc. (a)                              30,900      1,199
Conexant Systems, Inc. (a)               43,400        532
Digex, Inc. (a)                          79,400      1,434
Exodus Communications, Inc. (a)          54,100        791
Extreme Networks, Inc. (a)               37,700        852
Gentex Corp. (a)                         75,500      1,892
Micromuse, Inc. (a)                      24,200        994
Network Plus Corp. (a)                  100,000        431
Nuance Communications, Inc. New (a)      33,700        775
Packeteer, Inc. (a)                     118,000      1,615
Portal Software, Inc. (a)               114,600        820
Rational Software Corp. (a)              38,800      1,356
VeriSign, Inc. (a)                       20,000        954
Veritas Software Corp. (a)                9,400        610
Vitesse Semiconductor Corp. (a)          31,100      1,227
                                                   -------
                                                    15,864
                                                   -------

MATERIALS - 3.5%
Jacob's Engineering Group, Inc. (a)      26,400      1,485
OM Group                                 15,600        791
                                                   -------
                                                     2,276
                                                   -------


                                                           Semiannual Report 3

SSgA
SPECIAL EQUITY FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                         NUMBER     MARKET
                                           OF        VALUE
                                         SHARES      (000)
                                                       $
TELECOMMUNICATION SERVICES - 4.1%
Allegiance Telecom, Inc. (a)             62,500      1,266
McLeodUSA, Inc. (a)                     106,800      1,401
                                                   -------
                                                     2,667
                                                   -------
UTILITIES - 1.5%
Mirant Corp. New (a)                     40,256      1,006
                                                   -------

TOTAL COMMON STOCKS
(cost $69,778)                                      61,434
                                                   -------

                                      PRINCIPAL
                                        AMOUNT
                                         (000)
                                           $
SHORT-TERM INVESTMENTS - 3.9%
AIM Short-Term Investment Prime             915        915
   Portfolio Class A (b)
Federated Investors Prime Cash            1,609      1,609
   Obligations Fund (b)                            -------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,524)                                        2,524
                                                   -------

TOTAL INVESTMENTS - 98.9%
(identified cost $72,302)                           63,958

OTHER ASSETS AND LIABILITIES,
NET - 1.1%                                             684
                                                   -------

NET ASSETS - 100.0%                                 64,642
                                                   =======


(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Real Estate Investment Trust (REIT).



See the accompanying notes which are an integral part of the financial statements.

4  Semiannual Report

SSgA
SPECIAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                                 FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $72,302) ............................................         $ 63,958
Receivables:
   Dividends ...............................................................................               14
   Investments sold ........................................................................            2,576
   Fund shares sold ........................................................................              866
Prepaid expenses ...........................................................................               14
Short-term investments held as collateral for securities loaned, at market .................           11,254
                                                                                                     --------
      Total assets .........................................................................           78,682

LIABILITIES
Payables:
   Investments purchased .......................................................    $  2,681
   Fund shares redeemed ........................................................          18
   Accrued fees to affiliates ..................................................          54
   Other accrued expenses ......................................................          33
Payable upon return of securities loaned, at market ............................      11,254
                                                                                    --------
      Total liabilities ....................................................................           14,040
                                                                                                     --------

NET ASSETS .................................................................................         $ 64,642
                                                                                                     ========
NET ASSETS CONSIST OF:
Accumulated net operating loss .............................................................         $   (110)
Accumulated of net realized gain (loss) ....................................................             (511)
Unrealized appreciation (depreciation) on investments ......................................           (8,344)
Shares of beneficial interest ..............................................................                6
Additional paid-in capital .................................................................           73,601
                                                                                                     --------

NET ASSETS .................................................................................         $ 64,642
                                                                                                     ========

NET ASSET VALUE, offering and redemption price per share:
   ($64,641,706 divided by 5,551,266 shares of $.001 par value
      shares of beneficial interest outstanding) ...........................................         $  11.64
                                                                                                     ========


        See the accompanying notes which are an integral part of the financial statements.

                                                           Semiannual Report  5

SSgA
SPECIAL EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands                                  FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends ...............................................................................        $     232
   Securities Lending Income ...............................................................               53
   Interest ................................................................................                2
                                                                                                    ---------
      Total investment income ..............................................................              287

EXPENSES
   Advisory fees ...............................................................     $   269
   Administrative fees .........................................................          27
   Custodian fees ..............................................................          15
   Distribution fees ...........................................................          27
   Transfer agent fees .........................................................          19
   Professional fees ...........................................................           9
   Registration fees ...........................................................          28
   Shareholder servicing fees ..................................................          11
   Trustees' fees ..............................................................           4
   Miscellaneous ...............................................................           4
                                                                                     -------
   Expenses before reductions ..................................................         413
   Expense reductions ..........................................................         (16)
                                                                                     -------

      Expenses, net ........................................................................              397
                                                                                                    ---------

Net investment income (loss) ...............................................................             (110)
                                                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments ....................................................            4,155
Net change in unrealized appreciation (depreciation) on investments ........................          (28,704)
                                                                                                    ---------

Net realized and unrealized gain (loss) ....................................................          (24,549)
                                                                                                    ---------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................................        $ (24,659)
                                                                                                    ==========

See the accompanying notes which are an integral part of the financial statements.

6  Semiannual Report

SSgA
SPECIAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands
                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED
                                                                                  FEBRUARY 28,  FOR THE FISCAL
                                                                                     2001         YEAR ENDED
                                                                                  (UNAUDITED)   AUGUST 31, 2000
                                                                                  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income (loss) ...............................................     $   (110)        $   (169)
   Net realized gain (loss) ...................................................        4,155           (1,693)
   Net change in unrealized appreciation (depreciation) .......................      (28,704)          19,293
                                                                                    --------         --------

      Net increase (decrease) in net assets from operations ...................      (24,659)          17,431
                                                                                    --------         --------

DISTRIBUTIONS
   From net investment income .................................................           --               (6)
                                                                                    --------         --------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ..............        3,812           57,443
                                                                                    --------         --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ...................................      (20,847)          74,868

NET ASSETS
   Beginning of period ........................................................       85,489           10,621
                                                                                    --------         --------
   End of period (including accumulated net operating loss
      of $110 at February 28, 2001) ...........................................     $ 64,642         $ 85,489
                                                                                    ========         ========


        See the accompanying notes which are an integral part of the financial statements.

                                                           Semiannual Report  7

SSgA
SPECIAL EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                   FISCAL YEARS ENDED AUGUST 31,
                                                                                  -------------------------------
                                                                        2001*        2000        1999      1998**
                                                                       ---------- ---------   ---------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ........................          $ 16.47    $ 9.17      $ 7.17    $  10.00
                                                                       -------    ------      ------    --------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ..........................             (.02)     (.05)         --         .01
   Net realized and unrealized gain (loss) ..................            (4.81)     7.35        2.01       (2.84)
                                                                       -------    ------      ------    --------

      Total income from operations ..........................            (4.83)     7.30        2.01       (2.83)
                                                                       -------    ------      ------    --------

DISTRIBUTIONS
   From net investment income ...............................               --        --        (.01)         --
                                                                       -------    ------      ------    --------

NET ASSET VALUE, END OF PERIOD ..............................          $ 11.64   $ 16.47      $ 9.17     $  7.17
                                                                       =======   =======      ======     =======

TOTAL RETURN (%)(b) .........................................           (29.33)    79.65       28.06      (28.30)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .................           64,642    85,489      10,621      13,146

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) ...........................             1.10      1.10        1.10        1.10
      Operating expenses, gross (d) .........................             1.15      1.14        1.57        1.55
      Net investment income (loss) ..........................             (.31)     (.37)        .01         .24

   Portfolio turnover rate (%) ..............................            58.05     46.45       211.30      88.36

 *   For the six months ended February 28, 2001 (Unaudited).
**   For the period May 1, 1998 (commencement of operations) to August 31, 1998.
(a) For the periods subsequent to August 31, 1998, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  See Note 4 for current periods amounts.


8 Semiannual Report

SSgA
SPECIAL EQUITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)

1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Special Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                           Semiannual Report   9

SSgA
SPECIAL EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 2000, the Fund had a net tax basis capital loss carryovers of $1,171,085 and $1,700,738, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates of August 31, 2007, and August 31, 2008, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $1,674,091 incurred from November 1, 1999 to August 31, 2000, and treat it as arising in fiscal year 2001.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                                   NET
                                                                UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION
              COST          APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
         ----------------   ------------    --------------   ---------------
         $     72,421,704   $  6,301,429    $  (14,765,003)  $    (8,463,574)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $45,265,346 and $40,733,303, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.


10  Semiannual Report

SSgA
SPECIAL EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $10,762,533 and $11,253,838, respectively.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total amount of the reimbursement for the six months ended February 28, 2001, was $14,904. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,072 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

                                                            Semiannual Report 11

SSgA
SPECIAL EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $8,981, $782 and $1,088 by the Adviser, SSBSI, and Solutions, respectively. The Fund did not incur any expenses from RIS and Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $1,270 for the six months ended February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.


12 Semiannual Report

SSgA
SPECIAL EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

Advisory fees                      $ 39,291
Administration fees                   5,268
Custodian fees                          813
Distribution fees                     4,750
Shareholder servicing fees            1,703
Transfer agent fees                   1,660
Trustees' fees                          859
                                   --------
                                   $ 54,344
                                   ========

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                               --------------------------------------------------------------
                                                   FEBRUARY 28, 2001                    AUGUST 31, 2000
                                               ------------------------            --------------------------
                                                SHARES         DOLLARS               SHARES         DOLLARS
                                               -------        ---------            ----------      ----------
Proceeds from shares sold...........             2,388        $  32,857                5,282       $   75,226
Proceeds from reinvestment of
   distributions. ..................                --               --                   --               --
Payments for shares redeemed........            (2,029)         (29,045)              (1,248)         (17,783)
                                               -------        ---------              --------      ----------
Total net increase (decrease).......               359        $   3,812                4,034       $   57,443
                                               =======        =========              ========      ==========

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.


                                                            Semiannual Report 13

SSgA SPECIAL EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327
--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110


14   Semiannual Report

                        SSgA-Registered Trademark- FUNDS

                               [SSgA COMPANY LOGO]

                                SEMIANNUAL REPORT

                             AGGRESSIVE EQUITY FUND


                               February 28, 2001

                        SSgA-Registered Trademark- FUNDS
                             AGGRESSIVE EQUITY FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                                              Page
Financial Statements.......................................................................     3

Financial Highlights.......................................................................     8

Notes to Financial Statements..............................................................     9

Fund Management and Service Providers......................................................    14


"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
AGGRESSIVE EQUITY FUND
STATEMENT OF NET ASSETS
                                                 FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------- ------------- ----------
                                      NUMBER      MARKET
                                        OF         VALUE
                                      SHARES       (000)
                                                     $
---------------------------------- ------------- ----------
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 30.6%
Apollo Group, Inc. Class A (a)            3,749        132
Applebee's International, Inc.            4,600        141
Brinker International, Inc. (a)           5,100        151
Direct Focus, Inc. (a)                    4,400        117
First Data Corp.                          2,200        136
Forrester Research, Inc. (a)              3,600        141
Frontier Airlines, Inc. (a)               4,300        101
Heidrick & Struggles                      3,200        106
   International, Inc. (a)
International Game Technology (a)         3,500        189
Lennar Corp.                              3,500        124
Lightbridge, Inc. (a)                     9,300        110
NVR, Inc. (a)                             1,300        190
Rent-A-Center, Inc. (a)                   3,600        159
Talbots, Inc.                             3,300        168
                                                    ------
                                                     1,965
                                                    ------
CONSUMER STAPLES - 2.3%
Pepsi Bottling Group, Inc. (The)          3,700        149
                                                    ------
ENERGY - 9.0%
EOG Resources, Inc.                       3,200        139
Stone Energy Corp. (a)                    2,600        140
Valero Energy Corp.                       4,500        165
Vintage Petroleum, Inc.                   6,700        131
                                                    ------
                                                       575
                                                    ------
FINANCIALS - 2.3%
Security Capital Group, Inc.
   Class B (a)                            7,200        149
                                                    ------
HEALTH CARE - 22.3%
AmeriSource Health Corp. Class A (a)      3,200        172
Barr Laboratories, Inc. (a)               2,100        117
DaVita, Inc. (a)                          7,700        135
Genzyme Corp. (a)                         1,300        114
IDEC Pharmaceuticals Corp. (a)            2,700        152
Invitrogen Corp. (a)                      2,100        169
Mid Atlantic Medical Services,            6,600        130
   Inc. (a)
Oxford Health Plans, Inc. (a)             4,700        155
Pharmaceutical Product                    2,700        150
   Development, Inc. (a)
Wellpoint Health Networks, Inc. (a)       1,400        138
                                                    ------
                                                     1,432
                                                    ------
INDUSTRIALS - 6.6%
Boeing Co. (The)                          2,700        168
Expeditors International of               2,600        152
   Washington, Inc.
General Semiconductor, Inc. (a)          12,000        107
                                                    ------
                                                       427
                                                    ------
INFORMATION TECHNOLOGY - 22.8%
Aeroflex, Inc. (a)                        9,100        122
Ariba, Inc. (a)                           2,000         33
Autodesk, Inc.                            2,700        103
Cerner Corp. (a)                          3,000        154
Citrix Systems, Inc. (a)                  4,000        104
Comdisco, Inc.                            8,200        105
Electronics for Imaging, Inc. (a)         6,100        149
Iomega Corp. (a)                         29,100        106
Juniper Networks, Inc. (a)                  400         26
Lockheed Martin Corp.                     3,400        127
Rational Software Corp. (a)               1,900         66
Scientific-Atlanta, Inc.                  2,300        108
Sybase, Inc. (a)                          5,100        100
TranSwitch Corp. (a)                      2,800         56
VeriSign, Inc. (a)                          800         38
Verity, Inc. (a)                          2,500         66
                                                    ------
                                                     1,463
                                                    ------
MATERIALS - 2.2%
Mentor Graphics Corp. (a)                 5,610        138
                                                    ------
TOTAL COMMON STOCKS
(cost $6,127)                                        6,298
                                                    ------

                                     Semiannual Report   3

SSgA
AGGRESSIVE EQUITY FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

---------------------------------- ------------- ----------
                                    PRINCIPAL      MARKET
                                     AMOUNT        VALUE
                                     (000)         (000)
                                       $             $
---------------------------------- ------------- ----------
SHORT-TERM INVESTMENTS - 5.0%
AIM Short-Term Investment Prime
   Portfolio Class A (b)                    200        200
Federated Investors Prime Cash
   Obligations Fund (b)                     119        119
                                                   --------
TOTAL SHORT-TERM INVESTMENTS
(cost $319)                                            319
                                                   --------
TOTAL INVESTMENTS - 103.1%
(identified cost $6,446)                             6,617

OTHER ASSETS AND LIABILITIES,
NET - (3.1%)                                          (201)
                                                   --------
NET ASSETS - 100.0%                                  6,416
                                                   ========

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.



See accompanying notes which are an integral part of the financial statements.

4  Semiannual Report

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)     FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $6,446) ....................................................   $ 6,617
Receivables:
   Dividends ......................................................................................         2
   Fund shares sold ...............................................................................         9
   From Advisor ...................................................................................        40
Prepaid expenses ..................................................................................        34
Short-term investments held as collateral for securities loaned, at market ........................       284
                                                                                                      -------
      Total assets ................................................................................     6,986

LIABILITIES
Payables:
   Investments purchased .........................................................   $   229
   Fund shares redeemed ..........................................................        51
   Accrued fees to affiliates ....................................................         4
   Other accrued expenses ........................................................         2
Payable upon return of securities loaned, at market ..............................       284
                                                                                     -------
      Total liabilities ...........................................................................       570
                                                                                                      -------
NET ASSETS ........................................................................................    $6,416
                                                                                                      =======
NET ASSETS CONSIST OF:
Accumulated net operating loss ....................................................................      $(27)
Accumulated distributions in excess of net realized gain ..........................................    (1,155)
Unrealized appreciation (depreciation) on investments .............................................       171
Shares of beneficial interest .....................................................................         1
Additional paid-in capital ........................................................................     7,426
                                                                                                      -------
NET ASSETS ........................................................................................    $6,416
                                                                                                      =======
NET ASSET VALUE, offering and redemption price per share:
   ($6,416,224 divided by 1,292,287 shares of $.001 par value
      shares of beneficial interest outstanding) ..................................................     $4.96
                                                                                                      =======

 See accompanying notes which are an integral part of the financial statements.

                                                           Semiannual Report  5

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)


INVESTMENT INCOME
   Dividends ...............................................................................          $    11
   Securities Lending Income ...............................................................                2
                                                                                                      -------
      Total investment income ..............................................................               13

EXPENSES
   Advisory fees ..................................................................   $   27
   Administrative fees ............................................................       17
   Custodian fees .................................................................        9
   Distribution fees ..............................................................        7
   Transfer agent fees ............................................................       10
   Professional fees ..............................................................       10
   Registration fees ..............................................................       16
   Trustees' fees .................................................................        4
   Miscellaneous ..................................................................        2
                                                                                     -------
   Expenses before reductions .....................................................      102
   Expense reductions .............................................................      (62)
                                                                                     -------
      Expenses, net ........................................................................               40
                                                                                                      -------
Net investment income (loss) ...............................................................              (27)
                                                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ....................................................           (1,088)
Net change in unrealized appreciation (depreciation) on investments ........................           (1,002)
                                                                                                      -------
Net realized and unrealized gain (loss) ....................................................           (2,090)
                                                                                                      -------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ......................................          $(2,117)
                                                                                                      =======

See accompanying notes which are an integral part of the financial statements.

6  Semiannual Report

SSgA
AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED
                                                                                 FEBRUARY 28,   FOR THE FISCAL
                                                                                     2001         YEAR ENDED
                                                                                  (UNAUDITED)   AUGUST 31, 2000
-------------------------------------------------------------------------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss) ..................................................   $   (27)         $   (79)
   Net realized gain (loss) ......................................................    (1,088)           7,135
   Net change in unrealized appreciation (depreciation) ..........................    (1,002)             821
                                                                                     -------          -------
      Net increase (decrease) in net assets from operations ......................    (2,117)           7,877
                                                                                     -------          -------
DISTRIBUTIONS
   From net investment income.....................................................        --              (10)
   From net realized gain ........................................................    (6,204)          (2,303)
                                                                                     -------          -------
      Net decrease in net assets from distributions ..............................    (6,204)          (2,313)
                                                                                     -------          -------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .................     6,385           (4,397)
                                                                                     -------          -------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ......................................    (1,936)           1,167

NET ASSETS
   Beginning of period ...........................................................     8,352            7,185
                                                                                     -------          -------
   End of period (including accumulated net operating loss of $27
      at February 28, 2001) ......................................................   $ 6,416          $ 8,352
                                                                                     =======          =======

  See accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                              FISCAL YEARS ENDED
                                                                                                  AUGUST 31,
                                                                                             --------------------
                                                                                    2001*       2000      1999**
                                                                                 ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................   $19.97       $12.73     $10.00
                                                                                 -------      -------     ------
INCOME FROM OPERATIONS
   Net investment income (loss)(a) ............................................     (.03)        (.13)      (.04)
   Net realized and unrealized gain (loss) ....................................    (3.16)       11.40       2.77
                                                                                 -------      -------     ------
      Total income from operations ............................................    (3.19)       11.27       2.73
                                                                                 -------      -------     ------
DISTRIBUTIONS
   From net investment income .................................................       --         (.02)        --
   From net realized gain .....................................................   (11.82)       (4.01)        --
                                                                                 -------      -------     ------
      Total distributions .....................................................   (11.82)       (4.03)        --
                                                                                 -------      -------     ------
NET ASSET VALUE, END OF PERIOD ................................................    $4.96       $19.97     $12.73
                                                                                 =======      =======     ======
TOTAL RETURN (%)(b) ...........................................................   (24.33)      112.42      27.30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...................................    6,416        8,352      7,185

   Ratios to average net assets (%)(c):
      Operating expenses, net (d) .............................................     1.10         1.10       1.10
      Operating expenses, gross (d) ...........................................     2.83         1.87       2.07
      Net investment income (loss) ............................................     (.74)        (.75)      (.50)

   Portfolio turnover rate (%) ................................................   187.22       336.60     179.56

*   For the six months ended February 28, 2001 (Unaudited).
** For the period December 30, 1998 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for the periods less than one year are annualized.
(d) See Note 4 for current period amounts.


8   Semiannual Report

SSgA
AGGRESSIVE EQUITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                   FEBRUARY 28, 2001 (UNAUDITED)


1. ORGANIZATION
   The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA Aggressive Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

   International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

   Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

   The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

   AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


                                                           Semiannual Report   9

SSgA
AGGRESSIVE EQUITY FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

   FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

   It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

   The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

                                                            NET UNREALIZED
        FEDERAL TAX         UNREALIZED       UNREALIZED      APPRECIATION
           COST            APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
        -----------        ------------    --------------   --------------
        $6,512,156           $504,789        $(400,210)        $104,579

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

3. SECURITIES TRANSACTIONS
   INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments, aggregated to $10,054,105 and $10,029,356, respectively.

   SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to

10   Semiannual Report

SSgA
AGGRESSIVE EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                  FEBRUARY 28, 2001 (UNAUDITED)

   return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $275,367 and $283,505, respectively.

4. RELATED PARTIES
   ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total amount of reimbursement for the six months ended February 28, 2001, was $61,668. As of February 28, 2001, the receivable due from the Adviser for reimbursed expenses in excess of the expense cap has been netted against the Advisory fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

   In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $519 under these arrangements.

   ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

                                                          Semiannual Report   11

SSgA
AGGRESSIVE EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                  FEBRUARY 28, 2001 (UNAUDITED)

   DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

   The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175%, to the
   Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $200 and $245 by the Adviser and SSBSI. The Fund did not incur any expenses from RIS, Commercial Banking and Solutions during this period.

   The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

   AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the fund's Adviser. The commissions paid to SSBSI were $864 for the six months ended February 28, 2001.

   BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

12   Semiannual Report

SSgA
AGGRESSIVE EQUITY FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                  FEBRUARY 28, 2001 (UNAUDITED)

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

  Administration fees             $ 2,554
  Custodian fees                      177
  Distribution fees                   461
  Shareholder servicing fees          543
  Transfer agent fees                 188
  Trustees' fees                      131
                                  -------
                                  $ 4,054
                                  =======

   BENEFICIAL INTEREST: As of February 28, 2001, two shareholders (who are also other series of the Investment Company) were record owners of approximately 37% and 31%, respectively, of the total outstanding shares of the Fund.

5. FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                     FOR THE PERIODS ENDED
                                                 ----------------------------------------------------------
                                                     FEBRUARY 28, 2001                  AUGUST 31, 2000
                                                 ---------------------------       ------------------------
                                                  SHARES           DOLLARS           SHARES        DOLLARS
                                                 ---------        ----------       ----------      --------
Proceeds from shares sold...........                538            $  3,423            278         $  4,816
Proceeds from reinvestment of
 distributions......................                859               6,137            187            2,310
Payments for shares redeemed........               (523)             (3,175)          (611)         (11,523)
                                                  -----            --------          -----         --------
Total net increase (decrease).......                874            $  6,385           (146)        $ (4,397)
                                                  =====            ========          =====         ========


                                                        Semiannual Report   13

SSgA AGGRESSIVE EQUITY FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110





14   Semiannual Report

                        SSgA-Registered Trademark- FUNDS

                             [SSgA COMPANY LOGO]
                              SEMIANNUAL REPORT

                               IAM SHARES FUND

                              February 28, 2001

                        SSgA-Registered Trademark- FUNDS
                                 IAM SHARES FUND

                          Semiannual Report (Unaudited)
                                February 28, 2001

                                Table of Contents

                                                                     Page
Financial Statements.................................................    3

Financial Highlights.................................................   11

Notes to Financial Statements........................................   12

Fund Management and Service Providers................................   18

"SSgA-Registered Trademark-" IS A REGISTERED TRADEMARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA
IAM SHARES FUND
STATEMENT OF NET ASSETS
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                   MARKET
                                        NUMBER      VALUE
                                          OF        (000)
                                        SHARES        $
                                      ----------- ----------
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 15.7%
99 Cents Only Stores (a)                  7,100        274
Alaska Air Group, Inc. (a)                1,700         49
Anheuser-Busch Cos., Inc.                35,800      1,564
AOL Time Warner, Inc. (a)                25,250      1,112
Best Buy Co. (a)                            600         25
Black & Decker Corp.                      2,900        120
Computer Sciences Corp. (a)              10,200        609
Continental Airlines, Inc. Class B (a)    3,100        139
Costco Wholesale Corp. (a)                1,400         58
DaimlerChrysler AG                        2,700        132
Danaher Corp.                            10,500        666
Disney (Walt) Co.                        48,700      1,507
Eaton Corp.                               9,300        662
Ecolab, Inc.                              1,700         71
Energizer Holdings, Inc. (a)              4,500        112
Ethan Allen Interiors, Inc.               6,000        204
Federal Signal Corp.                      3,900         86
Ford Motor Co.                           27,621        768
Gap, Inc. (The)                           2,700         74
General Motors Corp.                     13,180        703
Goodyear Tire & Rubber Co.                1,900         48
Harley-Davidson, Inc.                    15,000        650
Home Depot, Inc. (The)                   11,600        493
HON Industries, Inc.                      2,400         60
Katy Industries, Inc.                    23,800        142
Knight-Ridder, Inc.                       3,400        203
Kohl's Corp. (a)                            800         53
Leggett & Platt, Inc.                     9,100        176
Manpower, Inc.                           10,000        340
Marriott International, Inc. Class A      4,800        205
Maytag Corp.                              6,000        201
Meredith Corp.                            4,400        158
New York Times Co. Class A               12,000        530
Newell Rubbermaid, Inc.                  10,200        268
PACCAR, Inc.                              1,900         88
SBC Communications, Inc.                  9,853        470
Southwest Airlines Co.                   43,125        802
Starwood Hotels & Resorts
   Worldwide, Inc.                        5,400        188
Target Corp.                              2,800        109
Tiffany & Co.                            13,200        411
Tribune Co.                              15,907        646
United Stationers, Inc. (a)               5,500        138
USAirways Group, Inc. (a)                 3,900        161
Viacom, Inc. Class B (a)                 28,535      1,418
Visteon Corp.                             2,068         30
Washington Post Co (The), Class B           221        137
Waste Management, Inc.                   10,900        278
Whirlpool Corp.                           4,700        249
                                                   -------
                                                    17,587
                                                   -------

CONSUMER STAPLES - 11.8%
Campbell Soup Co.                        11,900        356
Coca-Cola Co. (The)                      37,900      2,010
ConAgra, Inc.                            17,500        344
Dial Corp.                                8,200        115
Fleming Cos., Inc.                        2,400         59
Gillette Co. (The)                        1,100         36
Interstate Bakeries Corp.                 4,700         77
Koninklijke Ahold                         3,332        109
Kroger Co. (a)                           21,400        519
PepsiAmericas, Inc. (a)                   5,700         92
PepsiCo, Inc.                            35,500      1,636
Philip Morris Cos., Inc.                 41,900      2,019
Procter & Gamble Co.                     26,300      1,854
Quaker Oats Co. (The)                     6,000        585
Ralston-Purina Group                     11,700        365
Safeway, Inc. (a)                        12,600        684
Sara Lee Corp.                           22,700        492
Suiza Foods Corp. (a)                     2,600        127
SYSCO Corp.                              35,200        960
Unilever                                 13,100        732
Wild Oats Markets, Inc. (a)               6,900         49
                                                   -------
                                                    13,220
                                                   -------

                                                          Semiannual Report  3

SSgA
IAM SHARES FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                 FEBRUARY 28, 2001 (UNAUDITED)

                                                   MARKET
                                        NUMBER      VALUE
                                          OF        (000)
                                        SHARES        $
                                      ----------- ----------
ENERGY - 7.2%
Baker Hughes, Inc.                        2,800        110
BP Amoco PLC - ADR                        9,468        470
Chevron Corp.                             7,000        600
Exxon Mobil Corp.                        37,584      3,046
Halliburton Co.                          10,300        410
Pennzoil-Quaker State Co.                 5,800         81
Royal Dutch Petroleum Co.                20,400      1,190
Schlumberger, Ltd.                       23,700      1,511
Texaco, Inc.                              5,100        327
Transocean Sedco Forex, Inc.              6,764        325
Unocal Corp.                                900         31
                                                   -------
                                                     8,101
                                                   -------

FINANCIALS - 10.7%
AEGON                                    24,122        843
AFLAC, Inc.                                 800         48
Allstate Corp.                            2,100         84
American Express Co.                      5,100        224
American Financial Group, Inc.            3,900         94
American International Group, Inc.        9,374        767
Bank of America Corp.                     8,500        425
Bank of New York Co., Inc.                2,800        145
Bank One Corp.                            5,400        190
CIGNA Corp.                                 500         55
Citigroup, Inc.                         106,666      5,246
Fannie Mae                                2,200        175
Fifth Third Bancorp                       1,200         65
First Union Corp.                         3,200        104
FleetBoston Financial Corp.               1,355         56
Freddie Mac                               1,200         79
Golden West Financial Corp.               1,800         99
Household International, Inc.            17,600      1,019
J.P. Morgan Chase & Co.                  10,450        488
MBNA Corp.                                1,500         49
Mellon Financial Corp.                      800         37
Merrill Lynch & Co., Inc.                 3,200        192
Morgan Stanley Dean Witter & Co.          5,600        365
National City Corp.                       1,600         44
Northern Trust Corp.                      1,000         71
Progressive Corp.                           600         59
Providian Financial Corp.                   800         40
Schwab (Charles) Corp.                    6,000        125
Stilwell Financial, Inc.                 14,600        466
SunTrust Banks, Inc.                      1,100         71
U.S. Bancorp                              6,312        146
Wachovia Corp.                              700         43
Washington Mutual, Inc.                   2,700        138
                                                   -------
                                                    12,052
                                                   -------

HEALTH CARE - 9.7%
Abbott Laboratories                       2,500        122
American Home Products Corp.              2,100        130
Amgen, Inc. (a)                           4,400        317
Applera Corp. - Applied Biosystems
   Group (a)                              9,000        622
Applera Corp. - Celera Genomics
   Group                                  3,400        148
Baxter International, Inc.               16,600      1,529
Bristol-Myers Squibb Co.                  5,600        355
Edwards Lifesciences Corp. (a)           10,200        214
Invitrogen Corp. (a)                      5,312        428
Johnson & Johnson                         3,400        331
Lilly (Eli) & Co.                         3,100        246
Medtronic, Inc.                           2,000        102
Merck & Co., Inc.                        46,400      3,721
New Brunswick Scientific Co., Inc. (a)   14,630         59
Pfizer, Inc.                             21,725        978
Schering-Plough Corp.                    39,700      1,597
                                                   -------
                                                    10,899
                                                   -------

4  Semiannual Report

SSgA
IAM SHARES FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                 FEBRUARY 28, 2001 (UNAUDITED)

                                                    MARKET
                                        NUMBER      VALUE
                                          OF        (000)
                                        SHARES        $
                                      ----------- ----------
INDUSTRIALS - 13.2%
Airborne, Inc.                            7,900         82
Boeing Co. (The)                         16,900      1,051
Caterpillar, Inc.                         9,400        391
Crane Co.                                 1,900         51
CSX Corp.                                 2,200         74
Deere & Co.                               3,100        126
Dover Corp.                              15,600        598
Emerson Electric Co.                      6,300        421
Fisher Scientific International,
   Inc. (a)                               7,800        281
General Electric Co.                    141,000      6,557
Ingersoll-Rand Co.                        4,000        173
Johnson Controls, Inc.                    3,000        199
Kansas City Southern Industries,
   Inc. (a)                               3,650         55
Koninklijke (Royal) Philips
   Electronics (a)                       32,689      1,067
Martin Marietta Materials, Inc.           3,200        147
Navistar International Corp. (a)          3,000         75
Norfolk Southern Corp.                    8,300        150
Parker-Hannifin Corp.                     4,000        172
Raytheon Co. Class A                      2,700         89
Ryder System, Inc.                        4,800         98
SPX Corp.                                 3,400        330
Tyco International, Ltd.                 32,400      1,771
Union Pacific Corp.                       6,100        335
United Parcel Service, Inc. Class B       8,814        498
                                                   -------
                                                    14,791
                                                   -------
INFORMATION TECHNOLOGY - 19.6%
Adobe Systems, Inc.                         800         23
Agilent Technologies, Inc. (a)            2,212         80
Allen Telecom, Inc. (a)                  11,800        165
Amphenol Corp. Class A (a)                7,700        275
Applied Materials, Inc. (a)               5,600        237
APW, Ltd. (a)                             4,300        123
Avaya, Inc. (a)                           1,632         23
Avery Dennison Corp.                      3,600        191
Cisco Systems, Inc. (a)                  65,600      1,554
COMPAQ Computer Corp.                     3,800         77
Computer Associates International, Inc.   1,800         56
Dell Computer Corp. (a)                  20,200        442
EMC Corp. (a)                            14,800        588
Energy Conversion Devices, Inc. (a)      10,200        266
General Dynamics Corp.                    9,600        655
General Motors Corp. Class H (a)          1,980         45
Hewlett-Packard Co.                      11,600        335
Honeywell International, Inc.            15,662        732
Intel Corp.                              59,200      1,691
International Business Machines Corp.    10,700      1,069
JDS Uniphase Corp. (a)                    4,500        120
Litton Industries, Inc. (a)               3,500        277
Lockheed Martin Corp.                     4,900        184
Lucent Technologies, Inc.                 9,595        111
McDATA Corp. Class A New (a)                544         10
Microsoft Corp. (a)                      49,700      2,932
Motorola, Inc.                            8,100        123
Nextel Communications, Inc. Class
   A (a)                                  4,000         96
Nortech Systems, Inc. (a)                12,800         84
Nortel Networks Corp.                    45,600        843
Northrop Grumman Corp.                    8,200        770
Oracle Corp. (a)                         57,200      1,087
PerkinElmer, Inc.                        10,500        769
QUALCOMM, Inc. (a)                        6,500        356
Quantum Corp. - DLT & Storage
   Systems                               26,700        336
Quantum Corp. - Hard Disk Drive (a)      21,100        222
Rockwell International Corp.              3,600        165
Scott Technologies, Inc. (a)              8,700        198
Sun Microsystems, Inc. (a)               25,600        509
Teledyne Technologies, Inc. (a)          10,100        132
Tellabs, Inc. (a)                           600         26
Texas Instruments, Inc.                  11,200        331
Textron, Inc.                             1,500         79
Thomas & Betts Corp.                      6,200        118
Titan Corp. (a)                          12,300        304
United Technologies Corp.                 9,000        701
Veritas Software Corp. (a)                3,900        253
Verizon Communications, Inc.             38,172      1,890

                                                            Semiannual Report  5

SSgA
IAM SHARES FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                  FEBRUARY 28, 2001 (UNAUDITED)

                                                    MARKET
                                        NUMBER      VALUE
                                          OF        (000)
                                        SHARES        $
                                      ----------- ----------
Xerox Corp.                              28,300        170
Yahoo!, Inc. (a)                          5,700        135
                                                   -------
                                                    21,958
                                                   -------
MATERIALS - 7.9%
Air Products & Chemicals, Inc.            3,900        158
Alcoa, Inc.                              25,000        894
Archer-Daniels-Midland Co.               16,905        254
Bowater, Inc.                             5,400        272
Brush Wellman, Inc.                       9,000        189
Dow Chemical Co.                         17,288        567
Georgia-Pacific Group                     5,900        177
Illinois Tool Works, Inc.                 8,104        491
International Paper Co.                  17,873        673
Kimberly-Clark Corp.                     19,200      1,373
Masco Corp.                              20,400        477
Minnesota Mining &  Manufacturing
   Co.                                   13,600      1,533
Phelps Dodge Corp.                        1,100         51
Rohm & Haas Co.                           7,736        284
Sherwin-Williams Co.                      3,700         93
Sigma Aldrich Corp.                      13,900        605
Temple-Inland, Inc.                       2,800        133
Vulcan Materials Co.                      1,200         51
Weyerhaeuser Co.                          7,600        408
Willamette Industries, Inc.               3,900        182
                                                   -------
                                                     8,865
                                                   -------
TELECOMMUNICATION SERVICES - 2.2%
AT&T Corp.                               57,626      1,325
AT&T Wireless Group New (a)              21,800        458
BellSouth Corp.                           5,800        243
Sprint Corp. (Fon Group)                  1,800         40
Sprint Corp. (PCS Group) (a)              7,100        179
WorldCom, Inc. (a)                       14,300        239
                                                   -------
                                                     2,484
                                                   -------
UTILITIES - 0.4%
AES Corp. (a)                             1,600         86
Enron Corp.                               2,600        178
Montana Power Co.                         9,700        176
Southern Co.                              1,200         37
                                                   -------
                                                       477
                                                   -------
TOTAL COMMON STOCKS
(cost $114,320)                                    110,434
                                                   -------
                                       PRINCIPAL
                                         AMOUNT
                                         (000)
                                           $
                                       ----------
SHORT-TERM INVESTMENTS - 1.9%
Federated Investors Prime Cash            1,883      1,883
   Obligations Fund (b)
United States Treasury Bills
   5.880% due 03/15/01 (b)(c)(d)            210        210
                                                   -------
TOTAL SHORT-TERM INVESTMENTS
(cost $2,093)                                        2,093
                                                   -------
TOTAL INVESTMENTS - 100.3%
(identified cost $116,413)                         112,527

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                          (311)
                                                   -------
NET ASSETS - 100.0%                                112,216
                                                   =======

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c)  Rate noted is yield-to-maturity from date of acquisition.
(d) Held as collateral in connection with open futures contracts purchased by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.

6  Semiannual Report

SSgA
IAM SHARES FUND
STATEMENT OF NET ASSETS, CONTINUED
                                                   FEBRUARY 28, 2001 (UNAUDITED)

                                                    UNREALIZED
                                        NUMBER     APPRECIATION
                                          OF      (DEPRECIATION)
FUTURES CONTRACTS                      CONTRACTS     (000)
                                      -----------  ----------
S&P 500 Index
   expiration date 03/01                    9        $ (313)
                                                     -------
Total Unrealized Appreciation
   (Depreciation) on Open
   Futures Contracts Purchased                       $ (313)
                                                     =======

   See accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  7

SSgA
IAM SHARES FUND

STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands (EXCEPT PER SHARE AMOUNT)    FEBRUARY 28, 2001 (UNAUDITED)

ASSETS
Investments at market (identified cost $116,413)...............................................         $112,527
Dividends receivable...........................................................................              141
Prepaid expenses...............................................................................               16
Short-term investments held as collateral for securities loaned, at market.....................            1,820
                                                                                                        --------
      Total assets.............................................................................          114,504

LIABILITIES
Payables:
   Due to Custodian.................................................................     $  123
   Fund shares redeemed.............................................................        192
   Accrued fees to affiliates.......................................................         79
   Other accrued expenses...........................................................         24
   Daily variation margin on futures contracts......................................         50
Payable upon return of securities loaned, at market.................................      1,820
                                                                                         ------

      Total liabilities........................................................................            2,288
                                                                                                        --------
NET ASSETS.....................................................................................         $112,216
                                                                                                        ========
NET ASSETS CONSIST OF:
Undistributed net investment income............................................................              $73
Accumulated net realized gain (loss)...........................................................           (1,335)
Unrealized appreciation (depreciation) on:
   Investments.................................................................................           (3,886)
   Futures contracts...........................................................................             (313)
Shares of beneficial interest..................................................................               12
Additional paid-in capital.....................................................................          117,665
                                                                                                        --------
NET ASSETS.....................................................................................         $112,216
                                                                                                        ========
NET ASSET VALUE, offering and redemption price per share:
   ($112,216,322 divided by 11,516,892 shares of $.001 par value
      shares of beneficial interest outstanding)...............................................            $9.74
                                                                                                        ========


See accompanying notes which are an integral part of the financial statements.

8  Semiannual Report

SSgA
IAM SHARES FUND

STATEMENT OF OPERATIONS
Amounts in thousands      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

INVESTMENT INCOME
   Dividends...................................................................................         $    756
   Interest....................................................................................               23
                                                                                                        --------
      Total investment income..................................................................              779

EXPENSES
   Advisory fees....................................................................   $    152
   Administrative fees..............................................................         34
   Custodian fees...................................................................         19
   Distribution fees................................................................         96
   Transfer agent fees..............................................................         10
   Professional fees................................................................          9
   Registration fees................................................................         28
   Shareholder servicing fees.......................................................         15
   Trustees' fees...................................................................          5
   Miscellaneous....................................................................          2
                                                                                       --------
   Expenses before reductions.......................................................        370
   Expense reductions...............................................................         (1)
                                                                                       --------
      Expenses, net............................................................................              369
                                                                                                        --------
Net investment income..........................................................................              410
                                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................................     (1,111)
   Futures contracts................................................................       (180)          (1,291)
                                                                                       --------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................................    (18,826)
   Futures contracts................................................................       (347)         (19,173)
                                                                                       --------         --------
Net realized and unrealized gain (loss)........................................................          (20,464)
                                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..........................................         $(20,054)
                                                                                                        ========

   See accompanying notes which are an integral part of the financial statements.

                                                            Semiannual Report  9

SSgA
IAM SHARES FUND

STATEMENT OF CHANGES IN NET ASSETS
Amounts in thousands

                                                                                       FOR THE SIX    FOR THE FISCAL
                                                                                      MONTHS ENDED      YEAR ENDED
                                                                                      FEBRUARY 28,   AUGUST 31, 2000
                                                                                          2001
                                                                                       (UNAUDITED)
                                                                                     -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income............................................................  $     410        $     728
   Net realized gain (loss).........................................................     (1,291)             183
   Net change in unrealized appreciation (depreciation).............................    (19,173)          15,022
                                                                                      ---------        ---------
      Net increase (decrease) in net assets from operations.........................    (20,054)          15,933
                                                                                      ---------        ---------
DISTRIBUTIONS
   From net investment income.......................................................       (611)            (589)
   From net realized gain...........................................................       (205)             (97)
                                                                                      ---------        ---------
      Net decrease in net assets from distributions.................................       (816)            (686)
                                                                                      ---------        ---------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions....................       (604)          58,127
                                                                                      ---------        ---------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                             (21,474)          73,374

NET ASSETS
   Beginning of period..............................................................    133,690           60,316
                                                                                      ---------        ---------
   End of period (including undistributed net investment income of
      $73 and $274, respectively)...................................................  $ 112,216        $ 133,690
                                                                                      =========        =========



See accompanying notes which are an integral part of the financial statements.

10  Semiannual Report

SSgA
IAM SHARES FUND

FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  ----------------------------------
                                                                                               FISCAL YEARS ENDED
                                                                                                    AUGUST 31
                                                                                  ----------------------------------
                                                                                      2001*      2000       1999**
                                                                                  -----------  ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD...........................................     $11.55     $  10.14    $  10.00
                                                                                  -----------  ---------  ----------
INCOME FROM OPERATIONS
   Net investment income (a)...................................................        .04          .09         .02
   Net realized and unrealized gain (loss).....................................      (1.78)        1.42         .12
                                                                                  -----------  ---------  ----------
      Total income from operations.............................................      (1.74)        1.51         .14
                                                                                  -----------  ---------  ----------
DISTRIBUTIONS
   From net investment income..................................................       (.05)        (.08)          --
   From net realized gain                                                             (.02)        (.02)          --
                                                                                  -----------  ---------  ----------
      Total distributions......................................................       (.07)        (.10)          --
                                                                                  -----------  ---------  ----------
NET ASSET VALUE, END OF PERIOD.................................................      $9.74       $11.55      $10.14
                                                                                  ===========  =========  ==========
TOTAL RETURN (%)(b)............................................................     (15.12)       14.94        1.40

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)....................................    112,216      133,690      60,316

   Ratios to average net assets (%)(c):
      Operating expenses, net..................................................        .61          .55         .65
      Operating expenses, gross................................................        .61          .55         .67
      Net investment income....................................................        .68          .79         .72

   Portfolio turnover rate (%)(d)..............................................       1.40         5.34          --

*   For the six months ended February 28, 2001 (Unaudited).
**  For the period June 2, 1999 (commencement of operations) to August 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) The rate for the period ended August 31, 1999 is not meaningful due to the Fund's short period of operation.


                                                          Semiannual Report  11

SSgA
IAM SHARES FUND
                                                NOTES TO FINANCIAL STATEMENTS

                                                FEBRUARY 28, 2001 (UNAUDITED)


1.   ORGANIZATION
     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 24 investment portfolios which are in operation as of February 28, 2001. These financial statements report on one portfolio, the SSgA IAM SHARES Fund (the "Fund"). The Fund invests primarily in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions ("IAM companies"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


12  Semiannual Report

SSgA
IAM SHARES FUND
                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                  FEBRUARY 28, 2001 (UNAUDITED)


     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2001 are as follows:

           FEDERAL TAX    UNREALIZED     UNREALIZED      NET UNREALIZED
              COST       APPRECIATION  (DEPRECIATION)     APPRECIATION
                                                         (DEPRECIATION)
          ------------   ------------  --------------    --------------
          $118,221,110    $13,636,965   $(17,522,557)      $(3,885,592)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting year may differ significantly from distributions during such year. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses of the investment company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives.


                                                         Semiannual Report  13

SSgA
IAM SHARES FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS
     INVESTMENT TRANSACTIONS: For the six months ended February 28, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $1,823,511 and $1,698,228, respectively.

     SECURITIES LENDING: The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street Bank and Trust Company and is recorded as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street Bank and Trust Company and are recorded as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2001, the value of outstanding securities on loan and the value of collateral amounted to $1,742,811 and $1,820,310, respectively. Included in interest income is securities lending income of $13,411 for the six months ended February 28, 2001.

4.   RELATED PARTIES
     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser, through State Street Global Advisors, the investment management group of the Adviser, directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .65% of average daily net assets on an annual basis. The Investment



14  Semiannual Report

SSgA
IAM SHARES FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     In addition, the Fund has entered into arrangements with its Adviser whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Fund's custodian fees were reduced by $1,164 under these arrangements.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator for services supplied by the Administrator pursuant to the Administration Agreement, an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. The Administrator will charge a flat fee of $30,000 per year per Fund with less than $500 million in net assets and $1,500 per year for monthly performance reports and use of Russell Performance Universe software product. In addition, the Fund reimburses the Administrator for out-of-pocket expenses and start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has Shareholder Service Agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") and State Street Solutions ("Solutions")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, .175% and .175% to the
     Adviser, SSBSI, RIS, Commercial Banking, and Solutions, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 28, 2001, the Fund was charged shareholder servicing expenses of $15,182 by the Adviser. The Fund did not incur any expenses from RIS, SSBSI, Commercial Banking and Solutions during this period.



                                                           Semiannual Report  15

SSgA
IAM SHARES FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)


     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Fund on an annual basis. Payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2001.

     BOARD OF TRUSTEES: The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF FEBRUARY 28, 2001 WERE AS FOLLOWS:

         Advisory fees                       $ 25,816
         Administration fees                    4,801
         Custodian fees                         3,846
         Distribution fees                     36,838
         Shareholder servicing fees             1,282
         Transfer agent fees                    4,796
         Trustees' fees                         1,203
                                             --------
                                             $ 78,582
                                             ========

     BENEFICIAL INTEREST: As of February 28, 2001, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 83% of the total outstanding shares of the Fund.

5.   FUND SHARE TRANSACTIONS (amounts in thousands)

                                                                      FOR THE PERIODS ENDED
                                                  -----------------------------------------------------------
                                                     FEBRUARY 28, 2001                    AUGUST 31, 2000
                                                  ------------------------           ------------------------
                                                  SHARES            DOLLARS           SHARES           DOLLARS
                                                  ------           --------           -------         --------
Proceeds from shares sold..............                8           $     87             5,732         $ 59,276
Proceeds from reinvestment of
  distributions........................               76                816                65              686
Payments for shares redeemed...........             (144)            (1,507)             (168)          (1,835)
                                                  ------           --------           -------         --------
Total net increase (decrease)..........              (60)          $   (604)            5,629         $ 58,127
                                                  ======           ========           =======         ========

 16  Semiannual Report

SSgA
IAM SHARES FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                   FEBRUARY 28, 2001 (UNAUDITED)

6.   INTERFUND LENDING PROGRAM
     The Fund and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order on December 23, 1999 to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Fund did not utilize the interfund lending program during this year.

7.   DIVIDEND
     On March 2, 2001, the Board of Trustees declared a dividend of $.0188 from net investment income, payable on March 7, 2001 to shareholders of record on March 2, 2001.


17  Semiannual Report

SSgA IAM SHARES FUND
One International Place, 27th Floor
Boston, Massachusetts 02110
(800) 997-7327



TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President, Treasurer and CEO
     Mark E. Swanson, Treasurer and Principal Accounting Officer
     J. David Griswold, Vice President and Secretary
     Deedra S. Walkey, Assistant Secretary
     Rick J. Chase, Assistant Treasurer
     Carla L. Anderson, Assistant Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND
OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts 02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     One International Place, 27th Floor
     Boston, Massachusetts 02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington 98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, Massachusetts 02110



                                                         Semiannual Report  17